UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – October 31, 2012

Item 1: Reports to Shareholders

Vanguard® Municipal Bond Funds

Statement of Net Assets
As of October 31, 2012

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents
Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	26
Intermediate-Term Tax-Exempt Fund	59
Long-Term Tax-Exempt Fund	121
High-Yield Tax-Exempt Fund	139
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
Alabama (1.1%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/12	21,510	21,596
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13	7,500	7,677
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13	11,760	12,038
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/14	8,000	8,550
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.260%	11/7/12	12,360	12,360
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.500%	6/1/16	5,000	5,069
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.220%	11/7/12	11,275	11,275
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.600%	11/15/12	18,500	18,500
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.600%	12/1/12	9,200	9,200
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.600%	2/1/13	7,515	7,514
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/13	1,715	1,732
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,326
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,732
				121,569
Alaska (0.6%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.240%	11/7/12	46,870	46,870
Alaska Industrial Development & Export Authority Revenue	5.000%	4/1/15	3,000	3,317
Matanuska-Susitna Borough AK GO	4.000%	3/1/15	1,000	1,081
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,557
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,547
North Slope Borough AK GO	2.500%	6/30/14	3,400	3,518
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	11,190
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,238
				74,318
Arizona (0.8%)
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	4.000%	2/1/17	2,000	2,167
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,142
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/16	5,000	5,674
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.230%	11/7/12	8,840	8,840
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,463
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,158
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/13	1,105	1,153
1 Mesa AZ Utility System Revenue TOB VRDO	0.220%	11/7/12 (4)	8,250	8,250

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Mesa AZ Utility System Revenue TOB VRDO	0.220%	11/7/12 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.270%	11/7/12	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.320%	11/7/12	4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.210%	11/7/12	4,500	4,500
Pima County AZ Sewer Revenue	4.000%	7/1/14	1,500	1,582
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,384
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,285
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.220%	11/7/12	15,910	15,910
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	3.000%	10/1/13	780	798
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	4.000%	10/1/14	1,175	1,249
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/15	1,750	1,965
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/16	2,120	2,449
				91,459
California (12.3%)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	2/1/17	10,000	10,142
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.041%	8/1/17	15,000	15,012
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,129
California Community College Financing Authority TRAN	2.000%	6/28/13	14,000	14,115
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	15,000	16,041
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	13,750	15,296
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	14,500	16,719
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,583
California Economic Recovery Bonds GO	5.250%	7/1/13 (14)	1,025	1,059
California Economic Recovery Bonds GO	5.250%	7/1/13 (ETM)	975	1,008
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	10,700	11,567
California GO	5.000%	3/1/13	2,500	2,540
California GO	5.000%	4/1/13	2,205	2,249
California GO	5.000%	6/1/13	2,025	2,081
California GO	4.000%	11/1/14	2,650	2,833
California GO	5.000%	11/1/15	1,600	1,805
California GO	5.000%	9/1/16	8,000	9,247
California GO	5.000%	9/1/16	1,465	1,693
California GO	5.000%	10/1/16	12,070	13,987
California GO	5.000%	9/1/17	4,250	5,031
California GO	5.000%	10/1/17	35,000	41,520
California GO	5.000%	4/1/18	30,385	36,361
1 California GO TOB VRDO	0.230%	11/2/12	25,000	25,000
1 California GO TOB VRDO	0.410%	11/7/12 (4)	15,925	15,925
California GO VRDO	0.200%	11/7/12 LOC	25,000	25,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	18,976
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	0.210%	11/7/12 LOC	26,100	26,100
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	3.000%	8/15/13	2,000	2,041
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14	1,500	1,587
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,230
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,438
2 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.010%	7/1/17	5,200	5,203
California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/14	900	961
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/15	940	1,058
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,738
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,188
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	16,452
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,125
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/7/12	21,185	21,185
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/7/12	20,885	20,885
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.230%	11/1/12 (ETM)	21,600	21,600
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14	2,500	2,643
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.500%	4/1/13	20,550	20,741
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.710%	4/1/14	34,200	34,296
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/13	2,000	2,017
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/13	1,160	1,170
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/14	1,845	1,947
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/15	2,120	2,301

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,139
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,255
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/15	1,250	1,383
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/16	7,160	8,138
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	8,205	9,519
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,801
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,955
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	12,588
California Public Works Board Lease Revenue (Department of Public Health)	3.000%	11/1/14	2,000	2,092
California Public Works Board Lease Revenue (Department of Public Health)	4.000%	11/1/15	2,500	2,731
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/16	1,500	1,730
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/14	8,375	8,904
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/14	4,000	4,342
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/15	3,000	3,270
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/16	3,415	3,862
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/16	3,070	3,406
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,385	2,756
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,178
California RAN	2.500%	6/20/13	171,000	173,406
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.360%	11/2/12 (4)	14,650	14,650
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.430%	11/2/12 (4)	17,525	17,525
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	5,000	5,098
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,250	10,897
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,781
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	6,110
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	74,000	76,174
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital) VRDO	0.210%	11/7/12 LOC	2,000	2,000
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,766
1 Desert CA Community College District GO TOB VRDO	0.220%	11/7/12	14,340	14,340
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,679
Fontana CA Unified School District BAN	4.000%	12/1/12	20,000	20,055
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	11,500	11,853
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	44,730	46,103
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	5,000	5,157
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	12,500	12,920
Golden State Tobacco Securitization Corp. California	6.625%	6/1/13 (Prere.)	3,000	3,112
3 Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	19,490	20,227
1 Los Angeles CA Community College District GO TOB VRDO	0.210%	11/7/12	15,940	15,940
Los Angeles CA Department of Water & Power Revenue	4.000%	1/1/16	7,500	8,252
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16	8,300	9,372
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.210%	11/1/12	13,675	13,675
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.230%	11/1/12	5,600	5,600
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.240%	11/7/12	5,515	5,515
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.240%	11/7/12	15,255	15,255
Los Angeles CA GO	5.000%	9/1/18	22,900	28,150
Los Angeles CA Unified School District GO	4.000%	7/1/14	13,000	13,781
1 Los Angeles CA Unified School District GO TOB VRDO	0.220%	11/7/12	6,700	6,700
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,473
4 Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	15,179
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/15	10,850	12,060
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,951
2 Metropolitan Water District of Southern California Revenue PUT	0.360%	6/1/13	11,250	11,258
2 Metropolitan Water District of Southern California Revenue PUT	0.360%	6/1/13	5,750	5,754
1 Metropolitan Water District of Southern California Revenue TOB VRDO	0.220%	11/7/12	29,800	29,800
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,071
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,108
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,542
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,237
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/13	2,500	2,561
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/14	1,000	1,058
1 Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project) TOB VRDO	0.210%	11/7/12 LOC	13,710	13,710
Orange County CA Airport Revenue	3.000%	7/1/13	1,670	1,698
1 Palomar Pomerado Health California GO TOB VRDO	0.220%	11/7/12 LOC	1,100	1,100
1 Peralta CA Community College District Revenue TOB VRDO	0.220%	11/7/12 (4)	7,715	7,715
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/16	2,500	2,733
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/16	3,400	3,835

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/17	2,000	2,218
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/17	3,705	4,272
Riverside County CA Transportation Commission Sales Tax Revenue VRDO	0.230%	11/7/12	5,130	5,130
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/14	600	642
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.220%	11/7/12	5,200	5,200
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13	6,000	6,188
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/14	3,205	3,420
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	2,965	3,259
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/14	6,000	6,430
1 San Diego County CA Water Authority Revenue COP TOB VRDO	0.210%	11/7/12	4,000	4,000
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,548
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	4,435	4,920
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	21,100	24,166
San Francisco CA City & County International Airport Revenue PUT	2.250%	12/4/12	29,755	29,803
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/12 (Prere.)	1,000	1,000
1 San Jose CA Financing Authority Lease Revenue TOB VRDO	0.220%	11/7/12 (13)	5,000	5,000
Tuolumne CA Wind Project Authority Revenue	4.000%	1/1/13	2,375	2,389
1 University of California Revenue TOB VRDO	0.230%	11/1/12	10,895	10,895
				1,414,290
Colorado (2.4%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,490
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	2.000%	2/1/13	18,250	18,327
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/13	4,460	4,599
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/8/12	4,375	4,379
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	12,560
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,062
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13	7,490	7,858
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.240%	11/7/12	10,000	10,000
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,073
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,773
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13	5,165	5,205
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13	1,605	1,617
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	8,615	9,055
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	3,510	3,689
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	3,500	3,829
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	1,945	2,128
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.200%	11/7/12	21,000	21,000
Colorado Housing & Finance Authority Employment Compensation Special Assessment Revenue	5.000%	5/15/14	22,060	23,604
Denver CO City & County Airport Revenue	0.420%	11/1/12 (12)	12,200	12,200
Denver CO City & County Airport Revenue	0.430%	11/1/12 (12)	12,700	12,700
Denver CO City & County Airport Revenue	0.430%	11/1/12 (12)	16,800	16,800
Denver CO City & County Airport Revenue	0.430%	11/2/12 (12)	18,500	18,500
Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,291
2 E-470 Public Highway Authority Colorado Revenue PUT	2.930%	9/1/14	17,065	17,074
1 Jefferson County CO School District GO TOB VRDO	0.220%	11/7/12	13,660	13,660
Moffat County CO Pollution Control Revenue (PacifiCorp Projects) VRDO	0.220%	11/7/12 LOC	10,400	10,400
Regional Transportation District of Colorado COP	5.000%	6/1/14	1,500	1,595
Regional Transportation District of Colorado COP	5.000%	6/1/15	2,330	2,559
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/13	4,305	4,511
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/14	5,000	5,456
1 University of Colorado Enterprise System Revenue TOB VRDO	0.710%	11/7/12 LOC	7,900	7,900
University of Colorado Hospital Authority Revenue VRDO	0.200%	11/7/12 LOC	4,540	4,540
				271,434
Connecticut (1.9%)
Connecticut GO	5.375%	11/15/12 (Prere.)	7,985	8,001
Connecticut GO	5.000%	3/1/14 (Prere.)	3,000	3,188
2 Connecticut GO	0.440%	9/15/14	4,375	4,376
Connecticut GO	5.000%	12/1/14 (14)	24,610	26,428
Connecticut GO	3.000%	1/1/15	1,200	1,205
2 Connecticut GO	0.610%	4/15/15	5,100	5,101
2 Connecticut GO	0.710%	5/15/15	35,400	35,400
Connecticut GO	5.000%	12/1/15 (14)	29,600	31,723
2 Connecticut GO	0.740%	4/15/16	5,000	5,006
2 Connecticut GO	0.860%	5/15/16	20,000	20,000
2 Connecticut GO	0.860%	5/15/16	8,300	8,365
2 Connecticut GO	0.640%	9/15/16	3,000	3,001
2 Connecticut GO	0.890%	4/15/17	4,000	4,010
2 Connecticut GO	0.730%	9/15/17	1,750	1,756
2 Connecticut GO	0.980%	9/15/18	3,000	3,014

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Connecticut GO PUT	0.860%	9/15/17	5,465	5,468
2 Connecticut GO PUT	1.560%	3/1/18	17,500	17,696
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/13	1,915	1,973
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,192
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	4.000%	2/7/13	7,610	7,686
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	22,935
				218,524
Delaware (0.1%)
University of Delaware Revenue PUT	0.850%	6/4/13	12,000	12,043

District of Columbia (0.6%)
1 District of Columbia GO TOB VRDO	0.300%	11/7/12 (4)	20,880	20,880
2 District of Columbia Income Tax Revenue	0.510%	12/1/13	15,000	15,000
2 District of Columbia Income Tax Revenue	0.560%	12/1/13	10,665	10,665
District of Columbia Revenue (Georgetown University)	5.000%	4/1/13	5,000	5,098
District of Columbia Revenue (Georgetown University)	5.000%	4/1/14	2,000	2,123
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.690%	6/1/15	7,390	7,390
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.790%	6/1/16	6,000	6,001
				67,157
Florida (8.2%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,361
Broward County FL Airport System Revenue	5.000%	10/1/17	700	826
Broward County FL Airport System Revenue	5.000%	10/1/18	700	837
Broward County FL School Board COP	4.000%	7/1/14	1,300	1,372
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,076
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,261
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,786
Broward County FL School Board COP	5.000%	7/1/18	4,415	5,179
2 Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	1.960%	6/1/13	37,000	37,274
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,468
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	15,000	16,489
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	30,000	32,978
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,545	18,565
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,700	42,113
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,769
Escambia County FL Health Facilities Authority Revenue (Ascension Health Credit Group)	5.250%	11/15/13	5,350	5,621
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,040
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	4/1/13	3,750	3,786
Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,366
Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	13,465
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,491
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	19,343
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	2,710	2,812
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	8,820	9,065
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	9,580	9,847
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	9,410	10,095
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14 (4)	8,605	8,927
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	9,235	9,912
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	5,065	5,436
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	7,250	7,522
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	6,184
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13	34,040	35,099
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14	14,605	15,698
Florida Department of Management Services COP	5.000%	8/1/13	6,595	6,802
Florida Department of Transportation GO	5.000%	7/1/13	9,605	9,910
Florida Department of Transportation GO	5.000%	7/1/16	9,405	10,911
1 Florida Education System University System Improvement Revenue TOB VRDO	0.240%	11/7/12	4,290	4,290
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue
(Parking Project) VRDO	0.210%	11/7/12 LOC	5,200	5,200
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13	10,000	10,317
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	20,495	22,736
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/16	1,350	1,555
Florida Municipal Power Agency Revenue (Stanton II Project)	4.000%	10/1/17	1,650	1,868
Florida Turnpike Authority Revenue	5.000%	7/1/13	3,825	3,944
Florida Turnpike Authority Revenue	5.000%	7/1/13 (4)	4,780	4,929
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,414
Gainesville FL Utility System Revenue VRDO	0.280%	11/1/12	16,685	16,685
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,046

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,175
1 Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.220%	11/7/12	15,730	15,730
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,076
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,130
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,255
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,248
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,287
Jacksonville FL Capital Project Revenue VRDO	0.250%	11/7/12 LOC	30,500	30,500
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/14	4,000	4,339
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.200%	11/7/12	11,875	11,875
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.200%	11/7/12	22,550	22,550
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.220%	11/7/12	26,475	26,475
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,084
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/13	1,000	1,031
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/14	1,250	1,326
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/14 (4)	1,750	1,896
Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/15	2,000	2,172
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,145
2 Lakeland FL Energy System Revenue	0.960%	10/1/17	10,000	10,007
Lakeland FL Hospital System Revenue (Lakeland Regional Health)	3.000%	11/15/12	500	500
Lee County FL Non-Ad Valorem Revenue	3.000%	10/1/14	700	731
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	925
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,110
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,434
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,663
Lee County FL School Board COP	5.000%	8/1/18	3,530	4,197
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	3.000%	11/15/14	600	619
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	4.000%	11/15/17	1,965	2,142
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	4.000%	11/15/18	1,125	1,228
1 Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.310%	11/7/12	5,250	5,250
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.220%	11/7/12	8,940	8,940
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.220%	11/7/12	9,995	9,995
1 Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.340%	11/7/12	10,140	10,140
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	2.250%	11/3/14	6,250	6,425
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,022
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.240%	11/7/12 (4)	32,570	32,570
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,139
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/13	335	337
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	519
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	533
Orange County FL School Board COP	5.000%	8/1/13	700	724
Orange County FL School Board COP	5.000%	8/1/14	4,000	4,312
Orange County FL School Board COP	5.000%	8/1/15	2,700	3,002
Orange County FL Tourist Development Revenue	5.000%	10/1/13	7,705	8,003
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,710	9,362
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.200%	11/7/12 LOC	43,000	43,000
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13	2,500	2,606
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13	2,500	2,606
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	3,075	3,338
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	4,000	4,342
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,876
1 South Florida Water Management District COP TOB VRDO	0.210%	11/1/12	2,400	2,400
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	7,852
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.750%	2/1/13 (Prere.)	5,000	5,069
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.220%	11/7/12	14,120	14,120
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.220%	11/7/12	7,500	7,500
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.270%	11/7/12	8,850	8,850
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.310%	11/7/12	20,595	20,595
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/13	9,405	9,720
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.200%	11/7/12 LOC	2,700	2,700
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,894

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Tallahassee FL Energy System Revenue TOB VRDO	0.250%	11/7/12	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,416
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	894
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,064
				934,885
Georgia (2.1%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/15	2,440	2,670
Atlanta GA Airport Revenue	4.000%	1/1/13	5,000	5,031
Atlanta GA Airport Revenue	4.000%	1/1/15	500	535
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	7,341
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,129
Atlanta GA Airport Revenue	5.000%	1/1/18	500	594
1 Atlanta GA Airport Revenue TOB VRDO	0.350%	11/7/12 (4)	11,170	11,170
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/12	3,000	3,000
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,657
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,264
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,533
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,540
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,564
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,581
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,053
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,000	10,123
4 Cobb County GA Kennestone Hospital Authority Revenue	3.000%	4/1/14	800	829
4 Cobb County GA Kennestone Hospital Authority Revenue	3.000%	4/1/15	350	370
4 Cobb County GA Kennestone Hospital Authority Revenue	4.000%	4/1/16	1,050	1,164
Dalton County GA Development Authority Revenue (Hamilton Health Care System) VRDO	0.240%	11/7/12 LOC	5,445	5,445
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,093
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,187
Georgia GO	5.000%	9/1/14	4,000	4,343
Georgia GO	4.750%	11/1/15	8,035	9,075
Georgia Municipal Electric Power Authority Revenue	4.000%	1/1/14	1,200	1,250
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/15	1,500	1,639
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/16	1,250	1,411
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,825	2,121
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,825	2,167
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,400	1,663
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13	14,225	14,619
Henry County GA School District GO	3.000%	12/1/13	1,500	1,544
Henry County GA School District GO	4.000%	12/1/14	2,500	2,685
Henry County GA School District GO	4.000%	12/1/15	4,000	4,423
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/13	7,500	7,609
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/13	10,995	11,174
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	13,500	14,566
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,715	7,353
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	0.220%	11/7/12 LOC	10,000	10,000
Monroe County GA Development Authority Pollution Control Revenue
(Gulf Power Co. Plant Scherer Project) PUT	2.125%	6/4/13	5,000	5,037
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) PUT	2.500%	3/1/13	7,500	7,536
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) VRDO	0.200%	11/7/12 LOC	15,830	15,830
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	3.000%	11/1/13	10,440	10,711
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/16	1,325	1,532
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,700	2,014
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	2,000	2,180
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/16	3,000	3,377
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.000%	1/1/13	1,330	1,339
				239,071
Hawaii (0.5%)
Hawaii GO	3.000%	12/1/13	6,000	6,178
Hawaii GO	5.000%	12/1/13	10,000	10,512
Hawaii GO	5.000%	6/1/14	1,730	1,857
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,122
Hawaii GO	5.000%	2/1/15	3,600	3,966

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	2/1/16	4,000	4,569
Hawaii GO	5.000%	7/1/16 (2)	22,795	25,499
Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,481
				58,184
Idaho (0.4%)
Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/14	5,000	5,406
Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/15	31,375	35,143
				40,549
Illinois (5.1%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,244
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,289
1 Chicago IL Board of Education GO TOB VRDO	0.300%	11/7/12 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	2,715	2,961
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,778
1 Chicago IL GO TOB VRDO	0.220%	11/7/12	9,995	9,995
1 Chicago IL GO TOB VRDO	0.320%	11/7/12	9,990	9,990
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,925	11,749
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/15	1,000	1,070
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/16	3,000	3,379
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.350%	11/7/12 (4)	7,495	7,495
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.360%	11/7/12 (4)	7,000	7,000
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.360%	11/7/12 (12)	27,185	27,185
Chicago IL Water Revenue	5.000%	11/1/18	675	823
1 Chicago IL Water Revenue TOB VRDO	0.240%	11/7/12	7,745	7,745
1 Chicago IL Water Revenue TOB VRDO	0.240%	11/7/12	7,495	7,495
Du Page & Cook Counties IL Community Consolidated School District GO	5.250%	12/1/12 (Prere.)	3,750	3,766
Illinois Development Finance Authority Revenue (St. Vincent De Paul Center) PUT	1.400%	2/28/13	11,650	11,692
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.190%	11/7/12 LOC	18,800	18,800
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.125%	2/14/13	8,325	8,346
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	5,000	5,182
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,598
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.400%	2/1/13	11,180	11,211
Illinois Finance Authority Revenue (Art Institute of Chicago)	4.000%	3/1/14	1,000	1,046
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15	900	988
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/15	7,050	7,790
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	2,500	2,906
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/16	2,220	2,475
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.210%	11/7/12 LOC	9,000	9,000
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/15	1,000	1,114
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/16	1,150	1,317
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/17	2,000	2,332
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.200%	11/7/12 LOC	6,130	6,130
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.200%	11/7/12 LOC	17,500	17,500
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,362
Illinois Finance Authority Revenue (Northwestern University) PUT	1.200%	3/1/13	10,000	10,030
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.230%	11/1/12	2,790	2,790
Illinois Finance Authority Revenue (OSF Healthcare System) VRDO	0.270%	11/7/12 (4)	30,510	30,510
Illinois Finance Authority Revenue (Provena Health)	5.000%	5/1/14	1,305	1,361
Illinois Finance Authority Revenue (Provena Health)	5.250%	5/1/15	2,555	2,752
Illinois Finance Authority Revenue (Southern Illinois Healthcare) VRDO	0.220%	11/7/12 LOC	52,270	52,270
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/16	1,865	2,006
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,683
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/15	500	564
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/16	690	806
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.220%	11/7/12	2,960	2,960
Illinois Finance Authority Solid Waste Revenue (Waste Management Inc. Project)	0.550%	4/1/13	5,000	5,011
Illinois GO	5.000%	1/1/13	1,850	1,865
Illinois GO	5.000%	1/1/16	25,945	28,862
Illinois GO	5.000%	8/1/18	22,000	25,542
Illinois GO	5.000%	8/1/19	15,000	17,455
1 Illinois GO TOB VRDO	0.710%	11/7/12	3,750	3,750
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	4,080	4,297
Illinois Regional Transportation Authority Revenue PUT	0.550%	9/1/13	29,300	29,300
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.220%	11/7/12	8,335	8,335
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,692
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,535
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.220%	11/7/12	10,665	10,665
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/13	6,000	6,319
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/14	12,000	12,895

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/14	1,500	1,614
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/14	7,250	7,953
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15	6,265	6,992
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/15	2,750	3,042
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15	3,000	3,411
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/17	10,000	11,726
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/17	7,500	8,780
Illinois Unemployment Insurance Fund Building Receipts Revenue	1.500%	6/15/21	8,750	8,775
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	4.000%	6/1/13	8,130	8,290
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,620
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,454
				581,185
Indiana (2.2%)
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	0.550%	12/3/12	13,750	13,750
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/12	1,700	1,700
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,535
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.210%	11/7/12 LOC	30,600	30,600
4 Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/17	520	599
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	3.000%	3/1/13	2,000	2,017
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	3.000%	3/1/14	2,250	2,315
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,601
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	5,095
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,972
Indiana Finance Authority Hospital Revenue (Parkview Health System)	4.000%	5/1/17	500	552
Indiana Finance Authority Lease Revenue	5.000%	11/1/12	12,130	12,130
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.270%	11/7/12	9,975	9,975
Indiana Finance Authority Revenue (Marion General Hospital) VRDO	0.200%	11/7/12 LOC	10,710	10,710
Indiana Finance Authority Water Utility Revenue (Citizens Energy Project)	3.000%	10/1/14	5,000	5,201
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13	2,000	2,047
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	8/1/13	7,605	7,863
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	8/1/14	15,000	15,246
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.700%	9/1/14	10,000	10,206
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	15,305	17,003
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/16	5,000	5,069
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,700	3,093
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	10,000	10,224
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	906
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,458
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project) TOB VRDO	0.410%	11/7/12	17,060	17,060
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/13	1,000	1,032
Purdue University Indiana University Student Fee Revenue	4.000%	7/1/14	2,085	2,211
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/14	3,130	3,262
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/15	3,190	3,359
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/15	3,255	3,460
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/16	3,320	3,548
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/16	3,385	3,648
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	35,620	36,842
				250,289
Iowa (0.1%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	4,026
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,307
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/12	1,700	1,707
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/15	1,400	1,594
				10,634
Kansas (0.3%)
2 Kansas Department of Transportation Highway Revenue	0.440%	9/1/14	10,235	10,236
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.000%	11/15/13	1,000	1,036
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/14	2,500	2,693
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	5,150	5,392
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/12	1,000	1,002
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/13	225	233
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/13	2,000	2,094
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/14	200	212

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	2,060	2,228
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	2,000	2,163
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/15	355	389
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16	750	857
				28,535
Kentucky (0.4%)
Kentucky Property & Building Commission Revenue	5.000%	8/1/15	3,675	4,100
Kentucky Property & Building Commission Revenue	5.000%	11/1/15	4,000	4,502
Kentucky Property & Building Commission Revenue	5.000%	8/1/16 (4)	5,000	5,572
Kentucky Property & Building Commission Revenue	5.000%	10/1/16 (2)	3,950	4,580
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/13	3,730	3,848
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17	2,500	2,974
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	2,102
1 Louisville & Jefferson County KY Metropolitan Sewer District Sewer &
Drainage System Revenue TOB VRDO	0.220%	11/7/12 (13)	10,715	10,715
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	4.000%	4/1/15	1,000	1,066
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	4.000%	4/1/16	1,000	1,086
				40,545
Louisiana (1.3%)
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.960%	6/1/13	26,300	26,341
1 Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	0.210%	11/7/12	10,790	10,790
Louisiana GO	0.950%	11/1/12	35,850	35,933
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	3/1/14	2,900	3,066
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/14	1,350	1,437
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/15	1,500	1,650
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,050
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,556
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,072
1 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.350%	11/7/12 (4)	3,330	3,330
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/13 (4)	6,000	6,168
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,393
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,325
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,563
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.210%	11/7/12 LOC	35,740	35,740
				153,414
Maine (0.0%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.230%	11/7/12 LOC	5,335	5,335

Maryland (0.9%)
Baltimore County MD GO	4.000%	2/1/15	2,900	3,136
Maryland GO	5.000%	7/15/14	1,000	1,080
Maryland GO	5.000%	8/1/15	1,455	1,638
Maryland GO	5.000%	8/1/16	27,680	32,324
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	2.000%	7/1/13	300	303
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/14	400	415
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/15	500	527
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/16	425	454
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/17	500	561
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/18	1,000	1,211
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.974%	11/1/12	12,110	12,110
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	3.000%	8/15/13	1,000	1,019
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/14	1,000	1,072
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.220%	11/7/12 LOC	14,500	14,500
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	7,955
Washington Suburban Sanitation District Maryland GO VRDO	0.240%	11/7/12	27,900	27,900
				106,205
Massachusetts (3.7%)
Boston MA GO	5.000%	2/1/18	7,965	9,704
Boston MA GO	5.000%	8/1/18	4,045	4,994
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.350%	11/1/12	25,550	25,550
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.500%	11/7/12	19,964	19,963
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/13	8,000	8,063
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.200%	11/7/12	18,300	18,300
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.210%	11/7/12	21,025	21,025
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	4.000%	10/1/13	555	572

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	4.000%	10/1/15	500	538
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/16	1,015	1,144
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,610
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	5,000	5,220
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	21,750	22,271
1 Massachusetts Development Finance Agency Revenue (Harvard University) TOB VRDO	0.220%	11/7/12	1,000	1,000
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,822
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	4.000%	1/1/13	1,400	1,407
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,324
2 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.710%	7/1/14	14,350	14,367
2 Massachusetts GO	0.590%	2/1/13	20,630	20,638
2 Massachusetts GO	0.690%	2/1/14	15,000	15,000
2 Massachusetts GO	0.740%	2/1/14	15,250	15,256
2 Massachusetts GO	0.590%	9/1/14	19,550	19,551
Massachusetts GO	5.000%	1/1/15	4,000	4,393
2 Massachusetts GO	0.610%	2/1/15	7,500	7,499
2 Massachusetts GO	0.870%	2/1/15	8,300	8,300
2 Massachusetts GO	0.660%	9/1/15	20,000	20,001
Massachusetts GO	5.000%	10/1/15	2,980	3,370
1 Massachusetts GO TOB VRDO	0.190%	11/1/12	1,500	1,500
1 Massachusetts GO TOB VRDO	0.220%	11/7/12	2,740	2,740
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.000%	11/1/14	8,300	8,393
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,545	6,735
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14	5,000	5,127
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.300%	11/1/12 (4)	3,000	3,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.300%	11/2/12 (4)	13,300	13,300
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.380%	11/7/12 (4)	17,300	17,300
1 Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) TOB VRDO	0.220%	11/7/12	4,900	4,900
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.210%	11/7/12	16,175	16,175
Massachusetts Water Resources Authority Revenue	5.250%	8/1/15 (14)	6,000	6,771
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.220%	11/7/12	3,920	3,920
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.630%	11/7/12 LOC	14,920	14,920
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.630%	11/7/12 (4)LOC	19,715	19,715
Massachusetts Water Resources Authority Revenue VRDO	0.200%	11/7/12	23,335	23,335
				426,713
Michigan (3.1%)
1 Detroit City School District GO TOB VRDO	0.580%	11/7/12	10,240	10,240
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	14,935	15,405
1 Detroit MI Water Supply System Revenue TOB VRDO	0.330%	11/7/12 (13)	7,500	7,500
Detroit MI Water Supply System Revenue TOB VRDO	0.460%	11/7/12 (13)	10,375	10,375
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/14	500	529
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/15	1,255	1,355
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/16	1,285	1,406
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/17	620	684
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/13	1,000	1,041
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/14	1,000	1,077
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	10,149
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/17	6,800	8,163
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	615
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	17,015	20,916
Michigan Finance Authority Revenue (State Drinking Water Revolving Fund)	5.000%	10/1/17	2,500	3,001
Michigan Finance Authority Revenue (State Drinking Water Revolving Fund)	5.000%	10/1/18	3,640	4,474
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/14	34,710	37,372
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,748
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	20,275	24,770
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	27,057
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.200%	11/7/12 LOC	5,515	5,515
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,391
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12	4,735	4,735
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13	10,800	10,849
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.900%	3/16/15	16,000	16,031
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,984
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,548
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/13	1,000	1,034
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/14	1,500	1,586
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	4.000%	6/1/14	1,100	1,156
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/15	1,395	1,543
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/16	1,500	1,706

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/17	2,100	2,450
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.230%	11/7/12 LOC	17,130	17,130
Michigan Hospital Finance Authority Revenue (Trinity Health)	4.000%	12/1/13	2,000	2,074
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.210%	11/7/12	8,545	8,545
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,076
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,603
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	3.050%	12/3/12	9,000	9,016
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,283
Oakland County MI Economic Development Corp. Revenue
(Cranbrook Educational Community Project) VRDO	0.210%	11/7/12 LOC	3,660	3,660
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,709
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,307
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,437
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,403
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.370%	11/7/12 (4)	5,000	5,000
University of Michigan University Revenue	4.000%	4/1/15	9,600	10,403
Wayne State University Michigan Revenue	5.000%	11/15/12	1,500	1,503
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,604
				351,158
Minnesota (0.6%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,645
Minnesota GO	5.000%	10/1/15	8,250	9,344
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.220%	11/7/12	9,470	9,470
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/15	11,180	12,374
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/16	11,535	13,248
St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.200%	11/7/12 LOC	20,000	20,000
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/13	1,000	1,023
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/14	1,000	1,062
				68,166
Mississippi (0.5%)
Medical Center Educational Building Corp. Revenue (University of Mississippi Medical Center)	4.000%	6/1/14	1,000	1,050
Mississippi Business Finance Corp. Revenue (Mississippi Power Co. Project) PUT	2.250%	1/15/13	6,000	6,019
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	4,900	5,016
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.250%	11/3/14	5,750	5,907
2 Mississippi GO	0.740%	9/1/17	6,000	6,000
1 Mississippi GO TOB VRDO	0.210%	11/7/12	3,680	3,680
1 Mississippi Hospital Equipment & Facilities Authority Revenue
(Baptist Memorial Health Care) TOB VRDO	0.240%	11/7/12	11,600	11,600
Missouri Development Bank Special Obligation Revenue
(Marshall County Industrial Development Authority)	2.000%	1/1/13	9,560	9,587
Missouri Development Bank Special Obligation Revenue
(Marshall County Industrial Development Authority)	4.000%	1/1/14	1,500	1,561
Missouri Development Bank Special Obligation Revenue
(Marshall County Industrial Development Authority)	4.000%	1/1/15	1,250	1,338
				51,758
Missouri (0.5%)
Missouri GO	5.000%	10/1/15	2,500	2,833
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.220%	11/1/12	13,580	13,580
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.220%	11/1/12	3,000	3,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Episcopal - Presbyterian Hospital)	5.000%	12/1/13	1,000	1,048
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.240%	11/7/12	12,635	12,635
Missouri Highways & Transportation Commission Road Revenue	3.000%	2/1/13	15,500	15,610
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	4.000%	2/15/13	800	808
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	4.000%	2/15/14	1,000	1,042
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	2,031
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,505
				55,092
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13	3,035	3,058
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	6,135	6,448
				9,506
Nebraska (0.2%)
1 Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System) TOB VRDO	0.310%	11/7/12 (13)	10,060	10,060
Municipal Energy Agency of Nebraska Power Supply System Revenue	2.000%	4/1/13	715	720

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Energy Agency of Nebraska Power Supply System Revenue	3.000%	4/1/14	600	621
Municipal Energy Agency of Nebraska Power Supply System Revenue	3.000%	4/1/15	550	580
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/16	1,000	1,108
1 Nebraska Public Power District Revenue TOB VRDO	0.220%	11/7/12 (13)	5,665	5,665
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.220%	11/7/12	2,840	2,840
University of Nebraska Student Fee Revenue	1.000%	7/1/13	1,250	1,255
University of Nebraska Student Fee Revenue	5.000%	7/1/14	1,100	1,182
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,380	1,592
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,316
				26,939
Nevada (0.7%)
Clark County NV GO	5.000%	11/1/12	6,755	6,755
1 Clark County NV GO TOB VRDO	0.220%	11/7/12	14,470	14,470
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	4.000%	7/1/13	2,000	2,042
Clark County NV School District GO	5.000%	6/15/13 (14)	9,645	9,922
Clark County NV School District GO	5.250%	6/15/13 (14)	20,335	20,951
1 Clark County NV Water Reclamation District GO TOB VRDO	0.220%	11/7/12	14,800	14,800
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	500	513
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	268
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	555
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/13	4,000	4,095
1 Nevada System of Higher Education University Revenue TOB VRDO	0.260%	11/7/12	7,500	7,500
				81,871
New Hampshire (0.3%)
New Hampshire GO	5.000%	8/15/14	2,500	2,706
New Hampshire GO	5.000%	2/15/15	1,285	1,417
New Hampshire GO	5.000%	8/15/15	5,000	5,620
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.210%	11/7/12	6,945	6,945
1 New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	0.270%	11/7/12	15,750	15,750
				32,438
New Jersey (3.9%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12 (ETM)	5,350	5,350
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12 (4)	4,650	4,650
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.500%	11/1/14 (4)	6,725	7,409
Middlesex County NJ COP	5.500%	10/15/14	1,235	1,354
Middlesex County NJ COP	5.500%	10/15/15	1,305	1,488
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,233
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,386
New Jersey Building Authority Revenue	5.000%	12/15/12	11,145	11,208
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	12,303
New Jersey COP	5.000%	6/15/13	5,000	5,139
New Jersey COP	5.000%	6/15/14	5,120	5,460
New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	17,191
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/14	4,500	4,789
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16	13,500	15,108
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,661
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,709
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.790%	2/1/15	9,000	9,003
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,591
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	12,000	13,420
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,765
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	5,290	6,155
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.110%	2/1/17	14,000	14,031
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	2,500	2,797
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	5.500%	12/1/13	8,200	8,561
New Jersey GO	0.464%	11/1/12	50,000	50,007
New Jersey GO	0.464%	11/1/12	100,000	100,017
New Jersey GO	6.000%	2/15/13	6,560	6,671
New Jersey GO	6.000%	2/15/13	15,000	15,253
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	4.000%	7/1/13	1,000	1,023
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/14	2,000	2,134
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/15	2,000	2,201
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/16	2,000	2,253
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/17	2,000	2,302

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Health Care Facilities Financing Authority Revenue
	(St. Barnabas Health Care System)	5.000%	7/1/13	3,035	3,119
	New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,750
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,626
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,794
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	12/15/12 (4)	1,000	1,007
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	6/15/13	1,000	1,023
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/13 (4)	5,705	6,037
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/16	2,000	2,289
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/17	3,000	3,522
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.220%	11/7/12 LOC	5,400	5,400
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.960%	12/22/14	2,500	2,505
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.960%	12/22/14	20,000	20,039
1	New Jersey Turnpike Authority Revenue TOB VRDO	0.430%	11/7/12 (4)	6,500	6,500
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13 (Prere.)	14,000	14,492
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/13 (Prere.)	16,385	16,936
					448,661
New Mexico (1.1%)
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,516
	New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/15	4,400	4,769
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/15	3,800	4,145
	New Mexico GO	5.000%	3/1/13	7,845	7,971
	New Mexico GO	5.000%	3/1/13	5,535	5,624
	New Mexico GO	5.000%	3/1/14	9,405	9,993
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) VRDO	0.200%	11/7/12	13,000	13,000
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) VRDO	0.200%	11/7/12	26,990	26,990
	New Mexico Severance Tax Revenue	5.000%	7/1/13	27,900	28,793
	New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	10,250
	New Mexico Severance Tax Revenue	5.000%	7/1/15	5,815	6,524
	New Mexico Severance Tax Revenue	5.000%	7/1/16	7,545	8,756
					131,331
New York (13.3%)
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/13	1,350	1,381
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/13	4,620	4,726
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/14	1,000	1,066
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/15	1,000	1,103
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/16	1,000	1,140
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	3,435	4,026
1	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project) TOB VRDO	0.230%	11/7/12	4,265	4,265
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/14	8,000	8,535
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15 (14)	1,000	1,105
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15	8,320	9,194
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/16	4,315	4,919
	Monroe County NY Industrial Development Agency Civic Facility Revenue
	(Monroe Community College) VRDO	0.230%	11/7/12 LOC	3,465	3,465
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/14	1,795	1,914
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/17	3,730	4,357
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,383
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.210%	11/7/12	39,500	39,500
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.250%	11/7/12	44,800	44,800
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.250%	11/7/12	23,500	23,500
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.290%	11/7/12	13,100	13,100
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Catholic Health Services)	5.000%	7/1/15	750	825
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(South Nassau Communities Hospital)	3.000%	7/1/13	660	669
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(South Nassau Communities Hospital)	4.000%	7/1/15	960	1,029

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/17	1,320	1,515
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	4.000%	7/1/17	1,500	1,642
Nassau County NY Sewer & Storm Water Finance Authority System Revenue	5.000%	11/1/12	4,980	4,980
Nassau Health Care Corp. New York RAN	3.125%	12/15/12 (4)	6,000	6,018
New York City NY GO	0.470%	11/2/12 (4)	20,525	20,525
New York City NY GO	0.400%	11/5/12 (12)	13,200	13,200
New York City NY GO	0.440%	11/5/12 (4)	29,850	29,850
New York City NY GO	0.440%	11/7/12 (4)	33,200	33,200
New York City NY GO	5.500%	2/1/13 (Prere.)	180	182
New York City NY GO	4.000%	3/1/13	2,710	2,744
New York City NY GO	5.000%	2/1/14	3,500	3,702
New York City NY GO	5.000%	8/1/14	11,525	12,446
New York City NY GO	5.000%	8/1/14	10,000	10,799
New York City NY GO	5.000%	8/1/15	1,500	1,681
New York City NY GO	5.250%	8/1/15	1,495	1,583
New York City NY GO	5.250%	8/1/15	10,805	11,693
New York City NY GO	5.500%	8/1/15	9,495	9,618
New York City NY GO	5.000%	8/1/16	5,000	5,791
New York City NY GO	5.000%	8/1/18	3,250	3,956
New York City NY GO	5.000%	8/1/19	15,000	18,490
1 New York City NY GO TOB VRDO	0.220%	11/7/12	6,845	6,845
1 New York City NY GO TOB VRDO	0.270%	11/7/12	8,250	8,250
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/15	1,500	1,645
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.900%	11/1/14	4,000	4,005
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.150%	11/1/15	17,000	17,107
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.500%	12/27/13	27,745	27,802
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.230%	11/7/12	6,400	6,400
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.200%	11/7/12	6,000	6,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/15 (4)	5,100	5,483
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.230%	11/1/12	1,805	1,805
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.210%	11/7/12	3,000	3,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.210%	11/7/12	5,840	5,840
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.240%	11/7/12	5,155	5,155
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.240%	11/7/12	2,970	2,970
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.270%	11/7/12	3,920	3,920
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.250%	11/7/12	25,650	25,650
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.220%	11/8/12	5,000	5,000
New York City NY Transitional Finance Authority Future Tax Revenue	0.480%	11/1/12 (4)	11,750	11,750
New York City NY Transitional Finance Authority Future Tax Revenue	0.430%	11/2/12 (4)	53,550	53,550
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13 (ETM)	26,990	28,261
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	17,345	18,183
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14 (ETM)	8,740	9,550
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	17,010	18,613
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15 (ETM)	1,070	1,217
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,930	10,149
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	4,000	4,697
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	10,000	11,741
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.230%	11/1/12	3,200	3,200
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.220%	11/7/12	1,000	1,000
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.230%	11/7/12	2,200	2,200
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.180%	11/7/12	25,000	25,000
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	7,143
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.220%	11/7/12	17,865	17,865
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/13 (Prere.)	5,000	5,256
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/14	3,000	3,213
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14	3,500	3,819
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14	2,675	2,919
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	8,000	8,784
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	3,030	3,327
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	2,355	2,656
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	5,130	5,787
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	5,435	6,131

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	14,785
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,500	4,219
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.210%	11/7/12 (13)	20,000	20,000
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.760%	11/1/13	17,000	17,042
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.610%	11/1/14	11,500	11,500
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.890%	11/1/14	6,320	6,326
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/12	1,000	1,002
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/12 (Prere.)	12,000	12,024
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	3.000%	11/15/13	725	746
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/14	1,000	1,071
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,256
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15	1,300	1,466
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,119
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,606
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	1,000	1,183
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/12	20,000	20,035
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	20,710	21,615
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,585	3,881
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.250%	11/1/12 LOC	23,800	23,800
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.220%	11/7/12 (13)	19,780	19,780
1 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.220%	11/7/12	8,995	8,995
1 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.230%	11/7/12	7,500	7,500
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/15	760	819
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/16	500	567
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/15	11,410	12,759
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/16 (14)	5,000	5,587
New York State Dormitory Authority Revenue (Cornell University) VRDO	0.200%	11/7/12	4,880	4,880
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15	2,435	2,684
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15 (ETM)	15	17
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15	4,985	5,600
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/13	2,000	2,059
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/14	2,000	2,132
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/15	1,095	1,204
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/15	2,450	2,698
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/16	1,725	1,956
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/17	2,000	2,320
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	2,500	2,964
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/14	9,660	10,288
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15	14,115	15,601
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16	10,240	11,732
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.220%	11/7/12	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.270%	11/7/12	2,820	2,820
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.200%	11/7/12	1,500	1,500
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.210%	11/7/12	16,900	16,900
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/13	2,220	2,294
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14 (4)	2,375	2,526
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14	2,000	2,127
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14	3,300	3,510
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	5,106
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15	3,000	3,360
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	10,205	11,738
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,853
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,764
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,130	3,645
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	3,445	4,068
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,160	2,592
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/13	15,095	15,545
New York State Dormitory Authority Revenue (Service Contract)	4.000%	7/1/14	1,270	1,341
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15	7,000	7,112
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,043
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,043

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Housing Revenue (80 DeKalb Avenue) VRDO	0.200%	11/7/12 LOC	1,800	1,800
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.200%	11/7/12	7,100	7,100
1 New York State Local Government Assistance Corp. Revenue TOB VRDO	0.270%	11/7/12	3,340	3,340
New York State Local Government Assistance Corp. Revenue VRDO	0.200%	11/7/12	22,200	22,200
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.500%	12/1/12	6,955	6,985
New York State Thruway Authority Revenue	4.000%	1/1/15	2,000	2,143
New York State Thruway Authority Revenue	5.000%	1/1/17	2,000	2,318
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,780
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/14	2,500	2,630
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/14	2,665	2,804
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/14	16,675	17,523
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	3,080
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15	8,500	9,207
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	16,608
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/15	7,000	7,759
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/14	27,460	30,179
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/13	4,000	4,032
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/13	14,475	14,590
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,900	30,564
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	28,395
Onondaga County NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.210%	11/7/12 LOC	23,065	23,065
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,413
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.210%	11/7/12 LOC	3,800	3,800
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/13	11,000	11,238
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/14	19,900	21,303
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	16,646
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	6,500	7,441
Triborough Bridge & Tunnel Authority New York Revenue PUT	0.244%	11/1/12	30,400	30,384
Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.230%	11/1/12	3,600	3,600
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.220%	11/7/12	9,500	9,500
Westchester County NY Health Care Corp. Revenue	4.000%	11/1/12	500	500
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/12	1,400	1,400
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/13	3,355	3,488
				1,521,047
North Carolina (2.0%)
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,663
Charlotte NC GO	5.000%	7/1/15	850	954
Charlotte NC GO	5.000%	7/1/18	5,000	6,163
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,371
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,639
1 Charlotte-Mecklenburg Hospital North Carolina Health Care Authority
Health Care System Revenue (Carolinas Healthcare System) TOB VRDO	0.240%	11/7/12	3,350	3,350
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/13	250	252
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/16	530	596
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.270%	11/7/12 (4)	6,000	6,000
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.270%	11/7/12 (4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.270%	11/7/12 (4)	6,565	6,565
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/13	2,700	2,743
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,314
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.210%	11/7/12	26,365	26,365
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.230%	11/7/12 LOC	2,545	2,545
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.300%	1/1/13 (Prere.)	3,500	3,529
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.375%	1/1/13	6,000	6,050
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/13 (Prere.)	8,000	8,070
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/14	2,170	2,282
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	2,000	2,185
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	5,000	5,461
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	5,000	5,794
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	7,055	8,176
North Carolina GAN	5.000%	3/1/13	11,740	11,927
North Carolina GO	5.500%	3/1/13	9,000	9,161
North Carolina GO	5.000%	3/1/17	5,000	5,525
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.230%	11/7/12 LOC	26,985	26,985
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	2.000%	10/1/13	1,000	1,014
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.220%	11/7/12 LOC	1,930	1,930

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	0.210%	11/7/12	3,800	3,800
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System)	4.000%	10/1/13	1,055	1,087
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/13	1,560	1,603
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/14	2,815	3,020
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/15	1,500	1,674
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/17	620	692
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/18	500	566
North Carolina Municipal Power Agency Revenue	5.250%	1/1/13	6,000	6,049
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13 (ETM)	4,540	4,580
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13	9,635	9,719
North Carolina Turnpike Authority Revenue	3.000%	7/1/13	1,205	1,227
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/14	3,230	3,499
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/15	1,680	1,887
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/16	1,250	1,449
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18	1,695	2,060
Wake County NC GO	4.000%	2/1/14	16,060	16,806
				230,352
Ohio (3.2%)
Akron OH BAN	1.125%	11/15/12	15,000	15,003
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.240%	11/7/12 LOC	5,200	5,200
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/13	21,675	22,439
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,156
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,749
Central OH Solid Waste Authority Revenue	4.000%	12/1/16	1,700	1,921
Central OH Solid Waste Authority Revenue	4.000%	12/1/17	1,675	1,928
Cleveland State University Ohio General Receipts Revenue	4.000%	6/1/14	500	527
Columbus OH GO	5.000%	7/1/15	3,000	3,365
Columbus OH GO	5.000%	7/1/15	2,310	2,591
Columbus OH GO	5.000%	7/1/16	6,760	7,861
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.230%	11/1/12	2,100	2,100
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	0.660%	6/3/13	10,000	10,014
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.180%	11/7/12	16,630	16,630
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.200%	11/7/12	15,545	15,545
Hocking Technical College District Ohio (Residence Hall Facilities Project) COP VRDO	0.200%	11/7/12 LOC	19,010	19,010
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.240%	11/7/12	3,000	3,000
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.240%	11/7/12 LOC	29,300	29,300
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	8,000	8,363
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	5.875%	6/1/16	3,950	4,457
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,603
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,114
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/14	6,085	6,601
Ohio Common Schools GO	5.000%	3/15/18	10,860	13,156
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	16,206
Ohio GO	5.000%	9/15/14	10,000	10,860
Ohio GO	5.000%	9/15/15	10,000	11,285
Ohio GO	5.000%	9/15/16	10,000	11,677
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.220%	11/7/12	6,275	6,275
Ohio Higher Educational Facility Commission Revenue (Marietta College Project) VRDO	0.230%	11/7/12 LOC	2,390	2,390
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,258
Ohio Higher Educational Facility Commission Revenue
(University Hospitals Health System Inc.) VRDO	0.220%	11/7/12 LOC	24,075	24,075
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/13	1,600	1,653
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,081
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,116
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16	625	690
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.230%	11/1/12	15,000	15,000
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.220%	11/7/12	12,800	12,800
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/14	625	657
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/15	500	541
Ohio State University General Receipts Revenue	5.000%	6/1/13 (ETM)	105	108
Ohio State University General Receipts Revenue	5.000%	6/1/13	1,045	1,074
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.500%	11/7/12	9,880	9,880
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project)	1.750%	6/1/13	3,100	3,126

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project) PUT	2.625%	1/2/13	4,000	4,014
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/15	2,380	2,631
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/16	2,495	2,802
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/17	2,215	2,562
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18	1,000	1,175
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,071
University of Akron Ohio General Receipts Revenue	5.000%	1/1/14 (4)	2,440	2,566
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/14	3,000	3,213
University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/15	1,515	1,645
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/17	2,180	2,571
Wright State University Ohio General Revenue	3.000%	5/1/13	335	339
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,228
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,387
				361,589
Oklahoma (0.3%)
1 Grand River Dam Authority Oklahoma Revenue TOB VRDO	0.220%	11/7/12 (13)	26,100	26,100
2 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	0.960%	8/1/13	6,190	6,198
1 Tulsa County OK Industrial Authority Health Care Revenue
(St. Francis Health System Inc.) TOB VRDO	0.240%	11/7/12	7,041	7,041
				39,339
Oregon (0.4%)
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.000%	9/2/14	10,000	10,071
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/14	2,000	2,133
Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/13	1,285	1,307
Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/14	1,150	1,200
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/15	2,350	2,567
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/13	1,000	1,017
Oregon Facilities Authority Revenue (PeaceHealth)	4.000%	11/1/13	500	517
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/14	1,050	1,107
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,632
Oregon GO	5.000%	5/1/16	3,500	4,045
Oregon GO	5.000%	5/1/16	2,000	2,311
Oregon GO	5.000%	11/1/16	3,000	3,527
Oregon GO	5.000%	5/1/18	1,500	1,838
Oregon GO	5.000%	5/1/18	1,125	1,379
Oregon GO	5.000%	11/1/18	3,750	4,654
Oregon Health Sciences University Revenue	4.000%	7/1/14	1,000	1,052
Oregon Health Sciences University Revenue	5.000%	7/1/16	500	570
Oregon Health Sciences University Revenue	5.000%	7/1/18	1,000	1,188
				42,115
Pennsylvania (5.8%)
Allegheny County PA Higher Education Building Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/15	5,780	6,376
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/13	13,000	13,315
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	3.000%	10/15/13	1,000	1,024
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/14	10,500	11,200
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	3.000%	10/15/14	1,000	1,045
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	8,350	9,224
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	4.000%	10/15/15	750	821
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/16	1,025	1,185
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.260%	8/1/13	10,000	10,025
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.220%	11/7/12	48,200	48,200
Beaver County PA Industrial Development Authority Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,034
Delaware County PA GO	5.000%	10/1/14	3,905	4,247
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	10,000	10,027
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.180%	11/7/12 LOC	30,200	30,200
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.220%	11/7/12 LOC	16,000	16,000
1 Geisinger Health System Authority of Pennsylvania Revenue TOB VRDO	0.220%	11/7/12	5,000	5,000

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Governor Mifflin PA School District GO VRDO	0.260%	11/7/12 (4)	12,550	12,550
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/13	2,000	2,053
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/14	2,670	2,843
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.220%	11/7/12	6,970	6,970
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.220%	11/7/12	13,700	13,700
1 Northampton County PA General Purpose Authority University Revenue
(Lehigh University) TOB VRDO	0.210%	11/7/12 LOC	10,000	10,000
Northampton County PA General Purpose Authority University Revenue
(Lehigh University) VRDO	0.180%	11/7/12	9,055	9,055
Northampton County PA General Purpose Authority University Revenue
(Lehigh University) VRDO	0.180%	11/7/12	8,730	8,730
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,449
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,121
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,353
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,580
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12	11,375	11,399
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/22	8,000	9,410
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	15,000	17,214
Pennsylvania GO	5.000%	4/15/13	10,745	10,980
Pennsylvania GO	4.000%	7/15/13	16,995	17,447
Pennsylvania GO	5.000%	9/1/13	4,300	4,470
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,016
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,455
Pennsylvania GO	5.000%	9/1/15 (4)	34,225	37,087
Pennsylvania GO	5.000%	6/1/17	18,565	22,086
Pennsylvania GO	5.000%	7/1/18	2,675	3,271
Pennsylvania GO	5.000%	11/15/18	2,885	3,561
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) VRDO	0.200%	11/7/12 LOC	5,040	5,040
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	4,250	4,705
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	13,945	14,355
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	3,000	3,088
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/14	8,000	8,589
1 Pennsylvania State University Revenue TOB VRDO	0.710%	11/7/12	12,635	12,635
1 Pennsylvania Turnpike Commission Registration Fee Revenue TOB VRDO	0.320%	11/7/12 (4)	9,735	9,735
2 Pennsylvania Turnpike Commission Revenue	0.830%	12/1/12	12,000	12,002
Pennsylvania Turnpike Commission Revenue	2.000%	12/1/12	3,105	3,109
2 Pennsylvania Turnpike Commission Revenue	0.720%	6/1/13	3,820	3,821
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	8,095	8,639
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,637
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.350%	11/7/12 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue VRDO	0.220%	11/7/12	27,033	27,032
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,067
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,409
Philadelphia PA Authority Industrial Development Revenue (Inglis House Project) VRDO	0.200%	11/7/12	5,400	5,400
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,161
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.210%	11/7/12 LOC	23,150	23,150
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,717
Pittsburgh PA Water & Sewer Authority Revenue PUT	1.400%	9/1/15 (4)	6,000	6,000
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.230%	11/7/12 LOC	72,750	72,750
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.300%	11/7/12	6,200	6,200
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	3.500%	7/1/13	1,830	1,857
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/14	1,380	1,428
				668,494
South Carolina (0.9%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,740
Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.817%	11/7/12	8,770	8,770
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,651

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Greer SC Combined Utility System Revenue TOB VRDO	0.220%	11/7/12 (13)	9,635	9,635
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,223
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,999
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,171
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	2,028
South Carolina GO	5.000%	4/1/16	1,450	1,670
South Carolina GO	5.000%	4/1/16	7,260	8,364
South Carolina GO	5.000%	4/1/16	30	35
South Carolina GO	5.000%	4/1/16	6,475	7,460
South Carolina GO	5.000%	4/1/16	2,275	2,621
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/13	1,000	1,011
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/14	2,000	2,099
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/15	1,000	1,083
South Carolina Jobs Economic Development Authority Revenue
(Waste Management of South Carolina Inc. Project) PUT	2.875%	2/1/15	2,000	2,048
South Carolina Ports Authority Revenue	4.000%	7/1/13	1,000	1,024
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,553
South Carolina Public Service Authority Revenue	5.000%	1/1/14	3,000	3,159
1 South Carolina Public Service Authority Revenue TOB VRDO	0.230%	11/1/12	2,000	2,000
4 South Carolina Transportation Infrastructure Revenue	5.000%	10/1/14	4,980	5,399
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/14	14,220	15,411
4 South Carolina Transportation Infrastructure Revenue	5.000%	10/1/15	8,870	9,954
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,295	4,851
				105,959
Tennessee (1.4%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/13	645	657
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.260%	11/7/12	7,420	7,420
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,200	5,464
Memphis TN Electric System Revenue	5.000%	12/1/14	31,205	34,151
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	28,391
2 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	0.610%	10/1/15	36,500	36,500
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,494
Metropolitan Government of Nashville TN Airport Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,689
Shelby County TN GO VRDO	0.220%	11/7/12	12,250	12,250
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/13	9,600	9,949
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/14	2,500	2,692
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/13	5,965	6,028
Tennessee GO	5.000%	5/1/14	3,000	3,212
Tennessee School Bond Authority Revenue	5.000%	5/1/13	5,460	5,592
				163,489
Texas (11.1%)
Austin TX Water & Wastewater System Revenue	5.000%	11/15/14	2,000	2,185
1 Brownsville TX Utility System Revenue TOB VRDO	0.370%	11/7/12 (4)	6,060	6,060
1 Corpus Christi TX Utility Systems Revenue TOB VRDO	0.300%	11/7/12 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.210%	11/7/12	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,867
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	2,975
Dallas TX GO	5.000%	2/15/14	3,900	4,136
Dallas TX GO	5.000%	2/15/15	6,295	6,953
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,510
Dallas-Fort Worth TX International Airport Revenue	2.000%	11/1/12	13,835	13,835
Dallas-Fort Worth TX International Airport Revenue	2.000%	11/1/12	5,485	5,485
Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/12	3,500	3,500
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/13	4,000	4,186
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,220	7,460
Denton TX Independent School District GO VRDO	0.250%	11/7/12	34,550	34,550
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.500%	8/1/14	11,140	11,488
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,321
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,487
Frisco TX GO	4.000%	2/15/15	1,580	1,706
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	5,000	5,073
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,123
2 Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.260%	11/15/15	8,000	8,019
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/12	17,000	17,071

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/13	4,335	4,391
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/14	5,915	6,236
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	835	875
Harris County TX GO	6.000%	8/1/14 (14)	23,045	25,290
1 Harris County TX GO TOB VRDO	0.220%	11/7/12	13,390	13,390
1 Harris County TX GO TOB VRDO	0.220%	11/7/12 (13)	9,600	9,600
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.200%	11/7/12	58,600	58,600
1 Harris County TX Health Facilities Development Corp. Revenue
(Sisters of Charity of the Incarnate Word) TOB VRDO	0.230%	11/1/12 (ETM)	1,800	1,800
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.250%	11/1/12	17,900	17,900
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.220%	11/7/12	30,000	30,000
1 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.220%	11/7/12	5,860	5,860
2 Harris County TX Toll Road Revenue	0.840%	8/15/17	3,150	3,151
Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,142
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,218
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/13	3,000	3,115
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14	2,000	2,151
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14	1,300	1,398
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	8,310	9,386
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	2,435	2,750
Houston TX Independent School District GO PUT	2.000%	6/1/14	11,370	11,638
Houston TX Independent School District GO PUT	2.500%	6/1/15	7,200	7,505
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,686
Houston TX Utility System Revenue	5.250%	5/15/15 (14)	1,020	1,095
2 Houston TX Utility System Revenue PUT	0.760%	6/1/15	45,500	45,581
2 Houston TX Utility System Revenue PUT	0.810%	8/1/16	13,000	13,000
1 Houston TX Utility System Revenue TOB VRDO	0.240%	11/7/12	17,540	17,540
1 Houston TX Utility System Revenue TOB VRDO	0.240%	11/7/12	25,365	25,365
1 Houston TX Utility System Revenue TOB VRDO	0.240%	11/7/12	9,995	9,995
Houston TX Water & Sewer System Revenue	5.250%	12/1/12 (Prere.)	10,260	10,303
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,743
Katy TX Independent School District GO PUT	0.794%	11/1/12	25,000	25,000
Katy TX Independent School District GO PUT	1.600%	8/15/17	2,500	2,508
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,375
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/14	1,890	1,984
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/15	1,125	1,214
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/13	1,000	1,028
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,611
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,410
Montgomery County TX (Pass-Through Toll Revenue)	5.000%	3/1/14 (12)	1,625	1,725
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	891
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,169
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,987
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,388
North Texas Tollway Authority System Revenue PUT	5.000%	1/1/13 (Prere.)	20,000	20,157
Northside TX Independent School District GO PUT	1.750%	6/1/13	19,200	19,224
Northside TX Independent School District GO PUT	0.950%	8/1/13	18,825	18,916
Northside TX Independent School District GO PUT	1.350%	6/1/14	20,985	21,224
Northside TX Independent School District GO PUT	1.900%	8/1/14	12,000	12,271
1 Northside TX Independent School District GO TOB VRDO	0.220%	11/7/12	5,225	5,225
Plano TX Independent School District GO	4.000%	2/15/13	1,210	1,223
1 Port Arthur TX Independent School District GO TOB VRDO	0.220%	11/7/12 (12)	9,125	9,125
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/14	1,000	1,075
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/16	2,000	2,273
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13 (ETM)	515	521
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13	9,410	9,529
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13 (4)	8,000	8,104
San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14	6,210	6,613
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	14,135	15,707
4 San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/14	8,370	8,607
4 San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/15	10,000	10,358
4 San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,641
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.220%	11/7/12	5,865	5,865

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.240%	11/7/12	11,985	11,985
San Antonio TX GO PUT	1.150%	12/3/12	19,565	19,578
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare)	5.000%	11/15/14	1,600	1,744
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13	1,155	1,187
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,887
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project)	5.000%	12/1/15	1,580	1,791
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/13	2,000	2,032
Texas (Veterans Housing Assistance Program) GO VRDO	0.200%	11/7/12	17,000	17,000
Texas GO	5.000%	10/1/13	7,500	7,829
Texas GO	5.000%	10/1/14	8,470	9,228
Texas GO	5.000%	10/1/15	10,905	12,355
1 Texas GO TOB VRDO	0.230%	11/1/12	8,100	8,100
1 Texas GO TOB VRDO	0.210%	11/7/12	74,750	74,750
1 Texas GO TOB VRDO	0.220%	11/7/12	12,140	12,140
1 Texas GO TOB VRDO	0.220%	11/7/12	13,900	13,900
1 Texas GO TOB VRDO	0.240%	11/7/12	12,190	12,190
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	25,000	27,990
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/14	20,865	22,472
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/15	10,000	10,982
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	34,500	38,637
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16	8,000	9,116
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/17	3,205	3,646
Texas State University System Revenue	5.000%	3/15/13	1,000	1,018
Texas TRAN	2.500%	8/30/13	110,000	112,081
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	20,365	20,437
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.220%	11/7/12	11,700	11,700
1 Texas Transportation Commission Revenue TOB VRDO	0.220%	11/7/12	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,463
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,680
Tyler TX Independent School District GO	3.750%	2/15/13	2,150	2,172
University of North Texas Revenue	5.000%	4/15/15	880	974
University of North Texas Revenue	5.000%	4/15/16	1,000	1,146
University of North Texas Revenue	5.000%	4/15/17	725	853
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13 (Prere.)	24,900	25,833
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,374
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.220%	11/7/12	4,500	4,500
				1,268,448
Utah (0.5%)
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,198
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/14	4,335	4,534
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/15	4,115	4,412
1 Utah Board of Regents Hospital Revenue (University of Utah) TOB VRDO	0.210%	11/7/12 LOC	7,505	7,505
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,182
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,700
Utah GO	4.000%	7/1/14	10,740	11,406
Utah GO	5.000%	7/1/14	4,000	4,314
Utah GO	5.000%	7/1/18	6,000	7,399
				56,650
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,547

Virginia (1.1%)
1 Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project) TOB VRDO	0.220%	11/7/12	7,455	7,455
Fairfax County VA Public Improvement GO	5.000%	10/1/16	5,575	6,302
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	14,500	15,126
Norfolk VA BAN	3.000%	1/1/14	5,000	5,042
Norfolk VA Water Revenue	5.000%	11/1/18	725	893
1 Richmond VA Public Utility Revenue TOB VRDO	0.270%	11/7/12	4,990	4,990
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/16	1,765	2,018
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/17	3,500	4,078
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/13	3,525	3,568
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/13	2,010	2,034
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/18	11,615	14,248
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/14	4,080	4,403
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,245

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	21,619
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	12,840
Virginia Small Business Financing Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/13	3,505	3,658
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,539
				126,058
Washington (2.7%)
1 Bellevue WA GO TOB VRDO	0.300%	11/7/12	5,445	5,445
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.220%	11/7/12	8,280	8,280
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,633
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/16 (2)	11,985	13,378
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/13	5,000	5,159
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/14	6,940	7,476
King County WA GO	5.000%	1/1/18	2,000	2,406
King County WA GO	5.000%	7/1/18	7,515	9,158
1 King County WA Sewer Revenue TOB VRDO	0.210%	11/7/12	25,355	25,355
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.210%	11/7/12	8,100	8,100
Spokane County WA School District No. 81 GO	5.125%	6/1/13 (Prere.)	4,985	5,128
1 TES Properties Washington Lease Revenue TOB VRDO	0.220%	11/7/12	10,120	10,120
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13	5,050	5,211
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	9,544
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	10,204
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,412
Washington COP	3.000%	7/1/13	1,565	1,592
Washington COP	3.000%	7/1/14	1,500	1,558
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,035
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	16,980
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	39,645	48,952
Washington GO	5.000%	1/1/13	13,605	13,714
Washington GO	5.000%	1/1/13	10,535	10,620
Washington GO	5.000%	2/1/13	5,285	5,349
Washington GO	5.000%	1/1/15 (2)	4,500	4,942
Washington GO	5.000%	1/1/16	5,000	5,697
1 Washington GO TOB VRDO	0.230%	11/1/12	11,605	11,605
1 Washington GO TOB VRDO	0.220%	11/7/12	5,030	5,030
1 Washington GO TOB VRDO	0.220%	11/7/12	6,325	6,325
1 Washington GO TOB VRDO	0.220%	11/7/12	6,145	6,145
Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives)	2.000%	2/1/13	1,750	1,757
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,495
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,682
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/12	1,315	1,315
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	3.000%	10/1/14	1,000	1,043
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	4.000%	10/1/15	805	878
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,620
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	700	807
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,615
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.200%	11/7/12	27,670	27,670
				312,435
West Virginia (0.4%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,054
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13	4,645	4,822
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,169
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/13	1,300	1,338
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/14	5,150	5,432
West Virginia University Revenue	5.000%	10/1/16	725	842
2 West Virginia University Revenue PUT	0.860%	10/1/14	12,500	12,502
				40,159
Wisconsin (1.2%)
Wisconsin GO	5.000%	5/1/14	6,490	6,942
Wisconsin GO	5.000%	5/1/15	10,000	11,127
Wisconsin GO	4.000%	11/1/16	6,000	6,797
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13	1,000	1,046
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,096
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.270%	11/7/12	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,531
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13	6,000	6,190

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,405
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,636
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	751
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,594
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,410
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	14,500	15,275
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College) VRDO	0.220%	11/7/12 LOC	9,965	9,965
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.220%	11/7/12 LOC	20,000	20,000
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.220%	11/7/12 LOC	3,860	3,860
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.240%	11/7/12 LOC	7,000	7,000
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/16	1,345	1,542
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,353
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	1,500	1,551
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,960
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	749
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,824
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,376
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,126
Wisconsin Transportation Revenue	4.000%	7/1/14	2,500	2,650
Wisconsin Transportation Revenue	5.000%	7/1/14	5,000	5,384
				139,890
Total Tax-Exempt Municipal Bonds (Cost $11,352,892)				11,482,829

			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
5 Vanguard Municipal Cash Management Fund (Cost $49,253)	0.202%		49,253,488	49,253
Total Investments (100.7%) (Cost $11,402,145)				11,532,082
Other Assets and Liabilities (–0.7%)
Other Assets				137,041
Liabilities				(214,299)
				(77,258)
Net Assets (100%)				11,454,824

At October 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				11,345,071
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(20,088)
Unrealized Appreciation (Depreciation)
Investment Securities				129,937
Futures Contracts				(96)
Net Assets				11,454,824

Investor Shares—Net Assets
Applicable to 132,031,758 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,103,409
Net Asset Value Per Share—Investor Shares				$15.93

Admiral Shares—Net Assets
Applicable to 586,991,296 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				9,351,415
Net Asset Value Per Share—Admiral Shares				$15.93

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $1,809,228,000, representing 15.8% of net assets.
2 Adjustable-rate security.
3 Securities with a value of $275,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2012.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (0.6%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/12	20,000	20,080
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/13	35,840	37,652
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,474
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,732
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,873
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,751
University of Alabama at Birmingham Hospital Revenue	5.000%	9/1/15	1,005	1,100
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,947
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,253
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,945
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,715
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,639
				92,161
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	11,190
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,238
				13,428
Arizona (1.3%)
Arizona Board Regents Arizona State University System Revenue VRDO	0.220%	11/7/12 LOC	9,705	9,705
Arizona COP	5.000%	9/1/14 (4)	4,800	5,157
Arizona COP	5.000%	9/1/15 (4)	4,000	4,432
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,142
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,500	2,860
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	2,300	2,619
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	17,307
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	10,058
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,805
Arizona School Facilities Board Revenue (School Improvement)	5.000%	1/1/14	5,000	5,272
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	2,415	2,491
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,314
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	6,026
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,671
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,618
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,591
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,925
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	9,769
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,646
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.220%	11/7/12	7,260	7,260
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	2,000	2,511
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,918
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,622
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,845
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,522
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	3,025
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,772
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/13	3,660	3,772
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/15	6,000	6,652
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/16	3,055	3,494
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,159
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,596
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.220%	11/7/12	13,220	13,220
Scottsdale AZ GO	5.000%	7/1/13	5,000	5,160
Scottsdale AZ GO	5.000%	7/1/17	2,700	3,229
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,321
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/17	1,445	1,691
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18	2,185	2,585
				210,762
California (13.5%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,178
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	750	892
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,199
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	559
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/16 (2)	10,000	9,018

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	16,140	17,286
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.041%	8/1/17	15,000	15,012
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,000	10,142
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,129
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.230%	11/7/12	9,270	9,270
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.270%	11/7/12	9,320	9,320
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	30,000	32,082
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	40,000	44,498
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	21,250	23,640
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	12,055	13,900
California Department of Water Resources Power Supply Revenue	5.000%	5/1/17	22,000	26,155
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	12,391
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	2,500	3,034
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,365	1,698
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	4,000	5,061
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,583
California Economic Recovery Bonds GO	5.250%	7/1/14	11,610	12,550
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,390	3,669
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	2,500	2,702
California Economic Recovery Bonds GO	5.000%	7/1/16	1,500	1,732
California Economic Recovery Bonds GO	5.000%	7/1/17	15,090	17,919
California Economic Recovery Bonds GO	5.000%	7/1/18	41,600	50,745
California Educational Facilities Authority Revenue (University of San Francisco) VRDO	0.220%	11/7/12 LOC	13,450	13,450
California Educational Facilities Authority Revenue (University of San Francisco) VRDO	0.220%	11/7/12 LOC	9,100	9,100
California GO	5.000%	5/1/13	23,475	24,032
California GO	5.000%	9/1/13	32,125	33,381
California GO	5.000%	11/1/13	13,695	14,334
California GO	5.000%	8/1/14	1,970	2,125
California GO	5.000%	4/1/15	21,300	23,532
California GO	5.000%	6/1/15	3,250	3,554
California GO	5.000%	6/1/15 (14)	5,100	5,669
California GO	5.000%	3/1/16	3,210	3,653
California GO	5.000%	3/1/16 (14)	1,120	1,275
California GO	5.000%	3/1/16	4,460	5,076
California GO	5.000%	3/1/16 (14)	6,510	7,048
California GO	5.000%	4/1/16	6,670	7,612
California GO	5.000%	5/1/16	2,150	2,383
California GO	5.000%	8/1/16	2,825	3,257
California GO	5.000%	10/1/16	1,225	1,419
California GO	5.000%	10/1/16	28,605	33,147
California GO	5.000%	11/1/16 (2)	5,375	6,244
California GO	5.000%	12/1/16	2,500	2,911
California GO	6.000%	2/1/17 (2)	3,500	4,231
California GO	5.000%	3/1/17 (14)	1,300	1,478
California GO	5.000%	3/1/17	3,755	4,387
California GO	5.000%	4/1/17	7,275	8,518
2 California GO	0.960%	5/1/17	3,500	3,507
California GO	5.000%	9/1/17	2,805	3,320
California GO	5.000%	9/1/17	4,250	5,031
California GO	5.000%	10/1/17	20,000	23,726
California GO	5.000%	10/1/17	4,005	4,751
California GO	5.000%	9/1/18	8,050	9,721
California GO	5.000%	9/1/18	32,260	38,957
California GO	5.000%	10/1/18	25,000	30,243
California GO	5.000%	4/1/19	18,580	22,570
California GO	5.000%	9/1/19	17,825	21,823
California GO	5.000%	9/1/19	19,000	23,262
1 California GO TOB VRDO	0.230%	11/2/12	37,300	37,300
California GO VRDO	0.180%	11/7/12 LOC	45,000	45,000
California GO VRDO	0.200%	11/7/12 LOC	23,225	23,225
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,214
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	6,019
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	24,893
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,005
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,511
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,580
2 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.010%	7/1/17	5,200	5,203
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,076
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,506
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,850

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,289
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,392
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,674
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.230%	11/1/12 (ETM)	2,800	2,800
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.710%	4/1/14	35,000	35,098
California Infrastructure & Economic Development Bank Revenue
(Orange County Performing Arts Center) VRDO	0.220%	11/7/12 LOC	17,870	17,870
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/14	1,230	1,275
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16	2,450	2,659
California Municipal Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)PUT	2.000%	9/2/14	12,600	12,696
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.450%	1/2/13	20,000	20,000
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,139
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,801
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17	5,820	6,802
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	12,588
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,955
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	2,196
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	19,826
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17	5,200	6,099
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,777
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/13	7,500	7,667
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/15 (14)	10,000	11,119
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18	2,665	3,272
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19	2,960	3,679
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/15	5,295	5,940
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,385	2,756
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17	3,000	3,506
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,178
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	4,166
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,981
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,403
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	3,243
California RAN	2.500%	6/20/13	80,000	81,126
1 California State University Revenue Systemwide TOB VRDO	0.250%	11/7/12 (4)	6,380	6,380
California Statewide Communities Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.100%	4/1/13 (10)	5,000	5,075
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	15,946
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	5.250%	11/15/14	565	576
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/15	750	823
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/16	805	909
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	7,000	7,098
Foothill/Eastern Corridor Agency California Toll Road Revenue	0.000%	1/1/15 (ETM)	18,535	18,320
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.000%	1/15/16 (14)	8,400	8,412
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,782
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	37,210	38,352
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	21,410	22,083
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	39,490	40,818
3 Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	32,000	33,210
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13 (Prere.)	20,000	20,889
Irvine CA Reassessment District No. 12-1 Improvement Revenue	2.000%	9/2/13	1,000	1,012
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/14	530	551
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/15	1,160	1,223
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/16	2,000	2,131
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16	8,400	9,485
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.210%	11/1/12	5,300	5,300
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.220%	11/7/12	4,000	4,000
Los Angeles CA Department of Water & Power Revenue VRDO	0.200%	11/7/12	16,000	16,000
Los Angeles CA GO	5.000%	9/1/17	32,500	38,975
Los Angeles CA GO	5.000%	9/1/19	5,000	6,253
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	34,448
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	6,164
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	16,217
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	22,353
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,444
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,694

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	22,675
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	22,750
1 Los Angeles CA Unified School District GO TOB VRDO	0.220%	11/7/12	22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13	11,205	11,520
Los Angeles CA Wastewater System Revenue VRDO	0.220%	11/7/12 LOC	4,270	4,270
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,822
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	25,923
4 Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	24,149
1 Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	0.210%	11/1/12	200	200
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/12 (14)	7,710	7,738
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,951
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,853
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	750	892
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,194
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	601
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	896
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	603
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,637
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	912
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) PUT	5.000%	2/7/13	8,490	8,590
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	2,965
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/15	3,000	3,262
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,455
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,940
Orange County CA Water District COP VRDO	0.210%	11/7/12	12,000	12,000
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,393
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,784
1 Palomar Pomerado Health California GO TOB VRDO	0.220%	11/7/12 LOC	14,285	14,285
Riverside CA Electric Revenue VRDO	0.210%	11/7/12 LOC	55,315	55,315
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18	6,500	7,621
Riverside County CA Transportation Commission Sales Tax Revenue VRDO	0.230%	11/7/12	9,110	9,110
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/13	750	772
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/15	700	774
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/16	1,000	1,141
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16 (4)	7,800	9,029
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17 (14)	5,000	5,530
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.220%	11/7/12	90,100	90,100
Sacramento County CA Airport Revenue	5.000%	7/1/13	7,200	7,398
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	7,044
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	9,062
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13	3,290	3,393
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	3,000	3,297
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/16	5,445	6,007
1 San Diego CA Community College District GO TOB VRDO	0.220%	11/7/12	4,880	4,880
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	11,840	13,605
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	14,000	16,087
1 San Diego CA Public Facilities Financing Authority Water Revenue TOB VRDO	0.220%	11/7/12	9,900	9,900
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,548
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	9,120	10,445
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	16,555	19,489
San Francisco CA City & County International Airport Revenue VRDO	0.220%	11/7/12 LOC	9,200	9,200
1 Sonoma County CA Junior College District GO TOB VRDO	0.270%	11/7/12	3,440	3,440
Southern California Public Power Authority Revenue	5.000%	7/1/18	2,000	2,440
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,807
1 Sweetwater CA Unified School District GO TOB VRDO	0.230%	11/7/12 (13)	13,600	13,600
1 Torrance CA Hospital Revenue (Torrance Memorial Medical Center) TOB VRDO	0.220%	11/7/12 LOC	5,400	5,400
University of California Revenue	5.000%	5/15/17	2,250	2,678
University of California Revenue	5.000%	5/15/18	2,000	2,439
University of California Revenue	5.000%	5/15/19	4,435	5,498
1 University of California Revenue TOB VRDO	0.210%	11/1/12	300	300
1 University of California Revenue TOB VRDO	0.210%	11/1/12	700	700
1 University of California Revenue TOB VRDO	0.220%	11/7/12	9,300	9,300
1 University of California Revenue TOB VRDO	0.240%	11/7/12	14,000	14,000
Ventura County CA Public Financing Authority COP	5.000%	8/15/16	2,750	3,135
				2,258,612
Colorado (1.3%)
1 Board of Governors of the Colorado State University System Revenue TOB VRDO	0.210%	11/7/12 LOC	16,900	16,900
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,708
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	3,000	3,417
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,755
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,610

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.200%	11/7/12	25,050	25,050
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	3,165	3,573
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	6,415	7,243
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	3,715	4,303
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	7,920	9,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.200%	11/7/12	10,005	10,005
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,418
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,531
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,467
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,758
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	2,007
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,917
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,599
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	3,091
E-470 Public Highway Authority Colorado Revenue PUT	5.000%	9/2/13 (14)	11,485	11,835
2 E-470 Public Highway Authority Colorado Revenue PUT	2.930%	9/1/14	16,500	16,509
Jefferson County CO School District GO	5.000%	12/15/12 (2)	3,500	3,521
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	9,055
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/16 (Prere.)	22,500	26,537
University of Colorado Enterprise System Revenue	5.000%	6/1/18	2,000	2,432
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,237
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	3,093
University of Colorado Hospital Authority Revenue	5.000%	11/15/13	1,960	2,037
University of Colorado Hospital Authority Revenue	5.000%	11/15/14	1,000	1,070
University of Colorado Hospital Authority Revenue	5.000%	11/15/16	1,290	1,442
University of Colorado Hospital Authority Revenue VRDO	0.200%	11/7/12 LOC	21,010	21,010
University of Colorado Hospital Authority Revenue VRDO	0.200%	11/7/12 LOC	4,660	4,660
				216,965
Connecticut (2.1%)
Connecticut GO	5.000%	3/15/13	10,000	10,180
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,134
Connecticut GO	5.000%	1/1/14	18,250	19,255
2 Connecticut GO	0.440%	9/15/14	4,375	4,376
Connecticut GO	5.000%	1/1/15	14,710	16,165
Connecticut GO	5.250%	11/1/15	1,000	1,141
Connecticut GO	5.000%	12/1/15 (14)	10,035	10,755
Connecticut GO	5.000%	1/1/16	30,000	34,124
Connecticut GO	5.000%	3/1/16	4,705	5,380
Connecticut GO	5.000%	5/1/16	10,000	11,493
2 Connecticut GO	0.860%	5/15/16	8,300	8,365
2 Connecticut GO	0.640%	9/15/16	3,000	3,001
Connecticut GO	5.000%	4/1/17	1,165	1,375
2 Connecticut GO	0.980%	5/15/17	20,000	20,000
2 Connecticut GO	0.730%	9/15/17	1,750	1,756
Connecticut GO	5.000%	12/1/17	15,000	17,564
2 Connecticut GO	1.090%	4/15/18	4,500	4,514
Connecticut GO	5.000%	6/1/18	14,955	18,178
Connecticut GO	5.000%	11/1/18	1,000	1,226
2 Connecticut GO	1.310%	4/15/19	6,000	6,069
Connecticut GO	5.000%	6/1/19	22,165	27,383
2 Connecticut GO	1.130%	9/15/19	3,000	3,016
2 Connecticut GO PUT	0.860%	9/15/17	5,400	5,403
2 Connecticut GO PUT	1.560%	3/1/18	17,500	17,696
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,392
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	4,058
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,983
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,178
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,739
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,729
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	4.000%	2/7/13	6,625	6,691
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	22,935
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.250%	11/7/12	10,335	10,335
Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital) VRDO	0.220%	11/7/12 LOC	17,000	17,000
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14	5,270	5,574
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16	5,300	6,050
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	9,043
				352,256
Delaware (0.2%)
Delaware GO	5.000%	1/1/13	9,450	9,526
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,409

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware GO	5.000%	10/1/18	3,540	4,391
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/14	4,070	4,385
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	4,485	5,207
University of Delaware Revenue PUT	0.850%	6/4/13	8,000	8,029
				36,947
District of Columbia (0.8%)
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,108
District of Columbia GO	5.000%	6/1/13 (Prere.)	5,000	5,139
District of Columbia GO	5.000%	6/1/13 (Prere.)	4,900	5,036
2 District of Columbia Income Tax Revenue	0.560%	12/1/13	10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,788
1 District of Columbia Income Tax Revenue TOB VRDO	0.220%	11/7/12	7,425	7,425
District of Columbia Revenue (American College of Cardiology) VRDO	0.330%	11/7/12 LOC	39,200	39,200
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.230%	11/7/12 LOC	15,975	15,975
District of Columbia Revenue (Washington Drama Society) VRDO	0.210%	11/7/12 LOC	13,700	13,700
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.690%	6/1/15	7,300	7,301
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.790%	6/1/16	6,000	6,001
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/13	3,000	3,092
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/15	3,375	3,754
				128,019
Florida (5.9%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,667
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,435
Broward County FL Airport System Revenue	5.000%	10/1/19	750	903
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,283
Broward County FL School Board COP	5.000%	7/1/18	4,400	5,162
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,593
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.220%	11/7/12	5,665	5,665
1 Cape Coral FL Water & Sewer Revenue TOB VRDO	0.220%	11/7/12	4,300	4,300
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	15,000	16,101
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/15 (14)	11,000	11,994
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	4.000%	6/1/15	2,500	2,685
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	40,000	43,971
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,496
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	15,000	16,832
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/17 (14)	900	1,015
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	19,000	21,729
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,885
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/17	35,445	40,149
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,770	42,193
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,206
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,273
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,040
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	4/1/13	3,750	3,786
Florida Board of Education Lottery Revenue	5.000%	7/1/13	8,010	8,264
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	9,062
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,871
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,682
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,682
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,973
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	5,065	5,257
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17	13,700	16,298
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	4,409
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	13,710
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	11/7/12	7,995	7,995
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13	5,820	6,001
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14	6,110	6,567
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15	6,415	7,135
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	10,336
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	10,968
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	22,000	23,614
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	20,000	22,187
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/15	2,135	2,379
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/16	3,290	3,777
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	3,389
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,207
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	4,015
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	22,000	22,910

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,175
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,313
1 Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.220%	11/7/12 (13)	9,365	9,365
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,156
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,870
Hillsborough County FL Industrial Development Authority Pollution Control Revenue
(Tampa Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,280
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	4,675	5,446
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	1,500	1,747
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17	1,000	1,194
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.200%	11/7/12	32,505	32,505
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.200%	11/7/12	41,260	41,260
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/16	15,000	17,473
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.200%	11/7/12	12,900	12,900
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,235
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,365
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/16 (4)	3,750	4,341
2 Lakeland FL Energy System Revenue	0.960%	10/1/17	10,000	10,007
Lee Memorial Health System Florida Hospital Revenue VRDO	0.230%	11/7/12 LOC	6,440	6,440
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	4.000%	11/15/18	1,125	1,228
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	5.000%	11/15/19	1,650	1,895
1 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.220%	11/7/12 (4)	11,500	11,500
Miami-Dade County FL Health Facilities Authority Hospital Revenue
(Miami Children’s Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,118
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,382
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,612
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,023
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,929
1 Miami-Dade County FL School Board COP TOB VRDO	0.220%	11/7/12 (13)	27,700	27,700
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/17	1,110	1,307
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,517
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.300%	11/7/12 (4)	3,800	3,800
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,125
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.220%	11/7/12 LOC	29,400	29,400
Orange County FL School Board COP	5.000%	8/1/15	2,000	2,224
Orange County FL School Board COP	5.000%	8/1/16	700	800
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,737
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,650
Orange County FL School Board COP	5.000%	8/1/19	1,765	2,108
Orange County FL School Board COP VRDO	0.220%	11/7/12 LOC	14,730	14,730
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,715	9,368
Orange County FL Tourist Development Revenue	5.000%	10/1/16	16,260	18,452
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.200%	11/7/12 LOC	26,000	26,000
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,365	3,791
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,500	3,943
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/16	5,250	6,120
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17	3,000	3,590
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,269
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/14 (14)	16,300	17,822
1 Palm Beach County FL School Board COP TOB VRDO	0.210%	11/7/12	11,315	11,315
1 South Florida Water Management District COP TOB VRDO	0.210%	11/1/12	7,200	7,200
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	7,852
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	10,131
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/13	2,500	2,589
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.310%	11/7/12	20,000	20,000
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/15	10,000	10,954
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.200%	11/7/12 LOC	17,300	17,300
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,967
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/16	3,000	3,454
				990,025
Georgia (2.8%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,500	2,979
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	10,085

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Atlanta GA Airport Revenue	5.000%	1/1/18	500	594
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,471
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,426
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,874
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,264
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,533
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,541
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,564
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,581
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,106
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,230
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,247
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.210%	11/7/12 LOC	25,000	25,000
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/17	1,250	1,445
4 Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,250	1,494
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,180
4 Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	303
4 Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	425
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,211
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,597
Gainesville & Hall County GA Development Authority Revenue
(Hall County Sewage Treatment Facility Project) VRDO	0.260%	11/7/12 LOC	7,000	7,000
Georgia GO	3.500%	1/1/13	8,315	8,361
Georgia GO	5.000%	4/1/13	10,815	11,033
Georgia GO	5.500%	7/1/14	4,000	4,346
Georgia GO	4.000%	1/1/15	2,110	2,276
Georgia GO	5.000%	7/1/16	20,000	23,290
Georgia GO	5.000%	7/1/16	9,500	11,063
Georgia GO	5.000%	7/1/16	5,000	5,822
Georgia GO	5.500%	7/1/16	5,000	5,424
Georgia GO	5.000%	10/1/16	1,910	2,243
Georgia GO	5.000%	7/1/17	2,840	3,406
Georgia GO	5.000%	7/1/17	13,695	16,422
Georgia GO	5.000%	7/1/18	23,075	28,441
Georgia GO	5.000%	7/1/18	2,340	2,884
Georgia GO	4.000%	11/1/18	11,000	13,031
Georgia GO	5.000%	7/1/19	8,200	10,298
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,400	1,627
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	3,600	4,275
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,205
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	914
Georgia Road & Tollway Authority GAN	5.000%	6/1/13 (4)	4,885	5,020
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	17,162
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	7,046
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	22,578
Georgia Road & Tollway Authority Revenue (Federal Highway Grant)	5.000%	6/1/16	8,000	9,232
Gwinnett County GA School District GO	5.000%	2/1/13	10,000	10,121
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17	1,675	2,012
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	5,344
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/14	5,000	5,279
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	10,310	11,359
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	6,910	7,939
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) PUT	2.500%	3/1/13	7,500	7,536
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,949
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,500	1,777
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,250	1,510
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.000%	1/1/15	2,060	2,245
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	1,730	2,123
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/14	4,995	5,251
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	3,685	4,017
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17	8,165	9,462
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.190%	11/7/12 LOC	1,505	1,505

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.220%	11/7/12	4,840	4,840
Savannah GA Economic Development Authority Pollution Control Revenue
(International Paper Co. Projects)	5.100%	8/1/14	3,000	3,203
				460,021
Hawaii (0.5%)
Hawaii GO	5.000%	5/1/14 (Prere.)	9,840	10,526
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,620
Hawaii GO	5.000%	6/1/16	13,920	16,091
Hawaii GO	5.000%	12/1/18	17,250	21,289
Hawaii GO	5.000%	12/1/19	5,000	6,264
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,487
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,239
4 Honolulu City & County HI Ser B	5.000%	11/1/18	4,000	4,929
4 Honolulu City & County HI Ser B	5.000%	11/1/19	6,000	7,510
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,937
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,325
				82,217
Idaho (0.1%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.230%	11/7/12	17,765	17,765
Idaho Housing & Finance Association RAN	5.000%	7/15/13	4,070	4,199
				21,964
Illinois (3.6%)
Chicago IL Board of Education GO	0.000%	12/1/13 (14)	13,400	13,268
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,681
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,880
Chicago IL Board of Education GO	5.000%	12/1/18 (12)(14)	7,080	8,388
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	3,845	4,611
1 Chicago IL Board of Education GO TOB VRDO	0.300%	11/7/12 (4)	4,995	4,995
Chicago IL GO	5.000%	1/1/14 (Prere.)	4,135	4,362
Chicago IL GO	5.000%	1/1/14 (ETM)	37,590	39,655
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,872
Chicago IL GO	5.000%	1/1/19	5,000	5,770
Chicago IL GO	5.000%	1/1/19 (4)	4,645	5,160
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	6,158
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/13 (4)	4,200	4,230
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,230
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	750	869
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	7,500	8,688
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,250	1,466
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,185
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.260%	11/7/12 LOC	24,105	24,105
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.360%	11/7/12 (4)	21,135	21,135
Chicago IL Water Revenue	5.000%	11/1/18	675	823
1 Chicago IL Water Revenue TOB VRDO	0.220%	11/7/12	10,000	10,000
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,182
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,204
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,925
Illinois Educational Facilities Authority Revenue (Field Museum of Natural History) VRDO	0.190%	11/7/12 LOC	21,600	21,600
1 Illinois Educational Facilities Authority Revenue (Northwestern University) TOB VRDO	0.220%	11/7/12	3,700	3,700
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	5,000	5,182
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.875%	2/12/15	5,000	5,079
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,926
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,598
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	21,795	26,194
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15	10,000	10,949
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	2,500	2,906
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17	1,500	1,705
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.250%	8/15/16	4,270	4,793
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare) VRDO	0.230%	11/1/12 LOC	5,100	5,100
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	4,000	4,748
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	5,003
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	5,023
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers) VRDO	0.220%	11/7/12 LOC	10,400	10,400
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/14	5,500	5,914
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/16	1,500	1,662
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17	2,500	2,826
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13 (4)	4,275	4,363
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13 (4)	4,300	4,389
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17	3,075	3,335
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,683

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	2,173
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	8,767
	Illinois GO	5.500%	8/1/14 (14)	8,295	8,976
	Illinois GO	5.000%	8/1/17	30,000	34,548
	Illinois GO	5.000%	8/1/18	22,000	25,542
	Illinois GO	5.000%	3/1/19	6,500	7,528
	Illinois GO	5.000%	8/1/19	14,750	17,165
	Illinois GO	5.000%	3/1/20	4,000	4,651
	Illinois GO	5.000%	8/1/20	10,500	12,233
	Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	4,085	4,302
	Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	0.200%	11/7/12	13,020	13,020
1	Illinois Regional Transportation Authority Revenue TOB VRDO	0.220%	11/7/12	5,565	5,565
	Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	11,272
	Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,534
	Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,523
	Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15	6,270	6,998
	Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15	3,000	3,411
	Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	7,500	8,767
	Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/18	7,000	8,065
	Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/19	3,500	3,886
	Illinois Unemployment Insurance Fund Building Receipts Revenue	1.500%	6/15/21	8,750	8,775
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
	(McCormick Place Expansion Project)	5.000%	12/15/22	2,500	2,847
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,620
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,454
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,183
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,820
1	University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.240%	11/7/12 (14)	9,455	9,455
	Winnebago & Boone Counties IL School District GO	5.000%	2/1/13 (2)	5,000	5,045
					605,045
Indiana (1.3%)
	Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	4,810	5,547
	Indiana Finance Authority Facilities Revenue (Miami Correctional Facility)	5.000%	7/1/13	6,620	6,809
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,132
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,780
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,827
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15	3,570	4,013
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,468
4	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	1,008
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	12,095
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,817
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19	1,650	1,925
	Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	11,070
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17	7,625	8,981
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,186
	Indiana Health & Educational Facility Financing Authority Revenue
	(Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	11,091
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13	3,750	3,838
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,469
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,695	3,088
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	7,000	7,157
	Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	3,190	3,214
	Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,790
	Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,195
	Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,220
	Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,899
	Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,862
[1,2]	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.300%	1/1/14	512	512
[1,2]	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.420%	7/1/16	5,014	5,014
	Purdue University Indiana University Student Fee Revenue	4.500%	7/1/16	1,500	1,713
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/16	1,300	1,508
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17	1,000	1,197
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	11,795
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/17	3,455	3,744

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/17	3,520	3,837
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/18	3,590	3,917
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18	3,665	4,017
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	4,097
1 Tri-Creek Middle School Building Corp. Indiana Revenue TOB VRDO	0.220%	11/7/12	14,210	14,210
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,814
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	28,961
				217,817
Iowa (0.2%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,506
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	2,951
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,615
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,863
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/14	1,065	1,137
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/16	2,320	2,616
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17	1,300	1,508
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,237
				25,433
Kansas (0.4%)
Kansas Department of Transportation Highway Revenue	5.000%	9/1/13	32,590	33,890
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/17	1,000	1,136
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/18	1,035	1,196
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19	1,150	1,335
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	2,895	3,160
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,615	6,330
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,670	6,556
Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,908
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,589
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,204
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/15	4,000	4,443
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17	1,130	1,302
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18	2,250	2,635
				68,684
Kentucky (0.6%)
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14	17,000	18,402
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	40,000	45,239
Kentucky Property & Building Commission Revenue	5.250%	10/1/16 (4)	6,100	7,142
Kentucky Property & Building Commission Revenue	5.000%	11/1/16	5,340	6,208
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	3,053
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	5.625%	12/3/12	10,000	10,043
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.600%	6/1/17	9,500	9,629
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/13	855	879
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/16	990	1,095
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/18	1,100	1,278
				102,968
Louisiana (0.7%)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,313
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.960%	6/1/13	25,000	25,039
1 Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	0.210%	11/7/12	29,065	29,065
Louisiana GO	0.950%	11/1/12	9,530	9,552
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,646
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.850%	6/1/38	3,410	3,648
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,050
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,556
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,072
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) VRDO	0.230%	11/7/12 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,447
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,325

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/13	2,675	2,728
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,132
New Orleans LA GO	5.000%	12/1/18	4,065	4,785
				121,258
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.230%	11/7/12 LOC	9,145	9,145
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,173
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,913
				16,231
Maryland (2.7%)
Baltimore County MD GO	5.000%	2/1/18	2,900	3,535
Baltimore County MD GO	5.000%	2/1/18	9,000	10,970
Howard County MD GO	5.000%	8/15/19	5,000	6,296
Maryland Department of Housing & Community Development Revenue VRDO	0.200%	11/7/12	10,000	10,000
Maryland Department of Housing & Community Development Revenue VRDO	0.200%	11/7/12	9,200	9,200
Maryland Department of Transportation Revenue	4.000%	5/15/15	6,250	6,824
Maryland Department of Transportation Revenue	5.000%	5/1/18	3,000	3,671
Maryland Department of Transportation Revenue	5.000%	5/1/19	14,000	17,500
Maryland GO	5.000%	8/1/14	10,000	10,821
Maryland GO	5.000%	3/1/16	10,000	11,499
Maryland GO	5.000%	11/1/16	15,100	17,781
Maryland GO	5.000%	3/15/17	23,445	27,856
Maryland GO	5.000%	8/1/17	5,000	6,011
Maryland GO	5.000%	8/1/17	5,070	6,095
Maryland GO	5.000%	8/1/17	26,445	31,792
Maryland GO	5.000%	8/1/17	8,495	10,212
Maryland GO	5.000%	3/1/18	1,150	1,405
Maryland GO	5.250%	3/1/18	2,400	2,963
Maryland GO	5.000%	8/1/18	28,795	35,568
Maryland GO	5.000%	8/1/18	23,960	29,595
Maryland GO	5.000%	11/1/18	2,225	2,766
Maryland GO	5.000%	3/1/19	10,000	12,468
Maryland GO	5.000%	11/1/19	4,265	5,394
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18	835	945
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	961
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,200
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.974%	11/1/12	18,000	18,000
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.974%	11/1/12	6,000	6,000
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/13	3,000	3,075
Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,322
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,742
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,660
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,669
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/13	2,395	2,462
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/14	3,150	3,348
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/15	5,900	6,469
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.220%	11/7/12 LOC	2,400	2,400
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/13	9,085	9,375
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/14	9,615	10,361
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/15	9,995	11,202
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,508
Montgomery County MD GO	5.000%	5/1/14	12,310	13,178
Montgomery County MD GO	5.000%	7/1/18	32,050	39,504
Montgomery County MD GO	5.000%	11/1/19	2,740	3,465
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/13	4,200	4,293
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/14	8,500	8,997
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/16	2,630	2,959
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	4,000	4,782
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,580	3,171
				451,270
Massachusetts (3.0%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18	1,250	1,532
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.500%	11/7/12	19,964	19,964
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.200%	11/7/12	12,900	12,900

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,445
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,415
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/14	890	940
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/15	1,000	1,086
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/16	1,600	1,771
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17	2,060	2,320
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,610
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	5,000	5,220
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	40,500	41,470
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	981
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,822
Massachusetts GO	5.500%	11/1/12 (4)	9,000	9,000
2 Massachusetts GO	0.590%	2/1/13	35,000	35,014
2 Massachusetts GO	0.690%	2/1/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,635	12,574
Massachusetts GO	5.000%	8/1/14	11,965	12,931
Massachusetts GO	5.000%	11/1/14	2,350	2,566
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,254
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,235
2 Massachusetts GO	0.690%	2/1/16	15,645	15,646
Massachusetts GO	5.000%	10/1/16	6,800	7,955
Massachusetts GO	5.000%	10/1/17	23,000	27,623
Massachusetts GO	5.500%	12/1/17 (14)	3,255	4,008
Massachusetts GO	5.000%	10/1/18	24,000	29,517
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,837
Massachusetts GO	5.000%	12/1/18	30,000	37,045
Massachusetts GO	5.500%	12/1/19 (14)	9,160	11,785
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,065	6,241
Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital) VRDO	0.240%	11/1/12 LOC	500	500
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,082
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,183
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,880
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14	5,000	5,127
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/16	2,000	2,308
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/15	2,500	2,778
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17	7,500	8,628
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,967
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	18,753
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.230%	11/1/12	2,495	2,495
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	10,563
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	4,832
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/13	4,000	4,153
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17	1,500	1,806
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.630%	11/7/12 (4)LOC	27,575	27,575
Massachusetts Water Resources Authority Revenue VRDO	0.200%	11/7/12	30,065	30,065
University of Massachusetts Building Authority Revenue	5.000%	11/1/16	7,555	8,830
				502,232
Michigan (2.5%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,524
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,443
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,819
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/17	625	689
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/18	1,225	1,359
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/16	1,050	1,198
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/17	1,500	1,753
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	7,200	7,519
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	500	561
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	565
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	678
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,325
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	615
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,873
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	61,695
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	48,468
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	11,250	12,884
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	15,000	16,092
Michigan GO	5.000%	5/1/14	12,000	12,824
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.200%	11/7/12 LOC	18,420	18,420
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,966
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13	15,000	15,068
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,694

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	13,036
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.500%	11/15/15	2,000	2,253
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16	6,140	6,999
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18	3,200	3,795
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	3,993
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.230%	11/7/12 LOC	6,120	6,120
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/15	1,000	1,124
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	5,000	6,076
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.210%	11/7/12	1,280	1,280
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,619
Michigan State University Board of Trustees General Revenue VRDO	0.200%	11/7/12	10,500	10,500
Michigan State University Revenue	5.000%	8/15/13	6,620	6,867
Michigan State University Revenue	5.000%	2/15/14	5,385	5,706
Michigan State University Revenue	5.000%	8/15/14	7,005	7,580
Michigan State University Revenue	5.000%	2/15/15	3,910	4,311
Michigan State University Revenue	5.000%	8/15/15	1,000	1,124
Michigan State University Revenue	5.000%	2/15/17	6,135	7,218
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,466
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,567
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,548
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,632
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,230
University of Michigan University Revenue	5.250%	12/1/12	8,500	8,535
University of Michigan University Revenue	4.000%	4/1/16	10,650	11,863
University of Michigan University Revenue	4.000%	4/1/17	11,385	12,972
				412,446
Minnesota (1.1%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,047
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,341
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/15	1,700	1,897
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16	1,900	2,181
Minneapolis MN Health Care System Revenue (Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	39,084
Minneapolis MN Health Care System Revenue (Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,009
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,821
Minnesota GO	4.000%	12/1/13	3,900	4,059
Minnesota GO	5.000%	12/1/13 (ETM)	10,615	11,163
Minnesota GO	5.000%	8/1/14	6,970	7,539
Minnesota GO	5.000%	12/1/14	8,145	8,933
Minnesota GO	5.000%	12/1/15	8,145	9,283
Minnesota GO	5.000%	10/1/16	5,000	5,867
Minnesota GO	5.000%	12/1/16	8,150	9,616
Minnesota GO	5.000%	8/1/18	8,375	10,324
Minnesota GO	5.000%	8/1/18	3,825	4,715
Minnesota GO	5.000%	8/1/18	3,000	3,698
Minnesota GO	5.000%	11/1/19	2,000	2,523
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.220%	11/7/12	13,345	13,345
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	8,500	10,365
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/15	1,170	1,284
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/16	1,250	1,410
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/17	1,000	1,158
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,063
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,610
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,830
University of Minnesota Revenue	5.000%	12/1/17	10,000	12,081
				187,246
Mississippi (0.4%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	12,546
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,875
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.220%	11/1/12	8,210	8,210
Mississippi GO	5.250%	11/1/14	8,970	9,840
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,480
2 Mississippi GO	0.740%	9/1/17	6,000	6,000
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,644
1 Mississippi Hospital Equipment & Facilities Authority Revenue
(Baptist Memorial Health Care) TOB VRDO	0.240%	11/7/12	2,525	2,525
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services)	5.000%	10/1/17	2,500	2,937

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.180%	11/7/12	6,420	6,420
				68,477
Missouri (0.3%)
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	16,050
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17	3,270	3,940
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,785
Missouri Highways & Transportation Commission Road Revenue	3.000%	2/1/13	15,645	15,756
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,272
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,613
				44,416
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,870	6,608
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,305	6,122
				12,730
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,309
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,823
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,658
1 Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.220%	11/7/12	8,305	8,305
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,075
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,134
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,169
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,797
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,215
Omaha NE Public Power District Electric Revenue	5.500%	2/1/14	2,000	2,069
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,831
				27,385
Nevada (0.7%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,169
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,179
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,321
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/13	6,355	6,529
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,506
Clark County NV School District GO	5.000%	6/15/13 (14)	16,050	16,511
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,376
Clark County NV School District GO	5.000%	6/15/14	4,000	4,288
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	19,772
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,589
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,543
Nevada GO	5.000%	12/1/12 (4)	11,165	11,210
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	14,551
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,518
				115,062
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,650
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,574
New Hampshire GO	5.000%	8/15/17	3,200	3,824
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.000%	7/1/14	8,430	9,060
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,979
				22,087
New Jersey (4.3%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12 (ETM)	3,350	3,350
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12 (4)	2,910	2,910
Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.625%	12/3/12	4,625	4,635
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,263
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,478
New Jersey COP	5.000%	6/15/16	6,695	7,584
New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	17,191
New Jersey Economic Development Authority Revenue	5.000%	3/1/19	29,800	35,857
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,709
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/13 (ETM)	14,670	14,904
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	25,000	25,982
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/14	14,565	15,437
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.790%	2/1/15	9,000	9,003
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	43,630
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.110%	2/1/17	14,000	14,031
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,636

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,879
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	6,166
	New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	10,000	10,743
	New Jersey Economic Development Authority Revenue
	(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	33,273
	New Jersey Economic Development Authority Revenue
	(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/15	2,525	2,741
	New Jersey Economic Development Authority Revenue
	(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/16	2,905	3,224
	New Jersey Economic Development Authority Revenue
	(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/17	3,525	3,974
	New Jersey Economic Development Authority Transportation Project Sublease Revenue
	(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/14	11,165	11,916
	New Jersey Economic Development Authority Transportation Project Sublease Revenue
	(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/15	11,255	12,438
	New Jersey Economic Development Authority Transportation Project Sublease Revenue
	(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,207
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17	5,095	6,133
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	6,615
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	2,500	2,797
	New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	6.000%	12/1/14	5,015	5,461
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,465
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	5,973
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	3,036
	New Jersey GO	0.464%	11/1/12	50,000	50,007
	New Jersey GO	5.000%	8/15/16	12,120	14,103
	New Jersey GO	5.000%	8/15/17	11,660	13,951
1	New Jersey GO TOB VRDO	0.230%	11/1/12	7,225	7,225
	New Jersey Health Care Facilities Financing Authority Revenue
	(Hackensack University Medical Center)	5.000%	1/1/17	2,595	2,894
	New Jersey Health Care Facilities Financing Authority Revenue
	(Hackensack University Medical Center)	5.000%	1/1/18	3,605	4,105
	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group)	5.000%	7/1/18	2,000	2,347
	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group)	5.000%	7/1/19	2,000	2,366
1	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group) TOB VRDO	0.360%	11/7/12 (12)	9,455	9,455
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,626
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,602
	New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/15	15,860	17,239
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,794
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,347
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	9,990	11,288
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14 (ETM)	60	65
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14	6,480	6,980
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	12/15/12 (4)	8,000	8,054
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/13 (14)	22,380	23,618
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	21,440
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	8,918
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	11,891
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	2,500	2,993
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	19,133
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	3,420
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.960%	12/22/14	20,000	20,039
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.960%	12/22/14	2,500	2,505
1	New Jersey Turnpike Authority Revenue TOB VRDO	0.220%	11/7/12 LOC	20,060	20,060
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13 (Prere.)	18,515	19,166
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/13 (Prere.)	8,560	8,848
	Tobacco Settlement Financing Corp. New Jersey Revenue	6.750%	6/1/13 (Prere.)	7,815	8,113
	Tobacco Settlement Financing Corp. New Jersey Revenue	7.000%	6/1/13 (Prere.)	17,705	18,404
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	2,000	2,160
					717,797
New Mexico (0.8%)
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,516
	New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/16	10,000	11,019
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16	7,000	7,754
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,607
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17	9,000	10,719
	New Mexico GO	5.000%	3/1/13	8,000	8,128
	New Mexico GO	5.000%	3/1/13	10,000	10,160

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico GO	5.000%	3/1/14	7,000	7,438
New Mexico GO	5.000%	3/1/16	19,290	22,168
1 New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) TOB VRDO	0.220%	11/7/12	6,660	6,660
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.200%	11/7/12	27,135	27,135
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	7,176
				128,480
New York (12.7%)
Albany NY Industrial Development Agency Civic Facility Revenue
(Albany Medical Center Hospital Project) VRDO	0.240%	11/7/12 LOC	5,005	5,005
Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	14,994
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,350
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/14	2,000	2,132
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	3,635	4,015
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17	3,000	3,516
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17	1,125	1,318
Geneva NY Industrial Development Agency Civic Facility Revenue
(Colleges of the Seneca Project) VRDO	0.230%	11/7/12 LOC	12,325	12,325
Hempstead NY GO	3.000%	4/15/15	5,260	5,607
Long Island NY Power Authority Electric System Revenue	5.250%	6/1/13	15,690	16,138
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18	2,000	2,383
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19	1,500	1,813
1 Long Island NY Power Authority Electric System Revenue TOB VRDO	0.230%	11/1/12 (13)	5,765	5,765
Long Island NY Power Authority Electric System Revenue VRDO	0.190%	11/7/12 LOC	4,700	4,700
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,383
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	3,520	4,236
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.210%	11/7/12	25,550	25,550
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.250%	11/7/12	20,700	20,700
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/18	2,550	2,967
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/20	1,560	1,859
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/18	2,000	2,316
New York City NY GO	5.000%	8/15/13	2,690	2,790
New York City NY GO	5.000%	8/1/14	25,000	26,998
New York City NY GO	5.000%	8/1/14 (Prere.)	35	38
New York City NY GO	5.750%	8/1/14 (2)	2,335	2,346
New York City NY GO	5.000%	8/15/14	12,890	13,943
New York City NY GO	5.000%	9/1/14	16,860	18,271
New York City NY GO	5.000%	8/1/15	26,260	29,424
New York City NY GO	5.000%	8/1/15	10,815	12,118
New York City NY GO	5.000%	8/1/15	7,970	8,590
New York City NY GO	5.000%	8/15/15	17,910	20,097
New York City NY GO	5.000%	9/1/15	21,325	23,968
New York City NY GO	5.000%	2/1/16	1,000	1,139
New York City NY GO	5.000%	3/1/16	10,795	12,334
New York City NY GO	5.000%	3/1/16	2,500	2,856
New York City NY GO	5.000%	4/1/16	3,500	4,010
New York City NY GO	5.000%	8/1/16	1,000	1,158
New York City NY GO	5.000%	8/1/16	1,000	1,158
New York City NY GO	5.000%	8/1/16	7,150	8,282
New York City NY GO	5.000%	8/1/16	5,000	5,791
New York City NY GO	5.000%	8/1/16	27,500	31,853
New York City NY GO	5.000%	8/1/17	9,750	11,607
New York City NY GO	5.000%	8/1/17	13,470	16,036
New York City NY GO	5.000%	8/1/17	3,800	4,524
New York City NY GO	5.000%	8/1/17	13,590	16,179
New York City NY GO	5.000%	8/1/17	8,185	9,744
New York City NY GO	5.000%	8/1/17	6,000	7,143
New York City NY GO	5.000%	10/1/17	2,500	2,991
New York City NY GO	5.000%	10/1/17	5,150	6,162
New York City NY GO	5.000%	8/1/18	3,250	3,956
New York City NY GO	5.000%	8/1/18	6,000	7,303

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/18	4,650	5,660
New York City NY GO	5.000%	8/1/18	13,030	15,860
New York City NY GO	5.000%	8/1/18	25,315	30,813
New York City NY GO	5.000%	10/1/18	7,650	9,351
New York City NY GO	5.000%	8/1/19	7,225	8,906
New York City NY GO	5.000%	8/1/19	20,155	24,844
New York City NY GO VRDO	0.180%	11/7/12 LOC	5,900	5,900
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17	8,150	9,438
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.230%	11/7/12	3,755	3,755
New York City NY Industrial Development Agency Civic Facility Revenue
(USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,637
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	20,295
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.240%	11/7/12	8,760	8,760
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.190%	11/7/12	23,375	23,375
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	1,000	1,231
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.250%	11/7/12	16,500	16,500
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13 (ETM)	10,160	10,639
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	2,160	2,264
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14 (ETM)	320	350
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	5,290	5,788
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	9,092
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	10,115	11,876
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	29,200	34,285
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	14,285	16,836
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17	2,500	2,945
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	7,000	8,433
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	24,094
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	24,094
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	16,500	18,723
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	9,183
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.190%	11/7/12	4,020	4,020
New York City NY Trust for Cultural Resources Revenue (Asia Society) VRDO	0.200%	11/7/12 LOC	4,640	4,640
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,295
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.220%	11/7/12	37,250	37,250
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	6,000	6,950
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	5,000	5,914
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	14,785
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	7,000	8,279
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,500	3,014
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,808
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,650	3,195
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,500	4,219
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	4,000	4,880
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.210%	11/7/12 (13)	14,605	14,605
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.230%	11/7/12 (13)	10,980	10,980
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.160%	11/1/19	9,300	9,300
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.760%	11/1/13	4,000	4,010
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.890%	11/1/14	6,320	6,326
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/14	15,460	16,745
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/12	3,500	3,507
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/12	14,110	14,138
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,488
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,957
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,822
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,270
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,437
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	57,350
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.250%	11/1/12 LOC	13,310	13,310
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/17	1,160	1,290
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18	2,105	2,479
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19	2,180	2,583
New York State Dormitory Authority Revenue (City University System) VRDO	0.220%	11/7/12 LOC	22,000	22,000
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	9,000	10,109
1 New York State Dormitory Authority Revenue (Fordham University) TOB VRDO	0.230%	11/7/12 (13)	3,500	3,500
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.220%	11/7/12 LOC	37,245	37,245
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.220%	11/7/12 LOC	36,925	36,925
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17 (ETM)	55	66
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17	6,185	7,355
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,572

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/16	1,260	1,420
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17	1,750	2,013
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	1,000	1,186
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/12	5,250	5,281
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/13	3,450	3,513
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/14	3,760	4,004
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	3,935	4,364
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	16,845	19,843
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	9,605	11,315
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	18,010	21,815
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18	2,400	2,937
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	27,966
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	2,150	2,650
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	14,545
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	5,000	6,221
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	11/1/12	13,050	13,050
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.210%	11/7/12	10,000	10,000
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,764
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	2,000	2,358
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,838
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	7,030	8,275
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	6,000
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,155	2,586
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	1,500	1,792
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	3,000
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,265
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	7,138
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/16	8,500	9,762
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17	10,510	12,404
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.500%	5/15/13 (14)	7,885	8,099
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18	5,000	6,062
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	4,278
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15	3,000	3,048
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	10/15/15	5,000	5,112
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) ARS	0.583%	11/5/12 (14)	11,650	11,139
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,565
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	8,500	8,574
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	4.750%	7/1/16 (14)	2,250	2,464
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.250%	7/15/14	2,160	2,344
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18	10,000	12,243
New York State Housing Finance Agency Housing Revenue (320 West 38th Street) VRDO	0.210%	11/7/12 LOC	8,325	8,325
New York State Housing Finance Agency Housing Revenue (80 DeKalb Avenue) VRDO	0.200%	11/7/12 LOC	7,900	7,900
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.230%	11/7/12 LOC	15,000	15,000
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/18	6,325	7,703
New York State Local Government Assistance Corp. Revenue VRDO	0.190%	11/7/12	2,500	2,500
New York State Local Government Assistance Corp. Revenue VRDO	0.200%	11/7/12	14,155	14,155
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	6/1/13 (Prere.)	7,000	7,205
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	6/1/13 (Prere.)	8,415	8,662
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.500%	6/1/13 (Prere.)	5,410	5,576
New York State Thruway Authority Revenue	5.000%	1/1/19	2,000	2,415
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,827
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	15,305
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	45,822
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,494
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	21,338
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,215
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/16	6,620	7,606
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	8,440	10,223
New York State Urban Development Corp. Revenue	5.000%	1/1/15	5,145	5,636
New York State Urban Development Corp. Revenue	5.250%	1/1/17	8,000	9,460

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,626
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	23,547
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	24,225
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,950	30,619
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	28,395
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	3,340	3,794
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	19,295	21,915
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	11/7/12	29,135	29,135
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	11/7/12	52,315	52,315
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	11/7/12	34,100	34,100
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,000	2,308
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,710
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	8,365	9,901
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	6,500	7,660
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18	2,210	2,220
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Ithaca College) VRDO	0.230%	11/7/12 LOC	12,790	12,790
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/14 (ETM)	2,045	2,158
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/14	11,690	12,804
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/17	3,815	4,584
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18	13,435	16,149
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	8,594
Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.230%	11/1/12	32,750	32,750
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.220%	11/7/12	310	310
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16	8,170	9,185
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	9,845
				2,124,671
North Carolina (3.1%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,630
Cabarrus NC COP	5.000%	1/1/16	4,555	5,161
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,287
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13	1,420	1,466
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,440
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,636
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	1,250	1,554
Durham NC COP	5.000%	6/1/13	1,000	1,027
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17	5,000	5,886
Guilford County NC GO	5.000%	8/1/15	8,250	9,290
Guilford County NC GO	5.000%	8/1/16	5,000	5,839
Guilford County NC GO	5.000%	8/1/17	5,000	6,011
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center Project) VRDO	0.300%	11/7/12 (4)	10,480	10,480
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.230%	11/1/12	4,200	4,200
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.220%	11/7/12	47,880	47,880
North Carolina Capital Facilities Finance Agency Revenue (Elon University) VRDO	0.200%	11/7/12 LOC	10,170	10,170
North Carolina Capital Facilities Finance Agency Revenue (Elon University) VRDO	0.200%	11/7/12 LOC	16,180	16,180
North Carolina Capital Facilities Finance Agency Revenue (Elon University) VRDO	0.200%	11/7/12 LOC	2,095	2,095
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	11,365
North Carolina Capital Improvement Revenue	5.000%	5/1/18	15,325	18,598
1 North Carolina Capital Improvement Revenue TOB VRDO	0.210%	11/7/12	4,000	4,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.375%	1/1/13	5,000	5,042
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/14	5,000	5,257
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/14	6,000	6,343
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	3,465	3,785
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	20,000	21,846
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	3,000	3,389
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	7,000	7,908
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	2,725	3,078
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	2,500	2,897
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	7,060	8,181
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18	1,250	1,480
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	1,025	1,228
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	3,415	4,092
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	5,000	6,052
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	2,500	3,022
North Carolina GAN PUT	4.000%	3/1/18	21,000	23,675
North Carolina GO	5.000%	3/1/14	23,160	24,615
North Carolina GO	5.000%	3/1/18	12,000	14,515
North Carolina GO	5.000%	5/1/18	6,750	8,284
North Carolina GO	5.000%	6/1/18	15,100	18,571
North Carolina GO	5.000%	3/1/19	5,200	6,483

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	6/1/19	2,000	2,507
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/14	2,775	2,891
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/15 (4)	7,370	7,678
North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest University Health Sciences) VRDO	0.190%	11/7/12 LOC	16,260	16,260
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,340
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,581
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.220%	11/7/12 LOC	6,910	6,910
North Carolina Medical Care Commission Hospital Revenue (CaroMont Health) VRDO	0.210%	11/7/12 LOC	4,990	4,990
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/16	1,705	1,960
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	5,000	5,908
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/19	1,450	1,648
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/20	500	562
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13 (ETM)	1,340	1,352
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13	2,835	2,860
Raleigh NC GO	5.000%	12/1/16	2,470	2,915
Raleigh NC GO	5.000%	12/1/16	2,605	3,075
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.230%	11/7/12	7,555	7,555
Wake County NC GO	4.000%	2/1/14	13,000	13,604
Wake County NC GO	5.000%	2/1/19	5,100	6,346
Wake County NC GO	5.000%	2/1/20	4,500	5,676
Wake County NC GO	5.000%	2/1/20	17,845	22,508
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	16,259
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	24,445
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,876
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	4,279
				526,923
Ohio (4.6%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/14	20,120	21,630
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,326
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,549
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/13	10,000	10,108
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,749
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,796
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,422
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17	6,000	6,839
1 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.360%	11/7/12 (12)	9,315	9,315
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,530
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/14	5,495	5,786
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,923
Cincinnati OH City School District GO	5.000%	12/1/12	1,140	1,145
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,100
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	5,525	5,804
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	7,902
Cleveland OH GO	5.250%	8/1/13 (Prere.)	2,400	2,490
Cleveland OH Income Tax Revenue (Police & Fire Pension Payment)	5.000%	5/15/17	1,190	1,383
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	2,137
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,788
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,854
1 Cleveland OH Water Works Revenue TOB VRDO	0.210%	11/7/12	2,900	2,900
Cleveland OH Water Works Revenue VRDO	0.190%	11/7/12 LOC	7,500	7,500
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,419
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.220%	11/7/12	1,100	1,100
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,631
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,279
Columbus OH GO	5.000%	9/1/13	5,600	5,823
Columbus OH GO	5.000%	9/1/13	10,430	10,845
Columbus OH GO	5.000%	12/15/13	3,000	3,160
Columbus OH GO	5.000%	9/1/16	5,000	5,847
Columbus OH GO	5.000%	6/1/17	7,510	8,967
Columbus OH GO	5.000%	7/1/17	5,740	6,871
Columbus OH GO	5.000%	7/1/17	7,245	8,673
Columbus OH GO	5.000%	6/1/18	8,000	9,819
Columbus OH GO	5.000%	7/1/18	4,500	5,535
Columbus OH GO	5.000%	7/1/18	7,280	8,955
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.220%	11/7/12 LOC	4,500	4,500
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.230%	11/1/12	2,200	2,200

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.190%	11/7/12	3,200	3,200
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.190%	11/7/12	61,800	61,800
1 Franklin County OH Hospital Improvement Revenue
(Nationwide Children’s Hospital Project) TOB VRDO	0.220%	11/7/12	2,000	2,000
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.180%	11/7/12	42,735	42,735
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.180%	11/7/12	6,145	6,145
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.200%	11/7/12	19,065	19,065
Hamilton County OH Convention Center Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,369
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,679
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,680
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,626
Jackson OH Local School District Stark & Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,689
Kent State University OH Revenue	5.000%	5/1/17	500	580
Kent State University OH Revenue	5.000%	5/1/20	1,650	2,008
1 Kent State University OH Revenue TOB VRDO	0.220%	11/7/12 LOC	16,130	16,130
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,759
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,759
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,691
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.220%	11/7/12	13,105	13,105
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.240%	11/7/12	7,500	7,500
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.270%	11/7/12 (4)	7,715	7,715
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	3,000	3,376
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	6,000	6,272
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	4,000	4,204
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.375%	7/1/15	5,000	5,164
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,603
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,114
Ohio Building Authority Revenue (Administration Building Fund)	5.250%	10/1/15 (14)	11,780	13,334
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18	1,750	2,128
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/14	12,000	12,800
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/15	1,200	1,350
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	10/1/16 (14)	14,830	17,382
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,105	1,151
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,520	1,584
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,050	1,094
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	1,165	1,264
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	2,300	2,495
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	1,225	1,378
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	2,420	2,722
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,285	1,494
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	2,540	2,953
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,650	1,918
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	2,670	3,185
Ohio Common Schools GO VRDO	0.180%	11/7/12	19,850	19,850
Ohio GO	5.000%	9/15/14	5,920	6,425
Ohio GO	5.000%	9/15/15	5,000	5,643
Ohio GO	5.000%	9/15/16	10,000	11,677
Ohio GO	5.000%	9/15/17	19,680	23,596
Ohio GO	5.000%	9/15/18	5,000	6,133
Ohio GO	5.000%	9/15/18	10,000	12,266
Ohio GO VRDO	0.200%	11/7/12	5,800	5,800
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,637
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/13 (Prere.)	3,885	4,085
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.220%	11/7/12	2,200	2,200
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,451
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.220%	11/7/12	4,995	4,995
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.220%	11/7/12	2,850	2,850
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.220%	11/7/12	4,845	4,845
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,862
Ohio Hospital Revenue (University Hospitals Health System Inc.) PUT	3.750%	1/15/13 (Prere.)	2,500	2,517
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,565
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,691
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,744
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,204
Ohio State University General Receipts Revenue	5.000%	12/1/13	5,395	5,668
Ohio State University General Receipts Revenue	5.000%	12/1/13 (ETM)	605	636
Ohio State University General Receipts Revenue	5.000%	12/1/14	2,700	2,954
Ohio State University General Receipts Revenue	5.000%	12/1/14 (ETM)	300	329

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio State University General Receipts Revenue	5.000%	12/1/16	3,160	3,704
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	355	419
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	339
Ohio State University General Receipts Revenue	5.000%	12/1/17	4,720	5,672
Ohio State University General Receipts Revenue VRDO	0.190%	11/7/12	990	990
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,852
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17	4,000	4,773
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/13	4,000	4,207
Ohio Water Development Authority Fresh Water Revenue	5.000%	6/1/14 (Prere.)	6,300	6,763
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.500%	11/7/12	17,905	17,905
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,367
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/13	7,000	7,196
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,208
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,430
Olentangy OH Local School District School Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,406
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,790
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,010
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,724
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,742
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18	1,585	1,907
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/14	6,145	6,542
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/15	1,435	1,576
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/16	3,430	3,879
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17	1,855	2,133
				776,957
Oklahoma (0.2%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,747
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,066
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,250
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,180
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,300	3,485
2 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	0.960%	8/1/13	5,985	5,993
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	9,198
				40,919
Oregon (0.3%)
Oregon Department of Administrative Services COP	5.000%	5/1/14	3,750	4,005
Oregon Department of Administrative Services COP	5.000%	5/1/15	4,160	4,617
Oregon Department of Administrative Services COP	5.000%	5/1/16	3,190	3,669
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16	2,185	2,517
Oregon Department of Administrative Services Lottery Revenue	4.000%	4/1/17	2,000	2,280
1 Oregon Department of Administrative Services Lottery Revenue TOB VRDO	0.220%	11/7/12	5,000	5,000
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/14	5,880	6,436
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/16	2,600	2,914
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17	3,090	3,542
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	4,097
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,000	1,083
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,632
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/15	1,000	1,131
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/16	1,700	1,899
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16	2,000	2,318
Oregon GO	5.000%	8/1/18	3,215	3,965
Tri-County Metropolitan Transportation District Oregon (Payroll Tax & Grant Project)	5.000%	10/1/18	3,000	3,647
				54,752
Pennsylvania (6.0%)
1 Abington PA School District GO TOB VRDO	0.210%	11/7/12 LOC	14,915	14,915
Allegheny County PA GO	5.000%	11/1/13	3,560	3,719
Allegheny County PA GO	5.000%	11/1/14	2,895	3,121
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	9/1/14	36,120	38,969
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	17,175	19,492
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	22,750	26,439
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/17	1,000	1,183
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/18	1,000	1,189
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.260%	8/1/13	10,000	10,025

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.220%	11/7/12	29,200	29,200
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,350	2,711
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,521
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	4,366
Beaver County PA Industrial Development Authority Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,309
Butler County PA General Authority Revenue (Erie School District Project) VRDO	0.220%	11/7/12 LOC	4,800	4,800
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	14,918
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/14	1,320	1,376
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/16	2,700	2,975
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/12	2,970	2,981
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,225
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,448
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,223
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,691
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,276
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,811
4 Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18	300	360
4 Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	290
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	17,000	17,045
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.220%	11/7/12 LOC	27,370	27,370
Emmaus PA General Authority Revenue VRDO	0.220%	11/7/12 LOC	1,700	1,700
Emmaus PA General Authority Revenue VRDO	0.250%	11/7/12 LOC	6,500	6,500
Geisinger Health System Authority of Pennsylvania Revenue
(Penn State Geisinger Health System) VRDO	0.220%	11/1/12	700	700
1 Geisinger Health System Authority of Pennsylvania Revenue TOB VRDO	0.220%	11/7/12	5,600	5,600
Lancaster County PA Hospital Authority Revenue (Lancaster General Hospital)	5.750%	9/15/13 (Prere.)	4,560	4,767
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/17	750	841
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/18	1,250	1,409
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,190
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/15	4,120	4,530
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/16	10,510	11,888
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/18	1,000	1,182
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	2,300	2,749
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/20	3,250	3,872
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13	1,500	1,553
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13	5,675	5,877
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/14	1,570	1,676
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.250%	11/15/15	1,120	1,236
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,069
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,770
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.220%	11/7/12	18,100	18,100
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	14,185	16,183
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,449
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,121
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,353
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,597
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12	11,375	11,399
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	7,000	7,374
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	27,000	33,103
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/21	19,775	23,561
Pennsylvania GO	5.500%	1/1/13	10,000	10,089
Pennsylvania GO	5.000%	2/15/14	6,000	6,360

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	4/15/14	16,300	17,403
Pennsylvania GO	5.000%	7/1/14	27,300	29,408
Pennsylvania GO	4.000%	7/15/14	15,070	16,004
Pennsylvania GO	5.000%	9/1/14 (4)	43,500	47,182
Pennsylvania GO	5.000%	3/1/15	20,000	22,115
Pennsylvania GO	5.250%	7/1/15	28,630	32,260
Pennsylvania GO	5.000%	2/15/16	12,105	13,855
Pennsylvania GO	5.000%	7/1/16	5,355	6,212
Pennsylvania GO	5.000%	7/1/17	4,155	4,955
Pennsylvania GO	5.000%	7/15/17	15,005	17,914
1 Pennsylvania GO TOB VRDO	0.220%	11/7/12	9,500	9,500
Pennsylvania Higher Educational Facilities Authority Revenue
(AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,226
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,530
Pennsylvania Higher Educational Facilities Authority Revenue (Kings College) VRDO	0.220%	11/7/12 LOC	7,700	7,700
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,143
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,128
1 Pennsylvania Higher Educational Facilities Authority Revenue
(Presbyterian Medical Center) TOB VRDO	0.220%	11/7/12	7,200	7,200
1 Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania) TOB VRDO	0.220%	11/7/12	4,740	4,740
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/14 (2)	9,610	10,322
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	3,735	4,259
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	9,740	11,385
Pennsylvania Industrial Development Authority Economic Development Revenue	5.000%	7/1/13	5,630	5,794
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/16	3,000	3,464
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,167
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	6,071
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,910
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,598
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	4,154
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,886
Pennsylvania Turnpike Commission Revenue VRDO	0.220%	11/7/12	19,993	19,993
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/14	2,355	2,519
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/15	4,570	5,036
Philadelphia PA Gas Works Revenue	5.000%	8/1/13 (ETM)	3,260	3,357
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,161
Philadelphia PA Gas Works Revenue VRDO	0.190%	11/7/12 LOC	1,500	1,500
Philadelphia PA Gas Works Revenue VRDO	0.220%	11/7/12 LOC	10,600	10,600
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	19,591
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,248
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	21,822
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.230%	11/1/12	1,700	1,700
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/15	1,500	1,591
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/16	1,995	2,145
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/17	2,325	2,525
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.210%	11/7/12 LOC	6,600	6,600
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	7,591
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,690
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	22,868
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13	6,265	6,437
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,845
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,573
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.200%	11/7/12	10,000	10,000
State Public School Building Authority Pennsylvania School Revenue
(Daniel Boone School District Project)	5.000%	4/1/13 (Prere.)	10,000	10,198
State Public School Building Authority Pennsylvania School Revenue
(Philadelphia School District Project)	5.000%	6/1/13 (Prere.)	30,800	31,650
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/15	1,440	1,518
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/16	2,010	2,206
				1,005,195

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (0.0%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13	4,000	4,119

Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,334

South Carolina (1.5%)
Charleston County SC GO	5.000%	11/1/17	6,485	7,848
Charleston County SC GO	5.000%	11/1/17	1,045	1,265
Charleston County SC GO	5.000%	11/1/18	7,085	8,797
1 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	0.220%	11/7/12	24,750	24,750
Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.817%	11/7/12	8,700	8,700
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/13	8,575	8,752
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/14	9,355	9,899
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/15	7,380	8,090
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,934
1 Greenville County SC School District Installment Revenue TOB VRDO	0.240%	11/7/12	7,440	7,440
1 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.270%	11/7/12 (4)	5,625	5,625
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17	2,660	3,109
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,591
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,000	16,360
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	9,099
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,315
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/16	2,000	2,228
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/17	2,320	2,644
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,798
South Carolina Public Service Authority Revenue	5.000%	1/1/16	5,000	5,681
South Carolina Public Service Authority Revenue	5.000%	1/1/17	2,000	2,341
South Carolina Public Service Authority Revenue	5.000%	12/1/17	6,035	7,248
1 South Carolina Public Service Authority Revenue (Santee Cooper Project) TOB VRDO	0.230%	11/1/12	18,040	18,040
1 South Carolina Public Service Authority Revenue TOB VRDO	0.230%	11/1/12	9,200	9,200
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,295	4,851
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/16	17,940	20,747
4 South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	31,495
				251,847
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	12/1/12 (2)	3,005	3,017

Tennessee (2.2%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/14	1,500	1,589
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/15	1,390	1,522
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare) VRDO	0.220%	11/7/12 LOC	19,800	19,800
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	51,730
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	15,034
Memphis TN GO	5.000%	10/1/17	2,500	3,003
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	6,845
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,647
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	11,925
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	31,249
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/14	15,000	16,313
2 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	0.810%	10/1/17	9,500	9,500
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	6,020
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,402
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,184
Shelby County TN GO	5.000%	4/1/13 (ETM)	800	816
Shelby County TN GO	5.000%	4/1/13	3,200	3,264
Shelby County TN GO	5.000%	4/1/14 (ETM)	200	213
Shelby County TN GO	5.000%	4/1/14	800	853
Shelby County TN GO	5.000%	3/1/19	10,275	12,704
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/16	6,925	7,942
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13	4,500	4,617
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.310%	11/7/12 (12)	56,000	56,000
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/13	3,600	3,712

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/14	4,805	5,169
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/15	5,390	6,029
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,883
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/13	28,000	28,884
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	9,000	9,952
Tennessee GO	5.000%	5/1/14	2,825	3,024
Tennessee GO	5.000%	5/1/16	3,200	3,702
Tennessee GO	5.000%	8/1/18	5,185	6,404
Tennessee GO	5.000%	8/1/18	16,000	19,763
Tennessee GO	5.000%	10/1/18	3,730	4,627
				373,321
Texas (7.5%)
Austin TX GO	4.250%	9/1/16	2,480	2,830
Austin TX GO	5.000%	9/1/17	3,250	3,908
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	1,000	1,246
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17	570	645
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18	1,450	1,671
Dallas TX GO	5.000%	2/15/16	4,000	4,584
Dallas TX GO	5.000%	2/15/17	8,880	10,488
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	3,105	3,742
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/14	3,000	3,268
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	4,000	4,635
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,000	7,232
Denton TX Independent School District GO VRDO	0.250%	11/7/12	5,600	5,600
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.500%	8/1/14	11,140	11,488
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,309
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,657
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,202
Fort Worth TX GO	5.000%	3/1/18	4,375	5,299
Fort Worth TX GO	5.000%	3/1/19	3,500	4,323
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,958
Frisco TX GO	5.000%	2/15/17	3,000	3,531
Frisco TX GO	5.000%	2/15/18	3,325	4,017
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,816
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,123
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.220%	11/7/12	8,195	8,195
2 Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.260%	11/15/15	8,000	8,019
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/13	15,000	15,783
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/14	11,000	12,066
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/15	6,530	7,401
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	500	524
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,169
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	9,122
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,499
Harris County TX GO	6.000%	8/1/13 (14)	21,795	22,728
Harris County TX GO	5.000%	10/1/15	2,000	2,264
Harris County TX GO	5.000%	10/1/16	4,500	5,272
Harris County TX GO	5.000%	10/1/17	6,775	8,151
Harris County TX GO	5.000%	10/1/18	4,805	5,925
1 Harris County TX GO TOB VRDO	0.220%	11/7/12	8,155	8,155
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.250%	11/1/12	34,900	34,900
1 Harris County TX Health Facilities Development Corp. Thermal Utility Revenue TOB VRDO	0.240%	11/7/12 (12)	5,060	5,060
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,814
2 Harris County TX Toll Road Revenue	0.990%	8/15/18	3,000	3,001
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,142
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,140
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,745
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	2,042
1 Houston TX Airport System Revenue TOB VRDO	0.220%	11/7/12	13,360	13,360

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Community College GO	5.000%	2/15/18	2,500	3,020
Houston TX Community College GO	5.000%	2/15/19	2,860	3,519
1 Houston TX Community College GO TOB VRDO	0.280%	11/7/12 (4)	4,065	4,065
Houston TX GO	5.500%	3/1/16	6,905	8,013
Houston TX Independent School District GO	5.000%	2/15/13	9,000	9,125
Houston TX Independent School District GO PUT	2.500%	6/1/15	7,200	7,505
Houston TX Utility System Revenue	5.000%	11/15/12 (4)	4,270	4,278
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	5,884
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,670
Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	10,734
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,174
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	16,225
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	16,512
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	3,074
2 Houston TX Utility System Revenue PUT	0.810%	8/1/16	22,000	22,000
2 Houston TX Utility System Revenue PUT	0.960%	6/1/17	18,000	18,072
Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	8,535
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	8,905	9,532
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	65	70
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	25	27
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,488
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	2,018
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,939
Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/16	2,000	2,283
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	3,102
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,823
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	2,055
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.750%	5/1/15	8,500	9,050
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	891
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/19	1,500	1,793
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,119
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,967
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,758
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,708
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,934
North Texas Tollway Authority System Revenue (Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	10,991
North Texas Tollway Authority System Revenue PUT	5.000%	1/1/13 (Prere.)	31,190	31,435
Northside TX Independent School District GO PUT	0.950%	8/1/13	9,765	9,812
Northside TX Independent School District GO PUT	1.350%	6/1/14	14,555	14,721
Northside TX Independent School District GO PUT	1.900%	8/1/14	15,500	15,851
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/13	24,325	24,967
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/14	12,360	13,023
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/16	7,790	8,482
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18	2,250	2,645
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,183
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13 (4)	12,000	12,156
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/14	10,115	10,708
San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14	6,210	6,613
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	7,210	8,012
4 San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,641
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.220%	11/7/12	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,878
San Antonio TX GO	5.000%	2/1/17	1,300	1,534
San Antonio TX GO	5.000%	8/1/17	1,070	1,281
San Antonio TX GO	5.000%	2/1/18	3,500	4,242
San Antonio TX GO	5.000%	8/1/18	1,000	1,228
San Antonio TX GO PUT	1.150%	12/3/12	17,900	17,912
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/14	1,000	1,086
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/16 (2)	2,000	2,331
Spring Branch TX Independent School District GO	5.000%	2/1/13	3,000	3,036
Spring Branch TX Independent School District GO	5.000%	2/1/14	3,635	3,848
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Healthcare) VRDO	0.210%	11/7/12 LOC	13,715	13,715

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/15	2,905	3,205
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/16	1,310	1,482
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17	2,000	2,311
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,399
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,943
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.200%	11/7/12 LOC	25,000	25,000
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/13	1,835	1,858
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13	5,000	5,129
Texas GO	5.000%	10/1/17	7,500	9,040
Texas GO	5.000%	10/1/18	7,500	9,282
1 Texas GO TOB VRDO	0.230%	11/1/12	6,700	6,700
1 Texas GO TOB VRDO	0.210%	11/7/12	38,300	38,300
1 Texas GO TOB VRDO	0.220%	11/7/12	15,000	15,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/12	5,000	5,031
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/13	1,000	1,042
2 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.680%	9/15/17	7,395	7,286
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	73,985	82,833
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/18	1,865	2,083
Texas State University System Revenue	5.000%	3/15/15	7,005	7,745
Texas Tech University System Revenue Financing System Revenue	4.000%	2/15/13	3,000	3,033
Texas Tech University System Revenue Financing System Revenue	3.000%	2/15/14	5,000	5,169
Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/15	4,000	4,409
Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/17	2,115	2,526
Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/18	3,065	3,750
Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/19	3,040	3,769
Texas Tech University System Revenue Financing System Revenue	5.000%	8/15/20	5,000	6,251
Texas TRAN	2.500%	8/30/13	60,000	61,135
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	20,000	20,071
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.220%	11/7/12	20,410	20,410
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.220%	11/7/12	1,000	1,000
Texas Transportation Commission Revenue	5.000%	4/1/13	12,000	12,239
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	29,212
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,184
1 Texas University System Revenue Financing System Revenue TOB VRDO	0.220%	11/7/12	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/13	5,275	5,454
Texas Water Development Board Revenue	5.000%	7/15/13	1,375	1,422
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,371
University of Houston Texas Revenue	4.000%	2/15/13	2,000	2,022
University of North Texas Revenue	5.000%	4/15/18	1,000	1,205
University of North Texas Revenue	5.000%	4/15/20	2,505	3,097
University of Texas Permanent University Fund Revenue	5.250%	8/15/16	10,090	11,851
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,325	1,436
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,775	1,923
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17	25,135	30,108
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	6,505	7,997
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	4,525	5,563
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	9,255	11,578
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	6,255
University of Texas System Revenue Financing System Revenue CP	5.250%	8/15/14	2,855	3,107
				1,255,584
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17	4,320	5,120
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/13	7,590	7,829
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/14	5,000	5,381
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/15	17,420	19,524
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	1,300	1,531
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18	3,550	4,030
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	11,283
Utah GO	5.000%	7/1/17	10,000	12,012
Utah GO	5.000%	7/1/18	19,000	23,430
Utah GO	5.000%	7/1/18	3,000	3,700
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12 (Prere.)	4,425	4,451
				98,291
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,418
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,838
				14,256

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (2.1%)
Arlington County VA Industrial Development Authority Hospital Revenue
(Virginia Hospital Center Arlington Health System)	5.000%	7/1/16	3,755	4,219
Chesapeake VA Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	3.600%	2/1/13	5,000	5,035
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,924
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/18	4,255	5,143
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	13,335
Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	13,596
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	22,965
Loudoun County VA GO	5.000%	12/1/18	3,435	4,281
Norfolk VA GO	5.000%	3/1/15	5,910	6,535
Norfolk VA GO	5.000%	3/1/16	4,000	4,586
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,967
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,751
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	5,000	5,661
University of Virginia Revenue	5.000%	9/1/17	1,275	1,537
1 University of Virginia Revenue TOB VRDO	0.210%	11/7/12	9,100	9,100
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,690
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,174
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	8,043
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/14	1,350	1,429
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16	3,090	3,532
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13	3,135	3,259
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13	5,205	5,412
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/14	2,000	2,169
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	2,400	2,704
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	7,330	8,260
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	500	583
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	3,015	3,553
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/17	2,970	3,550
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/18	3,280	3,964
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	9,887
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	2,152
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	10,574
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,993
Virginia GO	5.000%	6/1/14	8,750	9,404
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15	4,115	4,616
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	12,550	14,969
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,179
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,633
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	7,929
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	4,124
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,256
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	16,835
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,684
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	37,163
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,747
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,823
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	20,370
Virginia Small Business Financing Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/13	3,500	3,653
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,539
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	7,029
				353,516
Washington (3.2%)
1 Bellevue WA GO TOB VRDO	0.210%	11/7/12	17,870	17,870
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	8,864
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,633
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17	14,000	16,674

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	6,000	6,719
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	8,450	9,463
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/16	24,000	27,795
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17	20,000	23,820
King County WA Sewer Revenue	5.000%	1/1/19	12,835	15,777
1 King County WA Sewer Revenue TOB VRDO	0.220%	11/7/12	21,390	21,390
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,700
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,998
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,206
Tacoma WA Electric System Revenue	5.000%	1/1/13 (4)	10,485	10,569
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	25,720	27,083
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,298
University of Washington Revenue	5.000%	4/1/17	6,880	8,145
University of Washington Revenue	5.000%	4/1/18	7,225	8,775
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	12,435
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,553
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,958	16,981
Washington GO	5.000%	2/1/13	5,290	5,354
Washington GO	5.000%	7/1/13 (4)	4,890	5,046
Washington GO	5.000%	1/1/14	19,395	20,451
Washington GO	5.000%	2/1/14	11,105	11,752
Washington GO	5.000%	7/1/15 (2)	2,400	2,688
Washington GO	5.700%	10/1/15	3,975	4,282
Washington GO	5.000%	1/1/16	20,000	22,790
Washington GO	5.000%	1/1/16	5,285	6,022
Washington GO	5.000%	2/1/16	3,995	4,566
Washington GO	5.000%	2/1/16	13,040	14,904
Washington GO	5.000%	7/1/17	5,000	5,963
Washington GO	5.000%	8/1/17	11,175	13,358
Washington GO	5.000%	7/1/18	21,220	25,937
Washington GO	5.000%	7/1/18	15,000	18,335
Washington GO	5.000%	7/1/18	24,315	29,720
Washington GO	5.000%	7/1/19	19,770	24,584
Washington GO	5.000%	7/1/19	14,580	18,130
1 Washington GO TOB VRDO	0.220%	11/7/12	4,000	4,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,719
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,761
1 Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	0.220%	11/7/12 LOC	25,355	25,355
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,255
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,439
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,499
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,607
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18	700	832
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,195
				539,292
West Virginia (0.4%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,053
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13	4,650	4,827
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/14	9,265	10,015
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/15	7,150	8,016
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13	6,000	6,164
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,507
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/15	3,070	3,325
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	4.125%	9/1/16	1,755	1,874
West Virginia University Revenue	5.000%	10/1/18	1,300	1,581
2 West Virginia University Revenue PUT	0.860%	10/1/14	10,000	10,002
				71,364
Wisconsin (1.5%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/16	3,125	3,650
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17	3,370	4,048
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,551
Wisconsin GO	5.000%	5/1/13	5,000	5,120
Wisconsin GO	5.250%	5/1/13	16,810	17,234
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,348
Wisconsin GO	5.000%	5/1/16	13,870	15,986
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,014
Wisconsin GO	5.000%	5/1/16	10,530	12,136

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	5/1/17	8,100	9,605
Wisconsin GO	5.000%	5/1/17	6,000	7,115
Wisconsin GO	5.000%	11/1/17	4,500	5,412
Wisconsin GO	5.000%	11/1/18	11,000	13,549
Wisconsin GO	5.000%	5/1/19	5,000	6,193
Wisconsin GO	5.000%	5/1/19	12,955	16,046
Wisconsin GO	5.000%	11/1/19	3,100	3,877
Wisconsin GO	5.000%	11/1/20	7,400	9,323
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,093
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,630
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,227
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,425
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,737
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,142
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,347
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	2,000	2,107
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	10,390	11,552
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.240%	11/7/12 LOC	11,000	11,000
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/17	1,000	1,127
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/18	1,000	1,191
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/19	1,500	1,690
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20	2,500	2,983
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,344
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,210
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	853
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,534
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/14 (4)	4,145	4,449
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/15 (4)	11,390	12,685
Wisconsin Transportation Revenue	5.000%	7/1/13	1,100	1,135
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,350
				247,018
Total Tax-Exempt Municipal Bonds (Cost $15,939,811)				16,453,817

			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
5 Vanguard Municipal Cash Management Fund (Cost $254,897)	0.202%		254,896,618	254,897
Total Investments (99.8%) (Cost $16,194,708)				16,708,714
Other Assets and Liabilities (0.2%)
Other Assets				209,042
Liabilities				(168,025)
				41,017
Net Assets (100%)				16,749,731

Limited-Term Tax-Exempt Fund

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	16,359,983
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(123,983)
Unrealized Appreciation (Depreciation)
Investment Securities	514,006
Futures Contracts	(275)
Net Assets	16,749,731

Investor Shares—Net Assets
Applicable to 248,521,156 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,779,312
Net Asset Value Per Share—Investor Shares	$11.18

Admiral Shares—Net Assets
Applicable to 1,249,210,227 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,970,419
Net Asset Value Per Share—Admiral Shares	$11.18

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $1,224,769,000, representing 7.3% of net assets.
2 Adjustable-rate security.
3 Securities with a value of $768,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2012.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (1.0%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,209
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,822
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	4,285
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,923
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,200	7,192
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	8,377
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	8,030
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/19	58,350	69,729
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/20	60,660	72,324
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/21	62,600	74,466
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/22	13,595	16,128
Auburn University Alabama General Fee Revenue	4.000%	6/1/15	2,500	2,727
Auburn University Alabama General Fee Revenue	5.000%	6/1/16	3,690	4,261
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	1,550	1,839
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	3,160	3,755
Auburn University Alabama General Fee Revenue	5.000%	6/1/30	1,000	1,208
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,602
Courtland AL Development Board Pollution Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,116
Huntsville AL GO	5.000%	3/1/26	2,540	3,076
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,184
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,759
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,271
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,102
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	10,000	10,864
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	8,700	8,877
1 Mobile AL Water & Sewer Commission TOB VRDO	0.230%	11/1/12 LOC	9,635	9,635
University of Alabama General Revenue	5.000%	7/1/21	10,530	13,295
University of Alabama General Revenue	5.000%	7/1/22	11,050	13,951
				362,007
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/25	3,075	3,681
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	5,330	6,345
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/29	2,000	2,355
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	4,232
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	15,975	16,013
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	12,755	14,273
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	1,000	1,119
				48,018
Arizona (2.5%)
Arizona Board Regents Arizona State University System COP	5.000%	6/1/20 (2)	2,430	2,764
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20 (14)	5,120	5,795
Arizona Board Regents Arizona State University System COP	5.000%	6/1/21 (2)	4,310	4,902
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/27	1,135	1,346
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/28	2,545	2,971
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,187
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,522
Arizona COP	5.000%	9/1/25 (4)	10,000	11,056
Arizona COP	5.000%	9/1/27 (4)	5,000	5,486
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	1,850	2,099
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,522
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,624
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	7,071
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,530
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/24	10,000	11,168
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/25	7,500	8,342
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.220%	11/7/12 LOC	9,900	9,900
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) VRDO	0.200%	11/7/12 LOC	9,500	9,500
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	21,299
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,435
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,313
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	16,042
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	27,582
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	38,427

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	24,743
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	29,942
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	15,418
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,719
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,314
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,612
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,819
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,703
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	13,418
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,963
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	12,089
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,609
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,735
Arizona Transportation Board Highway Revenue	5.000%	7/1/17	9,460	10,566
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	10,035	11,493
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	8,180	8,751
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	2,000	2,136
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,941
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,771
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	3,500	4,437
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	7,711
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/30	5,000	6,112
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,807
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,307
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,732
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,709
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,943
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,260
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,167
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,188
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,462
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,274
Glendale AZ Industrial Development Authority Revenue (Midwestern University) VRDO	0.230%	11/7/12 LOC	29,900	29,900
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/23 (14)	4,235	4,906
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/16	6,500	7,383
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17	10,000	11,626
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,864
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.240%	11/7/12	11,850	11,850
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,345
Maricopa County AZ Unified School District GO	5.000%	7/1/21	11,915	14,995
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	6,141
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,689
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	12,238
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,739
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/14	5,110	5,481
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,811
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,583
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	9,530	10,835
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	10,968
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	15,192
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,435
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,442
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20	5,165	6,101
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22 (14)	5,420	6,086
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24	7,805	8,969
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	3,047
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21 (14)	4,200	4,672
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/28	4,890	5,869
Phoenix AZ GO	5.000%	7/1/20	5,150	6,027
1 Salt River AZ Project Agricultural Improvement and Power District Electric System Revenue
TOB VRDO	0.230%	11/1/12	20,085	20,085
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,159
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	5,218
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,609
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,193
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,535
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.220%	11/7/12	10,000	10,000
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21	3,500	4,049

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22	3,790	4,386
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23	8,335	9,669
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	4,485	5,229
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25	18,880	22,110
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26	2,645	3,108
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,974
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,475
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,647
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	15,674
Tucson AZ GO	7.375%	7/1/13	3,750	3,919
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,137
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,125
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/29	1,500	1,747
				932,976
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,514
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,620
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/24	4,330	5,459
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,000	2,494
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	2,202
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,190	2,708
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,296
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	2,030
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,922
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	4,077
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	3,090
				31,412
California (11.6%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,075	1,242
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,203
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	6,023
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	6,325
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	275	276
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (10)	4,500	4,636
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	16,525	17,698
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	23,233
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	30,371
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	8,287
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.270%	11/7/12	9,325	9,325
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	2,730
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	4,155
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	7,790	8,982
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	5,000	5,765
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18	12,000	14,623
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	44,535	55,183
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	25,088
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	30,000	36,999
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	20,000	23,920
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	10,000	12,223
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	19,250	22,887
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/13	3,000	3,121
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14	2,000	2,195
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14	3,070	3,318
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	2,695	3,183
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	5,000	5,778
2 California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	5,000	5,928
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	28,925	31,178
California Economic Recovery Bonds GO	5.000%	7/1/15	41,775	44,982
California Economic Recovery Bonds GO	5.000%	7/1/20	29,500	36,121
California Economic Recovery Bonds GO	5.250%	7/1/21	50,000	61,727
California GO	5.250%	8/1/13 (Prere.)	19,415	20,146
California GO	5.250%	10/1/13 (14)	5,615	5,869
California GO	5.250%	11/1/13 (Prere.)	9,000	9,449
California GO	5.250%	11/1/13 (Prere.)	10,000	10,499
California GO	5.250%	11/1/13 (Prere.)	7,310	7,675
California GO	5.250%	2/1/14	585	607
California GO	5.000%	6/1/14 (Prere.)	8,580	9,189
California GO	5.000%	8/1/14	6,355	6,856
California GO	5.000%	3/1/15	6,000	6,608
California GO	5.250%	11/1/15	2,915	3,060
California GO	6.000%	2/1/16	1,500	1,753

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	4/1/16	10,000	11,412
California GO	5.000%	9/1/16	8,000	9,247
California GO	5.000%	3/1/17	3,000	3,505
California GO	5.000%	4/1/17	13,050	15,280
California GO	5.000%	4/1/17	9,500	11,123
3 California GO	0.960%	5/1/17	3,500	3,507
California GO	5.000%	9/1/17	2,800	3,315
California GO	5.000%	10/1/17	20,000	23,726
California GO	5.500%	4/1/18	45,035	55,069
California GO	6.000%	4/1/18	11,480	14,365
California GO	5.000%	9/1/18	33,800	39,241
California GO	5.000%	12/1/18	85	91
California GO	5.500%	4/1/19	5,000	6,226
California GO	5.000%	10/1/19	10,000	12,262
California GO	5.000%	4/1/20	18,000	21,467
California GO	5.000%	8/1/20	18,970	21,976
California GO	5.000%	11/1/20 (14)	5,000	5,892
California GO	5.000%	2/1/21	13,000	13,717
California GO	5.000%	12/1/21	16,365	19,219
California GO	5.000%	3/1/22	6,375	7,187
California GO	5.000%	3/1/22 (2)	9,225	10,090
California GO	5.250%	9/1/22	35,000	44,191
California GO	5.250%	10/1/22	15,000	17,851
California GO	5.000%	3/1/23	36,120	39,445
California GO	5.000%	3/1/23	29,000	32,581
California GO	5.125%	11/1/23	7,000	7,303
California GO	5.000%	3/1/24	30,115	33,781
California GO	5.500%	8/1/26	23,665	27,735
California GO	5.250%	10/1/27	26,440	31,342
California GO	5.750%	4/1/29	2,395	2,841
California GO	5.000%	10/1/29	27,000	30,638
California GO	5.250%	3/1/30	29,500	34,281
California GO	5.750%	4/1/31	79,190	93,843
California GO	5.000%	6/1/31	3,000	3,216
California GO	6.500%	4/1/33	54,500	68,526
1 California GO TOB VRDO	0.250%	11/1/12	3,000	3,000
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/13	2,000	2,028
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,317
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.125%	7/1/22	10,715	11,597
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,766
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,437
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	15,925
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,866
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,456
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,593
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,745
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,582
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,528
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,234
1 California Health Facilities Financing Authority Revenue (Dignity Health) TOB VRDO	0.280%	11/7/12 LOC	13,000	13,000
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17	4,000	4,061
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,076
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,552
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,774
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,208
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,719
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	30,612
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,516
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,451
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,844
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17	5,100	6,133
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,339
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	12,068
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.220%	11/7/12	5,400	5,400
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.230%	11/1/12 (ETM)	9,700	9,700
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14	9,000	9,513
3 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.710%	4/1/14	25,800	25,872

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/15	1,615	1,725
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16	2,070	2,246
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/20	1,575	1,742
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/21	1,700	1,846
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.250%	2/1/24	5,000	5,381
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25	8,525	10,052
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30	3,000	3,531
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.450%	1/2/13	13,000	13,000
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,950
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25	3,100	3,224
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/28	5,000	6,050
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/29	2,000	2,425
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	18,175	21,012
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	8,158
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,785
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	14,689
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	9,006
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	11,998
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/14	8,370	8,896
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	9,980	10,992
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/16	8,750	9,666
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/17	4,985	5,465
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/18	5,700	6,249
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/19	11,820	12,958
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/20	10,000	10,963
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/21	15,230	16,696
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/22	15,235	16,702
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/23	8,765	9,689
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/24	9,650	10,617
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/25	7,500	8,222
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/28	8,145	9,645
California Public Works Board Lease Revenue
(Secretary of State & State Archives Building Complex)	5.375%	12/1/12	7,895	7,926
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	3,243
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/24	13,665	16,983
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/29	10,000	11,797
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,250	4,765
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,729
California RAN	2.500%	6/20/13	283,365	287,352
California State University Revenue Systemwide	5.000%	11/1/26	14,775	16,907
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,917
California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,860
California State University Revenue Systemwide	5.250%	11/1/29	7,790	9,299
California State University Revenue Systemwide	5.250%	11/1/30	7,960	9,488
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,729
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.200%	11/7/12	23,605	23,605
California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group)	5.250%	11/1/30	8,520	9,777
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	41,738
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,576
1 California Statewide Communities Development Authority Revenue
(Lucile Salter Packer) TOB VRDO	0.220%	11/7/12	5,000	5,000
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	135,500	139,481
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital) VRDO	0.210%	11/7/12 LOC	8,550	8,550
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.240%	11/7/12	20,000	20,000
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	509
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	4,127
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,667
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	814
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,891
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	415
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	2,800	2,839
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,245
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,068

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,170
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,162
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,871
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,420
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,287
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	3,099
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,770
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,334
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	3,949
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	3,947
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	627
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	2,049
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	3,494
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	3,188
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	1,702
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	950
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,083
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	1,483
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	1,269
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.125%	1/15/19 (14)	5,200	5,208
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.875%	1/15/28 (14)	15,000	15,510
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	6,365	6,786
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,690
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,519
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,956
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,500	2,370
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	57,850	59,795
4 Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	82,749
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	9,506
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	7,061
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	13,945
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	15,018
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	79,085	70,489
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	8,468
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,959
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,375
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,146
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	767
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,530
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,265
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,569
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,759
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,832
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,077
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,321
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,658
Long Beach CA Unified School District GO	5.000%	8/1/28	4,495	5,402
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	8,647
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	5,038
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	3,115	3,541
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	5,705	6,718
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	3,250	3,634
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	3,250	3,616
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28	3,960	4,398
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	15,194
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,917
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	8,122
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,622
Los Angeles CA TRAN	2.000%	2/28/13	43,000	43,249
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,436
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,984
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	14,355
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,635	4,502
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,673
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	11,683
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	26,104
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	35,004
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	27,452
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	7,468
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,801
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	6,112

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	11,023
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	8,474
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,830
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,557
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,489
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,491
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	11,956
2 Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/17	7,880	9,181
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	6,169
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,951
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,853
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,706
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,314
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,704
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,393
Los Angeles County CA TRAN	2.000%	6/28/13	10,000	10,118
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,731
Metropolitan Water District of Southern California Revenue	5.000%	7/1/18	9,395	11,574
1 Metropolitan Water District of Southern California Water Revenue TOB VRDO	0.230%	11/1/12	11,915	11,915
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/24	4,250	5,120
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/25	8,410	10,016
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,492
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,395
Mount Diablo CA Unified School District GO	5.000%	8/1/32	10,410	11,921
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,059
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,280
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/25	1,675	2,021
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/26	1,800	2,156
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	15,083
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,188
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,388
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,561
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,411
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,218
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,808
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,170	10,176
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	9,880
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	11,406
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	10,447
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	5,921
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,412
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,853
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,855
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,202
Riverside County CA Teeter Notes	2.000%	10/16/13	10,000	10,164
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	3,885
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,705	5,320
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,196
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,927
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,661
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,244
Sacramento County CA GO	5.000%	2/1/15	9,190	9,827
Sacramento County CA GO	5.000%	2/1/17	4,650	5,159
Sacramento County CA GO	5.250%	2/1/18	6,140	6,939
Sacramento County CA GO	5.250%	2/1/19	4,940	5,609
Sacramento County CA GO	5.500%	2/1/20	4,700	5,451
Saddleback Valley CA Unified School District GO	5.000%	8/1/23 (4)	5,460	5,868
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17	2,500	2,794
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	10,166
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	9,697
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,729
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,657
San Diego CA Community College District GO	5.000%	8/1/27	8,350	10,061
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,871
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,574
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,135
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	21,683
San Diego CA Community College District GO	5.250%	8/1/33	3,325	4,018
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/13	8,000	8,207
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/25	10,000	12,154
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/28	2,000	2,322

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	12,776
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	22,553
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	7,738
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,851
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.230%	11/7/12	6,300	6,300
San Francisco CA City & County International Airport Revenue	5.000%	5/1/18	15,000	18,008
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	5,000	6,049
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	9,135	10,892
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	6,528
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,995
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28	5,730	6,692
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29	6,270	7,297
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/21 (ETM)	6,000	5,200
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	8,338
1 San Jose CA Financing Authority Lease Revenue TOB VRDO	0.220%	11/7/12 (13)	4,600	4,600
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,448
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,139
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	30,349
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,471
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,215
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	27,742
1 San Jose CA Unified School District Santa Clara County GO TOB VRDO	0.270%	11/7/12	5,000	5,000
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	4.625%	7/15/25	1,000	1,094
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	5.250%	7/15/28	2,000	2,262
San Ramon Valley CA Unified School District GO	5.000%	8/1/14 (Prere.)	12,800	13,839
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	16,526
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	6,295
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	3,735
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	3,784
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	6,321
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	5,724
Southern California Public Power Authority Revenue	5.000%	7/1/17	3,000	3,580
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	12,282
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	11,861
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	11,850
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,967
1 Sweetwater CA Unified School District GO TOB VRDO	0.230%	11/7/12 (13)	2,845	2,845
Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/30	4,735	5,197
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,606
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	15,572
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,789
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,505
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,407
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,644
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,822
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,495
University of California Revenue	5.000%	5/15/21	10,625	11,866
University of California Revenue	5.500%	5/15/24	14,675	17,874
University of California Revenue	5.000%	5/15/26	12,915	15,750
University of California Revenue	5.000%	5/15/27	5,000	6,074
University of California Revenue	5.000%	5/15/30	2,830	3,378
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	4,076
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	5,082
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	4,812
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	4,858
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	4,571
Ventura County CA Public Financing Authority COP	5.625%	8/15/27	1,000	1,163
Ventura County CA Public Financing Authority COP	5.750%	8/15/28	1,750	2,047
Ventura County CA Public Financing Authority COP	5.750%	8/15/29	1,750	2,044
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,846
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,807
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,209
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,955
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,505
West Contra Costa CA Unified School District GO	0.000%	8/1/17 (12)	1,565	1,404
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (12)	3,000	2,605
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	3,466
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	4,661
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	977

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,157
Westlands CA Water District Revenue	5.000%	9/1/27 (4)	1,000	1,152
				4,360,088
Colorado (1.4%)
Aurora CO COP	5.000%	12/1/19	1,050	1,280
Aurora CO COP	5.000%	12/1/20	2,000	2,412
Aurora CO COP	5.000%	12/1/21	3,505	4,169
Aurora CO COP	5.000%	12/1/22	4,730	5,553
Aurora CO COP	5.000%	12/1/23	4,465	5,200
Aurora CO COP	5.000%	12/1/24	4,215	4,872
Aurora CO COP	5.000%	12/1/25	5,475	6,287
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,168
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,302
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,451
Broomfield CO City & County COP	5.000%	12/1/27	3,115	3,605
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,593
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,708
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	6,192
Colorado Department of Transportation Revenue	5.500%	6/15/13 (14)	14,500	14,975
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	37,825	43,081
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,801
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	57,369
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	14,000	16,253
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,000	2,154
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,065
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical Center of the Rockies)	5.000%	3/1/25	4,900	5,073
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	7,152
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	15,446
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	23,873
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.200%	11/7/12	28,600	28,600
Denver CO City & County (Medical Facilities) GO	5.000%	8/1/14	7,065	7,314
Denver CO City & County Airport Revenue	5.000%	11/15/16 (14)	5,000	5,835
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,912
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,860	4,801
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	18,021
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,858
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,703
Denver CO City & County School District No. 1 GO	5.000%	12/1/25	1,000	1,224
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17 (14)	24,490	21,137
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	7,850	8,847
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	6,355	7,162
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	11,759
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	27,500	19,060
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	5,000	3,253
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	11,520
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,650
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,000	2,203
Moffat County CO Pollution Control Revenue (PacifiCorp Projects) VRDO	0.220%	11/7/12 LOC	5,900	5,900
1 Regional Transportation District of Colorado Sales Tax Revenue TOB VRDO	0.210%	11/7/12	5,105	5,105
University of Colorado Enterprise System Revenue	5.000%	6/1/15 (Prere.)	6,515	7,287
University of Colorado Enterprise System Revenue	5.000%	6/1/20 (14)	5,785	6,817
University of Colorado Enterprise System Revenue	5.000%	6/1/21 (14)	90	100
University of Colorado Enterprise System Revenue	5.500%	6/1/24	2,000	2,506
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,250	1,530
University of Colorado Enterprise System Revenue	5.500%	6/1/26	2,750	3,429
University of Colorado Enterprise System Revenue	5.000%	6/1/27	2,085	2,544
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,480	3,012
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,445	2,961
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,720	3,291
University of Colorado Enterprise System Revenue	5.000%	6/1/31	1,850	2,224
University of Colorado Enterprise System Revenue	5.000%	6/1/32	1,950	2,343
University of Colorado Enterprise System Revenue	5.000%	6/1/33	3,155	3,767
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	6,933
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	11,509
University of Colorado Hospital Authority Revenue VRDO	0.200%	11/7/12 LOC	14,730	14,730
				524,881
Connecticut (1.2%)
Connecticut Development Authority Pollution Control Revenue
(Connecticut Light & Power Co. Project)	4.375%	9/1/28	5,000	5,441

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,053
Connecticut GO	5.000%	4/15/13	9,745	9,959
Connecticut GO	5.000%	11/1/13	10,000	10,479
Connecticut GO	5.500%	12/15/13	1,705	1,806
Connecticut GO	5.000%	4/15/14	13,690	14,626
Connecticut GO	4.000%	9/15/14	7,705	8,234
Connecticut GO	5.500%	12/15/14	7,700	8,540
Connecticut GO	5.000%	4/15/15	16,155	17,953
Connecticut GO	5.000%	4/15/15	2,325	2,584
Connecticut GO	5.000%	5/1/15	1,865	2,076
3 Connecticut GO	0.710%	5/15/15	5,000	5,000
Connecticut GO	5.000%	11/1/15	5,000	5,670
Connecticut GO	5.000%	12/1/15 (14)	6,700	7,181
Connecticut GO	5.000%	12/15/15	14,345	16,340
Connecticut GO	5.000%	4/15/16	13,725	15,753
3 Connecticut GO	0.860%	5/15/16	5,000	5,000
3 Connecticut GO	0.860%	5/15/16	8,400	8,466
3 Connecticut GO	0.980%	5/15/17	5,000	5,000
Connecticut GO	5.000%	11/1/17	7,750	9,300
3 Connecticut GO	1.130%	5/15/18	14,000	14,000
Connecticut GO	5.000%	6/1/18	15,000	18,233
Connecticut GO	5.000%	12/15/18	11,000	12,914
Connecticut GO	5.000%	6/1/19	22,100	27,302
3 Connecticut GO	1.460%	4/15/20	17,000	17,105
Connecticut GO	5.000%	11/1/20	4,970	6,236
Connecticut GO	5.000%	11/1/21	5,000	6,330
Connecticut GO	5.000%	4/15/22	6,005	7,574
Connecticut GO	5.000%	6/1/22	8,010	10,119
Connecticut GO	5.000%	9/15/22	6,830	8,657
Connecticut GO	5.000%	11/1/23	10,000	12,289
Connecticut GO	5.000%	11/1/26	9,250	11,186
Connecticut GO	5.000%	4/15/32	4,000	4,756
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/12 (4)	6,275	6,275
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,436
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,432
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	10,078
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/12	4,685	4,685
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/13	2,970	3,110
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14	12,000	12,693
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/14	7,315	7,982
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	8,516
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	14,382
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	12,948
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	14,822
				437,521
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,744
Delaware GO	5.000%	10/1/16	19,895	23,363
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/13	3,875	3,999
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/29	10,000	11,734
University of Delaware Revenue	5.000%	11/1/18	1,000	1,237
University of Delaware Revenue	5.000%	11/1/22	1,000	1,208
				45,285
District of Columbia (0.6%)
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,892
District of Columbia GO	5.000%	6/1/13 (Prere.)	10,880	11,182
District of Columbia GO	0.000%	6/1/14 (14)	16,650	16,337
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,294
District of Columbia GO	5.000%	6/1/20 (4)	11,840	14,033
District of Columbia GO	5.000%	6/1/21 (4)	10,380	12,303
1 District of Columbia Income Tax Revenue TOB VRDO	0.210%	11/7/12	7,855	7,855
District of Columbia Revenue (American University) VRDO	0.200%	11/7/12 LOC	21,100	21,100
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21 (2)	5,610	6,371
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22 (2)	5,800	6,560
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23 (2)	6,600	7,430
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24 (2)	6,190	6,961
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18	23,500	26,668
District of Columbia Revenue (Henry J. Kaiser Family Foundation) VRDO	0.230%	11/7/12	26,000	26,000
District of Columbia Revenue (World Wildlife Fund Inc.) VRDO	0.230%	11/7/12 LOC	20,400	20,400
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	11,494

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	6,128
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,961
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	7,695	9,174
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.220%	11/7/12	8,330	8,330
				241,473
Florida (6.6%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	5,252
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,462
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,716
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,369
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,220
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,793
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,833
Broward County FL GO	5.000%	1/1/20	9,185	11,404
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,177
Broward County FL School Board COP	5.250%	7/1/13 (Prere.)	4,155	4,294
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	14,609
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/22	10,650	13,456
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/23	2,000	2,375
1 Cape Coral FL Water & Sewer Revenue TOB VRDO	0.220%	11/7/12	3,800	3,800
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/14 (14)	35,000	36,944
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,468
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	70,000	76,950
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,000	17,954
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	10,000	11,221
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	23,000	26,303
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/16	50,000	56,106
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,206
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,576
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,144
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	8,858
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	5,075
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	6,000	6,243
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	10,240	10,654
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	12,080
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,863
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,491
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	14,114
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	13,013
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,736
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	12,579
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	16,067
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	13,083
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	16,870
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	15,091
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,774
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	18,171
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	5,040	5,231
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	8,395	8,629
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	3,720	3,824
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	3,815	3,921
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13	3,845	3,958
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13	5,045	5,193
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	3,910	4,196
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	4,005	4,298
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,105	4,582
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	6,184
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,205	4,694
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	7,295	7,568
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,606
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/20	26,350	29,199
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	3,500	4,130
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	6,911
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,852
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	5,000	6,029
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	5,635	6,923
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,604
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	9,667

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/27	2,600	3,040
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/30	15,000	17,957
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,939
Florida Department of Environmental Protection & Preservation Revenue	5.500%	7/1/13 (4)	11,920	12,330
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17	8,175	9,644
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	7,002
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,000	11,121
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	9,025	10,425
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,045	11,171
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	11,394
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,510
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	9,475	10,929
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	11,876
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26 (14)	10,045	11,217
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	9,950	11,310
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	12,418
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,445	6,161
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	12,968
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/28	10,970	12,379
Florida Department of General Services Division Facilities Management Revenue
(Florida Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,169
Florida Department of Transportation GO	5.000%	7/1/13 (Prere.)	10,000	10,393
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,817
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,300
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,099
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13	38,000	39,204
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	14,000	15,027
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	50,000	56,650
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	12,294
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	14,040
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,551
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/18	3,630	4,349
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/19	3,535	4,289
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/26	7,000	8,310
Florida Municipal Power Agency Revenue (Stanton Project)	5.500%	10/1/13 (4)	3,905	3,921
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,519
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,697
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,369
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,681
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	10,000	10,414
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,669
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,606
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	3,088
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,492
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,755
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,428
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	7,886
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,951
1 Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue TOB VRDO	0.270%	11/7/12	12,000	12,000
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	142
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	165
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	295
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	216
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	931
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,554
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,387
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,908
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,580
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,599
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	875	978

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,118
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,544
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,264
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,558
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21	135	151
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,116
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,371
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	740	824
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,113
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,455
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23	500	555
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,692
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,783
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,226
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	4,065
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,444
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	4,326
Hillsborough County FL School Board (Master Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,676
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	12,000	14,133
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	14,000	16,424
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	10,000	11,676
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	19,046
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,956
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,459
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	4,928
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	2,500	3,012
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,522
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,395
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.200%	11/7/12	10,405	10,405
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.200%	11/7/12	9,025	9,025
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/17	6,000	7,167
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19 (14)	5,000	5,524
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20 (14)	5,000	5,524
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	6,160	7,225
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/31	17,495	20,377
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.200%	11/7/12	36,940	36,940
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,187
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,194
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,462
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,747
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,614
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,937
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,583
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/18 (4)	3,000	3,637
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,477
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,252
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	545
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,128
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,356
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,675
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,154
Lee Memorial Health System Florida Hospital Revenue VRDO	0.230%	11/7/12 LOC	1,280	1,280
Manatee County FL School District Sales Tax Revenue	5.000%	10/1/13 (2)	5,140	5,348
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	5.000%	11/15/20	1,250	1,424
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	5.000%	11/15/21	2,000	2,258
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	5.000%	11/15/22	2,000	2,253
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	5.000%	11/15/23	2,250	2,507
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	5.000%	11/15/29	1,325	1,458

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.310%	11/7/12	6,250	6,250
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,042
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,710
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	3,054
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,914
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	7,444
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,483
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	7,200	8,148
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	6,196
1 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.220%	11/7/12 (4)	5,620	5,620
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	14,657
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	11,621
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,326
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,938
Miami-Dade County FL School Board COP	5.000%	2/1/13 (ETM)	5,175	5,236
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,330
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,532
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,824
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,586
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	6,051
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,715
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,999
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	28,997
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,824
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	31,637
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	16,192
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,630
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,725
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,541
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	11,327
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,328
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	2,750	3,180
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	4,500	5,185
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,500	2,857
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	10,078
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,000	11,337
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,000	13,551
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,517
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	10,000	11,185
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,711
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,417
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	9,312
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	5,250	6,097
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,650	1,900
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	25,200
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,214
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,539
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,280
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/29	11,000	12,655
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,972
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,583
Orange County FL School Board COP	4.500%	8/1/26	8,400	9,099
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,535
Orange County FL School Board COP VRDO	0.220%	11/7/12 LOC	23,310	23,310
Orange County FL Tourist Development Revenue	5.000%	10/1/17	5,955	6,886
Orange County FL Tourist Development Revenue	5.000%	10/1/18 (14)	18,980	21,968
Orange County FL Tourist Development Revenue	5.000%	10/1/20 (14)	15,345	17,696
Orange County FL Tourist Development Revenue	5.000%	10/1/21 (14)	16,605	19,081
Orange County FL Tourist Development Revenue	5.000%	10/1/27 (2)	12,630	13,917
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/13 (2)	5,000	5,153
Orlando & Orange County FL Expressway Authority Revenue	5.250%	7/1/14 (2)	4,000	4,132
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/27	7,780	9,088
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	3,500	4,023
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/21	5,000	6,386
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	4,162
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	5,080
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/13 (ETM)	9,500	9,936
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/14 (ETM)	4,500	4,924
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,163
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,784
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	7,136

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,934
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,876
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17	6,000	7,119
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18	6,000	7,264
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	15,000	17,238
1 Palm Beach County FL Solid Waste Authority Revenue TOB VRDO	0.210%	11/7/12	6,400	6,400
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,789
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	7,500	8,493
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,572
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,421
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,232
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,776
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,302
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,701
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,873
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,188
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	10,181
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,440
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,426
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,635
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	9,270
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.310%	11/7/12	10,000	10,000
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	5.750%	8/1/30	1,500	1,687
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23	5,985	6,877
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24	4,625	5,315
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.200%	11/7/12 LOC	7,750	7,750
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,569
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,320
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.250%	12/1/20	10,000	10,035
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	14,006
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,458
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,663
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/19	3,580	4,286
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/21	18,420	21,668
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/22	13,395	15,562
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	14,686	16,740
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,288
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/18 (2)	2,675	2,969
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/19 (2)	9,450	10,488
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/21 (2)	11,355	12,576
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/22 (2)	13,470	14,889
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/23 (2)	5,000	5,516
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/24 (2)	15,100	16,623
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/25 (2)	5,000	5,491
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/29	2,300	2,840
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,713
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,265
				2,509,432
Georgia (3.0%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,824
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	11,905
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,216
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,397
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,720
Atlanta GA Airport Revenue	5.000%	1/1/23	2,000	2,448
Atlanta GA Airport Revenue	5.000%	1/1/24	1,620	1,960
Atlanta GA Airport Revenue	5.000%	1/1/24	2,865	3,467
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,927
Atlanta GA Airport Revenue	5.000%	1/1/25	1,210	1,448
Atlanta GA Airport Revenue	5.000%	1/1/25	1,900	2,273
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,901
Atlanta GA Airport Revenue	5.000%	1/1/26	1,400	1,664
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,638
Atlanta GA Airport Revenue	5.000%	1/1/27	3,430	4,042
Atlanta GA Airport Revenue	5.000%	1/1/28	2,040	2,395
Atlanta GA Airport Revenue	5.000%	1/1/28	5,970	7,009

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Atlanta GA Airport Revenue	5.000%	1/1/30	6,410	7,218
Atlanta GA Airport Revenue	5.000%	1/1/32	2,040	2,361
Atlanta GA Airport Revenue	5.000%	1/1/32	3,980	4,607
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	6,155
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	4,035
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	8,248
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,549
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,703
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,276
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,830
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,733
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	20,507
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,526
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,774
Carroll County GA School District GO	4.000%	4/1/14	1,400	1,471
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,408
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,440
2 Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/27	3,500	4,174
2 Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28	4,000	4,750
2 Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/29	3,500	4,126
2 Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/30	2,500	2,944
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (2)	1,000	1,214
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (2)	7,500	8,488
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19	1,910	2,237
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,473
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,652
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,733
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,832
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/25	1,250	1,515
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,639
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,706
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	13,140
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	7,046
Georgia GO	5.000%	10/1/13	20,095	20,979
Georgia GO	5.000%	7/1/14	7,800	8,410
Georgia GO	5.000%	7/1/14	16,550	17,845
Georgia GO	5.000%	7/1/14	7,290	7,860
Georgia GO	5.500%	7/1/14	10,750	11,681
Georgia GO	5.000%	10/1/14	18,385	20,033
Georgia GO	5.000%	7/1/15	28,875	32,411
Georgia GO	5.000%	7/1/15	15,000	16,837
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,001
Georgia GO	5.000%	10/1/15	16,495	18,693
Georgia GO	5.000%	12/1/15	10,000	11,404
Georgia GO	5.000%	7/1/16	30,320	35,307
Georgia GO	5.000%	7/1/16	8,625	10,044
Georgia GO	5.000%	7/1/16	2,705	3,150
Georgia GO	5.000%	7/1/16	18,290	21,298
Georgia GO	5.000%	7/1/16	5,300	5,941
Georgia GO	5.000%	5/1/17	1,000	1,193
Georgia GO	5.000%	11/1/17	5,590	6,771
Georgia GO	5.000%	7/1/18	4,800	5,916
Georgia GO	5.000%	7/1/19	10,050	12,622
Georgia GO	5.000%	7/1/19	16,515	20,741
Georgia GO	5.000%	7/1/20	14,920	18,955
Georgia GO	5.000%	9/1/20	10,000	12,738
Georgia GO	5.000%	11/1/20	9,240	11,801
Georgia GO	5.000%	9/1/21	12,725	16,376
Georgia Municipal Electric Power Authority Revenue	6.500%	1/1/17 (14)	9,420	10,577
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	7,910	9,739
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,000	14,675
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/23	2,505	3,097
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,000	4,877
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,573
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	29,384
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,215
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	17,950
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	23,692
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	30,125
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	19,282

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	3,109
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/15	7,915	8,908
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,643
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,420
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,380	6,986
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	2,035	2,338
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	27,650
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	5,000	5,679
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	43,062
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	9,490	10,704
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/19	3,930	4,830
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,188
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) VRDO	0.200%	11/7/12 LOC	12,000	12,000
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,644
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	4,173
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,251
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,633
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,827
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	35,000	42,656
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	17,276
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,673
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/16	3,480	3,945
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	51,440	63,116
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/16	6,580	7,458
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/18	5,000	5,927
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,600	9,291
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,912
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,528
South Fulton GA Municipal Regional Water & Sewer Authority Water Revenue VRDO	0.250%	11/7/12 LOC	10,715	10,715
				1,119,479
Hawaii (0.5%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	19,661
Hawaii GO	5.000%	10/1/14 (Prere.)	7,000	7,618
Hawaii GO	5.000%	10/1/14 (Prere.)	5,000	5,442
Hawaii GO	5.000%	6/1/16	4,295	4,965
Hawaii GO	5.000%	11/1/16	8,275	9,700
Hawaii GO	5.000%	7/1/17 (2)	45,035	50,326
Hawaii GO	5.000%	12/1/18	9,250	11,416
Hawaii GO	5.000%	12/1/20	4,480	5,655
Hawaii GO	5.000%	12/1/22	10,000	12,468
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,250
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,831
Hawaii GO	5.000%	12/1/31	10,000	11,975
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,645
2 Honolulu City & County HI Ser A	5.000%	11/1/22	2,500	3,196
2 Honolulu City & County HI Ser A	5.000%	11/1/23	3,500	4,408
2 Honolulu City & County HI Ser B	5.000%	11/1/21	4,000	5,093
2 Honolulu City & County HI Ser B	5.000%	11/1/22	3,000	3,835
2 Honolulu City & County HI Ser B	5.000%	11/1/23	10,000	12,595
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,520
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,173
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,555
Honolulu HI City & County GO	5.000%	8/1/28	5,000	6,033
Honolulu HI City & County Wastewater System Revenue	4.500%	7/1/27	3,075	3,504
				202,864
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,385
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,194
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.230%	11/7/12	14,400	14,400
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/28	12,050	14,366
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,245
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	6,029
				43,619
Illinois (6.3%)
Bartlett IL Special Service Area No. 1 (Bluff City LLC) GO VRDO	0.210%	11/7/12 LOC	11,080	11,080
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,501
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/13 (14)	29,170	29,129
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	1,985	2,292
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,907

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,904
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,962
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,614
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	7,068
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,987
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	6,241
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,731
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,000	22,836
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,689
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	14,345
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	22,500	10,999
Chicago IL Board of Education GO	0.000%	12/1/31 (14)(3)	4,500	1,868
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	27,180	11,284
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,648
Chicago IL GO	5.500%	1/1/17 (4)	18,430	21,405
Chicago IL GO	5.000%	1/1/18	1,525	1,775
Chicago IL GO	5.000%	1/1/18 (4)	17,530	19,029
Chicago IL GO	5.000%	1/1/19	3,825	4,522
Chicago IL GO	5.000%	1/1/21 (4)	18,155	20,071
Chicago IL GO	5.000%	1/1/21	5,490	6,174
Chicago IL GO	5.000%	12/1/21	5,730	6,815
Chicago IL GO	0.000%	1/1/22	4,750	3,406
Chicago IL GO	0.000%	1/1/23	4,900	3,302
Chicago IL GO	5.000%	1/1/23	10,585	12,206
Chicago IL GO	5.000%	12/1/23	7,000	8,165
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,974
Chicago IL GO	0.000%	1/1/27	7,000	3,794
Chicago IL GO	5.000%	1/1/27 (14)	8,200	9,008
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,475
1 Chicago IL GO TOB VRDO	0.260%	11/7/12	5,400	5,400
Chicago IL GO VRDO	0.230%	11/1/12	2,360	2,360
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	41,631
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,112
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,705
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,984
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,691
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,200	4,926
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	25,969
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	10,317
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	20,555
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	17,052
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	20,233
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,517
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	8,622
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,000	4,626
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	4,096
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,418
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,406
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,663
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,282
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	13,495	15,922
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	10,000	11,799
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,599
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,962
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	3,186
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/13	4,000	4,097
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/14	4,200	4,459
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/15	6,060	6,642
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,902
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,612
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	8,796
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,746
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	4,900	5,540
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,606
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25 (12)	11,000	12,268
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26 (12)	8,260	9,176
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	34,198
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	14,356
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	32,989
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	12,075
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	11,750

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	7,314
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,254
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	21,352
Chicago IL Water Revenue	5.000%	11/1/23	1,670	2,053
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,829
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,417
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,400
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,934
Chicago IL Water Revenue	5.000%	11/1/30	3,590	4,213
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,509
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,490
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,319
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,225
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,191
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,939
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,632
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	3,059
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,742
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,620
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,872
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,754
Cook County IL GO	5.000%	11/15/18	8,000	9,593
Cook County IL GO	5.000%	11/15/20	7,500	8,888
Cook County IL GO	5.000%	11/15/21	5,410	6,307
Cook County IL GO	5.250%	11/15/28	35,500	41,782
Cook County IL High School District No. 205 (Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,274
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,412
Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,500
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23	2,315	2,748
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25	2,720	3,189
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26	3,060	3,574
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28	6,520	7,555
1 Illinois Educational Facilities Authority Revenue (Northwestern University) TOB VRDO	0.220%	11/7/12	6,200	6,200
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	10,000	10,363
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,926
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,782
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20	2,000	2,339
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21	6,535	7,575
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22	10,000	11,488
Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/23	3,000	3,627
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	7,500	7,899
1 Illinois Finance Authority Revenue (Advocate Health Care) TOB VRDO	0.220%	11/7/12	26,810	26,810
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,000	3,459
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	11,761
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.350%	11/7/12 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.350%	11/7/12 (12)	15,000	15,000
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27	18,725	21,061
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29	15,000	16,718
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.210%	11/7/12 LOC	12,000	12,000
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28	21,760	24,033
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.250%	8/15/36	6,500	7,069
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	10,407
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,595	4,246
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,746
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,826
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,911
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,997
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	2,090
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,178
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	13,826
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.210%	11/7/12 LOC	28,700	28,700
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,364
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,540
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.230%	11/1/12	9,865	9,865
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,000	2,344
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,345
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	12,167
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	34,070	38,632
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.210%	11/7/12 LOC	13,100	13,100
Illinois Finance Authority Revenue (Provena Health) VRDO	0.230%	11/1/12 LOC	7,100	7,100
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/23 (14)	5,000	5,467

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/28 (14)	3,000	3,408
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	11/1/29	7,000	8,596
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	8,529
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,853
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/18	3,555	4,211
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	13,831
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,788
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	10,000	11,618
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/17	1,415	1,696
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,482
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,938
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	6,376
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,626
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	4,230
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	5,282
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	5,087
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	6,256
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	6,279
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,239
Illinois GO	5.000%	6/1/13 (Prere.)	780	802
Illinois GO	5.500%	8/1/13 (14)	14,005	14,546
Illinois GO	5.250%	10/1/13 (Prere.)	29,600	30,954
Illinois GO	5.250%	10/1/14	10,400	10,846
Illinois GO	5.000%	1/1/15	6,050	6,565
Illinois GO	5.000%	1/1/16	2,010	2,236
Illinois GO	5.000%	1/1/16	7,500	8,343
Illinois GO	5.000%	8/1/16	40,000	45,213
Illinois GO	5.000%	1/1/17	22,985	26,172
Illinois GO	5.000%	3/1/17	1,550	1,771
Illinois GO	5.000%	8/1/17	8,760	10,088
Illinois GO	5.000%	1/1/19	15,475	17,883
Illinois GO	5.000%	1/1/20 (4)	8,635	10,093
Illinois GO	5.000%	8/1/20	23,000	26,797
Illinois GO	5.000%	1/1/21 (4)	21,470	24,562
Illinois GO	5.250%	1/1/21	7,425	8,739
Illinois GO	5.000%	8/1/21	25,000	29,085
Illinois GO	5.000%	1/1/22	2,740	3,087
Illinois GO	5.000%	8/1/22	12,500	14,510
Illinois GO	5.000%	8/1/23	17,000	19,550
Illinois GO	5.000%	11/1/24 (2)	5,000	5,370
Illinois GO	5.000%	4/1/26 (2)	12,600	13,288
Illinois GO	5.000%	6/1/26	120	123
Illinois GO	5.000%	6/1/26	5,100	5,557
Illinois GO	5.000%	6/1/27 (14)	4,000	4,093
Illinois GO	5.000%	3/1/28	5,500	5,749
Illinois GO	5.000%	9/1/31	2,500	2,662
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,287
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.200%	11/7/12 LOC	7,500	7,500
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	6,715
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,000	6,553
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	15,620
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.220%	11/7/12	8,600	8,600
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,514
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	14,389
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	12,011
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	7,294
Illinois Sales Tax Revenue	5.000%	6/15/20	5,225	6,369
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	12,177
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,725
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	25,579
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,688
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	22,696
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,537
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,864
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.220%	11/7/12	14,305	14,305
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.220%	11/7/12	5,330	5,330
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16	13,500	15,572
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/16	2,650	3,000
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/16	5,205	6,104
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	7,500	8,767
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/19	12,000	13,337

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/19	3,000	3,283
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19	5,000	4,379
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	5,000	4,221
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	5,690	4,413
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.220%	11/7/12	6,000	6,000
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,294
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	10,405
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	31,492
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,366
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	21,190
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	13,686
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	14,656
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	17,333
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	6,048
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	3,406
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	14,050
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28	25,685	30,161
Peoria IL Public Building Community School District Revenue	0.000%	12/1/14 (12)	2,800	2,721
Peoria IL Public Building Community School District Revenue	0.000%	12/1/15 (12)	2,800	2,665
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16 (12)	2,900	2,675
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,183
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,820
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,758
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	27,000	31,533
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,872
Southwestern IL Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,180
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,978
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,347
Springfield IL Water Revenue	5.000%	3/1/31	2,000	2,332
Springfield IL Water Revenue	5.000%	3/1/32	2,000	2,329
University of Illinois (Utility Infrastructure Project) COP VRDO	0.220%	11/7/12	32,400	32,400
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/16 (14)	15,270	14,418
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	4,124
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	7,105
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,676
1 University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.250%	11/7/12	14,300	14,300
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	2,084
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	9,571
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	4,084
				2,368,112
Indiana (1.2%)
Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,597
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	3,032
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,969
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/25 (14)	2,875	3,105
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/15	3,865	4,271
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/17	3,315	3,879
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18	4,085	4,879
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,683
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,952
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20	4,370	5,042
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,999
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,295
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,673
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,230
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,622
2 Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,509
2 Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,891
2 Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,878
2 Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,863
2 Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,852
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/29	3,000	3,368
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,910

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue (Marion General Hospital) VRDO	0.200%	11/7/12 LOC	9,565	9,565
1 Indiana Finance Authority Revenue (State Revolving Fund) TOB VRDO	0.240%	11/7/12	13,015	13,015
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	7,115
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,894
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,441
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,889
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,740
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/24	2,000	2,218
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	14,000	15,524
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/26	18,475	20,295
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	9,000	9,202
1 Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.270%	11/7/12	12,750	12,750
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	750	756
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,665
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,459
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	3,067
Indiana Transportation Finance Authority Highway Revenue	5.000%	12/1/12 (14)	4,500	4,518
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,124
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,908
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,709
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	8,116
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,417
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,719
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,535
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,216
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,203
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,429
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,869
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,811
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,188
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,382
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,625
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,885
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,984
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	10,443
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	8,411
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/22	1,425	1,701
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/23	1,895	2,255
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/25	2,085	2,477
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/26	1,985	2,358
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,464
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	5,307
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,356
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,962
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	5,316
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	14,207
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	12,599
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,814
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	41,705	43,136
				464,538
Iowa (0.2%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/29	2,000	2,259
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/31	2,000	2,265
Des Moines IA Independent Community School District School Infrastructure Revenue	5.000%	6/1/19	3,400	4,032
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	15,253
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,266
Iowa GO	5.500%	2/15/13 (14)	8,945	9,079
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	7,208
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	7,536
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/21	1,150	1,424
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/22	2,100	2,582
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/27	4,000	4,821
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,692
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,587
				79,004

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.3%)
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	4,107
Cowley County KS Unified School District GO	4.750%	9/1/27 (4)	3,500	3,883
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/30	1,000	1,131
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/31	1,000	1,091
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/34	2,000	2,171
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,500	1,728
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/24	2,800	3,238
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/29	6,000	6,697
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29	10,435	12,216
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19	6,730	8,268
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	8,779
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25	7,500	8,712
Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,208
Leavenworth County KS Unified School District GO	4.500%	9/1/18 (12)	1,030	1,220
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,188
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	719
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,319
Leavenworth County KS Unified School District GO	4.750%	3/1/21 (12)	1,165	1,383
Leavenworth County KS Unified School District GO	4.750%	9/1/21 (12)	1,265	1,496
Leavenworth County KS Unified School District GO	5.000%	3/1/22 (12)	1,060	1,260
Leavenworth County KS Unified School District GO	5.000%	9/1/22 (12)	1,360	1,613
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,143
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,706
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,701
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,701
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,665
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,776
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16	1,000	1,142
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.250%	11/15/24	5,000	5,684
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/28	6,000	7,065
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/32	10,000	11,554
				115,564
Kentucky (0.8%)
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	6,129
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	17,332
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,555
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,116
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,701
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,309
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,281
Kentucky Property & Building Commission Revenue	5.250%	10/1/13 (4)	14,965	15,623
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	1,500	1,696
Kentucky Property & Building Commission Revenue	5.000%	10/1/17	1,170	1,373
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	10,223
Kentucky Property & Building Commission Revenue	5.000%	11/1/18	14,880	18,077
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	8,635
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	6,143
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	5,478
Kentucky Property & Building Commission Revenue	5.000%	11/1/20	4,500	5,350
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	45,000	54,857
Kentucky Property & Building Commission Revenue	5.250%	2/1/23 (12)	6,215	7,334
Kentucky Property & Building Commission Revenue	5.000%	11/1/23 (4)	5,120	6,106
Kentucky Property & Building Commission Revenue	5.000%	11/1/24 (4)	5,000	5,947
Kentucky Property & Building Commission Revenue	5.250%	2/1/25 (12)	4,995	5,850
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/23	9,890	11,751
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	7,065	8,395

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/25	7,000	8,368
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	24,139
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	14,500	14,819
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	16,942
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	10,281
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/20	1,180	1,373
				288,183
Louisiana (1.0%)
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/23 (12)	5,165	6,128
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17	1,000	1,152
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,176
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,227
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/20	1,000	1,180
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/21	1,000	1,166
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18 (2)	14,470	16,197
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (2)	20,000	22,166
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (2)	13,660	15,064
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,973
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	6,950
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/19	8,745	10,807
Louisiana GO	5.000%	8/1/14 (14)	22,880	24,727
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,809
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	29,109
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	11,275
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	30,789
Louisiana GO	5.000%	11/15/17	10,000	12,051
Louisiana GO	5.000%	11/15/17	17,040	20,535
Louisiana GO	5.000%	11/15/18	18,500	22,820
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,331
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,912
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,336
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,997
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,178
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,624
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30	15,905	18,001
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17	5,300	6,181
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	5,434
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/29	4,000	4,665
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/30	4,930	5,738
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/31	2,485	2,884
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,360
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,690
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	16,078
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,912
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	2,014
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,698
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,155
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,504
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,777
New Orleans LA GO	5.000%	12/1/23	2,250	2,642
New Orleans LA GO	5.000%	12/1/24	2,500	2,903
New Orleans LA GO	5.000%	12/1/25	2,500	2,870
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,370
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,621
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,655
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	17,750	19,482
				391,313
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,676
Maine GO	5.000%	6/1/16	3,770	4,371
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.230%	11/7/12 LOC	29,730	29,730

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine Turnpike Authority Turnpike Revenue	5.000%	7/1/33	1,125	1,322
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,180
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,167
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,156
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,845
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,140
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,948
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,347
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,426
				48,308
Maryland (1.3%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18 (2)	1,365	1,483
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19 (2)	2,185	2,371
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,928
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,520
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,116
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,896
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,300
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,497
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,282
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,899
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,382
Howard County MD GO	5.000%	8/15/17	3,330	4,006
Howard County MD GO	5.000%	8/15/20	14,125	17,932
Howard County MD GO	5.000%	8/15/21	14,440	18,515
Howard County MD GO	5.000%	8/15/24	4,500	5,620
Maryland Department of Transportation Revenue	5.000%	6/1/15	1,825	2,042
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	7,357
Maryland GO	5.000%	2/15/13	58,765	59,585
Maryland GO	5.000%	8/1/13	10,685	11,071
Maryland GO	5.000%	8/1/15	19,620	22,093
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	17,184
Maryland GO	5.000%	8/1/15	3,225	3,632
Maryland GO	5.000%	3/1/16	2,900	3,335
Maryland GO	5.000%	8/1/16	1,100	1,285
Maryland GO	5.000%	8/1/16	1,010	1,179
Maryland GO	5.000%	8/1/16	10,000	11,678
Maryland GO	4.000%	8/15/16	3,025	3,424
Maryland GO	5.000%	3/1/17	3,440	4,082
Maryland GO	5.000%	8/1/17	20,000	24,044
Maryland GO	5.000%	3/15/18	37,780	46,205
Maryland GO	5.000%	3/15/19	2,500	3,120
Maryland GO	5.000%	3/15/19	15,935	19,885
Maryland GO	5.000%	8/1/19	2,315	2,912
2 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	961
2 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/22	1,650	1,978
2 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	1,067
2 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/24	1,355	1,600
2 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/25	1,000	1,174
2 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/26	1,100	1,287
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/15	3,500	3,856
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,212
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,206
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/29	1,000	1,133
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/16	3,895	4,362
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/17	3,000	3,429
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/18	2,500	2,913
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19	1,700	1,988
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20	1,500	1,665
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21	2,000	2,287
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23	900	984

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.500%	7/1/24 (2)	3,800	4,336
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/28 (2)	9,000	10,058
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.220%	11/7/12 LOC	10,500	10,500
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	14,080
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,878
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,637
Maryland Transportation Authority GAN	5.000%	3/1/17	2,070	2,458
Maryland Transportation Authority GAN	5.250%	3/1/17	4,950	5,931
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	10,046
Montgomery County MD GO	5.000%	7/1/15	15,000	16,837
Montgomery County MD GO	5.000%	7/1/16	1,500	1,747
Montgomery County MD GO	5.000%	7/1/17	3,460	4,149
Montgomery County MD GO	5.000%	7/1/17	4,000	4,796
Montgomery County MD GO	5.000%	7/1/18	1,075	1,325
Montgomery County MD GO	5.000%	7/1/21	2,275	2,920
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,406
University System of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/21	5,620	7,151
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	14,500	17,335
				480,552
Massachusetts (4.0%)
Boston MA GO	5.000%	4/1/16	3,410	3,932
Boston MA GO	5.000%	8/1/17	5,035	6,050
Boston MA GO	5.000%	2/1/22	4,235	5,436
Boston MA GO	5.000%	2/1/23	4,760	6,050
Boston MA Water & Sewer Commission Revenue	5.750%	11/1/13	1,100	1,126
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19	15,000	18,707
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18	2,000	2,478
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.500%	11/7/12	41,031	41,031
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.220%	11/7/12	5,400	5,400
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,514
Massachusetts College Building Authority Revenue	5.125%	5/1/28	1,420	1,684
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,483
Massachusetts College Building Authority Revenue	5.250%	5/1/29	2,250	2,691
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,775
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	7,225
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,978
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,242
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/22	11,000	12,968
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	17,218
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,540
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/13 (14)	16,670	16,768
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/14 (14)	7,340	7,379
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/15 (14)	8,310	8,352
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/16 (14)	3,500	3,518
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,615
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,385
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,403
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,050
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,444
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,553
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,702
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,818
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,245
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,313
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	11,213
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	8,304
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	15,000	16,947
Massachusetts Development Finance Agency Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,690	3,001
Massachusetts Development Finance Agency Revenue (Wentworth Institute of Technology) VRDO	0.230%	11/7/12 LOC	11,035	11,035
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	4,092
Massachusetts GO	5.000%	11/1/13	8,000	8,380
Massachusetts GO	5.500%	11/1/13 (3)	8,905	9,372
3 Massachusetts GO	0.590%	9/1/14	14,545	14,546
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,305
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,106
Massachusetts GO	5.000%	1/1/15	1,500	1,647
3 Massachusetts GO	0.610%	2/1/15	7,500	7,499
Massachusetts GO	5.000%	8/1/15	11,745	13,196
Massachusetts GO	5.250%	8/1/15	5,000	5,652

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	9/1/15	14,360	16,186
Massachusetts GO	5.250%	8/1/16	5,615	6,584
3 Massachusetts GO	0.730%	9/1/16	2,000	2,000
Massachusetts GO	5.000%	9/1/16	7,710	8,995
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	29,338
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	87,415
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	59,873
Massachusetts GO	5.000%	8/1/17	24,060	28,761
Massachusetts GO	5.500%	11/1/17	10,000	12,282
Massachusetts GO	5.500%	11/1/17 (14)	20,000	24,565
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,598
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,264
Massachusetts GO	5.500%	10/1/18	9,500	11,956
Massachusetts GO	5.500%	10/1/20 (14)	11,065	14,355
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,721
Massachusetts GO	5.250%	8/1/21	20,870	26,862
Massachusetts GO	5.000%	4/1/27	28,000	33,725
Massachusetts GO	5.000%	4/1/29	26,675	31,909
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,706
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	18,904
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,866
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,254
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,981
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,282
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,578
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,648
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,247
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,289
1 Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) TOB VRDO	0.220%	11/7/12	10,000	10,000
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.210%	11/7/12	24,315	24,315
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,827
Massachusetts Health & Educational Facilities Authority Revenue
(University of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	7,105
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,511
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,680	4,392
Massachusetts Port Authority Revenue	5.000%	7/1/32	2,750	3,267
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,189
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	46,335
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	7,667
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,399
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,555	4,008
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	5,418
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	11,264
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/18	20,000	24,584
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	20,000	25,242
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	40,660	50,860
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	6,144
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	40,074
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	24,060	26,518
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.230%	11/1/12	23,070	23,070
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	9,174
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	6,143
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/21 (14)	6,875	8,400
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (3)	29,860	37,892
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	14,024
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	17,330
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	11,169
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/18	10,635	13,073
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	14,358
Massachusetts Water Pollution Abatement Trust Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	7,688
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	37,515	44,877
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	26,800
Massachusetts Water Resources Authority Revenue	5.500%	8/1/22 (4)	3,300	4,320
Massachusetts Water Resources Authority Revenue	5.000%	8/1/28	2,350	2,836
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	3,500	4,211
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	6,016
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	2,000	2,392
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,981

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.630%	11/7/12 LOC	38,460	38,460
Massachusetts Water Resources Authority Revenue VRDO	0.200%	11/7/12	18,365	18,365
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,000	3,531
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	4,010
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,924
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	13,355
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	12,631
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	13,254
University of Massachusetts Building Authority Revenue	5.000%	11/1/19 (2)	25,625	28,824
				1,520,880
Michigan (2.7%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,081
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,356
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,639
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,745
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	15,665	16,153
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,458
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,801
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	6,310
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	12,612
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,457
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	8,290
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	9,270
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	4,259
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	4,240
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	28,674
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	4,274
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,486
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,720
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,259
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,141
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,721
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	18,370	19,778
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.250%	1/15/14	10,000	10,525
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15	11,500	12,646
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	12,571
Michigan Building Authority Revenue	5.250%	10/15/14 (4)	15,000	15,695
Michigan Building Authority Revenue	5.250%	10/15/15 (4)	22,445	23,449
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	9,000	9,399
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	15,014
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	10,046
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,978
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,574
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	7,005
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	830	971
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	425	493
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,375
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	462
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,804
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/17	47,500	56,621
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	61,695
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	48,468
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	9,735
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	8,046
Michigan GO	5.500%	12/1/13	6,125	6,468
Michigan GO	5.000%	5/1/17	33,880	39,623
Michigan GO	5.250%	9/15/25 (4)	10,810	12,078
Michigan GO	5.250%	9/15/26 (4)	12,805	14,264
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,500
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,045
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	30,000	31,042
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,623
Michigan Hospital Finance Authority Revenue (Genesys Regional Medical Center Obligated Group)	5.375%	10/1/13 (ETM)	2,050	2,059
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/24	5,000	5,748
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/29	15,775	18,354
Michigan Hospital Finance Authority Revenue (Holland Community Hospital) VRDO	0.190%	11/7/12 LOC	3,000	3,000
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,306
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	2,977
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,912
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,735
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,700

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,601
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/27	8,000	9,228
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	3,950	4,800
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,921
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,615
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	36,392
Oakland University of Michigan Revenue VRDO	0.210%	11/7/12 LOC	21,000	21,000
2 Plymouth-Canton MI Community School District GO	5.000%	5/1/20	1,020	1,243
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	23,521
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	29,623
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	17,810
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,504
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,635
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,675
University of Michigan University Revenue	5.000%	4/1/17	30,000	35,659
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,746
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,449
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,745
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,409
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,373
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,130
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,782
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport) VRDO	0.230%	11/7/12 LOC	40,000	40,000
				1,001,591
Minnesota (1.3%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	2,080
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,578
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,585	1,851
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,805	2,101
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	2,205	2,534
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	3,925	4,510
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	2,425	2,761
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29	7,000	7,870
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) VRDO	0.200%	11/7/12 LOC	5,625	5,625
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.270%	11/1/12 (4)	11,650	11,650
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18	15,000	17,108
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/28	15,500	18,677
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	3,334
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	5,431
Minnesota GO	5.000%	11/1/12	3,650	3,650
Minnesota GO	5.000%	11/1/12 (ETM)	16,125	16,125
Minnesota GO	5.000%	11/1/12 (ETM)	8,235	8,235
Minnesota GO	5.000%	11/1/12	13,685	13,685
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	5,986
Minnesota GO	5.000%	10/1/13	3,335	3,481
Minnesota GO	5.000%	10/1/13 (ETM)	2,110	2,202
Minnesota GO	5.000%	11/1/13	3,600	3,772
Minnesota GO	5.000%	11/1/13 (ETM)	15,900	16,657
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	11,162
Minnesota GO	5.000%	11/1/13	17,615	18,455
Minnesota GO	5.000%	12/1/13 (ETM)	10,610	11,157
Minnesota GO	5.000%	11/1/14	19,275	21,068
Minnesota GO	4.000%	12/1/14	3,730	4,014
Minnesota GO	5.000%	12/1/14	8,150	8,939
Minnesota GO	5.000%	11/1/15	19,775	22,468
Minnesota GO	5.000%	12/1/15	8,150	9,289
Minnesota GO	5.000%	12/1/16	5,145	6,070
Minnesota GO	5.000%	8/1/17	1,000	1,201
Minnesota GO	5.000%	8/1/18	2,275	2,804
Minnesota GO	5.000%	10/1/24	10,000	12,432
Minnesota GO	5.000%	8/1/28	15,085	18,884

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,279
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18	4,305	5,061
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	6,220
Minnesota Technology Lease Purchase COP	5.000%	6/1/17	9,690	11,095
Minnesota Technology Lease Purchase COP	5.000%	6/1/18	8,925	10,195
Minnesota Technology Lease Purchase COP	5.000%	6/1/19	10,680	12,199
Rochester MN Healthcare Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	13,326
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/30	2,000	2,276
St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.200%	11/7/12 LOC	10,000	10,000
St. Cloud MN Health Care Revenue (Centracare Health System)	5.125%	5/1/30	7,000	7,788
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,277
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	13,341
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	24,405
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,762
University of Minnesota Revenue	5.000%	12/1/14	9,840	10,783
University of Minnesota Revenue	5.000%	12/1/15	16,235	18,482
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,425
University of Minnesota Revenue	5.000%	4/1/22	500	597
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,924
University of Minnesota Revenue	5.000%	8/1/23	2,500	3,006
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,403
University of Minnesota Revenue	5.250%	12/1/27	5,000	6,140
University of Minnesota Revenue	5.250%	12/1/28	7,045	8,651
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,603
University of Minnesota Revenue	5.250%	12/1/29	3,500	4,284
University of Minnesota Revenue	5.000%	8/1/30	2,500	2,928
				510,296
Mississippi (0.2%)
Mississippi GO	5.500%	12/1/16	3,435	4,102
Mississippi GO	5.000%	12/1/17 (Prere.)	10,000	12,127
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	20,398
Mississippi GO	5.000%	10/1/30	12,035	14,522
Mississippi GO	5.000%	10/1/31	11,735	14,077
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,937
				68,163
Missouri (0.5%)
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	18,000	22,556
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,233
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,216
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	11,973
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	10,766
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,602
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	6,290
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/15/13 (Prere.)	11,895	12,434
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/15/27	1,380	1,434
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.750%	6/1/25	3,230	3,344
Missouri Environmental Improvement & Energy Resources Authority
Water Pollution Control Revenue (State Revolving Fund Program)	5.500%	7/1/13	5,250	5,356
Missouri Environmental Improvement & Energy Resources Authority
Water Pollution Control Revenue (State Revolving Fund Program)	5.000%	7/1/18	3,305	4,055
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,873
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,270	6,215
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,702
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	9,236
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	5,577
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	19,230	21,212
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	18,370
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.230%	11/1/12	1,610	1,610
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.220%	11/7/12	11,300	11,300
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19	1,825	2,267
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/24 (2)	12,225	13,488
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/26 (2)	15,730	17,250
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	7,010
				205,369
Nebraska (0.2%)
Douglas County NE School District No. 1 GO	5.000%	6/15/16	2,000	2,313
Douglas County NE School District No. 1 GO	4.000%	6/15/18	2,530	2,949

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,730
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,671
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/27	3,740	4,444
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,517
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,944
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,850	3,332
Nebraska Investment Finance Authority Single Family Housing Revenue	5.700%	9/1/31	8,000	8,688
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,075
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,134
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	9,080
Nebraska Public Power District Revenue	5.000%	1/1/28	1,500	1,793
Nebraska Public Power District Revenue	5.000%	1/1/29	2,000	2,384
University of Nebraska Student Fee Revenue	5.000%	7/1/20	1,280	1,589
University of Nebraska Student Fee Revenue	4.000%	7/1/22	1,385	1,621
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	5,078
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	2,026
				60,368
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,644
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,858
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,374
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,767
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	7,196
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,327
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	16,798
Clark County NV School District GO	5.000%	6/15/14	6,320	6,774
Clark County NV School District GO	5.000%	6/15/20	14,335	16,650
Clark County NV School District GO	5.000%	6/15/21	8,980	10,430
Clark County NV School District GO	5.000%	6/15/22	14,655	16,960
Clark County NV School District GO	5.000%	6/15/23	16,360	18,863
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,733
Clark County NV School District GO	5.000%	6/15/25	12,445	14,169
Clark County NV School District GO	5.000%	6/15/26	29,900	33,892
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,581
1 Clark County NV Water Reclamation District GO TOB VRDO	0.220%	11/7/12	6,000	6,000
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	5,000	5,287
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13 (14)	11,165	11,468
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,865
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,830
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	17,767
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	16,691
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,518
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,241
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	6,244
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,315
Nevada GO	5.000%	12/1/14 (4)	8,435	9,234
Reno NV Hospital Revenue (Washoe Medical Center Project)	5.500%	6/1/28 (2)	1,750	1,908
				292,384
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,223
New Hampshire GO	5.000%	2/15/19	1,010	1,245
New Hampshire GO	5.000%	8/15/19	1,500	1,869
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/27	1,500	1,659
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20	10,000	12,410
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	11,608
				30,014
New Jersey (5.7%)
Essex County NJ BAN	1.500%	9/26/13	21,560	21,804
Essex County NJ Improvement Authority Revenue	5.250%	12/15/18 (2)	1,000	1,217
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	12,961
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,553
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,717
Jersey City NJ GO	5.000%	3/1/16	1,390	1,564
Jersey City NJ GO	5.000%	3/1/17	1,440	1,661
Jersey City NJ GO	5.000%	3/1/18	1,490	1,751
Jersey City NJ GO	5.000%	3/1/20	1,610	1,931
Jersey City NJ GO	5.000%	3/1/21	1,200	1,441
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	12/1/18	2,000	2,366

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	12/1/19	1,895	2,263
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,760
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,086
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,664
New Jersey COP	5.000%	6/15/17	4,840	5,598
New Jersey COP	5.000%	6/15/18	12,915	15,191
New Jersey COP	5.250%	6/15/28	4,675	5,284
New Jersey COP	5.250%	6/15/29	1,000	1,122
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	1,100	1,192
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	1,055	1,147
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	4,000	4,604
New Jersey Economic Development Authority Revenue (Cooper Health System Project) VRDO	0.200%	11/7/12 LOC	2,100	2,100
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13	12,315	12,792
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	12,475	12,965
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,800	4,989
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	11,250
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,377
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	4,100	4,667
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	44,660
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	4,000	4,736
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17	38,000	45,329
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	62,500	75,800
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	5,360
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	46,837
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	6,276
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,957
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/23	2,020	2,471
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	10,370
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	103,380
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/24	2,000	2,419
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,200
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	19,113
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,576
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	20,243
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	23,150
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,956
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	10,515
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	6,474
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,942
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,860
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	1,005	1,157
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	40,455	43,461
1 New Jersey Economic Development Authority Revenue
(School Facilities Construction) TOB VRDO	0.350%	11/7/12 (12)	6,975	6,975
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,276
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,315
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,000	2,318
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	5,577
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/13	7,215	7,384
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	25,170	29,201
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/16	4,700	5,490
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27	2,965	3,673
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	12/1/23	6,000	7,709
New Jersey Environmental Infrastructure Trust Revenue	4.000%	9/1/15	11,435	12,575
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/28	3,000	3,526
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,410
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,895
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	12,435
New Jersey GO	0.464%	11/1/12	30,000	30,005
New Jersey GO	0.464%	11/1/12	80,000	80,012
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,040
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,581
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,752
New Jersey GO	5.000%	8/1/16	5,190	6,031
New Jersey GO	5.000%	8/1/17	9,035	10,798
New Jersey GO	5.250%	7/15/19 (2)	5,000	6,272

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey GO	5.000%	8/15/20	30,000	37,648
1 New Jersey GO TOB VRDO	0.230%	11/1/12	8,830	8,830
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,410
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	10,124
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,803
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	0.200%	11/7/12 LOC	16,100	16,100
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/19	2,610	2,982
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/20	2,120	2,445
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/22	1,500	1,682
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	2,125
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23	12,860	14,737
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/20	3,000	3,578
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21	2,000	2,425
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/22	2,000	2,369
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/26	1,000	1,141
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/29	3,375	3,484
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,936
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.250%	11/1/12 LOC	7,100	7,100
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	6,500	7,357
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/29	1,110	1,150
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17 (ETM)	100	120
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	9,900	11,687
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	24
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,203
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,472
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	11,098
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,249
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	5,958
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	8,180
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	6,973
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	12,843
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15 (2)	1,750	2,005
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17	1,250	1,507
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	17,836
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,000	18,153
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	6,211
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,040	1,292
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	31,054
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/20 (3)	17,680	19,643
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	7,000	8,484
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	27,915	34,937
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	11,287
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (3)	34,200	43,444
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	11,000	13,776
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	31,823
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,785
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	9,620	12,245
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	45,900	57,472
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	2,500	3,130
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	22,000	28,038
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	25,000	32,567
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	20,000	24,316
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	74,680	44,821
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	600
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	24,000	13,757
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	98,285	53,600
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	4,122
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	10,000	5,182
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	25,325	12,451
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30	14,800	6,907
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	15,000	6,285
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.210%	11/7/12 (4)	15,830	15,830
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.500%	11/7/12 LOC	33,050	33,050

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	2,325	2,346
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	17,415
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	23,471
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,305
New Jersey Turnpike Authority Revenue	5.000%	1/1/24	7,000	8,569
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	10,000	12,122
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	17,092
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	13,200	15,741
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	24,800	29,452
Newark NJ GO	5.000%	10/1/19	3,505	4,184
Newark NJ GO	5.000%	10/1/20	2,455	2,955
Rutgers State University New Jersey Revenue	6.400%	5/1/13	905	932
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,653
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,905
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,308
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/13	14,945	15,270
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	11,425	12,341
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	14,585	16,052
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	15,925	17,559
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	18,260
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,595	32,243
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	50,562	49,313
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	33,410	31,867
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/23 (2)	7,330	7,354
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/27 (2)	10,100	10,135
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,388
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,445
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,133
				2,154,162
New Mexico (0.3%)
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	18,570
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,798
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,806
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,706
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/13 (2)	12,395	12,754
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	30,525	32,970
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	18,000	19,442
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16	7,260	8,518
				102,564
New York (15.2%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	1,185	1,290
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21	2,575	2,842
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22	2,680	2,922
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,883
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	7,000	7,571
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	3,750	4,056
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	3,000	3,245
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,000	1,105
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,500	1,657
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19	4,570	5,553
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26	6,775	8,102
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27	8,560	10,165
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29	6,315	7,436
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	2,500	2,927
Freeport NY GO	5.000%	1/15/17	1,575	1,794
Freeport NY GO	5.000%	1/15/18	1,685	1,960
Freeport NY GO	5.000%	1/15/19	1,920	2,265
Freeport NY GO	5.000%	1/15/20	2,070	2,460
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	2,900	3,362
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	1,335	1,548
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/20 (14)	10,000	11,385

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21 (14)	10,000	11,420
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21 (14)	33,615	38,387
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,847
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/25	20,000	23,992
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27	10,000	11,842
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	11,738
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/16	4,630	5,277
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/20	3,500	4,241
1 Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project) TOB VRDO	0.250%	11/7/12	6,665	6,665
Nassau County NY GO	4.000%	10/1/22	8,755	9,537
Nassau County NY GO	4.000%	10/1/23	5,245	5,653
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.210%	11/7/12	5,000	5,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.250%	11/7/12	17,280	17,280
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/21	2,605	3,014
New York City NY GO	5.000%	3/1/13 (Prere.)	9,000	9,144
New York City NY GO	5.000%	8/1/13	2,370	2,454
New York City NY GO	5.250%	8/1/13	17,515	18,168
New York City NY GO	5.750%	8/1/13	15	15
New York City NY GO	5.000%	8/1/14	2,505	2,705
New York City NY GO	5.000%	8/1/14	2,500	2,700
New York City NY GO	5.000%	8/1/14	6,500	7,019
New York City NY GO	5.250%	9/1/14	3,560	3,874
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,279
New York City NY GO	5.750%	8/1/15 (2)	5,650	5,676
New York City NY GO	5.000%	8/1/16	5,000	5,791
New York City NY GO	5.000%	8/1/17	7,610	9,059
New York City NY GO	5.000%	3/1/18	1,990	2,396
New York City NY GO	5.000%	8/1/18	6,000	7,303
New York City NY GO	5.000%	6/1/19	8,675	10,656
New York City NY GO	5.000%	8/1/19	12,130	14,362
New York City NY GO	5.000%	8/1/19	15,000	18,490
New York City NY GO	5.000%	8/1/19	5,000	6,163
New York City NY GO	5.000%	8/1/19	3,100	3,821
New York City NY GO	5.000%	8/1/19	4,500	5,547
New York City NY GO	5.000%	8/1/20	10,000	11,815
New York City NY GO	5.000%	8/1/20	32,355	39,816
New York City NY GO	5.000%	8/1/20	9,010	10,645
New York City NY GO	5.250%	9/1/20	4,565	5,637
New York City NY GO	5.000%	10/1/20	1,445	1,715
New York City NY GO	5.000%	2/1/21	12,300	14,327
New York City NY GO	5.250%	3/1/21	4,255	5,253
New York City NY GO	5.000%	8/1/21	23,065	26,485
New York City NY GO	5.000%	8/1/21	9,600	11,342
New York City NY GO	5.000%	8/1/21	59,135	72,645
New York City NY GO	5.000%	8/1/21	14,000	15,822
New York City NY GO	5.000%	8/1/21	15,750	19,230
New York City NY GO	5.250%	9/1/21	20,000	24,620
New York City NY GO	5.000%	10/1/21	7,545	9,416
New York City NY GO	5.000%	1/1/22	15,000	17,496
New York City NY GO	5.000%	8/1/22	7,050	8,365
New York City NY GO	5.000%	8/1/22	32,000	39,172
New York City NY GO	5.000%	8/1/22	6,020	7,293
New York City NY GO	5.000%	8/1/22	18,475	22,381
New York City NY GO	5.250%	8/15/22	25,250	30,876
New York City NY GO	5.000%	10/1/22	9,070	11,423
New York City NY GO	5.000%	8/1/23	2,000	2,440
New York City NY GO	5.000%	8/1/23	11,000	13,656
New York City NY GO	5.250%	8/15/23	21,820	26,614
New York City NY GO	5.000%	10/1/23	4,430	5,511
New York City NY GO	5.000%	11/1/23	8,000	8,714
New York City NY GO	5.000%	8/1/24	8,085	9,638
New York City NY GO	5.000%	8/1/24	5,310	6,411
New York City NY GO	5.000%	8/1/24	4,000	4,914
New York City NY GO	5.250%	8/15/24	25,945	31,467
New York City NY GO	5.000%	10/1/24	4,500	5,543
New York City NY GO	5.000%	6/1/25	5,145	5,675
New York City NY GO	5.000%	8/1/25	5,000	6,081

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/25	5,000	6,106
New York City NY GO	5.000%	10/1/25	10,985	13,446
New York City NY GO	5.000%	4/1/26	3,590	4,326
New York City NY GO	5.000%	8/1/26	5,000	6,060
New York City NY GO	5.000%	8/1/26	1,455	1,763
New York City NY GO	5.000%	10/1/26	23,890	29,024
New York City NY GO	5.000%	8/1/27	6,750	8,155
New York City NY GO	5.000%	10/1/27	15,000	18,165
New York City NY GO	5.000%	8/1/28	17,000	20,174
New York City NY GO	5.000%	5/15/29	7,900	9,367
New York City NY GO	5.000%	8/1/29	17,500	20,692
New York City NY GO	5.000%	8/1/30	23,000	27,078
New York City NY GO	5.000%	10/1/30	18,425	21,747
New York City NY GO	5.450%	4/1/31	6,560	7,962
New York City NY GO	5.000%	5/15/31	5,000	5,911
New York City NY GO	5.000%	10/1/31	34,050	40,100
New York City NY GO	5.000%	8/1/32	1,475	1,726
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/18	1,500	1,764
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	21,710
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	42,429
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	31,374
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	49,751
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,324
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	4,182
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,771
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,953
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,464
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	35,560
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	17,562
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,492
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.230%	11/1/12	11,200	11,200
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.230%	11/1/12	11,945	11,945
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.220%	11/7/12	1,300	1,300
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.220%	11/7/12	12,300	12,300
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.240%	11/7/12	6,245	6,245
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.220%	11/1/12	12,400	12,400
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,500	10,275
1 New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	0.210%	11/7/12	12,545	12,545
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/13 (ETM)	2,000	2,020
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/14	3,525	3,724
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/15	2,820	3,105
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/16	2,925	3,332
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17	5,150	6,007
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17	6,335	7,496
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19	3,875	4,718
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	5,204
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	8,225
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25 (14)	10,170	11,668
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	15,459
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,706
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	12,398
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	9,646
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	5,430
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	4,052
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29	3,550	4,019
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	11,005
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	21,146
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	7,154
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,658
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.220%	11/7/12	6,460	6,460
New York City NY Transitional Finance Authority Future Tax Revenue	5.375%	2/1/13	15	15
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	6,065	6,636
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/15	6,000	6,755
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15 (ETM)LOC	80	91
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	920	1,046
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	9,092

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,710	3,168
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	22,475	26,271
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	9,050	10,784
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	12,000	14,457
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	4,580	5,464
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	8,965	10,800
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/18	1,300	1,592
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	11,000	13,550
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	6,159
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	20,000	24,636
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19	3,000	3,723
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	12,342
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	3,181
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/20	540	626
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	2,480	3,130
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/21	7,740	9,705
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/21	28,625	33,144
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,030	20,305
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	30,000	36,974
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22	11,090	13,560
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/22	2,500	2,890
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	7,284
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	19,087
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,000	1,227
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	8,000	9,820
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,285	5,173
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	6,105
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	6,105
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	6,715
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	12,964
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	12,357
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	3,206
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	10,488
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	10,026
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,741
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,852
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	30,601
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	10,000	11,955
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	9,463
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	22,675
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	29,314
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	19,645
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.230%	11/1/12	15,625	15,625
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.180%	11/7/12	5,000	5,000
New York City NY Trust for Cultural Resources Revenue (Asia Society) VRDO	0.200%	11/7/12 LOC	6,120	6,120
New York City NY Trust for Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	9,215
New York City NY Trust for Cultural Resources Revenue (Pierpont Morgan Library) VRDO	0.190%	11/7/12 LOC	11,965	11,965
New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	1.350%	8/1/17	10,000	10,086
New York GO	4.500%	2/1/17	14,125	16,376
New York GO	4.500%	2/1/18	24,735	29,305
New York GO	4.500%	2/1/19	10,670	12,835
New York GO	5.000%	2/1/30	3,000	3,523
New York GO	5.000%	2/15/30	20,000	23,804
New York Liberty Development Corp. Revenue	5.000%	11/15/31	6,200	7,234
New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18	1,975	2,450
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,425	4,129
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	2,685	3,127
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	20,371
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23 (4)	10,000	11,563
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,550	7,950
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,891
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/24 (14)	9,005	10,049
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,505	7,822
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,930
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/25 (14)	9,435	10,424
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,778
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	10,000	11,855
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	31,000	37,034
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	15,000	17,676
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	5,355	6,366

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,850	4,505
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	16,000	18,908
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/27	22,625	26,501
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	15,000	17,698
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/28	9,000	10,500
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	13,635	16,009
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29	20,730	24,088
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,125	13,908
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,735	14,892
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	24,500	28,411
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31	8,000	9,013
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	8,500	9,868
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	26,898
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.210%	11/7/12 (13)	8,000	8,000
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.960%	11/1/17	18,000	18,050
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.160%	11/1/19	8,000	8,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/22	4,000	5,046
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/23	10,000	12,479
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,442
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,587
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,744
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	13,167
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,828
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,690
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,408
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,642
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.200%	11/7/12 LOC	25,185	25,185
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/15	17,315	19,522
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17	7,000	8,328
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,921
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/12 (Prere.)	45,130	45,222
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/12 (Prere.)	38,075	38,152
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/14 (2)	6,910	7,611
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	30,750	34,868
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,845
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,703
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22	10,255	12,562
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,972
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.750%	11/15/28 (14)	6,250	6,826
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,360
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	32,876
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.240%	11/7/12 (13)	7,000	7,000
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	12,237
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,419
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/24	2,000	2,405
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28	3,925	4,532
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,320	2,749
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,125	2,452
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30	4,330	5,032
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13 (14)	4,040	4,184
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13 (14)	3,155	3,268
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	3,000	3,580
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	5,000	6,109
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	6,482
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	7,202
1 New York State Dormitory Authority Revenue (City University System) TOB VRDO	0.220%	11/7/12	10,690	10,690
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	19,375	24,968
New York State Dormitory Authority Revenue (Cornell University) VRDO	0.200%	11/7/12	3,960	3,960
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,248
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,902
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,407
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	18,000	20,219
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,808
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,194
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,192
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	8,389
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,200	3,704
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,000	3,633
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	5,030	6,091
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	13
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	16,577

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/23 (14)	6,415	7,053
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/24 (14)	6,740	7,404
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	2,735	3,123
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,079
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,961
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/21	1,500	1,772
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/23 (14)	4,000	4,357
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/24 (14)	3,300	3,575
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/27 (14)	8,000	8,616
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/16 (14)	3,500	4,142
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	2,190
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22	3,445	4,148
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23	2,455	3,049
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29	2,000	2,254
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/32	2,475	2,646
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/13	2,135	2,250
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/14	3,250	3,572
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,745	5,264
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	11,515	13,917
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	36,270	44,733
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	25
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	33,000	39,717
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,060	14,828
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	34,650	41,583
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	9,171
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	255	280
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,848
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/24	30,000	37,408
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	16,820	19,491
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	10,500	12,789
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	21,233
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	3,113
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	10,000	11,520
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	8,500	10,493
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	13,000	15,715
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	36,738
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	29,840
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,565	2,929
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	5,790	6,711
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	20,000	23,943
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,875	3,442
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	6,810	8,037
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	29,736
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,177
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	37,876
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,848
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.210%	11/7/12	11,950	11,950
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.210%	11/7/12	12,800	12,800
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.200%	11/7/12	16,700	16,700
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	3,022
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	12,089
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	4,201
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	12,180
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,528
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	917
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	16,355	19,830
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	614
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	8,280
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	19,435	23,331
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,214
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,518
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	7,584
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,809
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,206
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	9,075
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,195

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,195
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	4,500	5,283
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	890
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	400	473
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	592
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	236
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	501
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	586
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	13,901
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	8,265
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	21,279
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,621
New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.220%	11/7/12 LOC	28,060	28,060
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.250%	5/15/15	1,905	2,065
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/20	3,500	4,353
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,200	11,543
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	4,000	4,795
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,000	3,582
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,189
1 New York State Dormitory Authority Revenue (Vassar College) TOB VRDO	0.240%	11/7/12	3,815	3,815
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	9,500	9,719
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,043
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,043
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,847
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	19,490
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	8/15/17	2,850	3,412
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	8/15/18	3,505	4,309
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/19	11,305	14,101
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20	10,000	12,568
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	14,910	18,238
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28	11,460	13,977
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	17,830	21,669
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	26,230	31,808
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	3,670	4,425
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,497
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/16	3,725	4,308
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,718
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	4,304
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	7,437
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	4,091
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	7,501
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	6,455
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	2,228
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.210%	11/7/12 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.230%	11/7/12 LOC	5,000	5,000
New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.250%	11/7/12 LOC	6,600	6,600
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,840
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	1,250	1,456
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	6,640	8,243
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.250%	11/7/12	11,500	11,500
New York State Mortgage Agency Revenue (NYHELP’s Education Loan)	5.000%	11/1/22	75	86
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	2,600	2,605
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,607
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	9,435
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,761
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	21,760
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	16,171
New York State Thruway Authority Revenue	5.000%	1/1/28	15,000	17,798
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	25,054

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/30	10,500	12,365
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	8,194
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,551
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	12,853
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,760
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	9,270
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,662
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,770
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,970
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,808
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	13,525
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,561
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	12,567
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	12,085
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/21	28,535	35,713
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	10,025
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23	20,945	26,034
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,252
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	8,103
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	25,693
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,997
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,964
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21	24,890	30,206
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	3/15/27	7,115	8,404
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29	7,000	8,408
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	27,467
New York State Urban Development Corp. Revenue	5.000%	12/15/14	3,125	3,434
New York State Urban Development Corp. Revenue	5.000%	1/1/15	19,500	21,362
New York State Urban Development Corp. Revenue	5.000%	12/15/15	4,000	4,563
New York State Urban Development Corp. Revenue	5.000%	1/1/16	22,360	25,396
New York State Urban Development Corp. Revenue	5.250%	1/1/17	12,000	14,189
New York State Urban Development Corp. Revenue	5.250%	1/1/18	36,140	43,673
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	8,901
New York State Urban Development Corp. Revenue	4.375%	3/15/22	9,020	10,374
New York State Urban Development Corp. Revenue	5.000%	12/15/22	2,000	2,450
New York State Urban Development Corp. Revenue	5.000%	12/15/23	2,615	3,183
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	9,079
New York State Urban Development Corp. Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	5,310	5,452
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	24,667
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	36,125	45,369
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	45,369
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	13,022
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	22,603
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	27,618
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,549
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,128
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	8,320
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,586
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,729
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	50,000	54,774
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	8,000	9,567
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	24,275	29,030
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	4,396
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,398
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	9,982
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	13,657
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	6,084
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	17,477
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	11/7/12	30,000	30,000
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.230%	11/7/12	9,200	9,200
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/17	250	282
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18	280	319
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	403
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	22,538
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28	25,000	27,519
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.210%	11/7/12 LOC	6,700	6,700
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.210%	11/7/12 LOC	8,000	8,000
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	16,646

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/14	3,000	3,301
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	3,000	3,434
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/16	3,000	3,423
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	2,000	2,349
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20	4,550	5,454
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	24,975	28,524
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26	15,000	18,219
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28	15,000	18,041
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	7,415	8,551
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/14	20,000	21,790
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/15	20,000	22,541
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.220%	11/1/12 LOC	1,300	1,300
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.200%	11/7/12 LOC	8,600	8,600
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,957
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	8,458
Westchester County NY GO	5.000%	10/15/18	6,480	8,042
Westchester County NY GO	5.000%	7/1/21	12,315	15,829
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	3,435	3,819
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	1,000	1,200
				5,727,738
North Carolina (2.1%)
Cary NC GO VRDO	0.210%	11/7/12	19,395	19,395
Charlotte NC COP	5.000%	6/1/16	2,000	2,300
Charlotte NC GO	5.000%	7/1/16	5,000	5,822
Charlotte NC GO	5.000%	7/1/17	4,300	5,156
Charlotte NC GO	5.000%	8/1/18	1,195	1,476
Charlotte NC GO	5.000%	7/1/22	3,280	4,241
Charlotte NC GO	5.000%	7/1/23	3,355	4,299
Guilford County NC GO	5.000%	3/1/18	8,585	10,488
Guilford County NC GO	5.000%	3/1/22	3,220	4,142
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,976
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,394
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,149
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,810
Mecklenburg County NC GO	5.000%	2/1/17	3,635	4,302
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,187
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,522
Mecklenburg County NC GO	5.000%	12/1/20	8,905	11,388
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,427
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,693
Moore County NC Revenue	4.000%	6/1/16	1,245	1,379
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27 (4)	9,900	11,082
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project) VRDO	0.300%	11/7/12 (4)	10,485	10,485
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.220%	11/7/12	11,100	11,100
North Carolina Capital Facilities Finance Agency Revenue (Meredith College) VRDO	0.210%	11/7/12 LOC	4,000	4,000
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	10,000	10,874
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,622
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	13,158
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	19,144
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	19,204
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,998
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	36,309
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	33,766
1 North Carolina Capital Improvement Revenue TOB VRDO	0.220%	11/7/12	6,695	6,695
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.300%	1/1/13 (Prere.)	4,000	4,033
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.375%	1/1/13 (Prere.)	3,000	3,026
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.375%	1/1/13 (Prere.)	4,700	4,740
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.375%	1/1/13	25,000	25,208
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/14	15,000	15,859
North Carolina Eastern Municipal Power Agency Power Systems Revenue	3.000%	1/1/16	1,815	1,937
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	4,000	4,519
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	1,500	1,695
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	5,000	5,649
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23	20,430	24,635
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26	22,510	25,693
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26	3,000	3,496
North Carolina GAN PUT	4.000%	3/1/18	11,000	12,401
North Carolina GO	5.000%	5/1/14	16,780	17,180
North Carolina GO	5.000%	6/1/16	15,050	17,471
North Carolina GO	5.000%	9/1/16	1,165	1,364
North Carolina GO	5.000%	3/1/17	1,925	2,284

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	3/1/18	10,000	11,808
North Carolina GO	5.000%	6/1/18	32,930	40,500
North Carolina GO	5.000%	6/1/19	7,000	8,776
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18 (4)	9,675	11,259
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,529
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/18	3,075	3,197
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30	2,435	2,720
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.230%	11/7/12 LOC	6,395	6,395
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,456
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,753
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,684
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	6,054
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	5,985
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/23	1,825	2,136
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/25	1,035	1,200
North Carolina Municipal Power Agency Revenue	5.250%	1/1/16 (4)	10,000	10,083
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17 (4)	15,290	15,416
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17	5,000	5,876
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18	5,000	6,014
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18 (14)	69,495	70,065
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19	3,085	3,668
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19 (14)	38,600	38,915
North Carolina Municipal Power Agency Revenue	5.000%	1/1/20	8,500	10,340
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	2,000	2,350
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20 (14)	10,000	10,080
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	4,500	5,027
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.230%	11/7/12	7,950	7,950
University of North Carolina University System Revenue	5.250%	10/1/27	1,720	2,064
University of North Carolina University System Revenue	5.250%	10/1/28	1,590	1,902
Wake County NC GO	5.000%	2/1/18	4,750	5,790
Wake County NC GO	5.000%	3/1/21	3,125	3,988
Wake County NC GO	5.000%	6/1/28	3,000	3,591
Wake County NC Public Improvement GO	5.000%	3/1/19	1,010	1,259
Winston-Salem NC Revenue	4.000%	3/1/15	2,400	2,595
Winston-Salem NC Revenue	5.000%	3/1/17	5,000	5,907
				808,505
Ohio (3.6%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.240%	11/7/12 LOC	12,600	12,600
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/32	8,000	8,850
1 Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron) TOB VRDO	0.220%	11/7/12 LOC	5,005	5,005
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,998
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	6,972
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	17,135
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,634
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,862
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,175
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,427
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,265
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	18,768
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,000	15,488
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	12,223
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,511
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,829
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,700
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	19,802
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	115,360	100,453
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	39,390	34,052
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,835
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,734
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	7,276
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,900
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,815
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	15,492

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	9,673
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,266
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	8,583
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	5,034
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	8,272
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	15,500
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	8,231
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	8,027
Cleveland OH Water Revenue	5.000%	1/1/22	3,000	3,750
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,962
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	3,043
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,702
Cleveland OH Water Works Revenue VRDO	0.190%	11/7/12 LOC	2,000	2,000
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/28	5,395	6,261
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	7,775	8,983
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	6,015
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	9,916
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	10,306
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.200%	11/7/12 LOC	38,560	38,560
Cleveland-Cuyahoga County OH Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.200%	11/7/12	18,000	18,000
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,149
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,476
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	7,020
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,323
Columbus OH GO	5.000%	7/1/16	2,500	2,907
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.220%	11/7/12 LOC	3,950	3,950
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.220%	11/7/12 LOC	2,530	2,530
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.220%	11/7/12 LOC	4,620	4,620
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	8,579
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,813
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,654
Cuyahoga OH Community College District Revenue	5.000%	8/1/22	6,610	7,845
Cuyahoga OH Community College District Revenue	5.000%	8/1/23	3,470	4,077
Cuyahoga OH Community College District Revenue	5.000%	8/1/24	2,500	2,911
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.210%	11/7/12 LOC	10,300	10,300
1 Franklin County OH Hospital Improvement Revenue
(Nationwide Children’s Hospital Project) TOB VRDO	0.220%	11/7/12	4,445	4,445
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.180%	11/7/12	1,420	1,420
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.200%	11/7/12	1,000	1,000
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	9,157
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	25,500
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,503
Huber Heights OH City School District GO	4.750%	12/1/24	890	1,027
Huber Heights OH City School District GO	4.875%	12/1/27	150	172
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,178
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,171
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,163
Kent State University OH Revenue	5.000%	5/1/30	1,750	2,028
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,621
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,990
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,990
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,616
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,616
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,603
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,603
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.220%	11/7/12	1,900	1,900
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,837
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,224
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,364
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.220%	11/7/12	8,500	8,500
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	5,500	5,780
1 Ohio Air Quality Development Authority Revenue
(FirstEnergy Generation Corp. Project) TOB VRDO	0.220%	11/7/12	10,000	10,000
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,069
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	6,166
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/21	10,000	12,207
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/26	1,975	2,248
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/17	5,565	6,606

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/17	2,295	2,738
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30	1,475	1,720
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	2,000	2,125
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,983
Ohio GO	5.000%	8/1/13	7,160	7,414
Ohio GO	5.000%	8/1/13	2,525	2,615
Ohio GO	5.000%	8/1/13	5,750	5,954
Ohio GO	5.250%	8/1/13 (4)	12,435	12,900
Ohio GO	5.500%	8/1/13	2,945	3,061
Ohio GO	5.000%	9/15/13	9,500	9,891
Ohio GO	5.000%	8/1/14	8,265	8,926
Ohio GO	5.000%	8/1/14	6,670	7,204
Ohio GO	5.000%	8/1/14	6,500	7,020
Ohio GO	5.000%	9/15/14	2,155	2,340
Ohio GO	5.000%	9/15/14	5,000	5,427
Ohio GO	5.500%	11/1/14	7,000	7,708
Ohio GO	5.000%	8/1/16	3,000	3,489
Ohio GO	5.000%	9/1/16	2,870	3,347
Ohio GO	5.000%	9/15/16	5,130	5,990
Ohio GO	5.000%	9/15/16	5,415	6,312
Ohio GO	5.000%	9/1/17	3,830	4,587
Ohio GO	5.000%	9/1/18	3,905	4,785
Ohio GO	5.000%	9/15/18	12,755	14,572
Ohio GO	5.000%	11/1/18	7,710	8,847
Ohio GO	5.000%	9/15/19	13,000	14,852
Ohio GO	5.000%	9/15/19	9,025	11,228
Ohio GO	5.000%	4/1/21	4,440	5,473
Ohio GO VRDO	0.200%	11/7/12	10,500	10,500
Ohio Higher Education Capital Facilities Revenue	5.250%	11/1/12 (Prere.)	3,710	3,710
Ohio Higher Education GO	5.000%	11/1/23	7,405	8,431
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29	4,500	5,260
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.220%	11/7/12	4,025	4,025
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,545
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,157
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	29,758
Ohio Higher Educational Facility Commission Revenue (Ohio Northern University Project) VRDO	0.220%	11/7/12 LOC	10,000	10,000
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,685
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	10,473
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	13,140
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.220%	11/7/12	1,900	1,900
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	3,440	3,624
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13 (14)	2,905	3,053
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13 (14)	10,135	10,653
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16 (4)	5,000	5,754
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16	5,000	5,754
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	10,310
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/20	4,000	4,851
Ohio State University General Receipts Revenue	5.250%	12/1/12 (Prere.)	2,000	2,008
Ohio State University General Receipts Revenue	5.000%	12/1/13 (ETM)	315	331
Ohio State University General Receipts Revenue	5.000%	12/1/13	2,820	2,963
Ohio State University General Receipts Revenue	5.250%	6/1/14 (ETM)	255	275
Ohio State University General Receipts Revenue	5.250%	6/1/14	2,610	2,809
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	310
Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	270
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	4,303
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,250	2,702
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,106
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,247
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	7,279
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,308
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	7,092
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.500%	11/7/12	5,950	5,950
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project) PUT	2.200%	6/1/16	10,000	9,989
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,575	1,691
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	425	456
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,963
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	6,295
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	11,652

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,952
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,255
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,478
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,717
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,974
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,550
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	4,062
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,457
University of Akron Ohio General Receipts Revenue	5.000%	1/1/19 (4)	1,000	1,210
University of Akron Ohio General Receipts Revenue	5.000%	1/1/22 (4)	2,700	3,203
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	9,391
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,879
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,897
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,306
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,295
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,851
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,504
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/20	1,000	1,231
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	3,062
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	7,624
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,189
				1,369,920
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25 (2)	18,070	19,879
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26 (2)	12,000	13,203
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,677
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	13,609
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.280%	11/1/12 (12)	10,135	10,135
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,400	3,590
Oklahoma Development Finance Authority Revenue (Waste Management Inc. Project) PUT	2.250%	6/2/14	4,000	4,098
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/28	1,045	1,224
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	8,206
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,385
Oklahoma Turnpike Authority Revenue	5.000%	1/1/29	2,000	2,370
Oklahoma Water Resource Board Revenue	5.000%	4/1/28	750	874
Oklahoma Water Resource Board Revenue	5.000%	4/1/29	750	873
Oklahoma Water Resource Board Revenue	5.000%	4/1/30	750	870
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,270
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,660
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,372
University of Oklahoma Revenue	5.000%	7/1/32	670	791
				97,086
Oregon (0.5%)
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,479
Oregon Department of Administrative Services COP	5.000%	11/1/20	9,660	11,794
Oregon Department of Administrative Services COP	5.000%	5/1/23	3,130	3,655
Oregon Department of Administrative Services COP	5.000%	5/1/24	1,750	2,028
Oregon Department of Administrative Services COP	5.000%	5/1/25	2,220	2,564
Oregon Department of Administrative Services COP	5.000%	5/1/26	3,520	4,047
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16	1,750	2,010
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,642
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/26	9,475	11,270
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/28	5,120	6,314
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,898
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	6,200	7,550
Oregon Department of Transportation Highway User Tax Revenue	4.500%	11/15/24	3,000	3,437
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	5,000	6,071
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	9,111
Oregon GO	5.000%	5/1/14	1,400	1,498
Oregon GO	5.000%	5/1/15	4,000	4,457
Oregon GO	5.000%	5/1/15	1,500	1,671
Oregon GO	5.000%	5/1/15	2,475	2,758
Oregon GO	5.000%	11/1/15	5,860	6,656
Oregon GO	5.000%	5/1/16	1,750	2,023
Oregon GO	5.000%	5/1/18	1,500	1,838
Oregon GO	5.000%	5/1/18	1,125	1,379
Oregon GO	5.000%	11/1/18	3,750	4,654
Oregon GO	5.000%	5/1/19	2,770	3,460
Oregon GO	5.000%	11/1/19	7,005	8,842
Oregon GO	5.000%	5/1/26	1,570	1,918
Oregon GO	5.000%	5/1/26	1,490	1,821

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon GO	5.000%	5/1/27	2,415	2,939
Oregon GO	5.000%	5/1/27	2,460	2,994
Oregon GO	5.000%	5/1/28	5,165	6,263
Oregon GO	5.000%	5/1/28	2,755	3,341
Oregon GO	5.000%	5/1/29	2,890	3,499
Oregon GO	5.000%	5/1/30	5,685	6,879
Oregon GO	5.000%	5/1/31	3,370	4,060
Oregon GO	5.000%	5/1/31	1,760	2,121
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	1,650	2,055
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	2,585	3,219
Oregon GO (Oregon University System Projects)	5.250%	8/1/29	2,725	3,388
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,050	2,547
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,865	3,560
Oregon GO (Oregon University System Projects)	5.250%	8/1/31	3,015	3,727
Oregon Health Sciences University Revenue	5.000%	7/1/21	2,090	2,552
Oregon Health Sciences University Revenue	5.000%	7/1/22	2,000	2,454
Oregon Health Sciences University Revenue	5.000%	7/1/23	1,000	1,223
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	13,070
Tri-County Metropolitan Transportation District Oregon (Payroll Tax & Grant Project)	5.000%	10/1/27	3,000	3,570
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.210%	11/7/12 LOC	5,420	5,420
				205,726
Pennsylvania (3.9%)
Allegheny County PA GO	5.000%	11/1/29	15,000	16,691
Allegheny County PA GO VRDO	0.230%	11/7/12 LOC	4,995	4,995
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,290	1,491
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31	2,720	3,138
Allegheny County PA Higher Education Building Authority University Revenue
(Point Park University) VRDO	0.220%	11/7/12 LOC	9,900	9,900
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	1.018%	2/1/21	12,000	11,619
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,272
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	6/1/26 (4)	1,000	1,160
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,000	2,187
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,076
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,247
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	3,685	3,974
Beaver County PA Industrial Development Authority Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,495
Beaver County PA Industrial Development Authority Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,515
Beaver County PA Industrial Development Authority Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,121
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.500%	11/15/16	1,410	1,467
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.750%	11/15/17	1,010	1,053
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	5.000%	11/15/18	1,100	1,147
Cambria County PA Industrial Development Authority Revenue
(American National Red Cross) VRDO	0.220%	11/7/12 LOC	13,085	13,085
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,707
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,818
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	15,325
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	10,362
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17	2,375	2,688
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	2,735	3,175
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	3,415	3,992
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	4,190	4,903
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	14,800	16,964
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	4,077
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,247
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,403
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	13,254
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/27	1,000	1,143
Delaware County PA GO	5.000%	10/1/16	3,240	3,783
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	25,000	25,066
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.230%	11/7/12	5,400	5,400
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.230%	11/7/12	5,200	5,200
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.200%	11/7/12 LOC	19,300	19,300

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.220%	11/7/12 LOC	16,500	16,500
Emmaus PA General Authority Revenue VRDO	0.250%	11/7/12 LOC	5,000	5,000
Indiana County PA Industrial Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	6,000	6,051
1 Lancaster County PA Hospital Authority Revenue (Lancaster General Hospital Project) TOB VRDO	0.220%	11/7/12	6,765	6,765
Lancaster PA Higher Education Authority College Revenue (Franklin & Marshall College)	5.000%	4/15/22	3,500	3,908
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	1/1/32	1,400	1,521
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/28	5,000	5,787
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	6,995	8,103
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/23	3,500	4,130
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/24	2,000	2,339
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,765	6,450
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	7,000	8,185
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/27	6,000	6,937
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	8,500	9,619
1 Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital) TOB VRDO	0.220%	11/7/12 LOC	11,010	11,010
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,069
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,108
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/21	1,000	1,099
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/22	1,000	1,100
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/23	1,500	1,647
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/24	3,000	3,256
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.220%	11/7/12	19,290	19,290
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.180%	11/7/12	4,255	4,255
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	1,695	1,934
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,642
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.450%	1/2/13	4,595	4,595
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	20,000	24,661
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21	7,000	8,558
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	15,000	17,214
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	991
Pennsylvania GO	4.000%	7/15/13	16,995	17,447
Pennsylvania GO	5.000%	7/1/14 (14)	5,010	5,169
Pennsylvania GO	5.000%	5/1/15	16,000	17,808
Pennsylvania GO	5.000%	8/1/15	5,120	5,754
Pennsylvania GO	5.000%	11/15/17	10,000	12,051
Pennsylvania GO	5.000%	7/1/18	2,250	2,752
Pennsylvania GO	5.000%	11/15/18	14,705	18,149
Pennsylvania GO	5.000%	5/1/19	15,000	18,590
Pennsylvania GO	5.000%	7/1/19	29,925	37,212
Pennsylvania GO	5.000%	6/1/21	20,000	25,313
Pennsylvania GO	5.375%	7/1/21	4,950	6,426
Pennsylvania GO	5.000%	6/1/22	8,000	10,169
Pennsylvania GO	5.000%	11/15/23	4,705	5,844
Pennsylvania GO	5.000%	11/15/26	8,000	9,776
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.220%	11/7/12 LOC	2,970	2,970
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,941
1 Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing) TOB VRDO	0.210%	11/7/12 LOC	10,195	10,195
Pennsylvania Higher Educational Facilities Authority Revenue (Gwynedd Mercy College) VRDO	0.200%	11/7/12 LOC	4,100	4,100
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,689
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,552
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,775
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,643
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,899
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,916
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/29	2,000	2,237
Pennsylvania Higher Educational Facilities Authority Revenue (Susquehanna University) VRDO	0.220%	11/7/12 LOC	4,900	4,900
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/24	1,250	1,491
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,454
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,346

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,316
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,596
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,715	3,143
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	4,039
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,544
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	817
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,917
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	576
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,143
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	0.200%	11/7/12 LOC	7,400	7,400
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	0.200%	11/7/12 LOC	9,500	9,500
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	9/1/17	3,420	4,098
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	9/1/28	2,405	2,881
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/13	5,000	5,174
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31	500	554
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,260
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,290
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,789
Pennsylvania Industrial Development Authority Economic Development Revenue	5.000%	7/1/18	3,000	3,568
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	3,091
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/20	12,180	14,554
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/23	17,530	20,413
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	6,080	6,574
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,462
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	6,620	7,108
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,951
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25 (4)	11,585	12,385
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,669
1 Pennsylvania State University Revenue TOB VRDO	0.290%	11/7/12 LOC	5,200	5,200
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	1,470	1,807
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	2,149
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/24	1,825	2,194
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25	2,190	2,615
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26	2,165	2,566
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,876
1 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.220%	11/7/12	11,000	11,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,335
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,605
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	19,814
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,935
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	4,057
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,782
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	2,028
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,723
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,719
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	55,711
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,375
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,785
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.350%	11/7/12 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue VRDO	0.220%	11/7/12	18,200	18,200
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/16	3,000	3,394
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,189
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,264
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,433
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	15,045
Philadelphia PA GO VRDO	0.210%	11/7/12 LOC	23,085	23,085
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	27,445
Philadelphia PA Industrial Development Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,771
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.210%	11/7/12 LOC	24,345	24,345
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.210%	11/7/12 LOC	10,000	10,000
Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13 (4)	11,105	11,349
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,255
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	4,113
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	8,256
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	20,634
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,898

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,582
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	35,111
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	6,100	7,006
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	5,000	5,728
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,125	16,693
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,372
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue	5.000%	9/15/17	3,990	4,769
niversity of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,160
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.500%	9/15/23	9,000	11,210
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/27	12,500	15,063
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,853
University of Pittsburgh of the Commonwealth System of
Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/29	11,250	13,629
1 University of Pittsburgh PA Revenue TOB VRDO	0.220%	11/7/12	6,660	6,660
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,401
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,547
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,884
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21	1,015	1,214
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22	1,160	1,377
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23	1,350	1,588
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24	1,420	1,660
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25	1,465	1,700
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30	6,185	7,031
				1,468,979
Puerto Rico (0.8%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,691
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,000	5,573
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/17 (10)	2,790	3,137
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/18 (10)	1,250	1,414
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	37,833
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	19,453
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	25,833
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,619
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	19,078
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/29	30,000	30,902
Puerto Rico GO	5.250%	7/1/13 (Prere.)	14,955	15,456
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,141
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,280
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/13 (14)	7,220	7,464
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/15 (14)	5,590	6,151
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/16 (3)	8,885	9,157
1 Puerto Rico Highway & Transportation Authority Revenue TOB VRDO	0.220%	11/7/12 (4)	10,550	10,550
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	14,683
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	6,979
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,549
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/29	9,700	9,985
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	835	896
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	328
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	29,745	33,330
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	29,165	30,934
				316,416
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,494
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	12,226
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,472
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	24,270
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	29,958
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26 (4)	4,900	5,281
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,108
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,466
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,786
				90,061

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (1.3%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19	3,105	3,575
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/26	12,610	14,046
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/27	33,070	36,750
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/28	2,730	3,041
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/16	5,000	5,634
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17	5,315	5,931
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	3,105
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	41,256
Greenville County SC School District Installment Revenue	5.000%	12/1/26	28,255	32,173
1 Greenville County SC School District Installment Revenue TOB VRDO	0.220%	11/7/12	3,445	3,445
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,212
North Charleston SC Tax Revenue	5.000%	12/1/12 (12)	2,945	2,956
North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,735
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,135
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,294
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	22,601
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,956
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	7,226
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	7,145
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	6,103
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,590
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	15,121
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,127
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,281
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,854
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,217
South Carolina GO	5.000%	3/1/16	6,165	7,089
South Carolina GO	5.000%	4/1/16	3,560	4,107
South Carolina GO	5.000%	4/1/18	1,255	1,534
South Carolina GO	5.000%	4/1/18	1,310	1,601
South Carolina GO	5.000%	4/1/18	2,635	3,220
South Carolina GO	5.000%	4/1/18	1,610	1,967
South Carolina GO	5.000%	4/1/18	2,445	2,988
South Carolina GO	5.000%	4/1/18	7,325	8,952
South Carolina GO	5.000%	4/1/18	2,400	2,933
South Carolina GO	5.000%	4/1/19	1,320	1,645
South Carolina GO	5.000%	4/1/19	1,715	2,137
South Carolina GO	5.000%	4/1/19	7,825	9,752
South Carolina GO	5.000%	4/1/19	2,495	3,109
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,323
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,897
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,782
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,539
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,705
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	1,775	1,779
South Carolina Public Service Authority Revenue	5.500%	1/1/13 (4)	5,000	5,044
South Carolina Public Service Authority Revenue	5.000%	12/1/16	7,225	8,466
South Carolina Public Service Authority Revenue	5.000%	1/1/28	6,735	7,775
South Carolina Public Service Authority Revenue	5.000%	1/1/29	2,900	3,339
1 South Carolina Public Service Authority Revenue TOB VRDO	0.210%	11/7/12 LOC	20,340	20,340
1 South Carolina Public Service Authority Revenue TOB VRDO	0.210%	11/7/12 LOC	24,495	24,495
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/13 (2)	5,200	5,431
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/14 (Prere.)	4,035	4,407
2 South Carolina Transportation Infrastructure Revenue	5.000%	10/1/21	26,730	33,040
				475,905
South Dakota (0.0%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,241

Tennessee (1.1%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	8,280	9,453
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	8,000	9,037
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	21,027
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	18,167
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	5,371
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,665
Memphis TN GO	5.000%	7/1/21	6,250	7,739

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,360
Memphis TN GO	5.000%	5/1/28	3,145	3,768
Memphis TN GO	5.000%	5/1/30	1,715	2,040
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/16	3,825	4,437
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,999
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/20	15,000	18,783
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/21	15,000	18,925
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,088
3 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	0.810%	10/1/17	11,500	11,500
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	2,500	3,076
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/21	2,000	2,477
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/22	1,000	1,249
Murfreesboro TN GO	5.000%	6/1/19	645	797
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	124
Shelby County TN GO	5.000%	4/1/19	400	495
Shelby County TN GO	5.000%	3/1/23	17,995	22,932
Shelby County TN GO VRDO	0.220%	11/7/12	13,440	13,440
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18	7,180	8,558
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19	2,000	2,390
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13	4,865	4,991
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.250%	6/1/14	13,995	14,873
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,634
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,619
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	19,800	21,894
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	39,290	44,513
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,570	65,639
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,000	11,053
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,000	5,506
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	10,175	11,099
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,476
Tennessee GO	5.000%	8/1/17	3,165	3,805
Tennessee GO	5.000%	10/1/17	6,000	7,250
Tennessee GO	5.000%	8/1/19	1,500	1,888
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	4,020	4,424
				413,561
Texas (8.2%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	21,555
Austin TX Independent School District GO	5.000%	8/1/13	10,000	10,358
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	2,500	3,064
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	350	443
Austin TX Water & Wastewater System Revenue	5.000%	11/15/29	6,045	7,385
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	6,084
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,836
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,950
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,690
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,554
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,893
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	15,165
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	15,485
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,670	5,681
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,354
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	2,664
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,000	2,315
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	3,480
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,750	3,925
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	2,612
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	2,350
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	1,829
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	1,903
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31	4,000	4,671
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	1,374
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	1,290
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	1,480

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	1,464
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	874
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,063
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	1,274
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	10,270	11,359
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	11,635	12,869
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	6,153
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	5,182
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	7,193
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	7,389
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,809
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,814
1 Collin County TX GO TOB VRDO	0.220%	11/7/12	10,925	10,925
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,926
2 Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20	2,940	3,680
2 Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/21	4,525	5,713
Dallas County TX Community College District GO	5.000%	2/15/27	2,690	3,249
Dallas County TX GO	4.000%	2/15/14	2,375	2,487
Dallas County TX GO	5.000%	2/15/15	1,845	2,035
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	12,113
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	12,113
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/26	11,385	12,669
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	14,130	15,657
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.220%	11/7/12	6,200	6,200
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	11,347
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,514
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,729
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,862
Dallas TX GO	5.000%	2/15/15 (Prere.)	11,675	12,907
Dallas TX GO	5.000%	2/15/21	5,000	6,322
Dallas TX GO	5.000%	2/15/22	14,000	17,789
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	21,378
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18	2,000	2,470
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/30	6,920	8,008
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,740	3,133
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	2,000	2,287
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/22	2,500	2,851
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/23	1,500	1,710
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/27	6,745	7,797
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	8,450
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	7,312
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,655
Denton TX Independent School District GO	5.000%	8/15/16	1,525	1,778
El Paso County TX GO	5.000%	2/15/31	5,000	5,849
El Paso County TX GO	5.000%	2/15/32	4,000	4,656
1 Fort Bend Grand Parkway Toll Road Authority Revenue TOB VRDO	0.220%	11/7/12	21,205	21,205
Fort Bend TX Independent School District GO	5.000%	8/15/17	1,560	1,869
Fort Worth TX GO	5.000%	3/1/17	5,090	6,006
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,321
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,616
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,368
Frisco TX GO	5.000%	2/15/17	1,000	1,177
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,903
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,904
Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,972
Garland TX Independent School District GO	5.000%	2/15/19	3,985	4,930
Garland TX Independent School District GO	5.000%	2/15/23	11,000	13,567
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	7,375	7,483
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	2,000	2,027
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15	10,000	11,334
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/16	12,000	13,998
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/17	17,000	20,361
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19	4,000	4,709
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/20	10,225	11,837
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.625%	2/15/25	39,530	46,250
Harris County TX Flood Control District Revenue	5.000%	10/1/29	2,950	3,519

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Flood Control District Revenue	5.000%	10/1/30	3,000	3,564
Harris County TX GO	5.000%	10/1/16	4,755	5,571
Harris County TX GO	5.000%	10/1/17	4,705	5,661
Harris County TX GO	5.000%	10/1/21	8,000	9,980
Harris County TX GO	5.000%	8/15/31	11,485	13,875
Harris County TX GO	5.000%	8/15/32	10,000	12,024
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/27	5,000	6,180
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.200%	12/1/29	4,000	4,407
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.250%	11/1/12	41,660	41,660
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.250%	11/1/12	24,120	24,120
Harris County TX Hospital District Revenue VRDO	0.210%	11/7/12 LOC	9,700	9,700
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/26	3,000	3,629
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/27	6,475	7,820
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/28	5,665	6,839
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/29	6,270	7,530
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/12	3,100	3,100
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/13	3,290	3,426
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/14	3,475	3,754
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19	4,535	5,468
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20	3,640	4,382
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21	4,295	5,142
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	3,786
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,082
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,612
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,835
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,447
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	4,134
Harris County TX Toll Road Revenue	5.000%	8/15/27	4,000	4,704
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	26,823
Harris County TX Toll Road Revenue	5.000%	8/15/28	5,000	5,861
Harris County TX Toll Road Revenue	5.000%	8/15/29	2,000	2,339
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,711
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,090
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	2,073
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,497
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,175
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,506
Houston TX Airport System Revenue	5.000%	7/1/31	10,000	11,576
Houston TX Community College GO	5.000%	2/15/17	1,000	1,177
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	9,200	10,429
Houston TX GO	5.000%	3/1/17	17,880	21,072
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/15	5,600	6,185
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17 (2)	13,760	12,385
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	14,020
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	16,106
Houston TX Utility System Revenue	5.250%	5/15/13 (14)	3,500	3,594
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,686
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,371
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	16,390
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	20,277
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,594
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,619
Houston TX Utility System Revenue	5.250%	11/15/30	23,805	28,757
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	12,321
Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,973
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,721
Houston TX Water & Sewer System Revenue	5.750%	12/1/12 (Prere.)	8,000	8,037
Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	6,059
1 Judson TX Independent School District TOB VRDO	0.230%	11/7/12 (12)	11,495	11,495
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,148
1 Lake Travis TX Independent School District GO TOB VRDO	0.220%	11/7/12	11,300	11,300
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	390	393
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	585	590
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,085
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,018
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,300	1,311
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	1,805	1,821

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	131
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	790	797
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,619
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	10,495
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,385	2,724
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,413
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,631
Lubbock TX GO	5.000%	2/15/23	700	867
Lubbock TX GO	5.000%	2/15/27	5,735	6,811
Lubbock TX GO	5.000%	2/15/29	4,335	5,106
Lubbock TX GO	5.000%	2/15/30	6,660	7,812
Lubbock TX GO	5.000%	2/15/31	4,120	4,806
1 Midland TX Independent School District TOB VRDO	0.230%	11/1/12	14,270	14,270
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	0.450%	1/2/13	11,300	11,300
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/23	7,410	8,532
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/24	5,895	6,744
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/25	5,250	5,971
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/26	6,225	7,046
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/27	8,920	10,047
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/28	8,040	9,037
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,506
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,762
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	18,119
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	26,514
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	49,360
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	31,106
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	53,460
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	23,475
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	13,149
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	6,047
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	5,237
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,707
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,768
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,528
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,945
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,810	7,835
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,563
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,697
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	14,214
North Texas Tollway Authority System Revenue	5.000%	9/1/31	25,000	29,256
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,681
North Texas Tollway Authority System Revenue PUT	5.750%	1/1/16	75,000	85,874
1 North Texas Tollway Authority System Revenue TOB VRDO	0.220%	11/7/12 (13)	2,200	2,200
North Texas University Revenue	5.000%	4/15/20	1,500	1,825
Northside TX Independent School District GO PUT	0.950%	8/1/13	9,770	9,817
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.160%	10/1/20	5,000	4,962
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17	16,000	17,700
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,284
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	25,283
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,455	10,975
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,511
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	17,833
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,192
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13 (ETM)	260	263
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13	4,740	4,800
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13 (4)	14,865	15,058
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13	10,000	10,130
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/15 (Prere.)	15,000	16,543
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	9,750	11,155
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	25,450	29,116
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	22,000	25,169
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	25,000	31,577
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	6,060	7,688
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,819
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,233
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	7,211
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,993
San Antonio TX Water Revenue	5.000%	5/15/27	5,435	6,489

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/20	2,250	2,787
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/22	9,100	10,986
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/29	4,375	5,276
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/30	2,000	2,460
Sugar Land TX GO	5.000%	2/15/30	3,445	4,053
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/30	40,335	44,369
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,600
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,238
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,764
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	19,631
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,974
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,803
Texas A&M University System Permanent University Fund Revenue	5.250%	7/1/14 (Prere.)	14,925	16,147
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	4,159
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13	5,535	5,677
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/26	4,495	5,341
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/28	4,475	5,307
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30	3,940	4,734
Texas GO	5.000%	4/1/15	1,435	1,594
Texas GO	5.000%	8/1/17	3,165	3,796
1 Texas GO TOB VRDO	0.230%	11/1/12	114,200	114,200
1 Texas GO TOB VRDO	0.210%	11/7/12	5,000	5,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	80,775	90,435
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,370	12,002
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,260	3,759
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	24,890	31,510
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	125
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	11,318
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	124
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,456
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	108
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	9,886
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	107
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	21,798
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	395
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	29,086
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	40,420
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,500	61,137
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	2,000	2,240
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/18	75,000	83,770
Texas State University System Revenue	5.000%	3/15/28	3,870	4,590
Texas State University System Revenue	5.000%	3/15/29	4,000	4,580
Texas State University System Revenue	5.000%	3/15/30	3,255	3,831
Texas State University System Revenue	5.000%	3/15/31	4,480	5,244
Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/23 (2)	10,040	11,420
Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/24 (2)	11,940	13,565
Texas TRAN	2.500%	8/30/13	60,000	61,135
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	10,000	10,036
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,300
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	11,490
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	10,139
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	12,058
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	27,427
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,847
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,697
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	7,672
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,709
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,584
Texas Water Financial Assistance GO	5.000%	4/1/20	20,000	23,484
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,470
Texas Water Financial Assistance GO	5.000%	8/1/28	5,755	6,980
Texas Water Financial Assistance GO	5.000%	8/1/29	2,555	3,088
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,581
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,793
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,906
University of Texas Permanent University Fund Revenue	5.000%	8/15/20	9,785	11,469

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	3,407
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	5,000	6,369
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31	9,835	12,044
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32	4,180	5,103
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.210%	11/7/12	10,030	10,030
Williamson County TX GO	5.000%	2/15/23	6,000	7,531
				3,092,728
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,497
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,483
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,848
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,622
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	923
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,427
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	6,845	7,363
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,521
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,406
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,707
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,706
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,914
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	26,400
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	13,083
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	5,042
Utah GO	5.000%	7/1/16	3,070	3,580
Utah GO	5.000%	7/1/16	23,735	27,677
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/17 (4)	1,135	1,362
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/18 (4)	3,100	3,818
				135,379
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,973
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project) VRDO	0.210%	11/7/12 LOC	7,020	7,020
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,998
				20,991
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	5,088
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,403
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	4,825	4,842
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,106
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,641
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,525
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	7,039
				28,644
Virginia (2.2%)
Arlington County VA GO	5.000%	8/15/17	5,955	7,171
2 Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,856
Fairfax County VA Economic Development Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,547
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	2.000%	4/1/14	2,905	2,972
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,659
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	11,403
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,838
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,702
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/25	2,000	2,295
1 Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project) TOB VRDO	0.220%	11/7/12	4,590	4,590
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	15,213
Fairfax County VA Public Improvement GO	5.000%	4/1/19	2,050	2,494
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	13,839
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	3,149
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	2,000	2,508
Hampton VA GO	4.000%	1/15/19	3,000	3,531
Hampton VA GO	5.000%	1/15/20	3,000	3,668
Loudoun County VA GO	5.000%	12/1/21	9,185	11,590

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	32,000	33,381
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	10,000	10,432
Newport News VA GO	4.000%	7/15/17	2,825	3,248
Norfolk VA Water Revenue	5.000%	11/1/15	550	624
Norfolk VA Water Revenue	5.000%	11/1/18	725	893
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,273
Portsmouth VA GO	5.000%	7/1/14 (ETM)	175	189
Portsmouth VA GO	5.000%	7/1/14 (4)	3,355	3,613
Richmond VA GO	5.000%	7/15/16	4,120	4,783
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	2,994
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,659
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/23	3,000	3,569
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,637
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	11,809
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,724
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,577
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	19,405	20,408
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	42,520	48,145
1 University of Virginia Revenue TOB VRDO	0.230%	11/1/12	9,000	9,000
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	8,848
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/13 (Prere.)	10,000	10,508
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	6,161
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/24	5,335	6,168
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/25	5,665	6,527
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/26	5,955	6,799
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,974
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16	1,020	1,166
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/17	1,000	1,178
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	10,595	12,407
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	18,575	22,898
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	10,415	12,797
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	1,000	1,255
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/28	5,840	6,985
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	3,000	3,380
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/17	11,035	13,210
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/18	8,010	9,225
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/19	8,430	9,708
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	8,855	10,198
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	9,320	10,733
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	9,105	10,486
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	18,000	22,774
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	9,887
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,520	10,567
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,515
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	10,000	12,703
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/23	2,000	2,508
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/24	2,790	3,472
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	21,000	26,168
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/24	1,800	2,236
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25	10,000	12,387
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	5,035	6,219
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	5,040	6,201

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	2,000	2,460
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	2,100	2,575
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	12,560	15,433
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	13,765	16,615
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	5,260	6,447
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	30,140	36,003
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	31,550	37,501
Virginia Public Building Authority Facility Revenue VRDO	0.210%	11/7/12	8,200	8,200
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	11,940	13,852
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	7,815	9,322
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/22	14,000	17,836
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25	11,540	14,029
Virginia Public Building Authority Revenue	5.000%	8/1/14 (Prere.)	10,000	10,820
Virginia Public School Authority Revenue	5.000%	4/15/13	7,160	7,318
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,242
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	9,183
Virginia Public School Authority Revenue	5.000%	8/1/17	10,660	12,715
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	20,143
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	3,117
Virginia Public School Authority Revenue	5.000%	8/1/24	5,480	6,823
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,359
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	13,797
				840,021
Washington (2.1%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,219
Clark County WA GO	4.750%	12/1/14 (Prere.)	3,275	3,574
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	25,000	31,051
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,000	25,060
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/15	6,710	7,515
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/16	9,735	11,274
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/18	14,000	17,095
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,930
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,857
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,835
King County WA GO	5.000%	7/1/17	5,360	6,376
King County WA Sewer Revenue	5.250%	1/1/27	1,890	2,303
1 King County WA Sewer Revenue TOB VRDO	0.220%	11/7/12	6,950	6,950
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,175
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,659
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	6,547
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,402
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,400
Port of Seattle WA Revenue	5.000%	8/1/27	18,635	22,234
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,902
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,905
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,462
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,485
University of Washington Revenue	5.000%	4/1/15	9,830	10,903
University of Washington Revenue	5.000%	7/1/27	6,925	8,574
University of Washington Revenue	5.000%	4/1/28	10,195	12,290
University of Washington Revenue	5.000%	7/1/28	11,490	14,165
University of Washington Revenue	5.000%	7/1/29	5,000	6,140
University of Washington Revenue	5.000%	4/1/30	9,315	11,143
University of Washington Revenue	5.000%	7/1/30	10,495	12,826
University of Washington Revenue	5.000%	4/1/31	10,500	12,490
University of Washington Revenue	5.000%	4/1/32	11,375	13,464
University of Washington Revenue	5.000%	7/1/32	5,000	6,039
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/19	3,445	4,247
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,951
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,823
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,526
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,642
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,624
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,989
Washington GO	5.700%	10/1/15 (4)	5,950	6,410
Washington GO	5.000%	7/1/17	32,460	38,709
Washington GO	5.000%	2/1/18	9,165	11,082
Washington GO	5.000%	7/1/19	6,940	8,630

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	0.000%	6/1/20 (3)	5,500	4,700
Washington GO	5.000%	7/1/20	10,000	11,923
Washington GO	5.000%	8/1/20	4,845	6,011
Washington GO	5.000%	7/1/23	10,000	12,520
Washington GO	5.000%	7/1/24	5,000	6,238
Washington GO	5.000%	1/1/25	1,750	2,111
Washington GO	5.000%	2/1/28	10,000	11,935
Washington GO	5.000%	2/1/29	6,790	8,109
Washington GO	5.000%	2/1/29	9,650	11,486
Washington GO	5.000%	7/1/30	5,000	5,829
Washington GO	5.000%	8/1/30	10,000	12,305
Washington GO	5.000%	8/1/30	20,980	25,133
Washington GO	5.000%	6/1/31	5,250	6,236
Washington GO	5.000%	2/1/32	6,170	7,347
Washington GO	5.000%	6/1/32	5,500	6,505
Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.200%	11/7/12	35,100	35,100
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,283
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,446
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,920
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,441
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,219
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,889
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	4,011
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	4,134
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	4,078
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,979
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,260
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,378
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	26,987
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,299
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/21	2,580	2,936
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/22	3,005	3,387
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/23	4,470	5,012
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/24	2,000	2,233
Washington State University General Revenue	5.000%	10/1/28	3,070	3,675
Washington State University General Revenue	5.000%	10/1/29	3,070	3,664
Washington State University General Revenue	5.000%	10/1/30	3,140	3,728
Washington State University General Revenue	5.000%	10/1/31	3,170	3,742
Washington State University General Revenue	5.000%	10/1/32	1,600	1,883
				783,949
West Virginia (0.3%)
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13	3,000	3,082
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co. - Amos Project) PUT	4.850%	9/4/13	10,000	10,273
West Virginia Economic Development Authority Revenue	5.000%	6/15/19	1,395	1,725
West Virginia Economic Development Authority Revenue	5.000%	6/15/21	3,500	4,324
West Virginia Economic Development Authority Revenue	5.000%	6/15/22	2,055	2,509
West Virginia Economic Development Authority Revenue	5.000%	6/15/23	1,745	2,111
West Virginia Economic Development Authority Revenue	5.000%	6/15/25	2,445	2,907
West Virginia Economic Development Authority Revenue	5.000%	6/15/27	5,085	5,982
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,395
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,767
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,348
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,337
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17	6,335	7,081
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,659
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,394
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,430	3,858
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,641
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/18	1,920	2,206
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/24	12,620	13,828
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/20	2,500	3,029
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/22	5,810	6,899
West Virginia University Revenue	5.000%	10/1/17	1,500	1,785
West Virginia University Revenue	5.000%	10/1/30	3,000	3,512
				96,652

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin (0.6%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	2,020
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	4,641
Milwaukee WI GO	5.000%	5/1/18	11,655	14,186
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,492
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	807
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,145
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,048
Wisconsin GO	5.000%	5/1/13	2,500	2,560
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,185
Wisconsin GO	5.000%	5/1/14 (14)	7,390	7,905
Wisconsin GO	5.000%	5/1/14	3,500	3,744
Wisconsin GO	5.000%	5/1/15	3,000	3,338
Wisconsin GO	5.500%	5/1/15 (14)	15,000	16,877
Wisconsin GO	5.000%	5/1/16	4,000	4,610
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,669
Wisconsin GO	5.000%	5/1/17	4,000	4,743
Wisconsin GO	5.000%	11/1/17	4,500	5,412
Wisconsin GO	5.000%	5/1/18	3,800	4,623
Wisconsin GO	5.000%	5/1/19	7,135	8,622
Wisconsin GO	5.000%	5/1/22	3,500	4,267
Wisconsin GO	5.000%	5/1/27	1,400	1,712
Wisconsin GO	6.000%	5/1/27	10,000	12,524
Wisconsin GO	5.000%	5/1/28	2,060	2,509
Wisconsin GO	5.000%	5/1/29	1,715	2,082
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,880
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,862
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	6,171
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,819
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,483
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,436
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,895
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22	1,100	1,330
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	831
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/25	1,825	2,161
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/26	1,570	1,846
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/27	2,000	2,343
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,176
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,742
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,920
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	13,121
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,572
Wisconsin Transportation Revenue	5.000%	7/1/19	8,840	10,973
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,825
				224,107
Total Tax-Exempt Municipal Bonds (Cost $34,446,857)				37,239,029

			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
5 Vanguard Municipal Cash Management Fund (Cost $437,719)	0.202%		437,719,000	437,719
Total Investments (99.9%) (Cost $34,884,576)				37,676,748
Other Assets and Liabilities (0.1%)
Other Assets				516,416
Liabilities				(488,456)
				27,960
Net Assets (100%)				37,704,708

Intermediate-Term Tax-Exempt Fund

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	34,987,568
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(74,413)
Unrealized Appreciation (Depreciation)
Investment Securities	2,792,172
Futures Contracts	(619)
Net Assets	37,704,708

Investor Shares—Net Assets
Applicable to 484,119,162 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,975,970
Net Asset Value Per Share—Investor Shares	$14.41

Admiral Shares—Net Assets
Applicable to 2,132,516,807 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,728,738
Net Asset Value Per Share—Admiral Shares	$14.41

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $1,103,176,000, representing 2.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2012.
3 Adjustable-rate security.
4 Securities with a value of $1,712,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (0.5%)
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	4,445	5,015
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	5,000	5,873
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,702
East Alabama Health Care Authority Health Care Facilities Revenue
(East Alabama Medical Center) PUT	5.000%	9/1/13 (Prere.)	5,000	5,194
Houston County AL Health Care Authority Revenue	5.250%	10/1/30 (2)	9,000	9,256
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,191
				37,231
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	6,947
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21	6,000	7,269
				14,216
Arizona (1.8%)
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37	3,750	4,313
Arizona COP	5.000%	9/1/23 (4)	12,140	13,575
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	12,500	13,903
Arizona State University COP	5.375%	7/1/13 (14)	2,905	2,917
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17	3,500	4,160
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	5,172
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	15,265	18,879
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	5,340
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21	3,190	4,081
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	10,025
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,123
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	4,000	4,821
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	6,375	7,593
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,500	8,069
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	15,000	16,138
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21 (14)	5,135	5,766
1 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.210%	11/7/12 LOC	8,200	8,200
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	10,000	11,728
				150,803
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	2,870	3,127
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,618
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,845	3,407
				9,152
California (15.7%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	1,865
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	3,188
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	4,018
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	12,655
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	9,471
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	4,317
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	6,648
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	3,165	3,649
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	5,000	6,167
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,650	9,149
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,000	6,111
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,375	6,391
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	7,560	8,905
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	10,000	12,177
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	4,145	4,468
California Economic Recovery Bonds GO	5.000%	7/1/15	5,990	6,450
California Economic Recovery Bonds GO	5.250%	7/1/21	8,750	10,802
California Educational Facilities Authority Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,968
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,758
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,184
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,855
California GO	5.250%	11/1/13 (Prere.)	2,000	2,100
California GO	5.000%	2/1/14 (Prere.)	1,500	1,584
California GO	5.000%	2/1/14 (Prere.)	3,565	3,766
California GO	5.500%	4/1/18	7,000	8,560
California GO	5.000%	6/1/19 (14)	4,500	5,246
California GO	5.000%	9/1/20	5,130	5,916
California GO	5.000%	10/1/20	10,000	12,283
California GO	5.250%	9/1/22	11,500	14,520

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	9/1/24	12,500	15,194
California GO	5.625%	4/1/26	21,900	25,891
California GO	6.000%	3/1/33	4,000	4,960
California GO	6.500%	4/1/33	41,500	52,180
California GO	6.000%	11/1/35	10,000	12,228
California GO	5.000%	9/1/36	5,750	6,467
California GO	4.500%	10/1/36	1,500	1,542
California GO	6.000%	4/1/38	10,340	12,425
California GO	6.000%	11/1/39	5,000	6,071
California GO	5.250%	11/1/40	18,000	20,545
California GO	5.000%	9/1/42	9,385	10,448
1 California GO TOB VRDO	0.230%	11/2/12	23,000	23,000
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,344
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,671
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,322
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/51	15,000	16,588
California Health Facilities Financing Authority Revenue (Pomona Valley Hospital Medical Center)	5.750%	7/1/15 (14)	5,180	5,195
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,242
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/51	8,325	9,301
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,241
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38	4,000	4,275
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	18,023
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.250%	2/1/39	15,000	16,416
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.500%	4/1/13	10,000	10,093
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	5,000	5,783
California Public Works Board Lease Revenue (Community Colleges)	5.625%	3/1/16 (2)	9,340	9,378
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26	6,000	6,848
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	2,500	2,840
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/34	10,000	11,852
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/20	2,000	2,421
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	5,000	5,650
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,495
California State University Revenue Systemwide	5.000%	11/1/21	5,000	6,283
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	11,388
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,746
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	12,500	13,845
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	7,000	7,429
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	10,500	11,690
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,435
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	4,000	4,322
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,797
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (Prere.)	26,020	26,743
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	10,825	11,189
2 Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	20,756
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	12,090	10,776
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	5,345	4,762
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	17,161
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,151
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,764
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,929
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,756
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	12,629
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,623
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40	10,000	11,304
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31 (4)	12,500	13,694
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38	4,000	4,661
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	5,000	5,577
Los Angeles CA GO	5.000%	9/1/22	3,475	4,343
Los Angeles CA GO	5.000%	9/1/22	9,745	12,179
Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	9,000	9,301
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	11,023
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	8,096
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	8,593
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	31,481
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	8,182
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,560
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	13,335

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	7,000	8,538
1 Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	0.210%	11/1/12	300	300
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	5,000	5,948
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/30	3,500	3,999
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	2,790	3,168
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,000	5,601
M-S-R California Energy Authority Revenue CP	6.500%	11/1/39	10,000	14,001
M-S-R California Public Power Agency Revenue (San Juan Project)	6.125%	7/1/13 (2)	2,020	2,084
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	7,765	9,667
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	5,000	5,740
Metropolitan Water District of Southern California Revenue VRDO	0.210%	11/7/12	1,835	1,835
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,232
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	18,910	24,013
Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	6,481
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/40	3,500	4,314
1 Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) TOB VRDO	0.240%	11/7/12	8,650	8,650
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,764
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	8,671
Sacramento CA Municipal Utility District Revenue	6.500%	9/1/13 (14)	2,435	2,520
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	4,750	5,767
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	1,385	1,669
Sacramento CA Municipal Utility District Revenue VRDO	0.230%	11/7/12 LOC	3,000	3,000
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	12,071
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	18,443
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	5,770	6,917
San Diego CA Unified School District GO	0.000%	7/1/13 (ETM)	7,160	7,142
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,853
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	4,098
San Diego CA Unified School District GO	0.000%	7/1/39	6,300	1,671
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	1,893
San Diego CA Unified School District GO	0.000%	7/1/41	10,000	2,402
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	10,000	11,772
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	10,000	11,824
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	4,991
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	11,415	11,671
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,055
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/33	5,000	5,482
San Ramon Valley CA Unified School District GO	5.000%	8/1/23	2,500	3,138
San Ramon Valley CA Unified School District GO	5.000%	8/1/24	2,810	3,493
Santa Monica CA Community College District GO	0.000%	8/1/25	2,165	1,357
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	2,720	2,926
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	11,591
Southern California Public Power Authority Revenue	5.000%	7/1/27	5,000	5,930
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,670	3,169
Southern California Public Power Authority Revenue (Transmission Project)	0.000%	7/1/14	8,500	8,360
State Center California Community College District GO	5.000%	8/1/31 (4)	16,100	17,762
Tobacco Securitization Authority Revenue (Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	2,119
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,275	4,652
University of California Revenue	4.500%	5/15/31 (4)	14,920	15,710
University of California Revenue	5.000%	5/15/35	3,675	4,164
Ventura County CA Community College District GO	5.500%	8/1/33	12,000	14,240
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	13,875
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,844
				1,279,180
Colorado (2.3%)
Aurora CO COP	5.000%	12/1/27	3,675	4,173
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,644
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,717
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/41	4,000	4,381
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,234
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/40	2,035	2,215
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.200%	11/7/12	4,600	4,600
Colorado Springs CO Utility System Revenue	5.000%	11/15/13 (Prere.)	12,725	13,348
Colorado Springs CO Utility System Revenue	5.375%	11/15/16 (2)	12,790	12,816
Colorado Springs CO Utility System Revenue	5.375%	11/15/17 (2)	13,490	13,517
Denver CO City & County Airport Revenue	5.000%	11/15/32	4,000	4,625
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13 (14)	10,000	9,829
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,795	5,394
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	10,185	9,166
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	10,124

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	12,724
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	5,251
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	6,686
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.700%	6/15/16 (Prere.)	15,000	17,732
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	16,000	18,971
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/34	5,000	5,819
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/41	11,500	13,334
University of Colorado Enterprise System Revenue	5.750%	6/1/28	1,000	1,259
				191,559
Connecticut (0.7%)
Connecticut GO	5.000%	12/1/19	8,225	10,254
Connecticut GO	5.000%	12/1/20	10,000	12,263
Connecticut GO	5.000%	11/1/22	7,150	8,900
Connecticut GO	5.000%	4/15/25	10,000	12,217
Connecticut GO	5.000%	4/15/26	5,000	6,094
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	8,500	9,218
				58,946
District of Columbia (0.4%)
District of Columbia Revenue (Georgetown University)	5.500%	4/1/36	5,000	5,494
District of Columbia Revenue (Washington Drama Society) VRDO	0.210%	11/7/12 LOC	4,875	4,875
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	8,000	9,259
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	13,000	15,167
				34,795
Florida (6.9%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	1.150%	12/1/37	10,000	8,284
Broward County FL Airport System Revenue	5.000%	10/1/37	12,500	14,004
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	15,000	17,034
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,051
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	18,000	19,787
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,733
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,862
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,000	11,273
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (14)	13,770	15,948
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,805
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13 (Prere.)	5,000	5,185
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (14)	11,900	12,342
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (3)	8,000	8,973
Florida Board of Education Public Education Capital Outlay GO	5.500%	6/1/19	5,565	7,084
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34	2,695	3,149
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.210%	11/7/12	3,000	3,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	11/7/12	9,600	9,600
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	8,175	9,647
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21	8,610	10,049
Florida Department of Transportation GO	5.000%	7/1/32 (4)	9,750	10,605
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	5,000	5,547
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	5,000	5,665
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,207
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	278
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	210
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	290
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,334
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,589
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/27	4,085	4,389
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	4,326
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	15,162
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.230%	11/1/12	1,400	1,400
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/33	3,500	4,037
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,322
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	5,000	5,390
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	12,730	13,505
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/29	7,750	8,107
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/21	2,000	2,425
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	5,583
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	16,031

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	4,270	4,810
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,948
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41	8,000	9,133
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,363
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,811
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26 (2)	17,240	18,763
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40	6,500	7,109
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,786
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,592
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	11,252
3 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	11,265
3 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,774
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.230%	11/1/12 LOC	1,700	1,700
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,000	7,922
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	5,265	5,840
Orlando & Orange County FL Expressway Authority Revenue	8.250%	7/1/13 (14)	9,695	10,161
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	3,555	4,218
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,586
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/38	5,000	5,445
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	20,000	22,984
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	19,511
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	8,000	9,134
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,268
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	4,300	4,869
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/39	5,000	5,558
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,291
1 South Florida Water Management District COP TOB VRDO	0.210%	11/1/12	9,500	9,500
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/32	8,000	8,797
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	14,219
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.200%	11/7/12 LOC	1,400	1,400
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,162
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,955
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,232
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	7,407	8,443
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/30	1,525	1,880
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/31	1,600	1,967
				562,860
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	3,360	4,052
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33 (4)	10,020	10,559
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	3,002
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,740
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,147
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,723
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,817
Atlanta GA Airport Revenue	5.000%	1/1/37	5,000	5,672
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,666
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	26,425	26,500
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,278
Cobb County GA Kennestone Hospital Authority Revenue	5.250%	4/1/41	10,000	11,189
Dalton County GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	14,102
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,306
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	6,650	7,639
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	5,000	5,678
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,582
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,917
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,686
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	10,305	11,993
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	17,836
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18	9,670	11,148
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,000	9,750
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/19	5,000	6,100
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	8,003
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/18	7,000	8,385
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,747
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.220%	11/7/12	2,955	2,955
Private Colleges & University Authority of Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	3,860	4,221
				219,393

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii (0.6%)
Hawaii GO	5.000%	12/1/21	5,150	6,554
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,891
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,911
Honolulu HI City & County GO	5.250%	4/1/28	8,000	9,511
Honolulu HI City & County GO	5.250%	4/1/30	8,000	9,458
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,435
Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,807
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/36	5,000	5,924
University of Hawaii Revenue	6.000%	10/1/38	2,500	3,053
				50,544
Idaho (0.2%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/33	6,000	7,184
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,612
				14,796
Illinois (8.0%)
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/16 (14)	8,500	8,018
Chicago IL Board of Education GO	0.000%	12/1/13 (2)	5,000	4,951
Chicago IL Board of Education GO	0.000%	12/1/14 (2)	5,000	4,898
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,962
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,987
Chicago IL Board of Education GO	5.000%	12/1/42	27,925	30,343
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	8,184
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	4,315
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	9,335
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,668
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,236
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,650
Chicago IL GO	5.000%	12/1/22	3,230	3,786
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,773
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,466
Chicago IL GO	5.000%	1/1/28 (4)	7,500	8,201
Chicago IL GO	5.650%	1/1/28 (14)	2,820	3,166
Chicago IL GO	5.250%	1/1/35	5,000	5,632
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,868
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,770
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	19,343
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/40	2,000	2,154
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.360%	11/7/12 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,565
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	36,697
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,870
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	6,198
Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	15,056
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,828
Cook County IL GO	5.250%	11/15/28	6,000	7,062
Illinois Development Finance Authority Hospital Revenue
(Evanston Northwestern Healthcare Corp.) VRDO	0.210%	11/1/12	6,100	6,100
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,926
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.230%	11/7/12	15,430	15,430
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	4,250	4,819
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	4,000	4,471
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	6,001
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,752
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39	4,000	4,437
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/36	15,000	16,914
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	10,000	10,757
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,279
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	15,000	18,251
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,345	7,365
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,472
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,383
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	16,000	19,164
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,581
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30	3,000	3,345
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/33	7,750	9,443
Illinois Finance Authority Revenue (University of Chicago)	5.500%	7/1/37	10,000	12,050
Illinois GO	2.000%	2/1/13	17,205	17,280
Illinois GO	5.000%	8/1/20	10,000	11,651
Illinois GO	5.000%	3/1/21	4,000	4,641

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	8/1/21	7,000	8,144
Illinois GO	5.000%	8/1/24	9,000	10,159
Illinois GO	5.000%	8/1/25	2,000	2,245
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	19,155	22,952
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,556
Illinois Sales Tax Revenue	5.000%	6/15/19	5,000	6,078
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,870
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,958
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,891
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,932
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	22,489
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	6/15/20	5,000	5,257
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/20	4,500	4,916
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/14 (14)	16,100	15,575
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,028
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	12,000	13,259
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	5,000	6,149
1 Metropolitan Pier & Exposition Authority Illinois Hospital Facilities Revenue TOB VRDO	0.710%	11/7/12 (ETM)	11,405	11,405
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,839
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,808
Springfield IL Water Revenue	5.000%	3/1/37	8,000	9,202
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,503
Will County IL Community School District GO	0.000%	11/1/13 (ETM)	10,000	9,944
				651,458
Indiana (1.3%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/18	4,450	5,314
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	3,069
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,306
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.220%	11/7/12 LOC	10,300	10,300
3 Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42	9,000	9,830
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.210%	11/7/12	3,890	3,890
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,942
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39	7,045	7,528
Indiana Municipal Power Agency Revenue	6.125%	1/1/13 (ETM)	2,545	2,570
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,417
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,434
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/28 (4)	6,160	7,517
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	6,245	7,625
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	8,800	10,564
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	8,846
				108,152
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Alcoa Inc. Project)	4.750%	8/1/42	11,000	11,206

Kansas (0.1%)
Burlington KS Pollution Control Revenue (Kansas Gas & Electric Co. Project)	4.850%	6/1/31 (14)	7,500	7,859

Kentucky (1.0%)
Kentucky Asset/Liability Commission General Fund Revenue	0.698%	11/1/17 (14)	7,425	7,320
Kentucky Asset/Liability Commission General Fund Revenue	0.818%	11/1/21 (14)	23,695	22,805
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,758
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,769
Kentucky Property & Building Commission Revenue	5.250%	2/1/18	5,080	6,135
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	15,000	18,479
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,687
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	6,500	7,322
				83,275
Louisiana (1.4%)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	8,982
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	7,662
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,574
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	7,500	9,198

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,814
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	4,000	4,776
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	14,000	15,847
3 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42	5,000	5,418
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	10,477
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,855
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	5,120
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,390
St. John Baptist Parish LA Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37	12,500	13,446
Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39	14,500	14,862
				117,421
Maryland (0.7%)
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,905
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	5.000%	6/1/28 (12)	500	521
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	5.000%	6/1/33 (12)	2,500	2,583
Maryland GO	5.000%	3/1/21	5,000	6,224
Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,747
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/30	1,000	1,192
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/32	2,000	2,359
Maryland Health & Higher Educational Facilities Authority Revenue (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	16,617
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	7.000%	7/1/22 (14)	11,485	14,104
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/34 (14)	2,900	3,056
				57,308
Massachusetts (3.8%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/34	2,500	2,911
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21 (ETM)	6,680	7,622
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	7,235	9,576
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	4,253
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.500%	11/7/12	10,334	10,334
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.710%	11/7/12	12,980	12,980
Massachusetts College Building Authority Revenue	0.000%	5/1/17 (ETM)	7,460	7,120
Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,848
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,124
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,058
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,651
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	11,632
4 Massachusetts GO	0.590%	9/1/14	5,000	5,000
Massachusetts GO	5.500%	8/1/20	1,000	1,294
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	9,378
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36	10,000	12,110
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	7,999
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,706
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	8,744
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	11,275
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	5,000	6,361
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	10,000	12,621
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	16,230	17,888
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	9,468
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	7,706
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	10,621
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	9,099
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,160	6,599
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	20,000	23,925
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31 (2)	21,000	23,639
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	5,000	5,996
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35 (14)	12,000	13,743
Massachusetts Water Resources Authority Revenue	5.250%	8/1/42	5,000	5,923
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	3,000	3,423
				308,627

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan (1.9%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	3,014
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,189
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,316
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,452
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	8,000	9,031
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	6,679
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,752
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	1/15/42	10,805	11,910
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/21	2,750	3,487
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,863
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,835
Michigan GO	5.250%	9/15/26 (4)	14,000	15,595
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,500
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/39	5,000	5,757
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46	12,000	12,714
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.230%	11/7/12 LOC	6,810	6,810
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/39	9,000	10,482
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,769
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	4,555	4,071
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/34	10,675	9,604
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,445	3,891
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	9,162
University of Michigan University Revenue	5.000%	4/1/18	6,950	8,452
				154,335
Minnesota (0.3%)
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	4,250	5,122
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/17	1,940	2,251
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/19	2,100	2,496
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,436
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,868
				23,173
Mississippi (0.5%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/36 (10)	10,000	10,246
Mississippi GO	5.000%	10/1/36	10,000	11,665
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,513
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,194
				38,618
Missouri (0.7%)
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	11,660	12,027
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	3,500	3,908
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Lester Cox Medical Center)	5.250%	6/1/15 (14)	3,295	3,421
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	12,750	15,088
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/39	8,000	9,291
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.750%	1/1/29	5,000	5,487
St. Louis MO Special Obligation Revenue	5.000%	12/1/19	4,045	5,046
				54,268
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,484
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,513
Nebraska Investment Finance Authority Single Family Housing Revenue	5.900%	9/1/36	3,385	3,634
Omaha NE Public Power District Electric Revenue	5.500%	2/1/39	5,000	5,789
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,783
				24,203
Nevada (1.0%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,168
Clark County NV School District GO	5.000%	12/15/14 (Prere.)	12,590	13,827
Clark County NV School District GO	5.000%	6/15/19 (14)	9,155	10,207
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	2,000	2,115
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	11,710	12,470
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,240
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,761
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,165
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,400
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,753
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,665
				83,771

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,824
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,465
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	2,050	2,185
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	5,000	6,079
				12,553
New Jersey (4.6%)
Essex County NJ Improvement Authority Revenue
(Jewish Community Center of MetroWest Inc. Project) VRDO	0.180%	11/7/12 LOC	2,000	2,000
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/14 (ETM)	10,185	11,212
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/15 (ETM)	10,820	12,506
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.230%	11/1/12 LOC	1,800	1,800
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.230%	11/1/12 LOC	3,600	3,600
4 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.910%	2/1/16	2,500	2,569
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	31,453
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20 (2)	6,515	7,089
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	25,000	31,161
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	12,888
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	11,830
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,452
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	22,000	24,550
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,648
New Jersey Educational Facilities Authority Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,391
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	5.250%	12/1/12	5,830	5,850
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	9,131
1 New Jersey Environmental Infrastructure Trust TOB VRDO	0.230%	11/7/12	4,015	4,015
New Jersey GO	5.000%	8/15/20	4,750	5,961
1 New Jersey GO TOB VRDO	0.230%	11/1/12	1,375	1,375
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,392
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.200%	11/1/12 LOC	1,200	1,200
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/29	1,110	1,150
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	2,690	2,885
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38	1,125	1,191
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.220%	11/7/12	5,100	5,100
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13 (14)	580	592
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13 (ETM)	310	316
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13 (4)	55	56
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15 (14)	3,200	3,666
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/17 (4)	7,000	8,508
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	36,000	45,825
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	6,163
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	10,643
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	5,180	6,512
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	8,808
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	8,180
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	23,000	11,917
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,106
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	321
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	790	922
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	3,035	3,296
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	32,558
South Jersey Transportation Authority New Jersey Transportation System Revenue VRDO	0.210%	11/7/12 LOC	8,085	8,085
				375,873
New Mexico (0.5%)
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	10,000	10,801
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	7,041
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/42	14,745	16,276
1 New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) TOB VRDO	0.220%	11/7/12	6,670	6,670
				40,788
New York (15.0%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	7,019
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	4,200	4,543
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/22	2,000	2,466

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/24	8,120	9,802
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25	6,710	8,027
Geneva NY Industrial Development Agency Civic Facility Revenue
(Colleges of the Seneca Project) VRDO	0.230%	11/7/12 LOC	9,370	9,370
Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47 (14)	11,075	11,483
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	7,000	8,265
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/13 (4)	11,000	10,981
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/25	3,680	4,421
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/33	3,000	3,742
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/38	2,500	2,801
Long Island NY Power Authority Electric System Revenue VRDO	0.220%	11/7/12 LOC	13,300	13,300
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/32	3,000	3,304
Nassau County NY Tobacco Settlement Corp. Revenue	5.000%	6/1/35	6,355	4,823
New York City NY GO	5.000%	8/1/17	10,000	11,905
New York City NY GO	5.000%	8/1/19	14,000	17,257
New York City NY GO	5.000%	8/1/19	2,000	2,465
New York City NY GO	5.000%	8/1/21	6,000	7,325
New York City NY GO	5.000%	8/1/21	15,000	18,679
New York City NY GO	5.125%	12/1/23	12,875	15,430
New York City NY GO	5.000%	8/1/24	5,000	5,895
New York City NY GO	5.000%	8/1/25	5,000	6,081
New York City NY GO	5.000%	10/1/25	11,800	14,205
New York City NY GO	5.000%	8/1/27	7,000	8,398
New York City NY GO	5.000%	8/1/31	5,000	5,874
New York City NY GO	5.000%	10/1/31	5,000	5,975
New York City NY GO	5.000%	8/1/32	14,000	16,387
New York City NY GO	5.000%	10/1/32	5,260	6,261
New York City NY GO VRDO	0.240%	11/1/12 LOC	5,800	5,800
New York City NY GO VRDO	0.240%	11/1/12	2,300	2,300
New York City NY GO VRDO	0.240%	11/1/12	1,000	1,000
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,784
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	6,890
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	3,430
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	6,558
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,627
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	17,236
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,704
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,983
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,110
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,609
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,397
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	18,033
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	12,000	13,587
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,820
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,914
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.220%	11/1/12	4,800	4,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.250%	11/1/12	2,900	2,900
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28	12,000	13,906
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	18,689
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,819
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	3,209
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,195	4,032
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,135	3,956
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	7,000	8,834
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	2,000	2,496
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/23	7,225	8,819
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/26	7,000	7,232
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	11,780	13,553
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,931
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	7,000	7,949
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	5,250	6,179
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,940	12,728
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	7,050	7,984
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	14,420	16,713
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.190%	11/7/12	1,980	1,980
New York City NY Trust for Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.220%	11/1/12	1,600	1,600
New York GO	5.000%	2/1/30	3,385	3,975

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York GO	5.000%	2/15/30	4,000	4,761
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,500
New York Liberty Development Corp. Revenue	5.000%	12/15/41	10,000	11,338
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,550	22,619
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	7,074
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	10,000	11,897
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.220%	11/7/12	10,515	10,515
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (12)	8,415	10,570
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,891
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,930
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,600	7,937
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,500	7,577
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	5,000	5,607
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	7,500	8,514
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,238
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	6,135
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,681
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20	2,000	2,446
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22	4,000	4,900
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,657
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,362
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/26	2,570	3,054
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,752
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,000	9,143
New York State Dormitory Authority Lease Revenue
(Municipal Health Facilities Improvement Program)	5.000%	1/15/19	4,000	4,593
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40	8,700	9,782
New York State Dormitory Authority Revenue (Columbia University)	5.000%	7/1/40	10,000	11,426
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	9,644
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19	3,890	4,794
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	13,189
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,800	3,239
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42	5,800	6,620
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	12,131
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/20	10,000	12,375
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21	20,000	25,352
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,848
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,992
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	4,750	5,686
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	20,000	23,247
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	10,100	11,787
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40	7,500	8,575
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,890
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,662
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/50	5,000	5,979
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	3,500	4,133
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/41	4,000	4,681
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.200%	11/7/12	7,700	7,700
New York State Local Government Assistance Corp. Revenue VRDO	0.190%	11/7/12	5,800	5,800
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.250%	11/7/12	4,600	4,600
New York State Thruway Authority Revenue	5.000%	1/1/37	7,000	7,976
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,495	13,019
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	9,033
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,372
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/22	15,650	19,735
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,819
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,973
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,439
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30	8,000	9,522
New York State Urban Development Corp. Revenue	5.000%	1/1/23	7,785	8,891
New York State Urban Development Corp. Revenue	5.625%	1/1/28	7,385	8,550
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17	30,175	35,638
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	12,344
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,605
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	8,395	9,535
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	10,000	11,670
Suffolk NY Tobacco Asset Securitization Corp. Revenue	0.000%	6/1/44	5,500	5,234
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48	4,000	3,266

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18	1,035	1,039
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/20	12,565	12,931
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/21 (2)	12,000	12,324
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/22 (2)	5,000	5,136
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/12 (Prere.)	5,000	5,010
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	8,742
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38	12,500	14,744
				1,224,932
North Carolina (1.1%)
Charlotte NC Airport Revenue	5.000%	7/1/39	1,000	1,119
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,913
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.125%	1/15/37	2,000	2,241
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.250%	1/15/42	6,000	6,853
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/47	3,300	3,512
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) VRDO	0.190%	11/7/12	3,700	3,700
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Wake Forest University)	5.000%	1/1/38	2,975	3,329
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/38	4,140	4,841
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23	5,000	5,654
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26	5,000	5,707
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26	3,000	3,496
North Carolina GO	5.000%	5/1/21	2,955	3,782
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/38	1,825	2,025
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,457
North Carolina Municipal Power Agency Revenue	5.250%	1/1/16	10,000	11,389
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17	10,000	11,752
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	4,000	4,699
Wake County NC GO	5.000%	2/1/22	5,100	6,552
				90,021
Ohio (2.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.240%	11/7/12 LOC	1,700	1,700
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,545
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.240%	11/1/12 LOC	2,800	2,800
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.190%	11/7/12 LOC	2,500	2,500
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,717
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	8,651
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	9,930	8,584
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	5,500	4,633
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	8,860	7,567
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,465	6,633
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,633
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.220%	11/7/12	2,500	2,500
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.220%	11/7/12	5,000	5,000
Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center)	5.250%	8/15/46	6,265	6,475
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,819
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,680
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	5,270	6,018
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,903
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,203
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.200%	11/7/12	1,400	1,400
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.200%	11/1/12	2,600	2,600
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	3,000	3,153
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/20	8,600	10,663
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,144
Ohio GO	5.000%	5/1/18	4,450	4,930
1 Ohio Higher Educational Facility Commission Revenue (University of Dayton Project) TOB VRDO	0.210%	11/7/12 LOC	1,795	1,795
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	11,301
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	7,750	8,354
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46	10,000	10,483
Ohio Housing Finance Agency Residential Mortgage Revenue	5.250%	9/1/28	1,575	1,649
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	6,530	8,221
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,826
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/21	3,000	3,718
				181,798

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma (0.2%)
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.280%	11/1/12 (12)	8,500	8,500
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,300	3,484
				11,984
Oregon (0.6%)
Oregon Department of Administrative Services COP	5.000%	5/1/27	6,755	7,730
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/26	10,000	11,895
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,898
Oregon Health & Sciences University Revenue VRDO	0.180%	11/7/12 LOC	8,500	8,500
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	13,056
				46,079
Pennsylvania (2.9%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,540
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	11,449
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.230%	11/7/12	2,800	2,800
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.200%	11/7/12 LOC	2,400	2,400
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.220%	11/7/12 LOC	1,000	1,000
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,738
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	3,000	3,422
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,390	2,711
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,708
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	3,500	3,759
Norwin PA School District GO	3.250%	4/1/31 (4)	8,915	8,918
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	5,620	6,412
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,423
1 Pennsylvania GO TOB VRDO	0.220%	11/7/12	7,000	7,000
1 Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing) TOB VRDO	0.210%	11/7/12 LOC	1,800	1,800
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,704
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,316
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,614
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,473
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,731
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,723
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.220%	11/7/12	4,875	4,875
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	15,000	15,996
1 Pennsylvania State University Revenue TOB VRDO	0.290%	11/7/12 LOC	1,300	1,300
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42	5,000	5,655
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,685
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,710
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,369
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,902
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	2,135	2,591
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	23,311
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,595	8,370
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,288
Philadelphia PA Authority Industrial Development Revenue (Inglis House Project) VRDO	0.200%	11/7/12	2,000	2,000
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,813
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	20,038
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/32	2,000	2,330
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,967
Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13 (14)	1,875	1,941
Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13 (ETM)	1,675	1,760
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	1,205	1,303
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/30	5,000	6,021
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,500	3,889
				239,755
Puerto Rico (1.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,278
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	6,300
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	10,000	10,015
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	7,105
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	0.000%	7/1/34 (2)	15,305	3,943
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	415	445
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	14,585	15,470

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,756
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	3,103
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	31,084
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	69,500	5,787
				88,286
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	9,151
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	3,106
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/32 (4)	1,000	1,055
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,827
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,794
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	2,000	2,116
				20,049
South Carolina (2.2%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/17	5,000	5,446
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,580	12,029
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/28	11,800	13,144
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/31	7,000	7,876
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,629
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,300
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	13,635
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18	1,000	1,172
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21	3,200	3,861
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,916
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	2,080	2,084
South Carolina Public Service Authority Revenue	5.500%	1/1/38	10,000	11,868
South Carolina Public Service Authority Revenue	5.250%	1/1/39	6,000	6,834
1 South Carolina Public Service Authority Revenue TOB VRDO	0.240%	11/7/12	7,280	7,280
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/14 (Prere.)	27,170	29,672
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/14 (Prere.)	20,840	22,759
University of South Carolina Higher Education Revenue	5.250%	6/1/38 (4)	5,610	6,413
1 York County SC Rock Hill School District No. 3 GO TOB VRDO	0.240%	11/7/12 (4)	12,305	12,305
				178,223
South Dakota (0.1%)
3 South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	8,795	9,682

Tennessee (0.3%)
Jackson TN Energy Authority Gas System Revenue VRDO	0.210%	11/7/12 LOC	670	670
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Meharry Medical College)	6.000%	12/1/12 (2)	1,200	1,203
Shelby County TN GO VRDO	0.220%	11/7/12	1,300	1,300
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	9/1/27 (4)	350	388
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,710	4,256
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	4,660	5,324
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	5,350	5,836
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	2,120	2,333
3 Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	3,000	3,297
				24,607
Texas (7.6%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,500
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	2,320	2,896
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	5,000	6,206
1 Beaumont TX Independent School District School Building GO TOB VRDO	0.250%	11/7/12	6,675	6,675
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,000	1,168
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,582
Dallas County TX Utility & Reclamation District GO	5.375%	2/15/29 (2)	5,000	5,386
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,603
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,373
Dallas TX GO	5.000%	2/15/19	10,000	12,372
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,495
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,210
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.125%	12/1/31	3,250	4,039

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.250%	11/1/12	2,580	2,580
1 Harris County TX Health Facilities Development Corp. Revenue
(Sisters of Charity of the Incarnate Word) TOB VRDO	0.230%	11/1/12 (ETM)	6,200	6,200
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.250%	11/1/12	7,900	7,900
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,641
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,806
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,374
Houston TX Airport System Revenue	5.000%	7/1/31	1,930	2,234
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,440
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,802
Houston TX Utility System Revenue	5.250%	11/15/30	7,500	9,060
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	6,008
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.250%	11/1/40	6,115	6,589
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,403
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,931
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	13
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	261
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	26
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,734
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,445
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,570
Lubbock TX Independent School District GO VRDO	0.250%	11/7/12	14,800	14,800
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(Central Power & Light Co. Project)	6.300%	11/1/29	7,500	8,774
Montgomery County TX GO	5.125%	3/1/31	4,000	4,663
Montgomery County TX GO	5.250%	3/1/32	5,000	5,874
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,567
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,216
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,436
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,547
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	16,235
North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,000	2,238
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,664
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,890
North Texas Tollway Authority System Revenue	5.500%	9/1/41	10,000	11,910
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,122
1 North Texas Tollway Authority System Revenue TOB VRDO	0.220%	11/7/12 (13)	5,800	5,800
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	7,425	7,450
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,128
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.160%	10/1/20	5,000	4,962
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,000	5,889
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,281
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/28	3,000	3,502
Texas City TX Industrial Development Corp. Marine Terminal Revenue
(ARCO Pipe Line Co. Project)	7.375%	10/1/20	17,310	23,945
Texas GO	5.750%	8/1/32	10,380	10,423
1 Texas GO TOB VRDO	0.230%	11/1/12	12,400	12,400
1 Texas GO TOB VRDO	0.220%	11/7/12	3,975	3,975
4 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.680%	9/15/17	3,700	3,645
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	10,000	11,196
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	6,000	7,596
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	38,730	38,536
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	33,730
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	32,242
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	5,053
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	5,000	6,065
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	16,000	16,512
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	10,000	10,036
Texas Transportation Commission Mobility Fund GO VRDO	0.200%	11/7/12	9,400	9,400
1 Texas Transportation Commission Revenue TOB VRDO	0.240%	11/7/12	5,000	5,000
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	5,378
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	14,145
University of Houston Texas Revenue	5.000%	2/15/43	20,235	22,774
				620,521
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,394
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/21	17,395	17,959
				23,353

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/34 (4)	10,000	10,671

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	4,412
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	4,000	4,420
				8,832
Virginia (1.3%)
3 Chesapeake VA Toll Road Revenue	5.000%	7/15/47	2,250	2,432
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.500%	5/15/35	10,000	11,493
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/37	6,000	6,766
Fairfax County VA Public Improvement GO	5.000%	4/1/21	7,800	9,969
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,919
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	7,500	7,824
Norfolk VA Economic Development Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/36	7,000	8,007
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	6,000	6,261
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	11,323
1 University of Virginia Revenue TOB VRDO	0.230%	11/1/12	2,345	2,345
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	10,715	13,445
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32	17,375	20,535
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	4,000	4,727
				109,046
Washington (2.4%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,925
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	12,229
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	10,734
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	8,920
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18	10,000	12,211
King County WA Sewer Revenue	5.000%	1/1/39	7,500	8,656
King County WA Sewer Revenue	5.250%	1/1/42	7,500	8,916
King County WA Sewer Revenue	5.750%	1/1/43	7,170	8,452
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,459
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,518
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,334
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,365
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	4,100	5,117
Washington GO	6.750%	2/1/15	2,205	2,356
Washington GO	5.000%	2/1/19	5,000	6,164
Washington GO	5.000%	2/1/20	5,000	6,232
Washington GO	5.000%	8/1/20	9,660	12,135
Washington GO	5.000%	2/1/35	10,000	11,631
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,477
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,532
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	6,009
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,469
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,605
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/38	12,000	13,688
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,922
				194,056
West Virginia (0.6%)
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37	6,000	6,331
West Virginia Economic Development Authority Revenue	5.000%	6/15/28	4,340	5,092
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,761
1 West Virginia Economic Development Authority TOB VRDO	0.230%	11/1/12	8,500	8,500
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	7,208
West Virginia Hospital Finance Authority Hospital Revenue (United Hospital Center Inc. Project)	5.250%	6/1/41 (2)	13,500	14,186
West Virginia University Revenue	5.000%	10/1/36	5,985	6,956
				51,034

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin (1.5%)
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,348
Wisconsin GO	5.000%	5/1/23	5,000	6,261
Wisconsin GO	6.000%	5/1/36	10,000	12,262
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,678
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,603
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	7,029
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,828
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	12,635	14,099
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	8,670	9,441
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,974
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,770
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,260
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,280
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	0.230%	11/7/12 LOC	13,300	13,300
Wisconsin Transportation Revenue	4.500%	7/1/26 (14)	11,470	12,363
				123,496
Total Tax-Exempt Municipal Bonds (Cost $7,297,001)				8,032,788

			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
5 Vanguard Municipal Cash Management Fund (Cost $112,062)	0.202%		112,062,027	112,062
Total Investments (99.7%) (Cost $7,409,063)				8,144,850
Other Assets and Liabilities (0.3%)
Other Assets				113,210
Liabilities				(89,052)
				24,158
Net Assets (100%)				8,169,008

At October 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				7,489,189
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(55,833)
Unrealized Appreciation (Depreciation)
Investment Securities				735,787
Futures Contracts				(135)
Net Assets				8,169,008

Investor Shares—Net Assets
Applicable to 95,662,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,130,390
Net Asset Value Per Share—Investor Shares				$11.82

Admiral Shares—Net Assets
Applicable to 595,663,627 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				7,038,618
Net Asset Value Per Share—Admiral Shares				$11.82

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $221,144,000, representing 2.7% of net assets.
2 Securities with a value of $374,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2012.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.5%)
1 Alabama Housing Finance Authority Single Family Mortgage Revenue TOB VRDO	0.410%	11/7/12 LOC	7,785	7,785
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	3,000	3,524
Birmingham AL Public Educational Building Student Housing Revenue
(University of Alabama at Birmingham Project) VRDO	0.220%	11/7/12 LOC	4,200	4,200
Butler AL Industrial Development Board Solid Waste Disposal Revenue
(Georgia-Pacific Corp. Project)	5.750%	9/1/28	1,350	1,410
Camden AL Industrial Development Board Exempt Facilities Revenue (Weyerhaeuser Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,191
Courtland AL Development Board Solid Waste Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,166
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	6,300	6,428
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,382
				36,086
Alaska (0.4%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	7,069
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	4,000	4,476
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21	12,400	15,023
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/21	1,400	1,696
				28,264
Arizona (1.4%)
Arizona Board Regents Arizona State University System Revenue VRDO	0.220%	11/7/12 LOC	4,700	4,700
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	7,000	6,408
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,530
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	8,895
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/42	2,500	2,676
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	5,900	6,562
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.250%	7/1/32	5,950	6,445
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	6,550	7,278
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,915
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/33	10,175	11,635
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	5.250%	10/1/40	12,500	13,657
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.220%	11/7/12	3,000	3,000
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	17,000	20,027
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/39	2,500	2,909
				111,637
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	2,200	2,397

California (16.5%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	10,999
Alameda CA Corridor Transportation Authority Revenue	5.400%	10/1/24 (2)	4,500	5,056
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	373
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,876
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/26	1,920	2,329
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	5,375	6,319
California Economic Recovery Bonds GO	5.250%	7/1/21	8,250	10,185
California GO	5.500%	4/1/18	15,000	18,342
California GO	5.000%	10/1/20	10,000	12,283
California GO	5.000%	11/1/21	13,845	16,227
California GO	5.250%	9/1/22	8,830	11,149
California GO	5.250%	9/1/24	6,500	7,901
California GO	5.000%	9/1/29	4,565	5,246
California GO	6.000%	3/1/33	3,000	3,720
California GO	5.125%	4/1/33	15,000	16,701
California GO	6.500%	4/1/33	34,000	42,750
California GO	5.000%	9/1/36	5,750	6,467
California GO	4.500%	10/1/36	1,500	1,542
California GO	5.250%	3/1/38	5,000	5,579
California GO	5.500%	11/1/39	10,000	11,486
California GO	6.000%	11/1/39	5,000	6,071
California GO	5.250%	11/1/40	13,500	15,409
California GO	5.000%	9/1/42	3,000	3,340
1 California GO TOB VRDO	0.250%	11/1/12	2,795	2,795
1 California GO TOB VRDO	0.230%	11/2/12	13,000	13,000
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,190
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,870
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,192
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/51	15,000	16,588

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.250%	8/15/41	3,000	3,257
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,086
California Health Facilities Financing Authority Revenue (Sutter Health)	5.250%	8/15/31	5,000	5,784
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/35	2,075	2,309
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38	5,900	6,306
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,419
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.230%	11/1/12 (ETM)	8,400	8,400
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.000%	2/1/30	10,000	10,889
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	3,585	4,146
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.)	4.750%	12/1/23 (3)	4,535	4,953
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.600%	2/1/13	40,000	40,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,796
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.400%	4/1/25	3,000	3,235
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.000%	7/1/27	6,185	6,634
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	5.125%	5/1/14	2,250	2,399
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	6/2/14	8,000	8,242
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,700
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.875%	4/1/15	6,000	6,088
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/21	7,675	8,272
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,344
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/23	2,870	3,061
California Public Works Board Lease Revenue (Department of Corrections)	5.500%	12/1/13 (Prere.)	7,000	7,397
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26	8,795	10,038
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	5,000	5,680
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	5,000	5,650
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	4,053
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/29	10,000	11,797
California State University Revenue Systemwide	5.000%	11/1/20 (2)	20,995	23,241
California State University Revenue Systemwide	5.250%	11/1/34	9,275	10,511
California State University Revenue Systemwide	5.250%	11/1/38	2,490	2,814
California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/40	11,040	12,122
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	16,500	18,275
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	28,000	29,718
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	3,735	4,158
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	8,000	8,644
Carlsbad CA Assessment District No. 2002-01 Improvement Revenue (Poinsettia Lane East)	5.200%	9/2/35	2,710	2,714
Cerritos CA Community College District GO	0.000%	8/1/33	4,000	1,462
Cerritos CA Community College District GO	0.000%	8/1/36	2,200	670
Contra Costa County CA Multifamily Housing Revenue
(Pleasant Hill BART Transit Village Apartments Project) VRDO	0.250%	11/7/12 LOC	18,800	18,800
East Side CA Union High School District GO	5.000%	8/1/37	10,000	11,116
El Monte CA High School District GO	5.500%	6/1/34 (12)	8,575	9,858
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.875%	1/15/28 (14)	25,000	25,850
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	10,345	9,221
Golden State Tobacco Securitization Corp. California	0.000%	6/1/37	7,000	5,953
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47	20,885	16,829
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	7,000	6,237
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,353
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,151
Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.200%	9/1/26	740	765
Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.250%	9/1/36	1,970	2,017
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,096
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	944
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	941
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	947
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	3,786
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	2,844
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	4,124

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	5,521
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	7,304
Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30	15,000	16,668
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24 (4)	8,000	8,922
Los Angeles CA Department of Water & Power Revenue VRDO	0.250%	11/1/12	2,500	2,500
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/17	800	912
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/19	1,025	1,191
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/21	1,200	1,401
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,398
Los Angeles CA Unified School District GO	5.000%	7/1/27	5,000	5,867
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,379
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	5,000	5,948
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,801
1 Los Angeles Department of Airports TOB VRDO	0.270%	11/7/12	8,530	8,530
M-S-R California Energy Authority Revenue	6.500%	11/1/39	11,000	15,402
Merced CA Irrigation District Electric System Revenue	5.000%	9/1/26 (10)	6,000	6,208
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,355
Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	6,481
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,941
Northstar Community Services District California Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/37	10,000	8,226
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,572
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,342
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	10,723
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	3,135
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	9,313
1 Palomar Pomerado Health California GO TOB VRDO	0.220%	11/7/12 LOC	1,000	1,000
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	5,040
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,839
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,316
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,272
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,510
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,229
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,240
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/38	18,995	19,414
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	12,144
Sacramento CA Municipal Utility District Revenue VRDO	0.230%	11/7/12 LOC	14,600	14,600
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,921
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,537
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	35,779
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,646
San Diego CA Unified School District GO	5.500%	7/1/19 (14)	10,140	12,448
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	16,399
San Diego CA Unified School District GO	0.000%	7/1/30	20,000	8,940
San Diego CA Unified School District GO	0.000%	7/1/45	29,520	5,643
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.220%	11/7/12	7,895	7,895
San Francisco CA City & County International Airport Revenue	5.750%	5/1/19	20,565	24,849
San Francisco CA City & County International Airport Revenue	5.750%	5/1/20	26,405	31,619
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	5,671
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	2,095	2,363
San Francisco CA City & County International Airport Revenue	5.250%	5/1/32	5,000	5,733
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,519
1 San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.220%	11/7/12	4,600	4,600
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/39	2,000	2,215
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	8/1/41	1,500	1,724
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,135
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	8,579
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,421
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.540%	8/1/18 (14)	520	521
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19 (2)	1,575	1,599
San Marcos CA Public Facilities Authority Tax Allocation Revenue
(Project Areas No. 2 & No. 3 Financing Project)	5.000%	8/1/35 (2)	5,385	5,480
San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	7,943
Santa Margarita CA Water District Community Facilities District No. 99-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	3,000	3,144
Santa Monica CA Community College District GO	0.000%	8/1/24	5,000	3,286
Santa Monica CA Community College District GO	0.000%	8/1/25	5,490	3,441
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	11,591
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/20	10,505	12,436
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	7,030

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	3,480
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,250
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,956
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	7,000	7,637
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	3,968
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	2,066
Westlands CA Water District Revenue	5.000%	9/1/30 (4)	1,000	1,142
Westlands CA Water District Revenue	5.000%	9/1/31 (4)	1,000	1,136
				1,312,467
Colorado (2.1%)
Aurora CO Hospital Revenue (Children’s Hospital Association Project)	5.000%	12/1/40	5,000	5,503
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	4.500%	9/1/38	15,475	16,155
Colorado Health Facilities Authority Revenue (Christian Living Community)	5.125%	1/1/30	1,500	1,541
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.250%	12/1/25	11,500	11,978
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,402
Denver CO City & County Airport Revenue	3.000%	11/15/12	3,000	3,003
Denver CO City & County Airport Revenue	5.000%	11/15/12 (14)	4,205	4,213
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,442
Denver CO City & County Single Family Mortgage Revenue	5.550%	12/1/39	1,680	1,810
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13 (14)	5,000	4,914
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/14 (14)	8,000	7,668
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,000	4,654
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	4,123
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	16,833
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	8,066
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	9,283
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,000	4,052
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	10,000	11,857
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/34	6,000	6,983
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/41	11,500	13,334
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	8,872
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	13,753
				170,439
Connecticut (0.6%)
Connecticut Development Authority Pollution Control Revenue
(Connecticut Light & Power Co. Project) PUT	1.550%	4/1/15	6,000	6,043
Connecticut GO	5.000%	12/1/15 (14)	6,650	7,127
Connecticut GO	5.000%	12/1/15	1,200	1,365
Connecticut GO	5.000%	11/1/16	6,000	7,006
Connecticut GO	5.000%	11/1/16	8,100	9,459
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,435
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	8,500	9,218
				44,653
Delaware (0.1%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,484
Delaware Housing Authority Single Family Mortgage Revenue	5.875%	1/1/38	1,795	1,852
				6,336
District of Columbia (0.6%)
District of Columbia Revenue (American University) VRDO	0.200%	11/7/12 LOC	7,700	7,700
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	10,000	11,667
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24	1,215	1,419
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	11,666
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	4,500	5,226
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/28	1,500	1,722
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	5.000%	10/1/39	8,000	8,814
				48,214
Florida (5.7%)
Beacon Lakes FL Community Development Special Assessment Revenue	6.900%	5/1/35	14,360	14,660
Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,735
Broward County FL Airport System Revenue	5.000%	10/1/42	10,000	10,871
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,608
1 Cape Coral FL Water & Sewer Revenue TOB VRDO	0.220%	11/7/12	4,900	4,900
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,051
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	10,000	10,993
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,733
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,718
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,842
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	2,285	2,483
Escambia County FL Environmental Improvement Revenue	5.750%	11/1/27	6,000	6,241

142

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,586
Florida Board of Education Lottery Revenue	5.500%	7/1/27	4,000	4,631
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (3)	7,230	8,109
1 Florida Education System University System Improvement Revenue TOB VRDO	0.240%	11/7/12	1,100	1,100
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.250%	4/1/42	2,000	2,214
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	5,210	5,492
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	9,375	9,518
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	4,555	4,869
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48	7,795	8,312
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.270%	11/7/12	6,960	6,960
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	5,000	5,547
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	5,000	5,665
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,940
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/26	5,500	6,530
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,207
1 Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue TOB VRDO	0.240%	11/7/12	5,000	5,000
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	432
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,869
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,455
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.250%	10/1/34	2,185	2,222
Jacksonville FL Port Authority Revenue	5.000%	11/1/38	5,000	5,405
Jacksonville FL Port Authority Revenue	6.000%	11/1/38 (12)	5,000	5,000
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,900
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	804
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,601
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	18,350	19,468
2 Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	5,410	5,896
Miami Beach FL Health Facilities Authority Revenue (Mt. Sinai Medical Center)	5.000%	11/15/29	2,175	2,393
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,169
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,170	8,176
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	11,440	12,998
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38 (11)	8,770	9,006
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41	8,000	9,133
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	4,000	4,569
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40	4,650	5,086
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	3,500	4,155
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	2.625%	8/1/14	4,000	4,105
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,833
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,483
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,500	7,219
2 Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,774
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/33	3,000	3,432
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	4,000	4,527
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,126
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.700%	7/1/26	1,000	1,024
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,096
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21 (4)	25,000	30,605
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17 (ETM)	1,675	1,962
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	6,987
Palm Glades FL Community Development District Revenue	7.250%	8/1/16	1,945	1,902
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	8,700	9,852
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,884
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39	8,000	9,585
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.375%	12/1/30	2,800	2,810
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	7,407	8,443
				455,901
Georgia (2.8%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/20	6,420	7,863
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	2,000	2,381
Atlanta GA Airport Revenue	5.000%	1/1/23	4,000	4,648
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	1,129
Atlanta GA Airport Revenue	5.000%	1/1/30	3,000	3,356
Atlanta GA Airport Revenue	5.000%	1/1/37	5,000	5,497

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Atlanta GA Airport Revenue	5.000%	1/1/42	8,000	8,789
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	3,032
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	18,052
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,464
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.210%	11/7/12 LOC	5,000	5,000
Dalton County GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	3,575	3,856
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/33	2,750	3,217
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,306
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	7,500	8,615
Georgia GO	5.000%	7/1/15	8,200	9,204
Georgia GO	5.000%	7/1/15	2,570	2,885
Georgia GO	5.000%	7/1/15	2,400	2,694
Georgia GO	5.000%	7/1/15	7,820	8,778
Georgia GO	5.500%	7/1/15	19,095	21,686
Georgia GO	5.000%	11/1/16	8,055	9,485
Georgia Housing & Finance Authority Single Family Mortgage Revenue	5.000%	12/1/26	4,320	4,510
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	4,060	4,597
Gwinnett County GA Hospital Authority (Gwinnett Hospital System Inc. Project ) RAN VRDO	0.210%	11/7/12 LOC	3,935	3,935
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	5,000	5,779
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	15,000	17,304
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/20	5,000	5,787
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,739
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,247
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	6,303
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	0.220%	11/7/12 LOC	6,400	6,400
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	7,000	8,531
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	8,003
Richmond County GA Development Authority Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,116
				219,188
Hawaii (0.7%)
Hawaii Airports System Revenue	5.000%	7/1/22	5,000	5,829
Hawaii Airports System Revenue	5.000%	7/1/23	5,000	5,750
Hawaii Airports System Revenue	5.000%	7/1/24	5,000	5,729
Hawaii Department of Budget & Finance Special Purpose Revenue (Kahala Nui Project)	8.000%	11/15/13 (Prere.)	8,750	9,621
Hawaii Department of Budget & Finance Special Purpose Revenue (Kahala Nui Project)	5.125%	11/15/32	1,000	1,062
Hawaii Department of Budget & Finance Special Purpose Revenue (Kahala Nui Project)	5.250%	11/15/37	1,500	1,598
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,891
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,911
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,692
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,541
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	5,468
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,770
				58,862
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,863
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,977
				17,840
Illinois (7.3%)
Chicago IL Board of Education GO	5.000%	12/1/29	5,000	5,471
Chicago IL Board of Education GO	5.000%	12/1/31	7,000	7,775
Chicago IL Board of Education GO	5.000%	12/1/42	27,925	30,343
Chicago IL Board of Education GO VRDO	0.220%	11/7/12 LOC	5,500	5,500
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	9,105
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,703
Chicago IL GO	5.000%	12/1/23	6,970	8,130
Chicago IL GO	5.620%	1/1/26 (14)	2,755	3,097
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,953
Chicago IL GO	5.250%	1/1/35	6,000	6,758
1 Chicago IL GO TOB VRDO	0.300%	11/7/12	3,030	3,030
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,000	8,277
Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,433
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,776
Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,158
Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,548
Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	7,963
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	12,184
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	4,177
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	17,209
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	8,217

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	3,541
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	13,345
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	8,449
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	6,198
Chicago IL Water Revenue	5.250%	11/1/38	15,000	17,333
Cook County IL Forest Preservation District GO	5.000%	12/15/37	3,500	3,959
Cook County IL GO	5.250%	11/15/28	6,000	7,062
Illinois Educational Facilities Authority Revenue (Northwestern University)	5.500%	8/15/14 (Prere.)	500	546
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,926
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.230%	11/7/12	33,800	33,800
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,401
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,752
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	22,500	24,204
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/27 (14)	8,230	8,749
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	4,879
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,593
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	2,750	2,803
Illinois Finance Authority Revenue (Navistar International Project)	6.500%	10/15/40	1,900	1,972
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/40	6,000	7,065
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/46	7,500	8,832
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,557
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	12,167
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,345	7,365
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,472
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,383
Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	11/1/39	10,000	12,333
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	14,000	16,769
Illinois Finance Authority Revenue (Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	3,064
Illinois Finance Authority Student Housing Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	3,440
Illinois GO	2.000%	2/1/13	17,205	17,280
Illinois GO	5.000%	8/1/20	4,000	4,660
Illinois GO	5.000%	8/1/21	8,000	9,307
Illinois GO	5.000%	3/1/22	5,000	5,793
Illinois GO	5.000%	3/1/23	6,165	7,008
Illinois GO	5.000%	8/1/23	5,000	5,750
Illinois GO	5.000%	3/1/24	5,000	5,628
Illinois GO	5.000%	8/1/24	13,660	15,420
Illinois GO	5.000%	8/1/25	3,000	3,367
Illinois Health Facilities Authority Revenue (Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,505
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	8,297
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,386
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,783
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,822
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	6/15/20	5,000	5,257
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/20	4,500	4,916
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,028
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	7,210	7,966
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	5,000	5,593
1 Metropolitan Pier & Exposition Authority Illinois Hospital Facilities Revenue TOB VRDO	0.710%	11/7/12 (ETM)	11,430	11,430
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,839
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,808
				581,609
Indiana (1.8%)
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	0.650%	12/3/12	15,000	15,000
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.220%	11/7/12 LOC	5,850	5,850
2 Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42	14,000	15,291
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39	17,535	18,737
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.230%	11/1/12	6,840	6,840
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	27,883
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	16,062
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17	14,500	16,378
Indianapolis IN Local Public Improvement Bond Bank Revenue	6.750%	2/1/14	10,040	10,400
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	6,002
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,238
				145,681

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.5%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Alcoa Inc. Project)	4.750%	8/1/42	15,000	15,281
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	25,000	24,119
				39,400
Kansas (0.0%)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29	3,000	3,390

Kentucky (0.6%)
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	9/1/17 (14)	7,500	8,236
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.250%	8/15/46	8,000	8,877
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	4,685	4,951
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital& St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18 (Prere.)	9,400	11,761
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,687
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	6,500	7,322
				49,834
Louisiana (1.5%)
Lafayette LA Utilities Revenue	5.000%	11/1/33	5,000	5,657
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/26 (12)	6,000	7,196
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38	4,885	5,275
Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	9,990	11,308
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44	8,095	9,231
2 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42	8,000	8,669
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/38	17,650	18,438
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,972
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,736
St. John Baptist Parish LA Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37	15,665	16,851
Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39	13,495	13,832
				116,165
Maine (0.1%)
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	3,675	3,943

Maryland (0.9%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,637
Harford County MD GO	5.000%	7/1/15	2,000	2,246
Maryland Department of Housing & Community Development Revenue	5.750%	3/1/41	5,135	5,434
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.510%	11/7/12	6,325	6,325
Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	5.000%	12/1/31	4,000	2,752
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,633
Maryland GO	5.000%	11/1/15	6,000	6,821
Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,747
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/34	1,500	1,657
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/47	1,500	1,639
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/41	3,500	3,889
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	442
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,095
Prince Georges County MD GO	5.000%	9/15/15	3,740	4,231
Prince Georges County MD GO	5.000%	9/15/16	10,000	11,726
				70,274
Massachusetts (2.0%)
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.500%	11/7/12	10,158	10,158
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.710%	11/7/12	13,035	13,035
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	13,964
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	1,500	1,640
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.250%	7/1/42	1,900	2,061
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,780
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,434
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,816
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,555

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,517
Massachusetts GO	5.000%	8/1/14	11,865	12,823
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,040
Massachusetts GO	5.000%	10/1/15	2,000	2,262
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/38	6,440	6,791
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/36	5,100	6,127
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/19	7,005	8,504
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,827
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,300	1,482
Massachusetts Port Authority Revenue	5.000%	7/1/32	1,000	1,136
Massachusetts Port Authority Revenue	5.000%	7/1/42	3,920	4,371
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,765
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	5,000	6,361
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	15,931
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	6,295	7,183
				162,563
Michigan (2.3%)
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	6,258
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	15,050
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	5,465
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	10,716
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	10,000	10,767
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,500	2,746
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,650
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	8,046
Michigan GO	5.250%	9/15/26 (4)	12,000	13,368
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46	39,500	41,849
Michigan Hospital Finance Authority Revenue (Henry Ford Health System) VRDO	0.220%	11/7/12 LOC	3,065	3,065
Michigan Hospital Finance Authority Revenue (Holland Community Hospital) VRDO	0.190%	11/7/12 LOC	3,700	3,700
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,337
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,771
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	15,000	15,449
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,775	4,179
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	8,016
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,675
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,682
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,210
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,107
				182,106
Minnesota (0.6%)
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,503
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,766
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37	9,250	9,703
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	8,250	9,942
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	1,000	1,067
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	6,220
St. Paul MN Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	8,538
				48,739
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	11,680
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,014
				17,694
Missouri (0.7%)
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/39	5,000	5,986
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/45	5,000	5,975
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	9,000	9,283
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	6,500	7,258
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.050%	3/1/37	4,390	4,671
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38	2,625	2,848
Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38	4,670	4,932
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28 (14)	2,000	2,079
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	5.000%	9/1/42	2,000	2,105
Sugar Creek MO Industrial Development Revenue (Lafarge North America Inc. Project)	5.650%	6/1/37	11,000	11,041
				56,178

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montana (0.1%)
Montana Board Housing Single Family Mortgage Revenue	5.750%	12/1/37	2,285	2,360
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	4.750%	1/1/40	3,000	3,267
				5,627
Nebraska (0.1%)
Washington County NE Wastewater & Solid Waste Disposal Facilities Revenue
(Cargill Inc. Project) PUT	1.375%	9/1/15	4,500	4,496

Nevada (0.5%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	6,500	7,007
Clark County NV School District GO	5.000%	6/15/25	10,000	11,386
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	8,790	9,361
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,380
Las Vegas Valley Water District Nevada GO	5.000%	6/1/28	3,000	3,532
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (14)	2,550	3,010
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,720	2,890
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,928
				43,494
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,465
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	4,450	4,743
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	8,510
				14,718
New Jersey (7.9%)
Essex County NJ BAN	1.500%	9/26/13	4,500	4,551
New Jersey COP	5.250%	6/15/27	5,000	5,671
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	695	710
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	720
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,238
New Jersey Economic Development Authority Mortgage Revenue
(Presbyterian Home at Montgomery Project)	6.375%	11/1/31	10,000	10,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (Nui Corp.) VRDO	0.250%	11/1/12 LOC	2,800	2,800
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/26	2,000	2,050
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/36	2,000	2,016
New Jersey Economic Development Authority Revenue	5.000%	3/1/23	20,000	24,263
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	6,500	7,045
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	20,000	21,757
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	22,209
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	7,000	8,565
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	6,400	7,977
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	8,254
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,546
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,619
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,800
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	8,638
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	12,121
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,729
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	8,027
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25	875	1,042
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	2,000	2,341
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,797
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,642
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,452
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/35	6,000	6,807
New Jersey Economic Development Authority Revenue
(Waste Management of New Jersey, Inc. Project)	2.200%	11/1/13	3,500	3,553
New Jersey Economic Development Authority Revenue
(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,455
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	4,512
New Jersey Economic Development Authority Revenue
(Trustees of the Lawrenceville School Project) VRDO	0.200%	11/1/12	7,400	7,400
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.125%	9/15/23	12,730	12,963
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.250%	9/15/29	4,750	4,863

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32	6,500	8,187
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15	4,465	5,044
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,608
1 New Jersey GO TOB VRDO	0.230%	11/1/12	745	745
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	0.200%	11/7/12 LOC	12,500	12,500
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,571
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,683
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,690
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,667
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/27	5,500	5,676
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,614
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.200%	11/7/12	21,875	21,875
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.220%	11/7/12	5,000	5,000
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13	470	479
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	26,737
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,509
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/16 (14)	10,000	11,827
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	7,000	8,695
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	6,250	7,657
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (3)	3,160	4,014
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/21	8,275	10,149
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	4,025	5,123
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	15,250	19,412
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,160	1,478
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,943
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23	5,000	6,165
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	17,616
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	8,180
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	3,430	1,777
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	23,890
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	16,940	20,350
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	4,275	1,892
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35	31,150	10,853
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	5,000	5,779
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	14,500	4,189
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,106
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	11,000	2,978
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.270%	11/7/12 LOC	2,900	2,900
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	20,285
1 New Jersey Turnpike Authority Revenue TOB VRDO	0.220%	11/7/12 LOC	1,815	1,815
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	23,500	22,415
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	5,000	4,314
Vineland NJ (Electric Utility) GO VRDO	0.210%	11/7/12 LOC	8,200	8,200
				626,720
New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Gerald Champion Regional Medical Center)	5.500%	7/1/42	19,750	20,300
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.600%	7/1/38	4,490	4,767
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39	3,520	3,799
				28,866
New York (12.3%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,850
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	5,000	5,408
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	3,745	4,050
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	4,500	4,867
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/23	2,500	3,043
Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47 (14)	14,500	15,034
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	13,000	15,349
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,000	12,202
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/24	5,000	6,012
Nassau County NY GO	4.000%	10/1/21	9,400	10,378
New York City NY GO	5.000%	8/1/20	4,330	5,368
New York City NY GO	5.000%	8/1/20	3,905	4,841
New York City NY GO	5.000%	1/1/25	5,750	6,638
New York City NY GO	5.000%	11/1/26	15,000	16,263
New York City NY GO	5.000%	8/1/31	6,000	7,048

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/32	10,000	11,705
1 New York City NY GO TOB VRDO	0.230%	11/1/12 LOC	1,300	1,300
New York City NY GO VRDO	0.260%	11/1/12	1,500	1,500
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,784
New York City NY Industrial Development Agency Airport Facilities Revenue
(TRIPS Obligated Group)	5.000%	7/1/28	4,000	4,242
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,087
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	8,075	8,417
3 New York City NY Industrial Development Agency Special Facility Revenue (American Airlines Inc.)	7.750%	8/1/31	31,000	32,697
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,000	4,354
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,500	4,923
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,500	3,850
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,250	3,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	4,000	5,035
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,609
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	17,451
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,819
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,380
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.230%	11/1/12	2,700	2,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.250%	11/1/12	6,900	6,900
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,734
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33	5,000	5,707
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34	8,650	9,579
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	9,092
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	8,000	9,393
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	5,000	5,817
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.230%	11/1/12	3,805	3,805
New York City NY Trust for Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.) VRDO	0.260%	11/1/12 LOC	5,300	5,300
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,334
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,000	5,504
New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	10,164
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	7,074
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	12,165	14,473
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (14)	6,650	8,257
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	9,100	10,560
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	3,450	4,004
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	10,000	11,799
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	13,000	15,153
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	13,000	14,757
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	4,700	5,318
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	11,925
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,673
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.200%	11/7/12 LOC	13,000	13,000
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	6,172
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,657
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/26	2,570	3,054
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31	6,000	6,966
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/41	5,000	5,666
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	18,500	21,144
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/47	3,000	3,369
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,437
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.250%	11/1/12 LOC	24,595	24,595
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/18	2,500	2,925
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/20	1,000	1,198
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/37	8,750	9,611
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	1.028%	5/1/18	22,885	22,680
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/39	5,750	6,412
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	5,220	5,791
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	5,090	5,644
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22 (4)	280	308
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.210%	11/7/12	25,315	25,315
New York State Dormitory Authority Revenue (State University Educational Facilities)	7.500%	5/15/13	13,380	13,902
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/21	10,710	13,333
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40	5,000	5,732

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	7,000	7,162
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	10/15/35	5,815	6,627
New York State Housing Finance Agency Revenue (Nursing Home & Health Care Project)	5.100%	11/1/12 (14)	4,975	4,975
1 New York State Mortgage Agency Homeowner Mortgage Revenue TOB VRDO	0.510%	11/7/12	11,050	11,050
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.240%	11/1/12	4,700	4,700
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.250%	11/7/12	10,000	10,000
New York State Thruway Authority Revenue	5.000%	1/1/37	20,000	22,789
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(American Ref-Fuel Co. of Niagara LP Facility) PUT	5.550%	11/15/13	12,500	12,526
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.450%	11/15/12	16,000	16,022
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.625%	11/15/14	3,000	3,006
Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital Health Center)	5.000%	7/1/42	5,500	5,592
Port Authority of New York & New Jersey Revenue	5.000%	10/1/15	27,700	30,992
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985	6,996
Port Authority of New York & New Jersey Revenue	5.000%	7/15/25 (4)	8,690	9,302
Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	5,835	6,745
Port Authority of New York & New Jersey Revenue	5.000%	3/15/28	8,600	9,837
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	11,245
Port Authority of New York & New Jersey Revenue	5.750%	3/15/35	25,000	29,455
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.230%	11/7/12	7,000	7,000
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.270%	11/7/12	3,335	3,335
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.270%	11/7/12	5,555	5,555
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.270%	11/7/12	23,000	23,000
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	4,000	4,620
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	13,000	15,171
Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Project)	6.000%	12/1/40	1,225	1,367
Suffolk NY Tobacco Asset Securitization Corp. Revenue	0.000%	6/1/44	4,500	4,282
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48	3,500	2,858
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.220%	11/7/12	4,000	4,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.220%	11/1/12 LOC	11,220	11,220
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/37	9,500	6,773
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/42	7,000	4,882
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	3,000	3,568
				976,689
North Carolina (1.3%)
Charlotte NC Airport Revenue	5.000%	7/1/36	3,275	3,578
Charlotte NC Airport Revenue	5.000%	7/1/41	3,000	3,278
Charlotte NC GO	5.250%	6/1/14	1,300	1,402
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/47	2,750	2,926
Nash Health Care Systems North Carolina Health Care Facilities Revenue	5.000%	11/1/41	2,500	2,739
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.230%	11/1/12	300	300
North Carolina Capital Facilities Finance Agency Revenue (Meredith College) VRDO	0.210%	11/7/12 LOC	1,310	1,310
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.580%	12/1/12	15,000	15,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/13 (Prere.)	2,000	2,017
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/13 (Prere.)	3,000	3,026
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/25	8,695	10,337
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26	4,165	4,928
North Carolina GO	5.000%	4/1/14	10,100	10,774
North Carolina GO	5.500%	3/1/15	2,355	2,636
North Carolina GO	5.000%	6/1/15	3,000	3,356
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	1/1/38	1,150	1,164
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	7/1/38	3,140	3,285
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.000%	10/1/23	1,850	1,903
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.230%	11/7/12 LOC	10,095	10,095
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,210
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/38	1,825	2,025
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,910

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	3,131
4 Wake County NC GO	5.000%	2/1/16	7,800	8,941
				103,271
Ohio (3.1%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/42	2,000	2,180
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,545
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.240%	11/1/12 LOC	7,635	7,635
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/13	7,000	7,076
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/37	3,500	3,898
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	14,300	15,463
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/31	5,000	5,564
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	22,040	19,192
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	4,085	3,531
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	18,195	15,325
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	0.000%	6/1/37	5,000	4,354
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.000%	6/1/42	5,350	4,614
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	15,000	12,812
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	5,215	4,877
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,551
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,633
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/29	3,380	3,743
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.200%	11/7/12 LOC	7,325	7,325
Columbus OH GO	5.000%	12/15/15	3,210	3,594
1 Columbus OH GO TOB VRDO	0.210%	11/7/12	10,050	10,050
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.180%	11/7/12	865	865
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,636
1 Miami University of Ohio General Receipts Revenue TOB VRDO	0.270%	11/7/12	3,365	3,365
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.200%	11/1/12	9,800	9,800
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.200%	11/1/12	2,100	2,100
Ohio GO	4.500%	9/15/22 (14)	2,030	2,268
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.230%	11/1/12	11,300	11,300
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	10,250	11,049
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46	12,000	12,579
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.500%	11/7/12	900	900
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,064
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	4,026
Scioto County OH Marine Terminal Facilities Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13	14,750	14,799
1 South-Western City OH School District GO TOB VRDO	0.210%	11/7/12	13,320	13,320
				247,033
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,772
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	5,063
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.750%	9/1/36	2,430	2,551
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.800%	9/1/37	2,365	2,579
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.875%	9/1/37	3,230	3,504
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.950%	9/1/37	4,995	5,608
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/38	4,500	5,176
				29,253
Oregon (0.1%)
Oregon Health Sciences University Revenue	5.750%	7/1/39	6,750	7,806
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.250%	11/7/12	3,900	3,900
				11,706
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,633
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	500	551
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/35	2,165	2,328
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	1.118%	2/1/37	10,425	9,348

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Industrial Development Authority Revenue
(Western Pennsylvania School for Blind Children) VRDO	0.200%	11/7/12	15,000	15,000
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	2,800	3,047
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	4,500	4,769
Cumberland County PA Municipal Authority Revenue
(Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41	4,000	4,071
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.230%	11/7/12	10,200	10,200
Geisinger Health System Authority of Pennsylvania Revenue (Penn State Geisinger Health System)	5.250%	6/1/39	1,750	1,950
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.125%	12/15/20	1,000	1,020
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.300%	12/15/26	500	507
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30	4,000	4,612
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	4,585	5,134
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	2,670	3,045
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,500	2,836
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	5,000	5,416
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	6,500	6,982
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.180%	11/7/12	3,635	3,635
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/13 (2)	2,500	2,532
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,119
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,571
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,655
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.600%	1/2/13	10,000	10,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	2,250	2,419
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	10,846
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,440
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/42	5,300	5,751
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42	6,250	7,055
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	0.200%	11/7/12 LOC	1,500	1,500
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.340%	11/7/12	3,875	3,875
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	9,550	10,890
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,390
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,741
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,446
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,902
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	10,000	11,021
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,495	11,822
Philadelphia PA Gas Works Revenue VRDO	0.190%	11/7/12 LOC	10,800	10,800
Philadelphia PA GO VRDO	0.210%	11/7/12 LOC	4,700	4,700
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36	5,250	5,602
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,486
Philadelphia PA School District GO	6.000%	9/1/38	13,000	14,796
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	0.932%	12/1/17	29,370	28,865
				292,308
Puerto Rico (1.6%)
Puerto Rico Aqueduct & Sewer Authority Revenue	6.125%	7/1/24	25,000	28,642
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,000	5,135
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	5,150	5,293
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	10,000	10,015
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/39 (3)	2,610	2,749
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.500%	7/1/24 (2)	12,245	13,065
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.000%	7/1/46	5,000	4,958
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	17,570	20,308
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	394
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	47,495	10,442
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	21,114
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	62,390	5,195
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	2,437
				129,747

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island (0.3%)
Rhode Island Housing & Mortgage Finance Corp. Revenue VRDO	0.390%	11/7/12	20,000	20,000

South Carolina (1.3%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/25	5,000	5,586
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,120	11,506
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/29	14,650	16,187
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,390	1,383
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/32	10,900	11,994
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,771
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,916
Richland County SC Environmental Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,965
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,574
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.500%	2/1/38 (12)	2,250	2,482
South Carolina Public Service Authority Revenue	5.250%	1/1/34	3,000	3,459
South Carolina Public Service Authority Revenue	5.500%	1/1/38	15,000	17,802
				105,625
South Dakota (0.3%)
South Dakota Health & Educational Facilities Authority Revenue (Avera Health)	5.000%	7/1/42	3,535	3,859
2 South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,008
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.500%	11/1/40	5,000	5,607
				20,474
Tennessee (1.7%)
Johnson City TN Health & Educational Facilities Board Hospital Revenue (Mountain States Health)	5.000%	8/15/42	4,000	4,308
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	21,027
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/32	2,400	2,587
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/37	3,235	3,420
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/42	3,000	3,287
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/14	25,370	26,848
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15	20,495	22,252
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	21,365	23,343
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	6,680	7,539
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	2,160	2,468
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	5,000	5,454
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	1/1/37	4,885	4,994
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	7/1/37	6,790	6,825
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	1,970	2,122
				136,474
Texas (7.7%)
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	1,489
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,030
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,500	1,752
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,000	7,615
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	12,500	13,535
Denton TX Independent School District GO VRDO	0.250%	11/7/12	3,750	3,750
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,603
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	7,024
Houston TX Airport System Revenue	5.000%	7/1/22	10,000	11,708
Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,472
Houston TX Airport System Revenue	5.000%	7/1/24	5,000	5,729
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,593
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,802
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal E Project)	6.750%	7/1/29	10,000	10,041
Houston TX Utility System Revenue	5.500%	11/15/26 (12)	12,010	14,615
Houston TX Utility System Revenue	5.500%	11/15/27 (12)	11,415	13,845
1 Lone Star College System Texas GO TOB VRDO	0.220%	11/7/12	15,460	15,460
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.000%	11/1/28	4,000	4,310
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.250%	11/1/40	5,500	5,926
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	13
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	261
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	19

High-Yield Tax-Exempt Fund

				Market
				Value•
	Coupon		Shares	($000)
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,706
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	8,405
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,468
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,770	5,451
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	6,000	6,684
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,510
Matagorda County TX Navigation District No. 1 Collateralized Revenue
(Centerpoint Energy Houston Electric LLC Project) PUT	5.600%	3/1/14	7,500	7,817
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,162
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.625%	2/15/35	3,195	3,261
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	23,133
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,578
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,215
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	13,308
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,869
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	9,087
North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,000	2,238
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	31,972
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,776
North Texas Tollway Authority System Revenue	5.500%	9/1/41	7,705	9,177
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,244
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,817
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,490	8,884
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	6,840	7,624
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.250%	8/15/28	4,000	4,381
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,833
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	11,252
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources) TOB VRDO	0.270%	11/7/12	3,125	3,125
Texas Department of Housing & Community Affairs Single Family Revenue	5.625%	3/1/39	3,200	3,414
Texas GO	5.750%	8/1/31	650	653
1 Texas GO TOB VRDO	0.230%	11/1/12	8,300	8,300
5 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.680%	9/15/17	3,700	3,645
Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.960%	9/15/17	25,765	25,600
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	10,900	12,638
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	11,651
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,000	17,427
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	10,000	12,660
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	272
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	54,520
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	4,680
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	25,742
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	12,832
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	5,000	6,065
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	10,000	10,320
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	10,000	10,036
University of Texas Permanent University Fund Revenue	5.000%	7/1/15	3,800	4,253
				612,277
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/20	11,000	11,359
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,138
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,231
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,340
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,961
Utah GO	5.000%	7/1/15	5,000	5,617
				35,646
Vermont (0.1%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	4,840	5,058

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	8,235	8,264
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,750
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	6,000	6,631
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,187

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	3,500	3,790
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,074
				26,696
Virginia (1.7%)
1 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	455	619
Charles City County VA Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.875%	4/1/15	2,500	2,535
2 Chesapeake VA Toll Road Revenue	0.000%	7/15/40	5,000	3,035
2 Chesapeake VA Toll Road Revenue	5.000%	7/15/47	3,000	3,242
2 Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,751
1 Chesterfield VA Industrial Development Authority Revenue (Brandermill Woods Project)	6.500%	1/1/13 (Prere.)	11,319	11,436
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,966
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37	5,000	5,170
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,289
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.600%	11/15/12 (Prere.)	315	316
Lynchburg VA Industrial Development Authority Healthcare Facilities Revenue (Centra Health Inc.)	5.200%	1/1/18	515	516
Norfolk VA Water Revenue	5.000%	11/1/21	1,500	1,910
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/33	4,500	4,950
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	11,070	11,551
Tobacco Settlement Financing Corp Virginia Revenue	5.000%	6/1/47	4,995	3,830
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	11,323
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46	9,500	7,553
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	8,000	8,734
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,255
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	8,000	8,772
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,059
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	1/1/40	13,250	13,854
				137,666
Washington (1.0%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	3,007
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,778
Port Bellingham WA Industrial Development Corp. Environmental Facilities Revenue
(BP West Coast Products LLC Project)	5.000%	1/1/16	5,095	5,701
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/16	2,000	2,292
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	2,000	2,439
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/21	5,000	6,004
Port of Seattle WA Revenue	5.000%	8/1/22	2,500	2,985
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,313
Port of Seattle WA Revenue	5.000%	8/1/24	2,425	2,832
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,472
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,357
Washington GO	5.000%	8/1/14	3,390	3,664
Washington GO	5.000%	7/1/15 (2)	2,425	2,716
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.220%	11/7/12	5,000	5,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	8,131
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,946
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,545
				83,182
West Virginia (0.3%)
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37	10,205	10,768
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,761
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,653
				20,182
Wisconsin (2.3%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,086
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	12,250	13,112
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,805
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,051
Public Finance Authority of Wisconsin Continuing Care Retirement Community Revenue
(Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	12,000	14,283
Wisconsin GO	6.000%	5/1/27	17,000	21,290
Wisconsin GO	6.250%	5/1/37	20,200	24,964
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	6,224

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	12,344
Wisconsin Health & Educational Facilities Authority Revenue
(Beaver Dam Community Hospitals Inc. Project)	6.750%	8/15/34	3,500	3,602
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	5,585
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	12,635	14,099
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	8,000	8,711
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,500	2,780
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	0.230%	11/7/12 LOC	8,300	8,300
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.300%	11/7/12	10,775	10,775
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.300%	11/7/12	5,095	5,095
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.300%	11/7/12	9,740	9,740
				181,846
Total Tax-Exempt Municipal Bonds (Cost $7,291,549)				7,888,914

			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
6 Vanguard Municipal Cash Management Fund (Cost $62,080)	0.202%		62,080,373	62,080
Total Investments (100.0%) (Cost $7,353,629)				7,950,994
Other Assets and Liabilities (0.0%)
Other Assets				114,613
Liabilities				(116,608)
				(1,995)
Net Assets (100%)				7,948,999

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	7,507,632
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(155,867)
Unrealized Appreciation (Depreciation)
Investment Securities	597,365
Futures Contracts	(131)
Net Assets	7,948,999

Investor Shares—Net Assets
Applicable to 142,577,860 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,609,165
Net Asset Value Per Share—Investor Shares	$11.29

Admiral Shares—Net Assets
Applicable to 561,732,672 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,339,834
Net Asset Value Per Share—Admiral Shares	$11.29

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $308,333,000, representing 3.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2012.
3 Security made only partial interest payments during the year ended October 31, 2012.
4 Securities with a value of $367,000 have been segregated as initial margin for open futures contracts.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

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Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F950 122012

Annual Report | October 31, 2012
Vanguard Municipal Bond Funds

Vanguard Tax-Exempt Money Market Fund
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund

> For the 12 months ended October 31, 2012, Vanguard Tax-Exempt Money Market Fund returned 0.04%, a consequence of the Federal Reserve’s low-interest-rate policy.

> Total returns for Vanguard’s municipal bond funds ranged from 1.27% for Investor Shares of the Short-Term Tax-Exempt Fund to 11.52% for Admiral Shares of the High-Yield Tax-Exempt Fund.

> State and local governments continued to make difficult budget-balancing decisions as they recover from the Great Recession.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Tax-Exempt Money Market Fund	9
Short-Term Tax-Exempt Fund	33
Limited-Term Tax-Exempt Fund	41
Intermediate-Term Tax-Exempt Fund	49
Long-Term Tax-Exempt Fund	57
High-Yield Tax-Exempt Fund	65
About Your Fund’s Expenses	74
Glossary	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMS Surprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMS Vanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields[1]	Yields[2]	Returns	Returns	Returns
Vanguard Tax-Exempt Money Market Fund	0.07%	0.11%	0.04%	0.00%	0.04%
Tax-Exempt Money Market Funds Average[3]					0.00

Vanguard Short-Term Tax-Exempt Fund
Investor Shares	0.37%	0.57%	1.08%	0.19%	1.27%
AdmiralTM Shares[4]	0.45	0.69	1.16	0.19	1.35
Barclays 1 Year Municipal Bond Index					1.01
1–2 Year Municipal Funds Average[3]					1.10

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	0.57%	0.88%	1.94%	0.99%	2.93%
Admiral Shares[4]	0.65	1.00	2.02	0.99	3.01
Barclays 1–5 Year Municipal Bond Index					3.17
1–5 Year Municipal Funds Average[3]					2.62

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	1.54%	2.37%	3.35%	4.80%	8.15%
Admiral Shares[4]	1.62	2.49	3.44	4.80	8.24
Barclays 1–15 Year Municipal Bond Index					7.02
Intermediate Municipal Funds Average[3]					7.42

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	2.17%	3.34%	4.07%	6.20%	10.27%
Admiral Shares[4]	2.25	3.46	4.16	6.20	10.36
Barclays Municipal Bond Index					9.03
General & Insured Municipal Debt Funds Average[3]					10.99

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	2.53%	3.89%	4.21%	7.22%	11.43%
Admiral Shares[4]	2.61	4.02	4.30	7.22	11.52
Barclays Municipal Bond Index					9.03
General & Insured Municipal Debt Funds Average[3]					10.99

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.
2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
3 Derived from data provided by Lipper Inc.
4 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

1

Chairman’s Letter

Dear Shareholder,

The municipal bond market delivered a robust performance during the 12 months ended October 31, 2012. The Barclays Municipal Bond Index returned 9.03%, compared with the 5.25% return posted by taxable bonds, as measured by the Barclays U.S. Aggregate Bond Index. Muni bonds produced their strong returns as state and local governments continued to adapt to the Great Recession’s legacy of constrained tax revenues and increases in social safety net services.

The five Vanguard tax-exempt bond funds in this report participated in that rally, and generally outpaced their benchmark indexes and peer-group funds. Keep in mind that, for reasons I’ll discuss, we anticipate a more challenging environment for both municipal and taxable bond investors in coming years. The Vanguard Tax-Exempt Money Market Fund, meanwhile, produced a barely positive return, a direct result of the Federal Reserve’s attempt to stimulate the economy by keeping the shortest-term interest rates a whiff above zero.

Another defining characteristic of the fiscal 2012 economic environment was a steady slide in longer-term yields, the flip side of rising prices. This has affected the bond funds’ yields. For example, the 30-day SEC yield for Investor Shares of the Short-Term Tax-Exempt Fund declined to 0.37% from 0.51% a year earlier, and the yield of Investor Shares of the High-Yield Tax-Exempt Fund declined to 2.53% from 3.70%.

As the reporting period drew to a close, parts of the Eastern United States were battered by Hurricane Sandy. We are obviously deeply concerned for the people affected by the turmoil. We are also confident in the long-term financial resiliency of the region’s municipal bond issuers, which are receiving help from state and federal governments and may benefit from the expected economic stimulus produced by the rebuilding effort As you would expect, our credit analysis staff is monitoring the situation very closely.

Bonds continued their march, but leaner times may lie ahead
The solid performance of both taxable and tax-exempt bonds during the period took place as the yield of the benchmark 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2012
	One Year	Three Years	Five Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.25%	6.08%	6.38%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.03	6.84	6.02
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.08	0.56

Stocks
Russell 1000 Index (Large-caps)	14.97%	13.48%	0.53%
Russell 2000 Index (Small-caps)	12.08	14.82	1.19
Dow Jones U.S. Total Stock Market Index	14.45	13.62	0.75
MSCI All Country World Index ex USA (International)	3.98	3.74	–5.08

CPI
Consumer Price Index	2.16%	2.28%	2.06%

2

Bondholders have enjoyed years of healthy returns. But as Tim Buckley, our incoming chief investment officer, has noted, investors shouldn’t be surprised if future results are much more modest. As yields remain low, the opportunity for similarly strong returns diminishes.

The Federal Reserve announced on September 13 that it would continue to hold its target for short-term interest rates between 0% and 0.25% at least through mid-2015. The exceptionally low rates have been in place since late 2008.

U.S. stocks led the advance for global equity markets
U.S. stocks returned about 14% for the 12 months ended October 31, putting domestic equities ahead of their international counterparts. Stocks in Europe and Asia, meanwhile, posted modestly positive results.

The advances came amid moves by U.S. and European central bankers to manage risks to the U.S. economy and the finances of European governments and banks. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles are by no means resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

Investors’ search for yield helped boost fund returns
The Vanguard Municipal Bond Funds did well during the fiscal year as investors bid up bond prices in their search for higher-yielding investments. Their targets were both longer-term and lower-credit-quality bonds, which carry higher yields as compensation for their greater interest rate and credit risks.

Among the Vanguard Municipal Bond Funds, the Long-Term (10.27%) and High-Yield Tax-Exempt (11.43%) Funds were the main beneficiaries. (All returns are for Investor Shares.) Vanguard’s other tax-exempt bond funds benefited as well because their portfolios had a somewhat higher-than-typical exposure to longer-term and lower-credit debt during the period.

Most of the bond funds also did well relative to their benchmark indexes. All but one (the Limited-Term Tax-Exempt Fund) bested their benchmark indexes by significant amounts, as you can see in the table on page 1. The Limited-Term Fund, which returned 2.93%, fell short of its benchmark but was ahead of the average return of peer-group funds. Indeed, all but one (the Long-Term Tax-Exempt Fund) surpassed their peers, again by a marked amount. The Long-Term Fund, which returned 10.27%, was out of step with competitive funds in part because of its shorter duration (a measure of price sensitivity to changes in interest rates).

The Vanguard funds posted their results against a backdrop of slowly improving financial conditions among state and local governments. Some of the decisions that officials have made obviously come under the category of “bitter medicine,” such as cutting back jobs for state and local government workers.

Fortunately, state tax revenues have begun growing again (see the chart on page 5), although revenues are below peak-2008 levels. At the local level, many governments face pressure because of the severe slide in home prices, which results in lower

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Tax-Exempt Money Market Fund	0.17%	—	0.33%
Short-Term Tax-Exempt Fund	0.20	0.12%	0.68
Limited-Term Tax-Exempt Fund	0.20	0.12	0.73
Intermediate-Term Tax-Exempt Fund	0.20	0.12	0.86
Long-Term Tax-Exempt Fund	0.20	0.12	0.98
High-Yield Tax-Exempt Fund	0.20	0.12	0.98

1 The fund expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, expense ratios were: for the Tax-Exempt Money Market Fund, 0.16%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares.

2 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal Debt Funds. Peer-group values are derived from data provided by Lipper Inc. and capture data through year-end 2011.

3

assessments and therefore reduced property taxes—typically a primary source of revenue. On the cost side of the budget equation, state and local governments have been taking extra care in making spending decisions. One sign of this caution is the reduced level of bond issuance for new capital projects, such as for new roads and upgraded sewer systems.

Another sign of the effort by state and local governments to trim costs is their efforts to refinance existing liabilities at today’s very low interest rates: Of the almost $276 billion in new bonds issued during the first nine months of calendar year 2012, only about 40% of that total was for new capital projects. The remaining 60%—an unusually high level—represented “refundings,” that is, bonds earmarked to replace higher-cost debt.

Over the decade, the funds have surpassed their peers
Over the past ten years, the Vanguard tax-exempt bond and money market funds have outperformed their peer groups. This reflects the skilled management of our funds by their investment advisor, Vanguard Fixed Income Group. Another contributor to the funds’ performance was their lower cost profile compared with most other funds, a factor that allows more of a fund’s return to be passed along to shareholders. Lower expenses also reduce the temptation for a fund manager to overcome the drag of costs by taking on extra risks in the hopes of achieving higher returns.

As you know, in March we changed the tax-exempt bond funds’ benchmarks to indexes that more accurately represent the funds’ actual bond exposure, particularly the maturities of the bonds the funds hold. Our record against the funds’ index benchmarks is mixed. The performance of the Short-Term, Intermediate-Term, and Long-Term Tax-Exempt Funds was in line with that of their indexes (allowing for the fact that real-life funds have operating expenses and unmanaged indexes do not).

The High-Yield Tax-Exempt Fund outpaced its index. This reflected the small amount of below-investment-grade bonds in its portfolio compared with its investment-grade benchmark. The Limited-Term Tax-Exempt Fund struggled compared with its benchmark, primarily because the fund had a higher-credit-quality portfolio than the index.

We keep an eye on the benchmark indexes, but our most important measure of relative success is how the funds perform relative to peers operating in the same somewhat idiosyncratic market.

Total Returns
Ten Years Ended October 31, 2012

Average Annual
Return
Tax-Exempt Money Market Fund	1.45%
Tax-Exempt Money Market Funds Average[1]	1.03

Short-Term Tax-Exempt Fund Investor Shares	2.29%
Barclays 1 Year Municipal Bond Index	2.42
1–2 Year Municipal Funds Average[1]	1.01

Limited-Term Tax-Exempt Fund Investor Shares	3.05%
Barclays 1–5 Year Municipal Bond Index	3.53
1–5 Year Municipal Funds Average[1]	2.47

Intermediate-Term Tax-Exempt Fund Investor Shares	4.65%
Barclays 1–15 Year Municipal Bond Index	4.81
Intermediate Municipal Funds Average[1]	4.03

Long-Term Tax-Exempt Fund Investor Shares	5.04%
Barclays Municipal Bond Index	5.24
General & Insured Municipal Debt Funds Average[1]	4.45

High-Yield Tax-Exempt Fund Investor Shares	5.43%
Barclays Municipal Bond Index	5.24
General & Insured Municipal Debt Funds Average[1]	4.45
1 Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

4

Over the past ten years, the Vanguard funds have delivered on our expectations of superior performance.

Tune out the “noise”—
always a good practice
In fiscal 2012, and as has happened periodically since the financial crisis, municipal bonds made headlines as a handful of issuers filed for bankruptcy protection. But headlines can be flashier than the underlying reality.

Muni defaults aren’t necessarily unusual, but they represent only a tiny fraction of the dollar amount of the overall muni market (and are typically the types of bonds we steer away from). A historical perspective also helps: New York City in the 1970s, Philadelphia in the 1980s, and New Orleans in the wake of Hurricane Katrina all suffered significant financial difficulties, yet none of them declared bankruptcy or missed a bond payment.

Moreover, state and municipal debt burdens remain manageable relative to the size of their economies—and the last thing that issuers would want is to default and have the door to the muni market closed to them as investors shun future bonds.

At Vanguard, our seasoned team of credit analysts is continually monitoring the underlying realities of the municipal bond market, as opposed to the hubbub generated by instant reactions to events. The analysts review in depth the securities we’re considering purchasing, and keep an eye on securities already in our portfolios, to make sure there are no changes in credit quality. They form their judgments independent of those of rating agencies.

The painstaking work of our credit analysts helps us tune out the noise. Stepping back from the latest headlines and gaining some perspective before making a decision is a good practice for any investor and for any investment.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2012

Investment insight
Issuers balk at taking on more debt as revenues grow slowly
State tax revenue plummeted because of the financial crisis. Although for ten straight quarters revenue has been higher than for the same quarter a year earlier, as of the second quarter of 2012 revenue remained 2% below peak-2008 levels—and 7.7%
lower when adjusted for inflation. Excluded from the chart are local-government property taxes, which are declining. The difficult revenue picture has generally produced “austerity” budgets, which have led governments to be very selective in the bonds they’ve issued to finance expenditures for capital improvements and general spending.

Year-over-year percentage change (by quarter) in state tax collections

Source: Nelson A. Rockefeller Institute of Government.

Annual volume of new bonds to finance spending

Note: 2012 data are through the end of October.
Source: Municipal Indices Monthly, Barclays, November 5, 2012.

 5

Your Fund’s Performance at a Glance
October 31, 2011–October 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Exempt Money Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	$15.90	$15.93	$0.171	$0.000
Admiral Shares	15.90	15.93	0.183	0.000
Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	$11.07	$11.18	$0.212	$0.000
Admiral Shares	11.07	11.18	0.221	0.000
Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	$13.75	$14.41	$0.449	$0.000
Admiral Shares	13.75	14.41	0.460	0.000
Vanguard Long-Term Tax-Exempt Fund
Investor Shares	$11.13	$11.82	$0.437	$0.000
Admiral Shares	11.13	11.82	0.446	0.000
Vanguard High-Yield Tax-Exempt Fund
Investor Shares	$10.53	$11.29	$0.425	$0.000
Admiral Shares	10.53	11.29	0.434	0.000

6

Advisor’s Report

For the fiscal year ended October 31, 2012, returns of the Vanguard Municipal Bond Funds ranged from 1.27% for Investor Shares of Vanguard Short-Term Tax-Exempt Fund to 11.52% for Admiral Shares of Vanguard High-Yield Tax-Exempt Fund. Four of the five bond funds were in line with, or exceeded, their index benchmarks; the Limited-Term Tax-Exempt Fund trailed its benchmark. Four of the bond funds outpaced the average return of peer-group funds; the Long-Term Tax-Exempt Fund did not. The Tax-Exempt Money Market Fund returned 0.04%, compared with the 0.00% average return of peer-group funds.

The investment environment
The Federal Reserve aimed to keep both short- and long-term interest rates at unusually low levels during the period. At the shortest end of the yield curve, the Fed maintained the same target interest rate—0.00% to 0.25%—for the shortest-term assets that has been in place since December 2008. And while the fiscal year began with the Fed’s expectation that historically low yields would continue until at least mid-2013, the central bank revised its outlook twice and now expects the low levels to continue to at least mid-2015.

At the opposite end of the yield curve, the Fed began “Operation Twist,” a bond-buying program aimed at pushing down longer-term yields generally—or “flattening” the yield curve—shortly before the fiscal period began. In June, the Fed said it would extend the program until year-end (and in September it announced a separate securities-buying program aimed at lowering mortgage rates). State and local governments took advantage of the slide in rates to bolster their balance sheets by issuing more “refunding” bonds, which replace higher-cost debt with lower-cost debt, than bonds to finance new and upgraded infrastructure projects or bonds to be used for general purposes.

The pullback in capital projects reflected the austerity budgets faced by many state and local governments, a consequence of the impact the Great Recession has had on their tax revenue. The governments continue to make the difficult decisions necessary to make ends meet—a process closely monitored by our team of credit analysts—at a pace of change dependent on the unique economic, financial, and political characteristics of each situation.

Management of the funds
Municipal bonds turned in a strong performance during the 12 months ended October 31, on an absolute and relative basis. The Barclays Municipal Bond Index returned 9.03%. The decline in yields during the period helped boost returns (falling yields are synonymous with rising bond prices). Other factors were also at work in stimulating returns. One of them was a mismatch between lower supply and heavy demand from investors, who had become more comfortable with munis after many were spooked by the unwarranted fears of system-wide problems in late 2010 and early 2011. In their search for yield during the fiscal year, many investors favored both longer-term bonds, which also helped push longer-term yields down, and riskier bonds.

Munis were also appealing relative to U.S. Treasury bonds, especially when accounting for their tax benefits. Municipal bond yields, which historically have been about 85% or so of Treasury bond yields, were well above those of Treasuries at the start of the period. Even though yields declined during the period, the ratio remained above average: Yields of 10-year

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	October 31,
Maturity	2011	2012
2 years	0.44%	0.30%
5 years	1.26	0.67
10 years	2.39	1.72
30 years	3.75	2.82
Source: Vanguard.

7

munis, for example, began the year at 113% of those of 10-year Treasuries and closed at 102%.

The strong demand for munis supported the returns of our muni bond funds. Money market funds, however, were at the mercy of the Fed’s policy for short-term interest rates. Vanguard Tax-Exempt Money Market Fund had a slightly positive return, although most of the industry did not. Among the bond funds, the Fed’s policy had the most direct effect on the Short-Term Tax-Exempt Fund, which seeks to maintain a weighted average maturity of one to two years. For that fund, we focused on the portions of the yield curve that provided the most value consistent with our standards for lower volatility and higher credit quality compared with peer funds.

For the longer-maturity funds, we favored securities toward the longer end of the yield curve within each fund’s mandate. This was a major contributor to performance. We also overweighted mid-investment-grade (A-rated) bonds, such as hospital bonds, that outperformed significantly this year. Marginal contributions to return came from slight changes in the funds’ durations (a measure of bonds’ price sensitivity to changes in interest rates) to take advantage of seasonal flows in bond issuance. A detractor from returns was the shortfall in new-bond issuance: This made it challenging to execute our strategy, given how selective we are in the bonds we add to our portfolios.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Group

Marlin G. Brown, Portfolio Manager

Mathew M. Kiselak, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

November 19, 2012

8

Tax-Exempt Money Market Fund

Fund Profile
As of October 31, 2012

Financial Attributes
Ticker Symbol	VMSXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.07%
Average Weighted Maturity	33 days

Largest Area Concentrations
Texas	10.6%
California	6.1
New York	5.4
Illinois	4.2
Florida	4.1
Georgia	4.1
Tennessee	3.6
Massachusetts	3.4
Ohio	3.2
Washington	3.2
Top Ten	47.9%

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated February 24, 2012, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratio was 0.16%.

9

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: October 31, 2002–October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2012		of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Exempt Money Market Fund	0.04%	0.69%	1.45%	$11,545
Tax-Exempt Money Market Funds Average[1]	0.00	0.46	1.03	11,081

Fiscal-Year Total Returns (%): October 31, 2002–October 31, 2012
		Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2003	0.99%	0.49%
2004	1.03	0.48
2005	2.13	1.48
2006	3.26	2.63
2007	3.65	2.99
2008	2.63	2.03
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
7-day SEC yield (10/31/2012): 0.07%

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.04%	0.75%	0.00%	1.46%	1.46%

1 Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

10

Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of October 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.6%)
Alabama (0.4%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.210%	11/7/12	16,285	16,285
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.240%	11/7/12	5,100	5,100
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.260%	11/7/12	335	335
Homewood AL Educational Building Authority Revenue (Samford University) VRDO	0.210%	11/7/12 LOC	24,655	24,655
Huntsville AL GO	2.000%	11/1/12	1,550	1,550
1 Mobile AL Water & Sewer Commission TOB VRDO	0.230%	11/1/12 LOC	13,800	13,800
1 Shelby County AL Board of Education Revenue TOB VRDO	0.220%	11/7/12	10,255	10,255
				71,980
Alaska (0.2%)
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.210%	11/7/12 LOC	4,930	4,930
Alaska Student Loan Corporation Educational Loan Corporation VRDO	0.240%	11/7/12 LOC	14,000	14,000
Alaska Student Loan Corporation Educational Loan Revenue PUT	0.370%	6/1/13 LOC	13,000	13,000
North Slope Borough AK GO	1.000%	6/30/13	7,700	7,739
				39,669
Arizona (1.9%)
Apache County AZ Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power Co. Project) VRDO	0.200%	11/7/12 LOC	25,225	25,225
Arizona Board Regents Arizona State University System Revenue VRDO	0.220%	11/7/12 LOC	21,750	21,750
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.220%	11/7/12	9,750	9,750
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.200%	11/7/12 LOC	71,740	71,740
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.220%	11/7/12 LOC	26,410	26,410
1 Arizona School Facilities Board Revenue TOB VRDO	0.240%	11/7/12	10,575	10,575
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.210%	11/7/12	7,860	7,860
Coconino County AZ Pollution Control Corp. Revenue (Tucson Electric Power Navajo Project) VRDO	0.260%	11/7/12 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.220%	11/7/12	28,310	28,310
Glendale AZ Industrial Development Authority Revenue (Midwestern University) VRDO	0.230%	11/7/12 LOC	10,000	10,000
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.320%	11/7/12	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.210%	11/7/12 LOC	22,280	22,280
1 Phoenix AZ Civic Improvement Corp. Wastewater System Revenue TOB VRDO	0.210%	11/7/12 LOC	20,420	20,420
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.210%	11/7/12	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.220%	11/7/12	4,995	4,995
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.210%	11/7/12	16,000	16,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.220%	11/7/12	6,500	6,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.220%	11/7/12	4,500	4,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.220%	11/7/12	4,560	4,560
				318,415
California (6.1%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Computer History Museum)
VRDO	0.190%	11/7/12 LOC	7,000	7,000
1 California Educational Facilities Authority Revenue (Stanford University) TOB PUT	0.270%	11/8/12	19,910	19,910
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.220%	11/7/12	5,050	5,050
California RAN	2.500%	6/20/13	253,000	256,304
California School Cash Reserve Program Authority Pool TRAN	2.000%	6/3/13	8,200	8,285
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.200%	11/7/12	78,925	78,925
California Statewide Communities Development Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.190%	11/7/12 LOC	4,500	4,500
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.270%	11/7/12	17,545	17,545
East Bay CA Municipal Utility District Water System Revenue (Extendible) CP	0.230%	6/3/13	15,000	15,000
East Bay CA Municipal Utility District Water System Revenue (Extendible) CP	0.240%	6/9/13	11,500	11,500
East Bay CA Municipal Utility District Water System Revenue (Extendible) CP	0.250%	7/7/13	10,000	10,000
East Bay CA Municipal Utility District Water System Revenue (Extendible) CP	0.240%	7/12/13	18,600	18,600
2 Eastern Municipal Water District CA Water & Sewer Revenue PUT	0.230%	7/19/13	14,000	14,000
Irvine CA Reassessment District No. 05-21 Improvement Revenue VRDO	0.240%	11/1/12 LOC	36,100	36,100
Kern County CA TRAN	2.500%	6/28/13	50,000	50,745

11

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Livermore CA COP VRDO	0.200%	11/7/12 LOC	16,105	16,105
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.210%	11/1/12	1,800	1,800
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.210%	11/7/12 LOC	6,210	6,210
Los Angeles CA TRAN	2.000%	3/28/13	72,000	72,525
Los Angeles CA TRAN	2.000%	4/25/13	65,000	65,560
Los Angeles CA TRAN	2.000%	5/30/13	170,000	171,750
Los Angeles County CA TRAN	2.000%	3/29/13	22,500	22,665
2 Metropolitan Water District of Southern California Revenue PUT	0.210%	6/10/13	15,000	15,000
1 Nuveen California Select Quality Municipal Fund VRDP VRDO	0.310%	11/7/12 LOC	26,000	26,000
1 Orange County CA Sanitation District COP TOB VRDO	0.220%	11/7/12	19,845	19,845
1 Orange County CA Sanitation District COP TOB VRDO	0.220%	11/7/12	11,640	11,640
San Bernardino County CA TRAN	2.000%	6/28/13	20,000	20,234
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.230%	11/7/12	3,600	3,600
1 San Mateo County CA Community College District GO TOB VRDO	0.210%	11/7/12	9,500	9,500
1 Sunnyvale CA Wastewater Revenue TOB VRDO	0.220%	11/7/12	9,100	9,100
1 University of California Revenue TOB VRDO	0.240%	11/7/12	9,520	9,520
Whittier CA Health Facility Revenue (Presbyterian Intercommunity Hospital) VRDO	0.200%	11/7/12 LOC	9,600	9,600
				1,044,118
Colorado (3.2%)
1 Board of Governors of the Colorado State University System Revenue TOB VRDO	0.210%	11/7/12 LOC	5,095	5,095
Castle Rock CO COP VRDO	0.250%	11/7/12 LOC	10,200	10,200
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation
Bond Program) VRDO	0.230%	11/1/12 LOC	2,425	2,425
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation
Bond Program) VRDO	0.230%	11/1/12 LOC	7,815	7,815
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation
Bond Program) VRDO	0.230%	11/1/12 LOC	8,980	8,980
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project) VRDO	0.220%	11/7/12	9,735	9,735
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project) VRDO	0.220%	11/7/12	9,831	9,831
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.210%	11/7/12	9,415	9,415
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.200%	11/7/12	21,250	21,250
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project) VRDO	0.190%	11/7/12 LOC	5,830	5,830
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project) VRDO	0.210%	11/7/12 LOC	1,700	1,700
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.210%	11/7/12	7,000	7,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.220%	11/7/12	10,805	10,805
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.200%	11/7/12	21,500	21,500
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.180%	11/7/12	19,700	19,700
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.180%	11/7/12	31,595	31,595
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.200%	11/7/12	59,510	59,510
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	10,700	10,700
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	11,560	11,560
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.210%	11/7/12	11,800	11,800
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.210%	11/7/12	25,025	25,025
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.210%	11/7/12	23,000	23,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.210%	11/7/12	29,000	29,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.210%	11/7/12 LOC	27,840	27,840
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.220%	11/7/12	12,500	12,500
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.220%	11/7/12	9,990	9,990
1 Colorado Regional Transportation District Sales Tax Revenue (FasTracks Project) TOB VRDO	0.220%	11/7/12	20,610	20,610
1 Colorado Regional Transportation District Sales Tax Revenue TOB VRDO	0.210%	11/7/12	11,330	11,330
Colorado Springs CO Utility System Revenue VRDO	0.210%	11/7/12	12,700	12,700
Colorado Springs CO Utility System Revenue VRDO	0.230%	11/7/12	23,755	23,755
1 Denver CO City & County Airport Revenue TOB VRDO	0.240%	11/7/12 LOC	25,000	25,000
Denver CO Urban Renewal Authority Tax Increment Revenue (Stapleton) VRDO	0.220%	11/7/12 LOC	14,045	14,045
1 El Paso CO COP TOB VRDO	0.210%	11/7/12 LOC	11,070	11,070
University of Colorado Hospital Authority Revenue VRDO	0.200%	11/7/12 LOC	22,310	22,310
				544,621
Connecticut (0.3%)
1 Connecticut GO TOB VRDO	0.220%	11/7/12	14,985	14,985
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	0.330%	11/15/12	8,100	8,100
Hartford CT BAN	2.000%	4/11/13	20,000	20,143
				43,228

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Delaware (0.0%)
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.270%	11/7/12	4,545	4,545
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.470%	11/7/12	3,445	3,445
				7,990
District of Columbia (0.7%)
1 District of Columbia COP TOB VRDO	0.210%	11/7/12 LOC	17,305	17,305
1 District of Columbia GO TOB VRDO	0.210%	11/7/12 LOC	22,770	22,770
1 District of Columbia Income Tax Revenue TOB VRDO	0.220%	11/7/12	9,995	9,995
District of Columbia Revenue (Washington Drama Society) VRDO	0.210%	11/7/12 LOC	8,825	8,825
District of Columbia TRAN	2.000%	9/30/13	25,000	25,407
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB PUT	0.210%	11/7/12 LOC	12,830	12,830
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.240%	11/7/12	11,865	11,865
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue CP	0.200%	11/8/12 LOC	18,000	18,000
				126,997
Florida (4.1%)
1 Brevard County FL School Board COP TOB VRDO	0.210%	11/7/12 LOC	13,755	13,755
1 Broward County FL GO TOB VRDO	0.210%	11/7/12	8,150	8,150
1 Broward County FL School Board COP TOB VRDO	0.210%	11/7/12 LOC	34,470	34,470
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.220%	11/7/12	5,660	5,660
1 Cape Coral FL Water & Sewer Revenue TOB VRDO	0.220%	11/7/12	7,090	7,090
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	2.500%	6/1/13	48,500	49,038
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.210%	11/7/12	6,265	6,265
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.210%	11/7/12	12,785	12,785
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.210%	11/7/12	12,000	12,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.210%	11/7/12	10,215	10,215
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	11/7/12	8,800	8,800
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	11/7/12	9,000	9,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.220%	11/7/12	5,680	5,680
1 Florida Department of Management Services COP TOB VRDO	0.220%	11/7/12	6,955	6,955
1 Florida GO TOB VRDO	0.220%	11/7/12	7,200	7,200
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.270%	11/7/12	5,305	5,305
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.270%	11/7/12	2,345	2,345
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.270%	11/7/12	6,345	6,345
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.270%	11/7/12	4,245	4,245
Florida Keys Aqueduct Authority Water Revenue VRDO	0.190%	11/7/12 LOC	42,350	42,350
1 Florida Ports Financing Commission Revenue TOB VRDO	0.570%	11/7/12	3,930	3,930
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) VRDO	0.200%	11/7/12 LOC	5,000	5,000
Jacksonville FL Electric Authority Electric System Revenue CP	0.190%	11/6/12	65,610	65,610
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.200%	11/7/12 LOC	16,400	16,400
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.200%	11/7/12	10,000	10,000
1 Jacksonville FL US Government Guaranteed Notes TOB VRDO	0.220%	11/7/12	3,900	3,900
Lee Memorial Health System Florida Hospital Revenue VRDO	0.230%	11/7/12 LOC	5,160	5,160
Liberty County FL Industrial Development Revenue (Georgia-Pacific Corp. Project) VRDO	0.240%	11/7/12 LOC	6,000	6,000
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.220%	11/7/12	17,400	17,400
1 Miami-Dade County FL School Board COP TOB VRDO	0.210%	11/7/12 LOC	15,990	15,990
1 Miami-Dade County FL School Board COP TOB VRDO	0.220%	11/7/12 (13)	8,930	8,930
North Broward FL Hospital District Revenue VRDO	0.200%	11/7/12 LOC	27,500	27,500
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System) VRDO	0.200%	11/7/12 LOC	4,630	4,630
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.220%	11/7/12	25,555	25,555
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.220%	11/7/12	15,770	15,770
1 Orange County FL Housing Finance Authority Homeowner Revenue (Multi-County Program)
TOB VRDO	0.270%	11/7/12	1,890	1,890
1 Orange County FL School Board COP TOB VRDO	0.210%	11/7/12	8,700	8,700
1 Orange County FL School Board COP TOB VRDO	0.210%	11/7/12 LOC	34,920	34,920
1 Orange County FL School Board COP TOB VRDO	0.210%	11/7/12	8,000	8,000
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.200%	11/7/12 LOC	20,000	20,000
1 Palm Beach County FL Public Improvement Revenue TOB VRDO	0.210%	11/7/12	8,425	8,425
Palm Beach County FL Revenue (Children’s Home Society Project) VRDO	0.270%	11/7/12 LOC	11,540	11,540
Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.210%	11/7/12 LOC	5,700	5,700
Palm Beach County FL Revenue (Pine Crest Preparatory, Inc.) VRDO	0.200%	11/7/12 LOC	3,800	3,800
Palm Beach County FL School District TAN	1.000%	1/29/13	57,500	57,613
1 Palm Beach County FL Water & Sewer Revenue TOB VRDO	0.220%	11/7/12	5,535	5,535
Polk County FL Industrial Development Authority Health Care Facilities Revenue
(Winter Haven Hospital Project) VRDO	0.200%	11/7/12 LOC	8,800	8,800
1 South Florida Water Management District COP TOB VRDO	0.240%	11/7/12	9,800	9,800

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
1 South Florida Water Management District COP TOB VRDO	0.240%	11/7/12	17,970	17,970
1 Tampa Bay FL Water Utility System Revenue TOB VRDO	0.240%	11/7/12	6,730	6,730
				698,851
Georgia (4.1%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.210%	11/7/12 LOC	24,750	24,750
1 Augusta GA Water & Sewer Revenue TOB VRDO	0.270%	11/7/12 (4)	7,645	7,645
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/12	1,000	1,002
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.210%	11/7/12 LOC	26,325	26,325
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.210%	11/7/12 LOC	13,610	13,610
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.210%	11/7/12 LOC	31,125	31,125
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.210%	11/7/12 LOC	49,000	49,000
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.220%	11/7/12	22,835	22,835
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) VRDO	0.210%	11/7/12 LOC	69,415	69,415
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.210%	11/7/12 LOC	22,000	22,000
Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.210%	11/7/12 LOC	37,000	37,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.210%	11/7/12 LOC	8,600	8,600
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.210%	11/7/12 LOC	32,000	32,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.210%	11/7/12 LOC	22,500	22,500
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.210%	11/7/12 LOC	3,400	3,400
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.210%	11/7/12 LOC	13,000	13,000
1 Gainesville GA Redevelopment Authority Revenue (Brenau University Inc. Project) VRDO	0.200%	11/7/12 LOC	10,300	10,300
1 Georgia GO TOB VRDO	0.210%	11/7/12	9,965	9,965
1 Georgia GO TOB VRDO	0.240%	11/7/12	11,195	11,195
Georgia Road & Tollway Authority Revenue	4.000%	3/1/13	1,000	1,012
Gwinnett County GA Development Authority Revenue (Nilhan Hospitality LLC) VRDO	0.210%	11/7/12 LOC	7,000	7,000
Gwinnett County GA Hospital Authority (Gwinnett Hospital System Inc. Project ) RAN VRDO	0.210%	11/7/12 LOC	45,385	45,385
Gwinnett County GA School District GO	5.000%	2/1/13	16,510	16,708
1 Gwinnett County GA School District GO TOB VRDO	0.210%	11/7/12	12,205	12,205
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.210%	11/7/12 LOC	42,155	42,155
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.210%	11/7/12 LOC	14,275	14,275
Main Street Natural Gas Inc. Georgia Gas Project Revenue VRDO	0.210%	11/7/12	89,800	89,800
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	0.220%	11/7/12 LOC	3,300	3,300
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.210%	11/7/12	15,210	15,210
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.220%	11/7/12	5,785	5,785
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.220%	11/7/12	3,700	3,700
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.220%	11/7/12	5,630	5,630
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.220%	11/7/12	9,700	9,700
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.210%	11/7/12 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.210%	11/7/12 LOC	3,400	3,400
				693,482
Hawaii (0.7%)
1 Hawaii Harbor System Revenue TOB VRDO	0.220%	11/7/12	14,620	14,620
1 Hawaii Housing Finance & Development Revenue TOB VRDO	0.220%	11/7/12 LOC	12,510	12,510
1 Honolulu HI City & County Board Water Supply Water System Revenue TOB VRDO	0.210%	11/7/12 LOC	7,000	7,000
Honolulu HI City & County GO CP	0.190%	11/6/12	9,000	9,000
Honolulu HI City & County GO CP	0.200%	11/14/12	15,000	15,000
1 Honolulu HI City & County GO TOB VRDO	0.270%	11/7/12	7,715	7,715
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.210%	11/7/12 LOC	16,210	16,210
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.220%	11/7/12	5,670	5,670
1 University of Hawaii Revenue TOB VRDO	0.210%	11/7/12 LOC	12,795	12,795
1 University of Hawaii Revenue TOB VRDO	0.220%	11/7/12 (13)	19,800	19,800
				120,320
Idaho (1.5%)
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.190%	11/7/12 LOC	5,985	5,985
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.190%	11/7/12 LOC	12,305	12,305
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.190%	11/7/12 LOC	12,630	12,630
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	10,330	10,330
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	11,500	11,500
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	12,905	12,905
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	12,340	12,340
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	5,100	5,100
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	9,445	9,445
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	7,225	7,225
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	8,915	8,915
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	4,600	4,600
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	6,405	6,405
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	8,120	8,120
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	4,135	4,135
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	7,000	7,000

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	10,400	10,400
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	9,095	9,095
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	11,675	11,675
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	10,460	10,460
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	5,200	5,200
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	7,570	7,570
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	7,560	7,560
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	11/7/12	10,870	10,870
Idaho TAN	2.000%	6/28/13	47,000	47,553
				259,323
Illinois (4.2%)
Channahon IL Revenue (Morris Hospital) VRDO	0.220%	11/7/12 LOC	4,060	4,060
Channahon IL Revenue (Morris Hospital) VRDO	0.220%	11/7/12 LOC	5,105	5,105
Chicago IL Board of Education GO VRDO	0.190%	11/7/12 LOC	5,900	5,900
Chicago IL Board of Education GO VRDO	0.210%	11/7/12 LOC	17,400	17,400
Chicago IL Board of Education GO VRDO	0.220%	11/7/12 LOC	15,200	15,200
1 Chicago IL GO TOB VRDO	0.210%	11/7/12	5,500	5,500
1 Chicago IL GO TOB VRDO	0.260%	11/7/12	6,000	6,000
1 Chicago IL GO TOB VRDO	0.300%	11/7/12	12,150	12,150
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.210%	11/7/12	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.310%	11/7/12	12,000	12,000
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.210%	11/7/12 LOC	29,465	29,465
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.220%	11/7/12	10,150	10,150
1 Chicago IL Park District GO TOB VRDO	0.220%	11/7/12	19,540	19,540
1 Chicago IL Water Revenue TOB VRDO	0.280%	11/7/12	17,870	17,870
Chicago IL Water Revenue VRDO	0.220%	11/7/12 LOC	6,815	6,815
Chicago IL Water Revenue VRDO	0.220%	11/7/12 LOC	19,060	19,060
Chicago IL Water Revenue VRDO	0.220%	11/7/12 LOC	5,145	5,145
Illinois Educational Facilities Authority Revenue (Columbia College Chicago) VRDO	0.190%	11/7/12 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	0.240%	5/2/13	16,000	16,000
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.240%	11/7/12	9,185	9,185
2 Illinois Finance Authority Revenue (Advocate Health Care) PUT	0.330%	5/29/13	11,500	11,500
Illinois Finance Authority Revenue (Bradley University) VRDO	0.200%	11/7/12 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.220%	11/7/12	8,750	8,750
1 Illinois Finance Authority Revenue (Chicago University) TOB VRDO	0.240%	11/7/12	13,330	13,330
Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.210%	11/7/12 LOC	4,845	4,845
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.180%	11/6/12	25,000	25,000
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.180%	11/6/12	50,000	50,000
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.200%	11/7/12 LOC	4,165	4,165
Illinois Finance Authority Revenue (Methodist Medical Center) VRDO	0.220%	11/7/12 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore University Health System) TOB VRDO	0.220%	11/7/12	4,375	4,375
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.210%	11/7/12 LOC	9,050	9,050
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.220%	11/7/12	6,000	6,000
Illinois Finance Authority Revenue (Northwestern University) PUT	1.200%	3/1/13	1,350	1,354
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.210%	11/7/12	8,165	8,165
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.210%	11/7/12 LOC	24,800	24,800
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.210%	11/7/12 LOC	27,475	27,475
Illinois Finance Authority Revenue (Rush University Medical Center) VRDO	0.220%	11/7/12 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity International University) VRDO	0.210%	11/7/12 LOC	12,480	12,480
1 Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	0.240%	11/7/12	10,200	10,200
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.210%	11/7/12	20,500	20,500
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.200%	11/7/12	9,934	9,934
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.200%	11/7/12	16,000	16,000
Illinois Finance Authority Revenue (YMCA Metropolitan Chicago Project) VRDO	0.200%	11/7/12 LOC	4,200	4,200
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	0.250%	4/19/13	7,325	7,325
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.200%	11/7/12 LOC	8,600	8,600
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.220%	11/7/12 (13)	11,265	11,265
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.220%	11/7/12	6,025	6,025
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.210%	11/7/12 LOC	20,000	20,000
Illinois Unemployment Insurance Fund Building Receipts Revenue	2.000%	6/15/13	8,755	8,848
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.220%	11/7/12	4,355	4,355
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.210%	11/7/12	42,200	42,200
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.210%	11/7/12	10,000	10,000
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.210%	11/7/12	8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	11/7/12	9,190	9,190
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.270%	11/7/12	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.230%	11/7/12 (13)	11,330	11,330
1 Schaumburg IL GO TOB VRDO	0.250%	11/7/12	7,570	7,570
1 Southern Illinois University Revenue TOB VRDO	0.210%	11/7/12 LOC	11,375	11,375
				719,051

15

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Indiana (2.2%)
Indiana Bond Bank Revenue Interim Advance Funding Program TAN	1.250%	1/3/13	19,150	19,180
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.210%	11/7/12 LOC	19,470	19,470
1 Indiana Finance Authority Hospital Revenue (Indiana University) TOB VRDO	0.210%	11/7/12 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.200%	11/7/12 LOC	17,400	17,400
Indiana Finance Authority Midwestern Disaster Relief Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.200%	11/7/12 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.200%	11/7/12	26,825	26,825
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.200%	11/7/12	12,000	12,000
Indiana Finance Authority Revenue (Columbus Regional Hospital) VRDO	0.220%	11/7/12 LOC	6,500	6,500
Indiana Finance Authority Revenue (DePauw University Project) VRDO	0.200%	11/7/12 LOC	36,750	36,750
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.210%	11/7/12	4,610	4,610
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.190%	11/7/12	29,510	29,510
1 Indiana Health & Educational Facility Financing Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.) TOB VRDO	0.240%	11/7/12	3,300	3,300
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.230%	11/1/12	600	600
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.220%	11/7/12	19,275	19,275
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.200%	11/7/12	38,500	38,500
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.220%	11/7/12	44,495	44,495
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.270%	11/7/12	1,275	1,275
1 Indiana Transportation Finance Authority Highway Revenue TOB VRDO	0.220%	11/7/12	17,930	17,930
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.240%	11/7/12	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.240%	11/7/12	3,500	3,500
Lawrenceburg IN Pollution Control Revenue VRDO	0.190%	11/7/12 LOC	5,500	5,500
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB VRDO	0.210%	11/7/12 LOC	30,375	30,375
				368,770
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.220%	11/7/12	8,645	8,645
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.220%	11/7/12	11,330	11,330
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.220%	11/7/12	6,500	6,500
				26,475
Kansas (0.4%)
2 Kansas Department of Transportation Highway Revenue	0.240%	9/1/13	11,575	11,575
1 Kansas Department of Transportation Highway Revenue TOB VRDO	0.210%	11/7/12	6,125	6,125
1 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.270%	11/7/12	8,285	8,285
Sedgwick County KS Airport Facility Revenue (FlightSafety International Inc. Project) VRDO	0.260%	11/7/12	34,000	34,000
				59,985
Kentucky (0.9%)
Boyle County KY Hospital Revenue (Ephraim McDowell Health Project) VRDO	0.200%	11/7/12 LOC	11,700	11,700
Jeffersontown KY Lease Program Revenue (Kentucky League of Cities Funding Trust) VRDO	0.200%	11/7/12 LOC	2,300	2,300
Kentucky Economic Development Finance Authority Hospital Facilities Revenue
(St. Elizabeth Medical Center Inc.) VRDO	0.200%	11/7/12 LOC	8,900	8,900
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.190%	11/7/12 LOC	12,000	12,000
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.220%	11/7/12 LOC	5,000	5,000
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.220%	11/7/12 LOC	35,000	35,000
2 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	0.310%	5/29/13	10,000	10,000
2 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	0.310%	5/29/13	10,000	10,000
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.260%	11/7/12	4,665	4,665
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.270%	11/7/12	2,030	2,030
Kentucky Housing Corp. Housing Revenue VRDO	0.250%	11/7/12	4,750	4,750
Kentucky Housing Corp. Housing Revenue VRDO	0.250%	11/7/12	5,770	5,770
1 Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)
TOB VRDO	0.210%	11/7/12	10,320	10,320
1 Lexington-Fayette Urban County Airport Board Kentucky General Airport Revenue TOB VRDO	0.220%	11/7/12	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	0.220%	11/7/12	6,125	6,125
Richmond KY League of Cities Funding Lease Program Revenue VRDO	0.210%	11/7/12 LOC	7,000	7,000
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.210%	11/7/12 LOC	3,900	3,900
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.210%	11/7/12 LOC	3,605	3,605
				147,725

16

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Louisiana (1.2%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.210%	11/7/12 LOC	17,000	17,000
East Baton Rouge Parish LA Industrial Development Board Revenue (Stupp Bros., Inc. Project)
VRDO	0.200%	11/7/12 LOC	24,155	24,155
East Baton Rouge Parish LA Industrial Development Board Solid Waste Disposal Revenue
(Georgia-Pacific Corp. Project) VRDO	0.230%	11/7/12 LOC	3,550	3,550
1 Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	0.220%	11/7/12	12,255	12,255
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.210%	11/7/12 LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.210%	11/7/12 LOC	50,000	50,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.220%	11/7/12 LOC	19,855	19,855
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.210%	11/7/12 LOC	12,500	12,500
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.210%	11/7/12 LOC	10,000	10,000
				204,315
Maine (0.7%)
1 Maine Health & Higher Educational Facilities Authority Revenue (Bowdoin College) TOB VRDO	0.280%	11/7/12	13,145	13,145
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.190%	11/7/12 LOC	9,300	9,300
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.230%	11/7/12 LOC	52,020	52,020
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.270%	11/7/12	5,510	5,510
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.270%	11/7/12	3,720	3,720
Maine Housing Authority Mortgage Revenue VRDO	0.240%	11/7/12	20,000	20,000
Maine Housing Authority Mortgage Revenue VRDO	0.240%	11/7/12	9,000	9,000
Maine Municipal Bond Bank Revenue	5.200%	11/1/12 (Prere.)	1,000	1,000
Old Town ME Solid Waste Disposal Revenue (George-Pacific Corp. Project) VRDO	0.230%	11/7/12 LOC	4,260	4,260
				117,955
Maryland (3.1%)
Baltimore County MD BAN	2.500%	12/17/12	47,000	47,133
Baltimore County MD BAN	2.500%	12/17/12	110,000	110,311
1 Baltimore County MD GO TOB VRDO	0.220%	11/7/12	7,115	7,115
Frederick County MD GO	3.000%	12/1/12	2,335	2,340
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.270%	11/7/12	4,430	4,430
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.270%	11/7/12	7,520	7,520
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.270%	11/7/12	5,095	5,095
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.270%	11/7/12	8,250	8,250
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.270%	11/7/12	4,235	4,235
Maryland GO	4.000%	3/1/13	2,000	2,025
Maryland GO	5.000%	8/1/13	1,050	1,088
1 Maryland GO TOB VRDO	0.240%	11/7/12	10,125	10,125
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.210%	11/7/12	5,000	5,000
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Hospital)
VRDO	0.200%	11/7/12 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.190%	11/2/12	14,500	14,500
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.190%	12/6/12	47,555	47,555
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
TOB VRDO	0.210%	11/7/12	7,635	7,635
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
TOB VRDO	0.250%	11/7/12	4,000	4,000
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
VRDO	0.200%	11/7/12 LOC	4,600	4,600
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
VRDO	0.200%	11/7/12	11,400	11,400
Maryland Health & Higher Educational Facilities Authority Revenue (Suburban Hospital) VRDO	0.200%	11/7/12 LOC	19,590	19,590
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.220%	11/7/12 LOC	4,000	4,000
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.210%	11/7/12	15,385	15,385
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.220%	11/7/12	8,800	8,800
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.220%	11/7/12	13,860	13,860
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.230%	11/7/12	9,000	9,000
Maryland Transportation Authority Passenger Facility Charge Revenue (BWI Airport) VRDO	0.210%	11/7/12 LOC	6,345	6,345
Montgomery County MD GO CP	0.190%	11/8/12	23,450	23,450
Montgomery County MD GO CP	0.200%	11/9/12	35,000	35,000
Montgomery County MD GO CP	0.200%	11/9/12	7,000	7,000
Montgomery County MD GO CP	0.200%	12/4/12	50,000	50,000
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.200%	11/7/12 LOC	8,030	8,030
University System of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/13 (Prere.)	2,405	2,452
1 Washington Suburban Sanitation District Maryland GO TOB VRDO	0.220%	11/7/12	9,145	9,145
				524,514

17

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Massachusetts (3.4%)
1 Commonwealth Transportation Fund Revenue Bonds TOB VRDO	0.220%	11/7/12	8,170	8,170
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.220%	11/7/12	5,760	5,760
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.200%	11/7/12	21,000	21,000
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	0.200%	11/7/12 LOC	7,810	7,810
Massachusetts Development Finance Agency Revenue (Fay School) VRDO	0.200%	11/7/12 LOC	10,600	10,600
Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.200%	11/7/12 LOC	7,840	7,840
Massachusetts GO	5.250%	11/1/12 (Prere.)	15,000	15,000
1 Massachusetts GO TOB VRDO	0.190%	11/7/12	13,545	13,545
1 Massachusetts GO TOB VRDO	0.210%	11/7/12	15,000	15,000
1 Massachusetts GO TOB VRDO	0.210%	11/7/12	5,500	5,500
1 Massachusetts GO TOB VRDO	0.210%	11/7/12 LOC	40,000	40,000
1 Massachusetts GO TOB VRDO	0.220%	11/7/12	1,850	1,850
1 Massachusetts GO TOB VRDO	0.220%	11/7/12	24,625	24,625
1 Massachusetts GO TOB VRDO	0.220%	11/7/12	6,665	6,665
1 Massachusetts GO TOB VRDO	0.220%	11/7/12	3,750	3,750
1 Massachusetts GO TOB VRDO	0.220%	11/7/12	23,935	23,935
1 Massachusetts GO TOB VRDO	0.220%	11/7/12	19,000	19,000
1 Massachusetts GO TOB VRDO	0.220%	11/7/12	6,780	6,780
1 Massachusetts GO TOB VRDO	0.240%	11/7/12	42,825	42,825
1 Massachusetts GO TOB VRDO	0.240%	11/7/12	12,130	12,130
1 Massachusetts Health & Educational Facilities Authority Revenue (MIT) TOB VRDO	0.230%	11/7/12	11,765	11,765
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
VRDO	0.210%	11/7/12	8,400	8,400
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.210%	11/7/12 LOC	21,600	21,600
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.260%	11/7/12	5,515	5,515
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.270%	11/7/12	10,635	10,635
1 Massachusetts Housing Finance Agency Single Family Housing Revenue TOB VRDO	0.220%	11/7/12	4,825	4,825
Massachusetts RAN	2.000%	4/25/13	100,000	100,879
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.220%	11/7/12	5,000	5,000
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.220%	11/7/12	3,070	3,070
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.240%	11/7/12	7,280	7,280
1 Massachusetts Water Pollution Abatement Trust Revenue TOB VRDO	0.220%	11/7/12	340	340
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.210%	11/7/12	7,500	7,500
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.210%	11/7/12	7,300	7,300
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.220%	11/7/12	5,000	5,000
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.220%	11/7/12	15,585	15,585
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.220%	11/7/12	8,205	8,205
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.230%	11/7/12	5,975	5,975
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.270%	11/7/12	6,650	6,650
Massachusetts Water Resources Authority Revenue VRDO	0.200%	11/7/12	34,800	34,800
2 University of Massachusetts Building Authority Revenue PUT	0.300%	5/29/13	13,600	13,600
				575,709
Michigan (1.6%)
Michigan Finance Authority State Aid RAN	2.000%	8/20/13	15,000	15,191
Michigan Hospital Finance Authority Revenue (Henry Ford Health System) VRDO	0.220%	11/7/12 LOC	7,100	7,100
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.230%	11/7/12 LOC	18,050	18,050
Michigan Hospital Finance Authority Revenue (Trinity Health) VRDO	0.180%	11/7/12	9,800	9,800
Michigan Housing Development Authority Revenue (Rental Housing) VRDO	0.230%	11/7/12	10,660	10,660
Michigan Housing Development Authority Revenue (Rental Housing) VRDO	0.230%	11/7/12	7,225	7,225
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.190%	11/7/12 LOC	23,220	23,220
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	18,300	18,300
1 Michigan State University Board of Trustees General Revenue TOB VRDO	0.220%	11/7/12	9,850	9,850
Michigan State University Board of Trustees General Revenue VRDO	0.200%	11/7/12	24,000	24,000
Michigan State University Board of Trustees General Revenue VRDO	0.200%	11/7/12	19,700	19,700
Michigan State University Revenue CP	0.200%	5/10/13	19,000	19,000
Michigan State University Revenue CP	0.190%	6/30/13	13,225	13,225
Oakland County MI Economic Development Corp. Revenue
(Cranbrook Educational Community Project) VRDO	0.210%	11/7/12 LOC	15,280	15,280
University of Michigan Hospital Medical Service Plan Revenue VRDO	0.180%	11/7/12	18,350	18,350
University of Michigan Hospital Revenue VRDO	0.180%	11/7/12	29,000	29,000
University of Michigan University Revenue VRDO	0.190%	11/7/12	6,300	6,300
1 Wayne State University Michigan Revenue TOB VRDO	0.240%	11/7/12	5,295	5,295
1 Wayne State University Michigan Revenue TOB VRDO	0.270%	11/7/12	5,000	5,000
				274,546
Minnesota (1.8%)
1 Hennepin County MN Sales Tax Revenue TOB VRDO	0.220%	11/7/12	23,640	23,640
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.210%	11/7/12 LOC	20,000	20,000
Minnesota GO	5.250%	11/1/12 (Prere.)	1,005	1,005
1 Minnesota GO TOB VRDO	0.220%	11/7/12	3,510	3,510

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
1 Minnesota GO TOB VRDO	0.220%	11/7/12	9,415	9,415
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.220%	11/7/12	19,000	19,000
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.220%	11/7/12	10,135	10,135
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program) VRDO	0.220%	11/7/12 LOC	45,000	45,000
Minnesota School District TRAN	2.000%	9/10/13	40,000	40,604
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.180%	11/6/12	8,300	8,300
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.190%	12/6/12	50,000	50,000
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.190%	12/6/12	50,000	50,000
University of Minnesota Revenue CP	0.180%	12/4/12	22,315	22,315
University of Minnesota Revenue CP	0.200%	12/4/12	685	685
				303,609
Mississippi (0.3%)
Mississippi Business Finance Corp. Revenue (Hattiesburg Project) VRDO	0.220%	11/7/12 LOC	7,700	7,700
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.220%	11/7/12 LOC	16,245	16,245
1 Mississippi Development Bank Special Obligation Revenue (Capital City Convention Center Project)
TOB VRDO	0.210%	11/7/12 LOC	5,000	5,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)
VRDO	0.180%	11/7/12	8,000	8,000
Perry County MS Pollution Control Revenue (Leaf River Forest Product Project) VRDO	0.220%	11/7/12 LOC	10,430	10,430
				47,375
Missouri (1.3%)
1 Columbia MO Special Obligation Electrical Improvement Revenue TOB VRDO	0.210%	11/7/12 LOC	16,490	16,490
Missouri Development Finance Board Cultural Facilities Revenue (Kauffman Center Performing)
VRDO	0.240%	11/1/12	15,000	15,000
1 Missouri Health & Education Facilities Authority Revenue (St. Luke’s Health System)TOB VRDO	0.230%	11/7/12 LOC	15,000	15,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.220%	11/1/12	11,000	11,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.200%	11/7/12	40,800	40,800
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.200%	11/7/12	22,000	22,000
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.230%	11/1/12	7,300	7,300
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.210%	11/7/12	15,920	15,920
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.220%	11/7/12	5,570	5,570
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.210%	11/7/12	25,280	25,280
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.240%	11/7/12	34,625	34,625
St. Charles County MO Public Water Supply District No.2 Revenue VRDO	0.200%	11/7/12 LOC	16,000	16,000
				224,985
Montana (0.1%)
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.220%	3/1/13	14,675	14,675
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.220%	3/1/13	8,945	8,945
				23,620
Multiple States (6.4%)
1 BlackRock Muni Intermediate Duration Fund, Inc. VRDP VRDO	0.290%	11/7/12 LOC	65,600	65,600
1 BlackRock MuniHoldings Investment Quality Fund VRDP VRDO	0.410%	11/7/12 LOC	90,000	90,000
1 BlackRock MuniYield Fund, Inc. VRDP VRDO	0.410%	11/7/12 LOC	53,400	53,400
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.260%	11/7/12 LOC	310,970	310,970
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.260%	11/7/12 LOC	37,636	37,636
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.260%	11/7/12 LOC	18,840	18,840
1 Nuveen Insured Municipal Opportunity Fund VRDP VRDO	0.330%	11/7/12 LOC	185,000	185,000
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.290%	11/7/12 LOC	34,100	34,100
1 Nuveen Premier Insured Municipal Income Fund, Inc. VRDP VRDO	0.330%	11/7/12 LOC	24,000	24,000
1 Nuveen Premium Income Municipal Fund 4 VRDP VRDO	0.290%	11/7/12 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund Inc VRDP VRDO	0.290%	11/7/12 LOC	100,000	100,000
				1,089,546
Nebraska (1.6%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.210%	11/7/12	103,870	103,870
1 Nebraska Investment Finance Authority Multifamily Housing Revenue
(Riverbend Apartments Project) VRDO	0.240%	11/7/12 LOC	5,920	5,920
1 Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.270%	11/7/12	870	870
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.200%	11/7/12	91,230	91,230
1 Nebraska Public Power District Revenue TOB VRDO	0.220%	11/7/12 (13)	15,995	15,995
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.210%	11/7/12	10,105	10,105
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.220%	11/7/12	7,000	7,000
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.220%	11/7/12 (13)	34,610	34,610
				269,600

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Nevada (2.3%)
Clark County NV Airport System Revenue VRDO	0.220%	11/7/12 LOC	15,000	15,000
Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	0.200%	11/7/12 LOC	9,100	9,100
1 Clark County NV GO TOB VRDO	0.210%	11/7/12 LOC	51,325	51,325
1 Clark County NV GO TOB VRDO	0.220%	11/7/12	7,655	7,655
1 Clark County NV GO TOB VRDO	0.240%	11/7/12	7,615	7,615
1 Clark County NV GO TOB VRDO	0.240%	11/7/12	9,770	9,770
1 Clark County NV School District GO TOB VRDO	0.210%	11/7/12	18,685	18,685
1 Clark County NV Water Reclamation District GO TOB VRDO	0.220%	11/7/12	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.210%	11/7/12	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.270%	11/7/12	8,330	8,330
Las Vegas Valley Water District Nevada GO	5.250%	12/1/12 (Prere.)	4,800	4,820
Las Vegas Valley Water District Nevada GO CP	0.200%	11/7/12	29,945	29,945
Las Vegas Valley Water District Nevada GO CP	0.200%	11/8/12	18,000	18,000
Las Vegas Valley Water District Nevada GO CP	0.200%	12/5/12	19,500	19,500
Las Vegas Valley Water District Nevada GO CP	0.210%	12/5/12	10,500	10,500
Las Vegas Valley Water District Nevada GO CP	0.230%	12/5/12	36,000	36,000
Las Vegas Valley Water District Nevada GO CP	0.220%	12/11/12	34,000	34,000
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.220%	11/7/12	48,420	48,420
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.220%	11/7/12	4,685	4,685
1 Nevada GO TOB VRDO	0.270%	11/7/12	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.210%	11/7/12 LOC	12,995	12,995
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.360%	11/7/12 LOC	7,440	7,440
Reno NV Hospital Revenue (Renown Regional Medical Center Project) VRDO	0.230%	11/7/12 LOC	5,400	5,400
1 Truckee Meadows NV Water Authority Water Revenue TOB VRDO	0.210%	11/7/12 LOC	9,990	9,990
				396,920
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.210%	11/7/12	8,000	8,000
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.270%	11/7/12	10,000	10,000
				18,000
New Jersey (1.9%)
New Jersey Economic Development Authority Industrial Development Revenue
(Ocean Spray Cranberries Inc. Project) VRDO	0.310%	11/7/12 LOC	8,000	8,000
New Jersey GO	0.464%	6/27/13	200,000	200,027
New Jersey GO	0.464%	6/27/13	100,000	100,015
1 Nuveen New Jersey Premium Income Municipal Fund VRDP VRDO	0.330%	11/7/12 LOC	20,000	20,000
				328,042
New Mexico (1.0%)
1 New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.260%	11/7/12	24,495	24,495
New Mexico Educational Assistance Foundation Revenue VRDO	0.220%	11/7/12 LOC	4,350	4,350
New Mexico Educational Assistance Foundation Revenue VRDO	0.220%	11/7/12 LOC	4,250	4,250
1 New Mexico Finance Authority Transportation Revenue TOB VRDO	0.240%	11/7/12	24,975	24,975
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.200%	11/7/12	18,910	18,910
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.210%	11/7/12	94,470	94,470
New Mexico Severance Tax Revenue	4.000%	7/1/13	3,225	3,305
				174,755
New York (5.4%)
1 BlackRock MuniHoldings New York Quality Fund, Inc. VRDP VRDO	0.410%	11/7/12 LOC	30,000	30,000
Erie County Fiscal Stability Authority BAN	1.000%	7/31/13	20,000	20,110
1 New York City NY GO TOB VRDO	0.210%	11/7/12	15,000	15,000
New York City NY GO VRDO	0.240%	11/1/12	4,400	4,400
New York City NY GO VRDO	0.200%	11/7/12 LOC	60,245	60,245
New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.200%	11/7/12 LOC	15,000	15,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.200%	11/7/12	22,500	22,500
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.200%	11/7/12 LOC	7,800	7,800
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.220%	11/7/12 LOC	5,000	5,000
New York City NY Industrial Development Agency Civic Facility Revenue (New York Law School)
VRDO	0.200%	11/7/12 LOC	19,055	19,055
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue CP	0.190%	11/9/12	45,000	45,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.230%	11/1/12	6,830	6,830
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.210%	11/7/12	15,000	15,000
1 New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	0.210%	11/7/12	16,200	16,200
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.170%	11/7/12	8,000	8,000

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.190%	11/7/12	15,375	15,375
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.200%	11/7/12	23,360	23,360
New York City NY Transitional Finance Authority Revenue VRDO	0.230%	11/1/12	20,000	20,000
New York City Transitional Finance Authority Revenue VRDO	0.200%	11/7/12	15,100	15,100
1 New York GO TOB VRDO	0.220%	11/7/12	4,000	4,000
New York Liberty Development Corp. Revenue PUT	0.250%	8/22/13	69,400	69,400
New York Liberty Development Corp. Revenue PUT	0.250%	8/22/13	24,000	24,000
New York Liberty Development Corp. Revenue PUT	0.250%	8/22/13	64,000	64,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.200%	11/7/12 LOC	17,000	17,000
New York State Dormitory Authority Revenue (Le Moyne College) VRDO	0.230%	11/7/12 LOC	4,415	4,415
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
VRDO	0.200%	11/7/12 LOC	11,600	11,600
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.200%	11/7/12 LOC	7,095	7,095
New York State Dormitory Authority Revenue (New York Public Library) VRDO	0.200%	11/7/12 LOC	5,100	5,100
1 New York State Dormitory Authority Revenue (New York University) TOB VRDO	0.240%	11/7/12	20,100	20,100
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.210%	11/7/12	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.220%	11/7/12	3,510	3,510
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.220%	11/7/12	1,000	1,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.220%	11/7/12	6,420	6,420
1 New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.220%	11/7/12	3,640	3,640
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.200%	11/7/12 LOC	26,900	26,900
New York State Housing Finance Agency Housing Revenue (Chelsea Apartments) VRDO	0.190%	11/7/12 LOC	10,000	10,000
New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	0.220%	11/7/12 LOC	10,400	10,400
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.200%	11/7/12	58,500	58,500
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.250%	11/1/12	3,700	3,700
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.210%	11/7/12	25,000	25,000
1 New York State Mortgage Agency Revenue TOB VRDO	0.230%	11/1/12	7,330	7,330
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.180%	11/7/12 LOC	34,945	34,945
North Hempstead NY BAN	0.750%	10/4/13	25,000	25,113
1 Nuveen New York Investment Quality Municipal Fund VRDP VRDO	0.310%	11/7/12 LOC	20,000	20,000
1 Nuveen New York Quality Income Municipal Fund VRDP VRDO	0.310%	11/7/12 LOC	10,000	10,000
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.290%	11/7/12	7,320	7,320
Suffolk County NY Water Authority Revenue VRDO	0.250%	11/7/12	22,400	22,400
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.220%	11/7/12	14,800	14,800
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.220%	11/1/12 LOC	17,100	17,100
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.200%	11/7/12 LOC	6,850	6,850
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.200%	11/7/12 LOC	1,800	1,800
				912,413
North Carolina (2.1%)
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.210%	11/7/12	7,570	7,570
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.220%	11/7/12	5,935	5,935
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) TOB VRDO	0.220%	11/7/12	22,410	22,410
Guilford County NC GO VRDO	0.190%	11/7/12	6,700	6,700
Mecklenburg County NC COP VRDO	0.210%	11/7/12	7,865	7,865
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Campbell University) VRDO	0.210%	11/7/12 LOC	10,500	10,500
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.230%	11/1/12	12,000	12,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.210%	11/7/12	15,700	15,700
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.210%	11/7/12	12,000	12,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.210%	11/7/12	14,100	14,100
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.220%	11/7/12	2,495	2,495
1 North Carolina Capital Improvement Revenue TOB VRDO	0.210%	11/7/12	10,740	10,740
1 North Carolina Capital Improvement Revenue TOB VRDO	0.220%	11/7/12	11,030	11,030
North Carolina Educational Facilities Finance Agency Revenue (Duke University) VRDO	0.180%	11/7/12	12,485	12,485
North Carolina GO	5.000%	2/1/13	1,760	1,781
North Carolina Medical Care Commission Health Care Facilities Revenue
(Lenoir Memorial Hospital Project) VRDO	0.210%	11/7/12 LOC	13,220	13,220
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.200%	11/7/12 LOC	14,735	14,735
1 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	0.210%	11/7/12	3,800	3,800
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.200%	11/7/12 LOC	6,800	6,800
2 North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.330%	5/29/13	12,000	12,000
Raleigh Durham NC Airport Authority Revenue VRDO	0.210%	11/7/12 LOC	10,400	10,400
1 Raleigh NC Combined Enterprise System Revenue TOB VRDO	0.220%	11/7/12	8,995	8,995
1 Sampson County NC COP TOB VRDO	0.210%	11/7/12 LOC	5,000	5,000
Union County NC GO VRDO	0.200%	11/7/12	20,110	20,110
Union County NC GO VRDO	0.200%	11/7/12	12,295	12,295

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Union County NC GO VRDO	0.200%	11/7/12	15,970	15,970
1 University of North Carolina University Revenue TOB VRDO	0.210%	11/7/12	25,520	25,520
1 University of North Carolina University Revenue TOB VRDO	0.220%	11/7/12	6,710	6,710
1 University of North Carolina University Revenue TOB VRDO	0.220%	11/7/12	8,305	8,305
Wake County NC GO	5.000%	4/1/13	1,235	1,260
1 Wake County NC Limited Obligation Revenue TOB VRDO	0.220%	11/7/12	10,105	10,105
Winston-Salem NC Water & Sewer System Revenue VRDO	0.190%	11/7/12	17,195	17,195
Winston-Salem NC Water & Sewer System Revenue VRDO	0.190%	11/7/12	6,000	6,000
				351,731
North Dakota (0.2%)
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.190%	11/7/12	21,850	21,850
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.220%	11/7/12	9,600	9,600
				31,450
Ohio (3.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health Systems)
VRDO	0.220%	11/7/12 LOC	22,965	22,965
1 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.220%	11/7/12 LOC	7,690	7,690
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.240%	11/1/12 LOC	10,900	10,900
Avon OH BAN	1.000%	6/27/13	2,955	2,968
Butler County OH BAN	0.400%	8/1/13	2,500	2,500
Cleveland OH Water Revenue BAN	1.500%	1/25/13	10,000	10,014
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.220%	11/7/12 LOC	32,540	32,540
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.220%	11/7/12 LOC	7,985	7,985
Columbus OH Sewer Revenue VRDO	0.180%	11/7/12	32,040	32,040
Columbus OH TAN	2.000%	11/29/12	14,850	14,870
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group)	6.000%	7/1/13 (Prere.)	5,100	5,295
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group)	6.000%	7/1/13 (Prere.)	4,900	5,088
Delaware County OH Port Authority Economic Development Revenue
(Columbus Zoological Park Association Project) VRDO	0.240%	11/7/12 LOC	6,480	6,480
Delaware OH BAN	1.500%	4/24/13	11,262	11,322
Euclid OH BAN	1.250%	6/13/13	1,570	1,575
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.210%	11/7/12 LOC	8,335	8,335
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.210%	11/7/12 LOC	13,055	13,055
Kent OH BAN	1.000%	10/8/13	1,750	1,759
Lancaster Port Authority Ohio Gas Revenue VRDO	0.210%	11/7/12	58,810	58,810
Marysville OH BAN	1.500%	5/30/13	1,925	1,934
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.240%	11/7/12 LOC	15,000	15,000
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.200%	11/7/12	15,000	15,000
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.190%	11/7/12 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.170%	11/7/12	6,195	6,195
Ohio Common Schools GO VRDO	0.180%	11/7/12	8,875	8,875
Ohio Common Schools GO VRDO	0.190%	11/7/12	17,490	17,490
Ohio Development Assistance & Revitalization Project BAN	0.350%	5/30/13	23,700	23,700
Ohio GO VRDO	0.170%	11/7/12	6,300	6,300
Ohio GO VRDO	0.200%	11/7/12	8,375	8,375
Ohio GO VRDO	0.200%	11/7/12	23,405	23,405
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) CP	0.220%	11/7/12	13,000	13,000
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.230%	11/7/12	3,700	3,700
Ohio Infrastructure Improvement GO VRDO	0.200%	11/7/12	9,295	9,295
Ohio State University General Receipts Revenue VRDO	0.170%	11/7/12	39,160	39,160
Ohio State University General Receipts Revenue VRDO	0.190%	11/7/12	13,495	13,495
Ohio State University General Receipts Revenue VRDO	0.220%	11/7/12	25,880	25,880
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project) VRDO	0.210%	11/7/12 LOC	17,950	17,950
Pickerington OH BAN	1.250%	1/30/13	2,545	2,550
Salem OH Hospital Facilities Improvement Revenue (Salem Community Hospital Project) VRDO	0.200%	11/7/12 LOC	7,550	7,550
Stow OH BAN	1.500%	5/3/13	5,225	5,253
University of Cincinnati OH BAN	2.000%	12/13/12	6,100	6,112
University of Cincinnati OH BAN	2.000%	5/9/13	16,600	16,746
				547,156
Oklahoma (0.3%)
1 Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program) TOB VRDO	0.270%	11/7/12	3,310	3,310
1 Oklahoma Student Loan Authority Revenue TOB VRDO	0.220%	11/7/12	24,995	24,995
1 Oklahoma Student Loan Authority Revenue TOB VRDO	0.220%	11/7/12	28,830	28,830
				57,135

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Oregon (0.9%)
1 Jackson County OR School District GO TOB VRDO	0.270%	11/7/12	6,000	6,000
1 Oregon Business Development Commission Revenue TOB VRDO	0.220%	11/7/12	5,920	5,920
1 Oregon Department of Administrative Services COP TOB VRDO	0.210%	11/7/12 LOC	15,380	15,380
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.230%	11/7/12	43,505	43,505
Oregon Health & Sciences University Revenue VRDO	0.180%	11/7/12 LOC	8,500	8,500
1 Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	0.270%	11/7/12	8,665	8,665
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.210%	11/7/12	6,640	6,640
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.250%	11/7/12	7,100	7,100
Oregon TAN	2.000%	6/28/13	42,315	42,814
				144,524
Pennsylvania (0.9%)
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.210%	11/7/12 LOC	7,000	7,000
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.220%	11/7/12	4,000	4,000
Emmaus PA General Authority Revenue VRDO	0.250%	11/7/12 LOC	2,500	2,500
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.210%	11/7/12	24,000	24,000
1 Nuveen Pennsylvania Premium Income Municipal Fund 2 VRDP VRDO	0.330%	11/7/12 LOC	22,000	22,000
Pennsylvania Higher Educational Facilities Authority Revenue (Gwynedd Mercy College) VRDO	0.200%	11/7/12 LOC	8,550	8,550
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.270%	11/7/12	10,750	10,750
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.220%	11/7/12	15,000	15,000
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.210%	11/7/12 LOC	10,000	10,000
1 Philadelphia PA Authority Industrial Development Revenue (Girard Estate Aramark Project) VRDO	0.250%	11/7/12 LOC	15,350	15,350
Philadelphia PA Water & Waste Water Revenue VRDO	0.200%	11/7/12 LOC	15,435	15,435
Temple University of the Commonwealth System of Higher Education Pennsylvania University
Funding Obligation BAN	1.250%	12/12/12	20,000	20,023
				154,608
Rhode Island (0.3%)
1 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.210%	11/7/12 LOC	11,825	11,825
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.230%	11/7/12 LOC	7,725	7,725
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.230%	11/7/12 LOC	6,405	6,405
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.200%	11/7/12 LOC	17,560	17,560
1 Rhode Island Housing & Mortgage Finance Corp. Revenue TOB VRDO	0.340%	11/7/12	5,000	5,000
				48,515
South Carolina (1.5%)
3 Charleston County SC School District GO	5.000%	3/1/13	24,680	25,062
Greenville County SC Hospital System Revenue VRDO	0.200%	11/7/12 LOC	38,595	38,595
Greenville County SC School District Installment Revenue	5.500%	12/1/12 (Prere.)	18,030	18,288
1 Greenville County SC School District Installment Revenue TOB VRDO	0.220%	11/7/12	15,995	15,995
1 Greer SC Combined Utility System Revenue TOB VRDO	0.220%	11/7/12 (13)	9,635	9,635
South Carolina Association of Governmental Organizations TAN	1.750%	3/1/13	28,475	28,621
South Carolina Association of Governmental Organizations TAN	1.500%	4/15/13	79,736	80,203
South Carolina GO	5.000%	4/1/13	1,000	1,020
1 South Carolina Housing Revenue TOB VRDO	0.220%	11/7/12	5,690	5,690
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.210%	11/7/12 LOC	11,000	11,000
South Carolina Jobs Economic Development Authority Industrial Revenue
(South Carolina Electric & Gas Co. Project) VRDO	0.250%	11/7/12 LOC	6,900	6,900
1 South Carolina Public Service Authority Revenue TOB VRDO	0.210%	11/7/12 LOC	5,930	5,930
1 South Carolina Public Service Authority Revenue TOB VRDO	0.220%	11/7/12	4,000	4,000
				250,939
South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.200%	11/7/12	21,485	21,485
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.220%	11/7/12	17,000	17,000
				38,485
Tennessee (3.6%)
Blount County & Alcoa & Maryville TN Industrial Development Board Revenue
(Local Government Public Improvement) VRDO	0.200%	11/7/12 LOC	4,800	4,800
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.200%	11/7/12 LOC	10,975	10,975
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.200%	11/7/12 LOC	5,650	5,650
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.200%	11/7/12 LOC	4,000	4,000
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.200%	11/7/12 LOC	24,530	24,530

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.200%	11/7/12 LOC	14,565	14,565
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.210%	11/7/12	19,900	19,900
Jackson TN Energy Authority Gas System Revenue VRDO	0.210%	11/7/12 LOC	8,340	8,340
Johnson City TN Health & Educational Facilities Board Hospital Revenue (STS Health Alliance)
VRDO	0.230%	11/7/12 LOC	6,830	6,830
Johnson City TN Health & Educational Facilities Board Hospital Revenue (STS Health Alliance)
VRDO	0.230%	11/7/12 LOC	42,470	42,470
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.210%	11/7/12	15,940	15,940
Metropolitan Government of Nashville & Davidson County TN GO CP	0.190%	11/6/12	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.190%	11/6/12	42,000	42,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.200%	11/6/12	35,000	35,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.190%	11/7/12	54,000	54,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.200%	12/7/12	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.190%	1/9/13	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.210%	2/6/13	25,000	25,000
1 Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University) TOB VRDO	0.220%	11/7/12	8,250	8,250
1 Rutherford County TN Health & Educational Facilities Board Revenue
(Ascension Health Credit Group) TOB VRDO	0.270%	11/7/12	6,250	6,250
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.210%	11/7/12	24,200	24,200
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.210%	11/7/12 LOC	4,700	4,700
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.280%	11/7/12 LOC	11,100	11,100
1 Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children’s
Research Hospital) TOB VRDO	0.220%	11/7/12	3,630	3,630
Tennessee GO	4.000%	5/1/13	1,000	1,019
Tennessee GO CP	0.180%	11/1/12	73,471	73,471
Tennessee GO CP	0.200%	12/5/12	20,000	20,000
1 Tennessee Housing Development Agency Homeownership Program Revenue TOB VRDO	0.260%	11/7/12	6,225	6,225
Tennessee School Bond Authority Revenue CP	0.200%	11/7/12	20,949	20,949
Tennessee School Bond Authority Revenue CP	0.200%	12/6/12	50,419	50,419
				619,213
Texas (10.6%)
1 Austin TX Revenue TOB VRDO	0.220%	11/7/12 (13)	10,000	10,000
1 Austin TX Revenue TOB VRDO	0.220%	11/7/12 (13)	18,245	18,245
Austin TX Water & Wastewater System Revenue	5.000%	11/15/12	1,000	1,002
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.210%	11/7/12 (13)	5,635	5,635
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.210%	11/7/12 LOC	16,810	16,810
1 Bexar County TX Combined Flood Control GO TOB VRDO	0.220%	11/7/12	28,515	28,515
1 Comal TX Independent School District GO TOB VRDO	0.210%	11/7/12 LOC	10,220	10,220
1 Conroe TX Independent School District GO TOB VRDO	0.220%	11/7/12	6,010	6,010
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.210%	11/7/12	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.210%	11/7/12 LOC	19,455	19,455
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.240%	11/7/12	12,465	12,465
1 Dallas TX Independent School District GO TOB VRDO	0.220%	11/7/12	14,720	14,720
Dallas TX Waterworks & Sewer System Revenue	5.000%	4/1/13 (Prere.)	1,100	1,121
1 Denton TX Independent School District GO TOB VRDO	0.220%	11/7/12	7,375	7,375
1 Edinburg TX Consolidated Independent School District COP TOB VRDO	0.220%	11/7/12	12,015	12,015
Fort Bend County TX GO	2.000%	3/1/13	1,905	1,916
1 Fort Bend TX Independent School District GO TOB VRDO	0.220%	11/7/12	5,000	5,000
1 Frisco TX GO TOB VRDO	0.210%	11/7/12	4,045	4,045
1 Galveston County TX GO TOB VRDO	0.220%	11/7/12	18,845	18,845
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.210%	11/7/12 LOC	22,000	22,000
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.230%	11/1/12	1,000	1,000
1 Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project) TOB VRDO	0.220%	11/7/12	8,755	8,755
1 Harris County TX Flood Control District GO TOB VRDO	0.220%	11/7/12	5,000	5,000
Harris County TX GO CP	0.200%	11/8/12	68,503	68,503
1 Harris County TX GO TOB VRDO	0.220%	11/7/12	2,515	2,515
1 Harris County TX GO TOB VRDO	0.270%	11/7/12	8,070	8,070
1 Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.210%	11/7/12 LOC	13,000	13,000
Harris County TX Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital)
VRDO	0.250%	11/1/12	16,800	16,800
Harris County TX Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital)
VRDO	0.240%	11/7/12	18,000	18,000

24

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
1 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.220%	11/7/12	9,995	9,995
1 Harris County TX Toll Road Revenue TOB VRDO	0.220%	11/7/12 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.210%	11/7/12	12,000	12,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.180%	1/9/13	10,000	10,000
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.220%	11/7/12	6,665	6,665
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.220%	11/7/12	4,000	4,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.180%	11/7/12	7,300	7,300
1 Houston TX Independent School District Revenue TOB VRDO	0.240%	11/7/12	19,610	19,610
1 Houston TX Utility System Revenue TOB VRDO	0.210%	11/7/12 LOC	15,300	15,300
1 Houston TX Utility System Revenue TOB VRDO	0.210%	11/7/12 LOC	13,840	13,840
1 Houston TX Utility System Revenue TOB VRDO	0.240%	11/7/12	12,240	12,240
1 Hutto TX Independent School District GO TOB VRDO	0.270%	11/7/12	21,130	21,130
1 Katy TX Independent School District GO TOB VRDO	0.220%	11/7/12	5,730	5,730
1 Keller TX Independent School District GO TOB VRDO	0.220%	11/7/12	5,655	5,655
1 Leander TX Independent School District GO TOB VRDO	0.220%	11/7/12	15,325	15,325
Lubbock TX GO	2.000%	2/15/13	3,170	3,185
Lubbock TX GO	2.000%	2/15/13	2,095	2,105
1 Mansfield TX Independent School District GO TOB VRDO	0.240%	11/7/12	4,250	4,250
1 McKinney TX Independent School District GO TOB VRDO	0.210%	11/7/12 LOC	10,170	10,170
Mesquite TX Independent School District GO PUT	0.250%	2/26/13	22,255	22,255
1 North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project) TOB VRDO	0.220%	11/7/12	4,995	4,995
1 North East TX Independent School District GO TOB VRDO	0.210%	11/7/12	26,805	26,805
1 North East TX Independent School District GO TOB VRDO	0.210%	11/7/12 LOC	5,000	5,000
1 North East TX Independent School District GO TOB VRDO	0.220%	11/7/12	3,355	3,355
1 North Texas Health Facilities Development Corp. Hospital Revenue
(United Regional Health Care System) TOB VRDO	0.210%	11/7/12 LOC	13,135	13,135
1 North Texas Tollway Authority System Revenue TOB VRDO	0.210%	11/7/12	27,805	27,805
1 North Texas Tollway Authority System Revenue TOB VRDO	0.220%	11/7/12 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue TOB VRDO	0.280%	11/7/12 (13)	22,360	22,360
1 Northside TX Independent School District GO TOB VRDO	0.210%	11/7/12	4,500	4,500
1 Northside TX Independent School District GO TOB VRDO	0.220%	11/7/12	17,315	17,315
1 Northside TX Independent School District GO TOB VRDO	0.250%	11/7/12	5,270	5,270
Northwest Texas Independent School District GO VRDO	0.200%	11/7/12	8,170	8,170
1 Pearland TX GO TOB VRDO	0.210%	11/7/12 LOC	10,135	10,135
1 Pearland TX Independent School District GO TOB VRDO	0.270%	11/7/12	9,000	9,000
1 Pflugerville TX Independent School District TOB VRDO	0.220%	11/7/12	15,305	15,305
1 Plano TX Independent School District GO TOB VRDO	0.220%	11/7/12	14,055	14,055
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.210%	11/7/12	15,960	15,960
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.210%	11/7/12	14,465	14,465
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.220%	11/7/12	4,700	4,700
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.220%	11/7/12	5,000	5,000
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.250%	11/7/12	8,335	8,335
San Antonio TX Electric & Gas Systems Revenue VRDO	0.200%	11/7/12	96,400	96,400
1 San Antonio TX Independent School District Revenue TOB VRDO	0.240%	11/7/12	11,250	11,250
San Antonio TX Water Revenue CP	0.200%	12/10/12	23,225	23,225
San Antonio TX Water Revenue CP	0.200%	1/8/13	30,000	30,000
1 San Antonio TX Water Revenue TOB VRDO	0.210%	11/7/12	10,000	10,000
1 San Antonio TX Water Revenue TOB VRDO	0.210%	11/7/12 LOC	11,095	11,095
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)
VRDO	0.170%	11/7/12	19,000	19,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare)
VRDO	0.180%	11/7/12 LOC	17,300	17,300
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
TOB VRDO	0.190%	11/7/12	10,295	10,295
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project) VRDO	0.200%	11/7/12	35,335	35,335
1 Tarrant TX Regional Water District Revenue TOB VRDO	0.220%	11/7/12	15,495	15,495
Texas (Veterans Housing Assistance Program) GO VRDO	0.200%	11/7/12	33,595	33,595
Texas A&M University System Permanent University Fund Revenue	5.250%	7/1/13	1,200	1,240
1 Texas A&M University System Revenue Financing System Revenue TOB VRDO	0.220%	11/7/12	4,575	4,575
1 Texas A&M University System Revenue Financing System Revenue TOB VRDO	0.220%	11/7/12	11,100	11,100
1 Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.260%	11/7/12	5,790	5,790
1 Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.270%	11/7/12	4,085	4,085
1 Texas GO TOB VRDO	0.230%	11/1/12	63,700	63,700
1 Texas GO TOB VRDO	0.230%	11/1/12	9,800	9,800
1 Texas GO TOB VRDO	0.210%	11/7/12	21,560	21,560
1 Texas GO TOB VRDO	0.220%	11/7/12	17,370	17,370
1 Texas GO TOB VRDO	0.220%	11/7/12	19,650	19,650

25

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
1 Texas GO TOB VRDO	0.220%	11/7/12	9,915	9,915
1 Texas GO TOB VRDO	0.240%	11/7/12	5,360	5,360
1 Texas GO TOB VRDO	0.270%	11/7/12	17,555	17,555
1 Texas GO TOB VRDO	0.280%	11/7/12	8,750	8,750
Texas GO VRDO	0.190%	11/7/12	29,335	29,335
Texas Small Business Industrial Development Corp. Revenue
(Texas Public Facilities Capital Access Program) VRDO	0.200%	11/7/12 LOC	11,650	11,650
1 Texas State University Student Loan GO TOB VRDO	0.270%	11/7/12	20,065	20,065
Texas TRAN	2.500%	8/30/13	200,000	203,764
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.220%	11/7/12	21,925	21,925
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.220%	11/7/12	13,540	13,540
Texas Transportation Commission Mobility Fund GO VRDO	0.200%	11/7/12	4,000	4,000
1 Texas Transportation Commission Revenue TOB VRDO	0.210%	11/7/12	20,520	20,520
1 Texas Transportation Commission Revenue TOB VRDO	0.210%	11/7/12	13,880	13,880
1 Texas Transportation Commission Revenue TOB VRDO	0.220%	11/7/12	7,500	7,500
1 Texas University System Revenue Financing System Revenue TOB VRDO	0.220%	11/7/12	14,350	14,350
1 Texas Water Development Board Revenue TOB VRDO	0.270%	11/7/12	7,500	7,500
1 Travis County TX GO TOB VRDO	0.220%	11/7/12	11,050	11,050
Trinity River Authority Texas Solid Waste Disposal Revenue VRDO	0.260%	11/7/12 LOC	3,830	3,830
1 University of Houston Texas Revenue TOB VRDO	0.220%	11/7/12	7,600	7,600
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.210%	11/7/12	12,560	12,560
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.210%	11/7/12	10,200	10,200
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.220%	11/7/12	11,815	11,815
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.240%	11/7/12	29,215	29,215
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.280%	11/7/12	6,600	6,600
				1,801,141
Utah (0.8%)
1 Riverton UT Hospital Revenue (IHC Health Services Inc.) TOB VRDO	0.220%	11/7/12	5,500	5,500
Salt Lake County UT TRAN	2.000%	12/27/12	17,110	17,158
Utah Board of Regents Student Loan Revenue VRDO	0.240%	11/7/12 LOC	12,200	12,200
1 Utah Housing Corp. Single Family Mortgage Revenue TOB VRDO	0.720%	11/7/12	1,330	1,330
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.240%	11/7/12	13,985	13,985
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	5,450	5,450
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.200%	11/7/12 LOC	4,000	4,000
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12 (Prere.)	5,000	5,029
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.210%	11/7/12	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.210%	11/7/12	17,005	17,005
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.220%	11/7/12	28,520	28,520
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.270%	11/7/12	9,720	9,720
				130,587
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project) VRDO	0.210%	11/7/12 LOC	11,770	11,770
1 Vermont Housing Finance Agency Revenue TOB VRDO	0.270%	11/7/12	1,455	1,455
				13,225
Virginia (2.0%)
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.220%	11/7/12 LOC	7,580	7,580
Capital Region Airport Commission Virginia Passenger Facility Charge Revenue VRDO	0.260%	11/7/12 LOC	14,695	14,695
Fairfax County Economic Development Authority (Smithsonian Institution Issue) VRDO	0.220%	11/7/12	24,600	24,600
Fairfax County VA Industrial Development Authority Hospital Revenue (Inova Health System
Hospital Project) VRDO	0.190%	11/7/12	42,100	42,100
1 Hampton VA Roads Sanitation District Wastewater Revenue TOB VRDO	0.210%	11/7/12	19,060	19,060
Hanover County VA Economic Development Authority Revenue (Bon Secours Health System Inc.)
VRDO	0.200%	11/7/12 LOC	2,200	2,200
Harrisonburg VA Industrial Development Authority Revenue (Mennonite Retirement) VRDO	0.210%	11/7/12 LOC	4,800	4,800
1 Newport News VA GO TOB VRDO	0.210%	11/7/12	10,700	10,700
Norfolk VA GO VRDO	0.250%	11/7/12	29,675	29,675
Russell County VA Industrial Development Authority Hospital Revenue (STS Health Alliance) VRDO	0.230%	11/7/12 LOC	11,900	11,900
Stafford County VA Industrial Development Authority Revenue (VML/VACo Commonwealth
Loan Program) VRDO	0.230%	11/7/12 LOC	3,900	3,900
1 University of Virginia Revenue TOB VRDO	0.230%	11/1/12	2,165	2,165
1 University of Virginia Revenue TOB VRDO	0.210%	11/7/12	3,300	3,300
1 University of Virginia Revenue TOB VRDO	0.210%	11/7/12	12,000	12,000
1 University of Virginia Revenue TOB VRDO	0.210%	11/7/12	13,365	13,365
1 Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.210%	11/7/12	12,200	12,200
Virginia Commonwealth Transportation Board Revenue	1.000%	3/15/13	2,520	2,527

26

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value[t]
	Coupon	Date	($000)	($000)
1 Virginia Commonwealth Transportation Revenue TOB VRDO	0.220%	11/7/12	4,030	4,030
1 Virginia Commonwealth Transportation Revenue TOB VRDO	0.220%	11/7/12	8,700	8,700
1 Virginia Commonwealth Transportation Revenue TOB VRDO	0.240%	11/7/12	11,350	11,350
1 Virginia GO TOB VRDO	0.220%	11/7/12	9,880	9,880
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.270%	11/7/12	6,485	6,485
1 Virginia Housing Development Authority Rental Housing Revenue TOB VRDO	0.270%	11/7/12	13,735	13,735
1 Virginia Public Building Authority Facility Revenue TOB VRDO	0.220%	11/7/12	13,650	13,650
Virginia Public Building Authority Facility Revenue VRDO	0.210%	11/7/12	41,800	41,800
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.210%	11/7/12	8,900	8,900
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.210%	11/7/12	4,490	4,490
				339,787
Washington (3.2%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.210%	11/7/12	12,310	12,310
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.190%	11/7/12	82,025	82,025
King County (WA)	3.000%	6/1/13	3,750	3,810
1 King County WA Sewer Revenue TOB VRDO	0.210%	11/7/12 LOC	30,280	30,280
1 King County WA Sewer Revenue TOB VRDO	0.210%	11/7/12	2,100	2,100
1 King County WA Sewer Revenue TOB VRDO	0.220%	11/7/12	6,105	6,105
1 Port of Seattle WA Revenue TOB VRDO	0.270%	11/7/12	25,830	25,830
1 Port of Seattle WA Revenue TOB VRDO	0.270%	11/7/12	13,640	13,640
1 Port of Seattle WA Revenue TOB VRDO	0.290%	11/7/12	7,365	7,365
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.210%	11/7/12	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.210%	11/7/12	11,200	11,200
1 Seattle WA Municipal Light & Power Revenue TOB VRDO	0.220%	11/7/12	9,865	9,865
1 Seattle WA Water System Revenue TOB VRDO	0.210%	11/7/12 LOC	19,440	19,440
Tacoma WA Housing Authority Revenue (Sunset Apartment Projects) VRDO	0.240%	11/7/12 LOC	13,100	13,100
1 University of Washington Revenue TOB VRDO	0.210%	11/7/12 LOC	38,200	38,200
1 University of Washington Revenue TOB VRDO	0.220%	11/7/12	7,450	7,450
1 Washington GO TOB VRDO	0.190%	11/7/12	19,015	19,015
1 Washington GO TOB VRDO	0.210%	11/7/12 LOC	8,645	8,645
1 Washington GO TOB VRDO	0.210%	11/7/12 LOC	11,030	11,030
1 Washington GO TOB VRDO	0.210%	11/7/12	10,505	10,505
1 Washington GO TOB VRDO	0.210%	11/7/12	15,165	15,165
1 Washington GO TOB VRDO	0.220%	11/7/12	7,995	7,995
1 Washington GO TOB VRDO	0.220%	11/7/12	5,100	5,100
1 Washington GO TOB VRDO	0.220%	11/7/12	2,000	2,000
1 Washington GO TOB VRDO	0.240%	11/7/12	13,925	13,925
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.220%	11/7/12	15,010	15,010
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.210%	11/7/12	12,475	12,475
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.210%	11/7/12	8,610	8,610
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.220%	11/7/12	70,100	70,100
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.220%	11/7/12	9,995	9,995
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.220%	11/7/12	10,800	10,800
Washington Housing Finance Commission Multi-Family Housing Revenue (Canyon Lakes II Project)
VRDO	0.250%	11/7/12 LOC	5,240	5,240
Washington Housing Finance Commission Multi-Family Housing Revenue
(Deer Run West Apartments Project) VRDO	0.240%	11/7/12 LOC	5,200	5,200
Washington Housing Finance Commission Multi-Family Housing Revenue
(New Haven Apartments Project) VRDO	0.210%	11/7/12 LOC	4,000	4,000
Washington Housing Finance Commission Multi-Family Housing Revenue
(Vintage at Silverdale Senior Living Project) VRDO	0.250%	11/7/12 LOC	11,880	11,880
Washington Housing Finance Commission Nonprofit Revenue (Seattle Art Museum Project) VRDO	0.200%	11/7/12 LOC	7,500	7,500
				546,725
West Virginia (0.6%)
West Virginia Economic Development Authority Pollution Control Revenue
(Ohio Power Co. - Kammer Project) VRDO	0.180%	11/7/12 LOC	35,600	35,600
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	0.210%	11/7/12 LOC	9,700	9,700
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.230%	11/7/12 LOC	50,020	50,020
1 West Virginia Housing Development Revenue TOB VRDO	0.260%	11/7/12	3,595	3,595
				98,915
Wisconsin (2.5%)
Milwaukee WI (Extendible) CP	0.250%	12/12/12	4,000	4,000
Milwaukee WI (Extendible) CP	0.270%	5/3/13	7,000	7,000
Milwaukee WI (Extendible) CP	0.240%	5/17/13	5,000	5,000
Milwaukee WI (Extendible) CP	0.230%	7/7/13	25,000	25,000
Milwaukee WI Redevelopment Authority Redevelopment Lease Revenue
(University Wisconsin Kenilworth Project) VRDO	0.210%	11/7/12 LOC	6,010	6,010

27

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value[t]
		Coupon	Date	($000)	($000)
	Milwaukee WI Redevelopment Authority Revenue (Yankee Hill Apartments) VRDO	0.210%	11/7/12 LOC	5,100	5,100
	Racine WI BAN	1.375%	7/1/13	7,000	7,006
1	Wisconsin Annual Appropriation Revenue TOB VRDO	0.220%	11/7/12	5,000	5,000
	Wisconsin GO CP	0.250%	4/2/13	10,000	10,000
	Wisconsin GO CP	0.260%	4/5/13	15,389	15,389
	Wisconsin GO CP	0.270%	4/15/13	60,000	60,000
	Wisconsin GO CP	0.260%	5/5/13	6,600	6,600
	Wisconsin GO CP	0.250%	6/3/13	20,000	20,000
	Wisconsin GO CP	0.250%	6/11/13	4,000	4,000
	Wisconsin GO CP	0.250%	6/16/13	7,103	7,103
	Wisconsin GO CP	0.250%	7/7/13	20,000	20,000
1	Wisconsin GO TOB VRDO	0.210%	11/7/12	19,005	19,005
1	Wisconsin GO TOB VRDO	0.240%	11/7/12	23,600	23,600
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
	TOB VRDO	0.270%	11/7/12	750	750
1	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)
	TOB VRDO	0.220%	11/7/12	10,260	10,260
	Wisconsin Health & Educational Facilities Authority Revenue (Concordia University Inc.) VRDO	0.220%	11/7/12 LOC	3,805	3,805
	Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.220%	11/7/12 LOC	10,535	10,535
	Wisconsin Health & Educational Facilities Authority Revenue (Franciscan Sisters) VRDO	0.200%	11/7/12 LOC	4,600	4,600
	Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.240%	11/7/12 LOC	22,000	22,000
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.) VRDO	0.200%	11/7/12 LOC	15,250	15,250
	Wisconsin Health & Educational Facilities Authority Revenue (St. Norbert College Inc.) VRDO	0.210%	11/7/12 LOC	7,130	7,130
1	Wisconsin Housing & Economic Development Authority Home Ownership Revenue TOB VRDO	0.270%	11/7/12	3,835	3,835
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.230%	11/7/12	32,170	32,170
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.230%	11/7/12	14,070	14,070
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.240%	11/7/12	2,500	2,500
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.240%	11/7/12	26,895	26,895
	Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	0.220%	11/7/12	10,000	10,000
	Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.300%	11/7/12	5,220	5,220
	Wisconsin Transportation Revenue	5.000%	7/1/13	6,350	6,551
					425,384
Wyoming (0.3%)
	Wyoming Student Loan Corp. Student Loan Revenue VRDO	0.210%	11/7/12 LOC	50,000	50,000
Total Tax-Exempt Municipal Bonds (Cost $16,426,424)					16,426,424

				Shares
Temporary Cash Investment (3.5%)
Money Market Fund (3.5%)
4	Vanguard Municipal Cash Management Fund (Cost $602,110)	0.202%		602,110,000	602,110
Total Investments (100.1%) (Cost $17,028,534)					17,028,534
Other Assets and Liabilities (–0.1%)
Other Assets					158,274
Liabilities					(182,944)
					(24,670)
Net Assets (100%)
Applicable to 17,002,079,077 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					17,003,864
Net Asset Value Per Share					$1.00

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	17,003,857
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	7
Net Assets	17,003,864

t See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $6,135,440,000, representing 36.1% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2012.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

28

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

29

Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Interest[1]	33,532
Total Income	33,532
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,127
Management and Administrative	17,963
Marketing and Distribution	5,003
Custodian Fees	178
Auditing Fees	23
Shareholders’ Reports	207
Trustees’ Fees and Expenses	15
Total Expenses	27,516
Expense Reduction—Note B	(689)
Net Expenses	26,827
Net Investment Income	6,705
Realized Net Gain (Loss)
on Investment Securities Sold	(10)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,695

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,705	15,968
Realized Net Gain (Loss)	(10)	68
Net Increase (Decrease) in Net Assets Resulting from Operations	6,695	16,036
Distributions
Net Investment Income	(6,705)	(15,968)
Realized Capital Gain	—	—
Total Distributions	(6,705)	(15,968)
Capital Share Transactions (at $1.00)
Issued	15,416,802	17,592,119
Issued in Lieu of Cash Distributions	6,482	15,376
Redeemed	(16,012,732)	(18,419,340)
Net Increase (Decrease) from Capital Share Transactions	(589,448)	(811,845)
Total Increase (Decrease)	(589,458)	(811,777)
Net Assets
Beginning of Period	17,593,322	18,405,099
End of Period	17,003,864	17,593,322

1 Interest income from an affiliated company of the fund was $773,000.
See accompanying Notes, which are an integral part of the Financial Statements.

30

Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0004	.001	.001	.006	.026
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0004	.001	.001	.006	.026
Distributions
Dividends from Net Investment Income	(.0004)	(.001)	(.001)	(.006)	(.026)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0004)	(.001)	(.001)	(.006)	(.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	0.09%	0.14%	0.60%	2.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,004	$17,593	$18,405	$20,420	$23,881
Ratio of Total Expenses to Average Net Assets	0.16%	0.17%	0.17%	0.17%[2]	0.11%
Ratio of Net Investment Income to
Average Net Assets	0.04%	0.09%	0.14%	0.61%	2.59%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $2,353,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended October 31, 2012, Vanguard’s expenses were reduced by $689,000 (an effective annual rate of 0.00% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

32

Short-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWSTX	VWSUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	0.37%	0.45%

Financial Attributes
		Barclays
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	1,406	3,697	46,210
Yield to Maturity
(before expenses)	0.4%	0.5%	2.2%
Average Coupon	2.7%	4.8%	4.9%
Average Duration	1.2 years	1.4 years	6.8 years
Average Maturity	1.4 years	1.5 years	5.8 years
Short-Term Reserves	30.3%	—	—

Largest Area Concentrations[2]
New York	13.3%
California	12.3
Texas	11.1
Florida	8.2
Pennsylvania	5.8
Illinois	5.1
New Jersey	3.9
Massachusetts	3.7
Ohio	3.2
Michigan	3.1
Top Ten	69.7%

Volatility Measures
	Barclays
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.77	0.60
Beta	1.22	0.11

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 6 Months	46.6%
6 Months–1 Year	8.0
1–2 Years	15.2
2–3 Years	12.9
3–4 Years	8.0
4–5 Years	4.0
Over 5 Years	5.3

Distribution by Credit Quality (% of portfolio)
AAA	20.1%
AA	58.1
A	18.4
BBB	1.8
Not Rated	1.6

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

33

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002–October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2012		of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares	1.27%	2.25%	2.29%	$12,546
Barclays 1 Year Municipal Bond Index	1.01	2.51	2.42	12,701
1–2 Year Municipal Funds Average[1]	1.10	0.15	1.01	11,054
Barclays Municipal Bond Index	9.03	6.02	5.24	16,660

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Admiral Shares	1.35%	2.33%	2.37%	$63,184
Barclays 1 Year Municipal Bond Index	1.01	2.51	2.42	63,503
Barclays Municipal Bond Index	9.03	6.02	5.24	83,302

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

34

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2002–October 31, 2012
				Barclays
				1 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	0.25%	2.03%	2.28%	2.37%
2004	–0.63	1.86	1.23	1.24
2005	–0.89	2.18	1.29	1.18
2006	0.32	2.90	3.22	3.05
2007	0.26	3.44	3.70	3.82
2008	0.38	3.30	3.68	4.22
2009	1.28	2.31	3.59	4.40
2010	0.44	1.38	1.82	1.81
2011	–0.31	1.23	0.92	1.18
2012	0.19	1.08	1.27	1.01

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	1.15%	2.32%	0.09%	2.18%	2.27%
Admiral Shares	2/12/2001	1.23	2.40	0.09	2.26	2.35

35

Short-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Interest[1]	144,228
Total Income	144,228
Expenses
The Vanguard Group—Note B
Investment Advisory Services	878
Management and Administrative—
Investor Shares	3,900
Management and Administrative—
Admiral Shares	7,281
Marketing and Distribution—
Investor Shares	757
Marketing and Distribution—
Admiral Shares	2,516
Custodian Fees	123
Auditing Fees	28
Shareholders’ Reports—Investor Shares	82
Shareholders’ Reports—Admiral Shares	42
Trustees’ Fees and Expenses	10
Total Expenses	15,617
Net Investment Income	128,611
Realized Net Gain (Loss)
Investment Securities Sold	1,961
Futures Contracts	539
Realized Net Gain (Loss)	2,500
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	20,358
Futures Contracts	(96)
Change in Unrealized Appreciation
(Depreciation)	20,262
Net Increase (Decrease) in Net Assets
Resulting from Operations	151,373

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	128,611	148,107
Realized Net Gain (Loss)	2,500	(11,813)
Change in Unrealized Appreciation (Depreciation)	20,262	(27,737)
Net Increase (Decrease) in Net Assets Resulting from Operations	151,373	108,557
Distributions
Net Investment Income
Investor Shares	(26,674)	(34,633)
Admiral Shares	(101,937)	(113,474)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(128,611)	(148,107)
Capital Share Transactions
Investor Shares	(570,542)	(447,032)
Admiral Shares	773,003	(272,454)
Net Increase (Decrease) from Capital Share Transactions	202,461	(719,486)
Total Increase (Decrease)	225,223	(759,036)
Net Assets
Beginning of Period	11,229,601	11,988,637
End of Period	11,454,824	11,229,601

1 Interest income from an affiliated company of the fund was $121,000.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.90	$15.95	$15.88	$15.68	$15.62
Investment Operations
Net Investment Income	.171	.196	.217	.357	.509
Net Realized and Unrealized Gain (Loss)
on Investments	.030	(.050)	.070	.200	.060
Total from Investment Operations	.201	.146	.287	.557	.569
Distributions
Dividends from Net Investment Income	(.171)	(.196)	(.217)	(.357)	(.509)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.171)	(.196)	(.217)	(.357)	(.509)
Net Asset Value, End of Period	$15.93	$15.90	$15.95	$15.88	$15.68

Total Return[1]	1.27%	0.92%	1.82%	3.59%	3.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,103	$2,668	$3,126	$2,761	$1,319
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.23%	1.36%	2.15%	3.23%
Portfolio Turnover Rate	29%	28%	29%	32%	32%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.90	$15.95	$15.88	$15.68	$15.62
Investment Operations
Net Investment Income	.183	.209	.230	.370	.520
Net Realized and Unrealized Gain (Loss)
on Investments	.030	(.050)	.070	.200	.060
Total from Investment Operations	.213	.159	.300	.570	.580
Distributions
Dividends from Net Investment Income	(.183)	(.209)	(.230)	(.370)	(.520)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.183)	(.209)	(.230)	(.370)	(.520)
Net Asset Value, End of Period	$15.93	$15.90	$15.95	$15.88	$15.68

Total Return[1]	1.35%	1.00%	1.90%	3.67%	3.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,351	$8,561	$8,863	$7,637	$3,723
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.15%	1.31%	1.44%	2.23%	3.30%
Portfolio Turnover Rate	29%	28%	29%	32%	32%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2012, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $1,590,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.64% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

38

Short-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,482,829	—
Temporary Cash Investments	49,253	—	—
Futures Contracts—Assets[1]	100	—	—
Futures Contracts—Liabilities[1]	(91)	—	—
Total	49,262	11,482,829	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2012	544	67,592	96
10-Year U.S. Treasury Note	December 2012	(176)	(23,414)	(20)
30-Year U.S. Treasury Bond	December 2012	(171)	(25,532)	(172)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2012, the fund had available capital losses totaling $18,676,000 to offset future net capital gains. Of this amount, $18,411,000 is subject to expiration dates; $2,389,000 may be used to offset future net capital gains through October 31, 2014, $2,945,000 through October 31, 2015, $2,332,000 through October 31, 2018, and $10,745,000 through October 31, 2019. Capital losses of $265,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

The fund had realized losses totaling $1,509,000 through October 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2012, the cost of investment securities for tax purposes was $11,403,654,000. Net unrealized appreciation of investment securities for tax purposes was $128,428,000, consisting of unrealized gains of $128,532,000 on securities that had risen in value since their purchase and $104,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $2,395,249,000 of investment securities and sold $2,001,729,000 of investment securities, other than temporary cash investments.

39

Short-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,085,494	68,164	1,370,297	86,207
Issued in Lieu of Cash Distributions	20,881	1,311	27,313	1,719
Redeemed	(1,676,917)	(105,279)	(1,844,642)	(116,057)
Net Increase (Decrease)—Investor Shares	(570,542)	(35,804)	(447,032)	(28,131)
Admiral Shares
Issued	4,592,135	288,283	4,098,267	257,836
Issued in Lieu of Cash Distributions	80,497	5,053	91,249	5,741
Redeemed	(3,899,629)	(244,816)	(4,461,970)	(280,758)
Net Increase (Decrease)—Admiral Shares	773,003	48,520	(272,454)	(17,181)

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

40

Limited-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMLTX	VMLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	0.57%	0.65%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	1,912	14,897	46,210
Yield to Maturity
(before expenses)	0.7%	0.8%	2.2%
Average Coupon	3.7%	4.8%	4.9%
Average Duration	2.4 years	2.8 years	6.8 years
Average Maturity	2.7 years	2.7 years	5.8 years
Short-Term Reserves	19.9%	—	—

Largest Area Concentrations[2]
California	13.5%
New York	12.7
Texas	7.5
Pennsylvania	6.0
Florida	5.9
Ohio	4.6
New Jersey	4.3
Illinois	3.6
Washington	3.2
North Carolina	3.1
Top Ten	64.4%

Volatility Measures
	Barclays
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.97	0.71
Beta	0.94	0.32

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 6 Months	27.4%
6 Months–1 Year	4.2
1–2 Years	13.5
2–3 Years	10.3
3–4 Years	11.7
4–5 Years	12.8
Over 5 Years	20.1

Distribution by Credit Quality (% of portfolio)
AAA	23.1%
AA	53.0
A	21.1
BBB	2.2
Not Rated	0.6

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

41

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002–October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2012		of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund
Investor Shares	2.93%	3.41%	3.05%	$13,506
Barclays 1–5 Year Municipal Bond Index	3.17	4.20	3.53	14,149
1–5 Year Municipal Funds Average[1]	2.62	2.61	2.47	12,764
Barclays Municipal Bond Index	9.03	6.02	5.24	16,660

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	3.01%	3.49%	3.13%	$68,018
Barclays 1–5 Year Municipal Bond Index	3.17	4.20	3.53	70,744
Barclays Municipal Bond Index	9.03	6.02	5.24	83,302

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

42

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2002–October 31, 2012
				Barclays
				1–5 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	0.73%	3.27%	4.00%	4.05%
2004	–1.08	2.90	1.82	2.46
2005	–2.28	2.99	0.71	0.56
2006	0.09	3.28	3.37	3.43
2007	0.09	3.53	3.62	3.90
2008	–0.75	3.43	2.68	3.92
2009	3.00	2.92	5.92	7.51
2010	1.64	2.40	4.04	4.32
2011	–0.72	2.25	1.53	2.15
2012	0.99	1.94	2.93	3.17

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	2.59%	3.48%	0.06%	2.90%	2.96%
Admiral Shares	2/12/2001	2.67	3.56	0.06	2.98	3.04

43

Limited-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Interest[1]	329,553
Total Income	329,553
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,207
Management and Administrative—
Investor Shares	4,904
Management and Administrative—
Admiral Shares	10,716
Marketing and Distribution—
Investor Shares	923
Marketing and Distribution—
Admiral Shares	3,208
Custodian Fees	162
Auditing Fees	28
Shareholders’ Reports—Investor Shares	129
Shareholders’ Reports—Admiral Shares	67
Trustees’ Fees and Expenses	13
Total Expenses	21,357
Net Investment Income	308,196
Realized Net Gain (Loss)
Investment Securities Sold	892
Futures Contracts	1,551
Realized Net Gain (Loss)	2,443
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	146,177
Futures Contracts	(275)
Change in Unrealized Appreciation
(Depreciation)	145,902
Net Increase (Decrease) in Net Assets
Resulting from Operations	456,541

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	308,196	322,148
Realized Net Gain (Loss)	2,443	(20,552)
Change in Unrealized Appreciation (Depreciation)	145,902	(77,347)
Net Increase (Decrease) in Net Assets Resulting from Operations	456,541	224,249
Distributions
Net Investment Income
Investor Shares	(59,444)	(69,723)
Admiral Shares	(248,752)	(252,425)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(308,196)	(322,148)
Capital Share Transactions
Investor Shares	(374,432)	(336,064)
Admiral Shares	2,390,587	1,011,429
Net Increase (Decrease) from Capital Share Transactions	2,016,155	675,365
Total Increase (Decrease)	2,164,500	577,466
Net Assets
Beginning of Period	14,585,231	14,007,765
End of Period	16,749,731	14,585,231

1 Interest income from an affiliated company of the fund was $370,000.
See accompanying Notes, which are an integral part of the Financial Statements.

44

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.07	$11.15	$10.97	$10.65	$10.73
Investment Operations
Net Investment Income	.212	.247	.259	.304	.366
Net Realized and Unrealized Gain (Loss)
on Investments	.110	(.080)	.180	.320	(.080)
Total from Investment Operations	.322	.167	.439	.624	.286
Distributions
Dividends from Net Investment Income	(.212)	(.247)	(.259)	(.304)	(.366)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.212)	(.247)	(.259)	(.304)	(.366)
Net Asset Value, End of Period	$11.18	$11.07	$11.15	$10.97	$10.65

Total Return[1]	2.93%	1.53%	4.04%	5.92%	2.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,779	$3,123	$3,484	$3,070	$2,094
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.90%	2.24%	2.33%	2.77%	3.38%
Portfolio Turnover Rate	15%	14%	14%	11%	23%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.07	$11.15	$10.97	$10.65	$10.73
Investment Operations
Net Investment Income	.221	.256	.268	.313	.374
Net Realized and Unrealized Gain (Loss)
on Investments	.110	(.080)	.180	.320	(.080)
Total from Investment Operations	.331	.176	.448	.633	.294
Distributions
Dividends from Net Investment Income	(.221)	(.256)	(.268)	(.313)	(.374)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.221)	(.256)	(.268)	(.313)	(.374)
Net Asset Value, End of Period	$11.18	$11.07	$11.15	$10.97	$10.65

Total Return[1]	3.01%	1.61%	4.12%	6.01%	2.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,970	$11,463	$10,524	$8,580	$5,744
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.98%	2.32%	2.41%	2.85%	3.45%
Portfolio Turnover Rate	15%	14%	14%	11%	23%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2012, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $2,305,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

46

Limited-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,442,678	11,139
Temporary Cash Investments	254,897	—	—
Futures Contracts—Assets[1]	291	—	—
Futures Contracts—Liabilities[1]	(262)	—	—
Total	254,926	16,442,678	11,139
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2012	1,573	195,445	279
30-Year U.S. Treasury Bond	December 2012	(492)	(73,462)	(495)
10-Year U.S. Treasury Note	December 2012	(509)	(67,713)	(59)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2012, the fund had available capital losses totaling $114,705,000 to offset future net capital gains. Of this amount, $112,944,000 is subject to expiration dates; $20,383,000 may be used to offset future net capital gains through October 31, 2013, $16,166,000 through October 31, 2014, $12,485,000 through October 31, 2015, $2,743,000 through October 31, 2016, $29,710,000 through October 31, 2017, $4,375,000 through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $1,761,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $1,396,000 expired on October 31, 2012; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

The fund had realized losses totaling $9,553,000 through October 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2012, the cost of investment securities for tax purposes was $16,204,261,000.

Net unrealized appreciation of investment securities for tax purposes was $504,453,000, consisting of unrealized gains of $505,120,000 on securities that had risen in value since their purchase and $667,000 in unrealized losses on securities that had fallen in value since their purchase.

47

Limited-Term Tax-Exempt Fund

F. During the year ended October 31, 2012, the fund purchased $3,084,458,000 of investment securities and sold $1,920,607,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,214,050	108,755	1,247,080	112,781
Issued in Lieu of Cash Distributions	48,457	4,338	58,012	5,249
Redeemed	(1,636,939)	(146,585)	(1,641,156)	(148,494)
Net Increase (Decrease)—Investor Shares	(374,432)	(33,492)	(336,064)	(30,464)
Admiral Shares
Issued	5,267,141	471,601	4,545,031	411,131
Issued in Lieu of Cash Distributions	192,291	17,211	196,859	17,808
Redeemed	(3,068,845)	(274,826)	(3,730,461)	(337,754)
Net Increase (Decrease)—Admiral Shares	2,390,587	213,986	1,011,429	91,185

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

48

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWITX	VWIUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.54%	1.62%

Financial Attributes
		Barclays
		1–15 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	3,893	37,534	46,210
Yield to Maturity
(before expenses)	1.7%	1.6%	2.2%
Average Coupon	4.4%	4.8%	4.9%
Average Duration	5.0 years	4.9 years	6.8 years
Average Maturity	5.5 years	5.1 years	5.8 years
Short-Term Reserves	7.8%	—	—

Largest Area Concentrations[2]
New York	15.2%
California	11.6
Texas	8.2
Florida	6.6
Illinois	6.3
New Jersey	5.7
Massachusetts	4.0
Pennsylvania	3.9
Ohio	3.6
Georgia	3.0
Top Ten	68.1%

Volatility Measures
	Barclays
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.97	0.97
Beta	1.18	0.94

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	13.6%
1–3 Years	11.4
3–5 Years	16.5
5–10 Years	52.9
10–20 Years	5.5
20–30 Years	0.1

Distribution by Credit Quality (% of portfolio)
AAA	16.4%
AA	49.7
A	28.6
BBB	3.6
B	0.8
Not Rated	0.9

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

49

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002–October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2012		of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares	8.15%	5.62%	4.65%	$15,750
Barclays 1–15 Year Municipal Bond Index	7.02	5.76	4.81	16,000
Intermediate Municipal Funds Average[1]	7.42	4.97	4.03	14,845
Barclays Municipal Bond Index	9.03	6.02	5.24	16,660

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Admiral Shares	8.24%	5.71%	4.72%	$79,322
Barclays 1–15 Year Municipal Bond Index	7.02	5.76	4.81	80,001
Barclays Municipal Bond Index	9.03	6.02	5.24	83,302

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

50

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2002–October 31, 2012
				Barclays
				1–15 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	0.51%	4.23%	4.74%	4.95%
2004	0.66	4.16	4.82	4.96
2005	–3.00	4.02	1.02	1.15
2006	0.83	4.31	5.14	4.91
2007	–1.42	4.16	2.74	3.45
2008	–4.48	3.99	–0.49	0.88
2009	6.27	4.24	10.51	10.72
2010	3.14	3.81	6.95	6.81
2011	–0.36	3.71	3.35	3.62
2012	4.80	3.35	8.15	7.02

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	7.57%	5.64%	0.43%	4.01%	4.44%
Admiral Shares	2/12/2001	7.66	5.73	0.43	4.08	4.51

51

Intermediate-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Interest[1]	1,162,855
Total Income	1,162,855
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,654
Management and Administrative—
Investor Shares	11,424
Management and Administrative—
Admiral Shares	24,583
Marketing and Distribution—
Investor Shares	2,057
Marketing and Distribution—
Admiral Shares	5,803
Custodian Fees	351
Auditing Fees	29
Shareholders’ Reports—Investor Shares	297
Shareholders’ Reports—Admiral Shares	157
Trustees’ Fees and Expenses	29
Total Expenses	47,384
Net Investment Income	1,115,471
Realized Net Gain (Loss)
Investment Securities Sold	41,191
Futures Contracts	3,482
Realized Net Gain (Loss)	44,673
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	1,528,220
Futures Contracts	(619)
Change in Unrealized Appreciation
(Depreciation)	1,527,601
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,687,745

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,115,471	1,087,989
Realized Net Gain (Loss)	44,673	(71,175)
Change in Unrealized Appreciation (Depreciation)	1,527,601	(86,565)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,687,745	930,249
Distributions
Net Investment Income
Investor Shares	(227,874)	(248,975)
Admiral Shares	(887,597)	(839,014)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,115,471)	(1,087,989)
Capital Share Transactions
Investor Shares	(139,969)	(1,280,710)
Admiral Shares	5,348,748	1,539,350
Net Increase (Decrease) from Capital Share Transactions	5,208,779	258,640
Total Increase (Decrease)	6,781,053	100,900
Net Assets
Beginning of Period	30,923,655	30,822,755
End of Period	37,704,708	30,923,655

1 Interest income from an affiliated company of the fund was $704,000.
See accompanying Notes, which are an integral part of the Financial Statements.

52

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.75	$13.80	$13.38	$12.59	$13.18
Investment Operations
Net Investment Income	.449	.494	.495	.514	.535
Net Realized and Unrealized Gain (Loss)
on Investments	.660	(.050)	.420	.790	(.590)
Total from Investment Operations	1.109	.444	.915	1.304	(.055)
Distributions
Dividends from Net Investment Income	(.449)	(.494)	(.495)	(.514)	(.535)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.449)	(.494)	(.495)	(.514)	(.535)
Net Asset Value, End of Period	$14.41	$13.75	$13.80	$13.38	$12.59

Total Return[1]	8.15%	3.35%	6.95%	10.51%	–0.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,976	$6,783	$8,122	$7,525	$5,524
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.15%	3.66%	3.63%	3.91%	4.08%
Portfolio Turnover Rate	11%	15%	20%	19%	23%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.75	$13.80	$13.38	$12.59	$13.18
Investment Operations
Net Investment Income	.460	.505	.506	.524	.544
Net Realized and Unrealized Gain (Loss)
on Investments	.660	(.050)	.420	.790	(.590)
Total from Investment Operations	1.120	.455	.926	1.314	(.046)
Distributions
Dividends from Net Investment Income	(.460)	(.505)	(.506)	(.524)	(.544)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.460)	(.505)	(.506)	(.524)	(.544)
Net Asset Value, End of Period	$14.41	$13.75	$13.80	$13.38	$12.59

Total Return[1]	8.24%	3.43%	7.03%	10.60%	–0.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,729	$24,140	$22,701	$18,251	$13,338
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.23%	3.74%	3.71%	3.99%	4.15%
Portfolio Turnover Rate	11%	15%	20%	19%	23%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2012, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $5,171,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

54

Intermediate-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	37,239,029	—
Temporary Cash Investments	437,719	—	—
Futures Contracts—Assets[1]	653	—	—
Futures Contracts—Liabilities[1]	(588)	—	—
Total	437,784	37,239,029	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2012	3,529	438,478	625
30-Year U.S. Treasury Bond	December 2012	(1,104)	(164,841)	(1,111)
10-Year U.S. Treasury Note	December 2012	(1,143)	(152,055)	(133)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, the fund used capital loss carryforwards of $38,515,000 to offset taxable capital gains realized during the year ended October 31, 2012. At October 31, 2012, the fund had available capital losses totaling $30,029,000 to offset future net capital gains through October 31, 2019.

The fund had realized losses totaling $45,003,000 through October 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2012, the cost of investment securities for tax purposes was $34,929,579,000.

Net unrealized appreciation of investment securities for tax purposes was $2,747,169,000, consisting of unrealized gains of $2,753,995,000 on securities that had risen in value since their purchase and $6,826,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $7,601,168,000 of investment securities and sold $3,386,548,000 of investment securities, other than temporary cash investments.

55

Intermediate-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,504,718	176,658	2,181,878	161,869
Issued in Lieu of Cash Distributions	165,343	11,628	187,555	13,907
Redeemed	(2,810,030)	(197,684)	(3,650,143)	(270,932)
Net Increase (Decrease)—Investor Shares	(139,969)	(9,398)	(1,280,710)	(95,156)
Admiral Shares
Issued	8,341,519	587,230	7,338,197	544,019
Issued in Lieu of Cash Distributions	639,399	44,938	605,567	44,870
Redeemed	(3,632,170)	(255,925)	(6,404,414)	(477,987)
Net Increase (Decrease)—Admiral Shares	5,348,748	376,243	1,539,350	110,902

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

56

Long-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.17%	2.25%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,021	46,210
Yield to Maturity
(before expenses)	2.2%	2.2%
Average Coupon	4.4%	4.9%
Average Duration	6.0 years	6.8 years
Average Maturity	6.4 years	5.8 years
Short-Term Reserves	7.0%	—

Largest Area Concentrations[2]
California	15.7%
New York	15.0
Illinois	8.0
Texas	7.6
Florida	6.9
New Jersey	4.6
Massachusetts	3.8
Pennsylvania	2.9
Georgia	2.7
Washington	2.4
Top Ten	69.6%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.98
Beta	1.06

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	12.1%
1–3 Years	10.2
3–5 Years	12.7
5–10 Years	57.3
10–20 Years	5.6
20–30 Years	1.8
Over 30 Years	0.3

Distribution by Credit Quality (% of portfolio)
AAA	12.3%
AA	47.8
A	31.5
BBB	6.5
B	0.9
Not Rated	1.0

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

57

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002–October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2012		of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund
Investor Shares	10.27%	5.74%	5.04%	$16,344
Barclays Municipal Bond Index	9.03	6.02	5.24	16,660
General & Insured Municipal Debt
Funds Average[1]	10.99	5.17	4.45	15,456

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Admiral Shares	10.36%	5.82%	5.11%	$82,311
Barclays Municipal Bond Index	9.03	6.02	5.24	83,302

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

58

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2002–October 31, 2012
				Barclays
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	0.71%	4.72%	5.43%	5.11%
2004	1.40	4.74	6.14	6.03
2005	–2.77	4.46	1.69	2.54
2006	1.37	4.77	6.14	5.75
2007	–2.20	4.57	2.37	2.91
2008	–9.02	4.28	–4.74	–3.30
2009	8.23	5.09	13.32	13.60
2010	3.02	4.50	7.52	7.78
2011	–1.07	4.36	3.29	3.78
2012	6.20	4.07	10.27	9.03

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	9.34%	5.74%	0.15%	4.55%	4.70%
Admiral Shares	2/12/2001	9.43	5.82	0.15	4.62	4.77

59

Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Interest[1]	308,764
Total Income	308,764
Expenses
The Vanguard Group—Note B
Investment Advisory Services	598
Management and Administrative—
Investor Shares	1,766
Management and Administrative—
Admiral Shares	6,004
Marketing and Distribution—
Investor Shares	317
Marketing and Distribution—
Admiral Shares	1,301
Custodian Fees	85
Auditing Fees	29
Shareholders’ Reports—Investor Shares	74
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	7
Total Expenses	10,228
Net Investment Income	298,536
Realized Net Gain (Loss)
Investment Securities Sold	30,755
Futures Contracts	762
Realized Net Gain (Loss)	31,517
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	423,756
Futures Contracts	(135)
Change in Unrealized Appreciation
(Depreciation)	423,621
Net Increase (Decrease) in Net Assets
Resulting from Operations	753,674

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	298,536	310,939
Realized Net Gain (Loss)	31,517	(22,983)
Change in Unrealized Appreciation (Depreciation)	423,621	(88,577)
Net Increase (Decrease) in Net Assets Resulting from Operations	753,674	199,379
Distributions
Net Investment Income
Investor Shares	(42,754)	(48,270)
Admiral Shares	(255,782)	(262,669)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(298,536)	(310,939)
Capital Share Transactions
Investor Shares	(36,069)	(487,223)
Admiral Shares	499,032	(126,952)
Net Increase (Decrease) from Capital Share Transactions	462,963	(614,175)
Total Increase (Decrease)	918,101	(725,735)
Net Assets
Beginning of Period	7,250,907	7,976,642
End of Period	8,169,008	7,250,907

1 Interest income from an affiliated company of the fund was $176,000.
See accompanying Notes, which are an integral part of the Financial Statements.

60

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.13	$11.25	$10.92	$10.09	$11.09
Investment Operations
Net Investment Income	.437	.468	.475	.487	.497
Net Realized and Unrealized Gain (Loss)
on Investments	.690	(.120)	.330	.830	(1.000)
Total from Investment Operations	1.127	.348	.805	1.317	(.503)
Distributions
Dividends from Net Investment Income	(.437)	(.468)	(.475)	(.487)	(.497)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.437)	(.468)	(.475)	(.487)	(.497)
Net Asset Value, End of Period	$11.82	$11.13	$11.25	$10.92	$10.09

Total Return[1]	10.27%	3.29%	7.52%	13.32%	–4.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,130	$1,100	$1,615	$1,768	$686
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.78%	4.33%	4.28%	4.59%	4.56%
Portfolio Turnover Rate	15%	19%	23%	15%	26%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.13	$11.25	$10.92	$10.09	$11.09
Investment Operations
Net Investment Income	.446	.477	.484	.495	.504
Net Realized and Unrealized Gain (Loss)
on Investments	.690	(.120)	.330	.830	(1.000)
Total from Investment Operations	1.136	.357	.814	1.325	(.496)
Distributions
Dividends from Net Investment Income	(.446)	(.477)	(.484)	(.495)	(.504)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.446)	(.477)	(.484)	(.495)	(.504)
Net Asset Value, End of Period	$11.82	$11.13	$11.25	$10.92	$10.09

Total Return[1]	10.36%	3.37%	7.61%	13.41%	–4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,039	$6,150	$6,361	$5,547	$2,180
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.86%	4.41%	4.36%	4.67%	4.63%
Portfolio Turnover Rate	15%	19%	23%	15%	26%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2012, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $1,131,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

62

Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,032,788	—
Temporary Cash Investments	112,062	—	—
Futures Contracts—Assets[1]	142	—	—
Futures Contracts—Liabilities[1]	(128)	—	—
Total	112,076	8,032,788	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2012	767	95,300	136
30-Year U.S. Treasury Bond	December 2012	(240)	(35,835)	(242)
10-Year U.S. Treasury Note	December 2012	(248)	(32,992)	(29)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, the fund used capital loss carryforwards of $28,791,000 to offset taxable capital gains realized during the year ended October 31, 2012. At October 31, 2012, the fund had available capital losses totaling $24,642,000 to offset future net capital gains of $5,362,000 through October 31, 2017, and $19,280,000 through October 31, 2019.

The fund had realized losses totaling $31,327,000 through October 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2012, the cost of investment securities for tax purposes was $7,440,390,000. Net unrealized appreciation of investment securities for tax purposes was $704,460,000, consisting of unrealized gains of $712,149,000 on securities that had risen in value since their purchase and $7,689,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $1,499,730,000 of investment securities and sold $1,097,606,000 of investment securities, other than temporary cash investments.

63

Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	309,685	26,749	264,077	24,274
Issued in Lieu of Cash Distributions	32,722	2,824	37,743	3,480
Redeemed	(378,476)	(32,771)	(789,043)	(72,463)
Net Increase (Decrease)—Investor Shares	(36,069)	(3,198)	(487,223)	(44,709)
Admiral Shares
Issued	1,150,356	99,672	1,346,792	123,816
Issued in Lieu of Cash Distributions	163,007	14,063	168,689	15,548
Redeemed	(814,331)	(70,612)	(1,642,433)	(152,196)
Net Increase (Decrease)—Admiral Shares	499,032	43,123	(126,952)	(12,832)

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

64

High-Yield Tax-Exempt Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.53%	2.61%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,023	46,210
Yield to Maturity
(before expenses)	2.6%	2.2%
Average Coupon	4.3%	4.9%
Average Duration	6.1 years	6.8 years
Average Maturity	6.6 years	5.8 years
Short-Term Reserves	9.5%	—

Largest Area Concentrations[2]
California	16.5%
New York	12.3
New Jersey	7.9
Texas	7.7
Illinois	7.3
Florida	5.7
Pennsylvania	3.7
Ohio	3.1
Georgia	2.8
Michigan	2.3
Top Ten	69.3%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.95
Beta	1.07

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	13.7%
1–5 Years	22.2
5–10 Years	52.9
10–20 Years	7.7
20–30 Years	2.5
Over 30 Years	1.0

Distribution by Credit Quality (% of portfolio)
AAA	6.6%
AA	31.1
A	41.2
BBB	13.7
BB	0.6
B	2.9
Not Rated	3.9

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

65

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002–October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2012		of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares	11.43%	5.93%	5.43%	$16,968
Barclays Municipal Bond Index	9.03	6.02	5.24	16,660
General & Insured Municipal Debt
Funds Average[1]	10.99	5.17	4.45	15,456

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Admiral Shares	11.52%	6.01%	5.51%	$85,453
Barclays Municipal Bond Index	9.03	6.02	5.24	83,302

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

66

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2002–October 31, 2012
				Barclays
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2003	1.42%	5.13%	6.55%	5.11%
2004	1.59	4.89	6.48	6.03
2005	–1.38	4.58	3.20	2.54
2006	1.87	4.74	6.61	5.75
2007	–2.66	4.60	1.94	2.91
2008	–12.52	4.32	–8.20	–3.30
2009	10.44	5.65	16.09	13.60
2010	4.00	4.76	8.76	7.78
2011	–1.31	4.57	3.26	3.78
2012	7.22	4.21	11.43	9.03

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	10.46%	5.87%	0.37%	4.74%	5.11%
Admiral Shares	11/12/2001	10.55	5.95	0.37	4.82	5.19

67

High-Yield Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Interest[1]	286,094
Total Income	286,094
Expenses
The Vanguard Group—Note B
Investment Advisory Services	538
Management and Administrative—
Investor Shares	2,336
Management and Administrative—
Admiral Shares	5,008
Marketing and Distribution—
Investor Shares	420
Marketing and Distribution—
Admiral Shares	1,080
Custodian Fees	78
Auditing Fees	29
Shareholders’ Reports—Investor Shares	141
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	6
Total Expenses	9,683
Net Investment Income	276,411
Realized Net Gain (Loss)
Investment Securities Sold	35,862
Futures Contracts	738
Realized Net Gain (Loss)	36,600
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	436,805
Futures Contracts	(131)
Change in Unrealized Appreciation
(Depreciation)	436,674
Net Increase (Decrease) in Net Assets
Resulting from Operations	749,685

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	276,411	277,534
Realized Net Gain (Loss)	36,600	(39,728)
Change in Unrealized Appreciation (Depreciation)	436,674	(93,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	749,685	144,189
Distributions
Net Investment Income
Investor Shares	(58,598)	(60,480)
Admiral Shares	(217,813)	(217,054)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(276,411)	(277,534)
Capital Share Transactions
Investor Shares	168,511	(482,724)
Admiral Shares	1,155,575	(323,161)
Net Increase (Decrease) from Capital Share Transactions	1,324,086	(805,885)
Total Increase (Decrease)	1,797,360	(939,230)
Net Assets
Beginning of Period	6,151,639	7,090,869
End of Period	7,948,999	6,151,639

1 Interest income from an affiliated company of the fund was $109,000.
See accompanying Notes, which are an integral part of the Financial Statements.

68

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.53	$10.67	$10.26	$9.29	$10.62
Investment Operations
Net Investment Income	.425	.465	.470	.483	.494
Net Realized and Unrealized Gain (Loss)
on Investments	.760	(.140)	.410	.970	(1.330)
Total from Investment Operations	1.185	.325	.880	1.453	(.836)
Distributions
Dividends from Net Investment Income	(.425)	(.465)	(.470)	(.483)	(.494)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.425)	(.465)	(.470)	(.483)	(.494)
Net Asset Value, End of Period	$11.29	$10.53	$10.67	$10.26	$9.29

Total Return[1]	11.43%	3.26%	8.76%	16.09%	–8.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,609	$1,339	$1,861	$1,892	$1,660
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.86%	4.54%	4.49%	4.99%	4.78%
Portfolio Turnover Rate	20%	19%	19%	23%	24%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.53	$10.67	$10.26	$9.29	$10.62
Investment Operations
Net Investment Income	.434	.473	.479	.491	.501
Net Realized and Unrealized Gain (Loss)
on Investments	.760	(.140)	.410	.970	(1.330)
Total from Investment Operations	1.194	.333	.889	1.461	(.829)
Distributions
Dividends from Net Investment Income	(.434)	(.473)	(.479)	(.491)	(.501)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.434)	(.473)	(.479)	(.491)	(.501)
Net Asset Value, End of Period	$11.29	$10.53	$10.67	$10.26	$9.29

Total Return[1]	11.52%	3.34%	8.85%	16.18%	–8.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,340	$4,813	$5,230	$4,447	$3,769
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.94%	4.62%	4.57%	5.07%	4.85%
Portfolio Turnover Rate	20%	19%	19%	23%	24%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

69

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2012, the fund’s average investment in long and short futures contracts each represented less than 1% of net assets, based on quarterly average settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $1,087,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

70

High-Yield Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,888,914	—
Temporary Cash Investments	62,080	—	—
Futures Contracts—Assets[1]	137	—	—
Futures Contracts—Liabilities[1]	(124)	—	—
Total	62,093	7,888,914	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U. S. Treasury Note	December 2012	743	92,318	131
30-Year U. S. Treasury Bond	December 2012	(233)	(34,790)	(234)
10-Year U. S. Treasury Note	December 2012	(240)	(31,928)	(28)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, the fund used capital loss carryforwards of $37,004,000 to offset taxable capital gains realized during the year ended October 31, 2012. At October 31, 2012, the fund had available capital losses totaling $146,874,000 to offset future net capital gains of $5,782,000 through October 31, 2016, $96,270,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019.

The fund had realized losses totaling $9,123,000 through October 31, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2012, the cost of investment securities for tax purposes was $7,362,752,000. Net unrealized appreciation of investment securities for tax purposes was $588,242,000, consisting of unrealized gains of $605,348,000 on securities that had risen in value since their purchase and $17,106,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $2,300,353,000 of investment securities and sold $1,299,774,000 of investment securities, other than temporary cash investments.

71

High-Yield Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	684,295	62,295	348,378	33,917
Issued in Lieu of Cash Distributions	46,097	4,181	47,006	4,586
Redeemed	(561,881)	(51,072)	(878,108)	(85,633)
Net Increase (Decrease)—Investor Shares	168,511	15,404	(482,724)	(47,130)
Admiral Shares
Issued	1,744,009	158,312	1,113,305	108,266
Issued in Lieu of Cash Distributions	144,703	13,119	144,013	14,052
Redeemed	(733,137)	(66,759)	(1,580,479)	(155,217)
Net Increase (Decrease)—Admiral Shares	1,155,575	104,672	(323,161)	(32,899)

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

72

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund:

In our opinion, the statement of net assets appearing herein and the accompanying statements of net assets appearing in the insert to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (constituting separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 11, 2012

Special 2012 tax information (unaudited) for Vanguard Municipal Bond Funds

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

73

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

■ Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

■ Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

74

Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2012	10/31/2012	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.24	$0.81
Short-Term
Investor Shares	$1,000.00	$1,005.25	$1.01
Admiral Shares	1,000.00	1,005.65	0.61
Limited-Term
Investor Shares	$1,000.00	$1,010.05	$1.01
Admiral Shares	1,000.00	1,010.45	0.61
Intermediate-Term
Investor Shares	$1,000.00	$1,029.67	$1.02
Admiral Shares	1,000.00	1,030.09	0.61
Long-Term
Investor Shares	$1,000.00	$1,040.64	$1.03
Admiral Shares	1,000.00	1,041.06	0.62
High-Yield
Investor Shares	$1,000.00	$1,044.73	$1.03
Admiral Shares	1,000.00	1,045.15	0.62
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.40	$0.82
Short-Term
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Limited-Term
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Intermediate-Term
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Long-Term
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
High-Yield
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.16%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

75

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For the Tax-Exempt Money Market Fund, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

76

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International, Ltd. (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive LLP (automotive components); Senior Advisor at New Mountain Capital; Trustee of The Conference Board.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Member of the National Commission on the Humanities and Social Sciences; Trustee of Carnegie Corporation of New York and of the National Constitution Center; Chair of the U.S. Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice P resident and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), the Lumina Foundation for Education, and Oxfam America; Chairman of the Advisory Council for the College of Arts and Letters and Member of the Advisory Board to the Kellogg Institute for International Studies at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Senior Vice President and Chief Financial Officer at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Director of TIFF Advisory Services, Inc. (investment advisor); Member of the Investment Advisory Committees of the Financial Industry Regulatory Authority (FINRA) and of Major League Baseball.

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services) and the National Association of Manufacturers; Chairman of the Board of the Federal Reserve Bank of Cleveland and of University Hospitals of Cleveland; Advisory Chairman of the Board of The Cleveland Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Director of SPX Corporation (multi-industry manufacturing); Overseer of the Amos Tuck School of Business Administration at Dartmouth College; Advisor to the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley	Michael S. Miller
Kathleen C. Gubanich	James M. Norris
Paul A. Heller	Glenn W. Reed
Martha G. King	George U. Sauter
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or
Text Telephone for People	by calling Vanguard at 800-662-2739. The guidelines
With Hearing Impairment > 800-749-7273	are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either vanguard.com/proxyreporting or sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by the	You can review and copy information about your fund
fund’s current prospectus.	at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
CFA® is a trademark owned by CFA Institute.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q950 122012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2012: $166,000
Fiscal Year Ended October 31, 2011: $164,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2012: $4,809,780
Fiscal Year Ended October 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2012: $1,812,565
Fiscal Year Ended October 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2012: $490,518
Fiscal Year Ended October 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2012: $16,000
Fiscal Year Ended October 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2012: $506,518
Fiscal Year Ended October 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2012

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 19, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.